Fidelity® Advisor

Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Real Estate Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity® Adv Real Estate - CL A	-4.12%
Fidelity Adv Real Estate - CL A (incl. 5.75% sales charge)	-9.64%
S&P 500 ®	-2.85%
Wilshire Real Estate Securities	-4.64%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on September 12, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. These numbers will be reported once Class A is a year old. In addition, the growth of a hypothetical $10,000 investment in Class A will appear in Class A's next report six months from now.

Semiannual Report

Fidelity Advisor Real Estate Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity Adv Real Estate - CL T	-4.22%
Fidelity Adv Real Estate - CL T (incl. 3.50% sales charge)	-7.57%
S&P 500	-2.85%
Wilshire Real Estate Securities	-4.64%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on September 12, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T's had performed at a constant rate each year. These numbers will be reported once Class T is a year old. In addition, the growth of a hypothetical $10,000 investment in Class T will appear in Class T's next report six months from now.

Semiannual Report

Fidelity Advisor Real Estate Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity Adv Real Estate - CL B	-4.32%
Fidelity Adv Real Estate - CL B (incl. contingent deferred sales charge)	-9.06%
S&P 500	-2.85%
Wilshire Real Estate Securities	-4.64%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on September 12, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. These numbers will be reported once Class B is a year old. In addition, the growth of a hypothetical $10,000 investment in Class B will appear in Class B's next report six months from now.

Semiannual Report

Fidelity Advisor Real Estate Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity Adv Real Estate - CL C	-4.32%
Fidelity Adv Real Estate - CL C (incl. contingent deferred sales charge)	-5.27%
S&P 500	-2.85%
Wilshire Real Estate Securities	-4.64%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on September 12, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. These numbers will be reported once Class C is a year old. In addition, the growth of a hypothetical $10,000 investment in Class C will appear in Class C's next report six months from now.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Steve Buller, Portfolio Manager of Fidelity Advisor Real Estate Fund

Q. How did the fund perform, Steve?

A. From its inception on September 12, 2002, through January 31, 2003, the fund's Class A, Class T, Class B and Class C shares were down 4.12%, 4.22%, 4.32% and 4.32%, respectively. In comparison, the Wilshire Real Estate Securities Index fell 4.64% and the Standard & Poor's 500 Index dropped 2.85%. Going forward, the fund will compare its performance to its indexes and its Lipper peer group average at six- and 12-month intervals.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How would you assess the state of the real estate equity market during the brief period?

A. Generally speaking, the fundamentals of real estate stocks were weakening across all the property types except malls and retail strip centers. These two groups held up better than other areas because demand for retail space remained strong as merchandizing chains looked to grow their businesses by opening new stores. Some of the fund's top performers were mall/strip center stocks, such as CBL & Associates Properties and Pan Pacific Retail Properties, although mall owner Simon Property Group was the fund's biggest detractor. At the end of 2002, the fundamentals of companies in the apartment and industrial segments stabilized to some degree, meaning that occupancy rates and rental pricing rates had stopped declining, as had been the case for most of the past year. Despite weaker fundamentals in general, though, the valuations of real estate securities still were modestly undervalued relative to their historical price-to-earnings multiples - as well as to the equity and bond markets - largely because the value of the average building either remained the same or increased. Investors also continued to be attracted to real estate stocks' high dividend yields.

Q. How was the fund positioned across the various property categories relative to its index?

A. The fund was significantly overweighted in industrial real estate investment trusts (REITs), including ProLogis and Duke Realty, for two reasons. First, I've always felt this group offered the best risk-adjusted return potential because it tends to react favorably the quickest to changes in the supply and demand of space. Second, industrial REITs tend to hold up better amid periods of economic weakness. I also underweighted office stocks because I felt they had more downside left to absorb given their weakening fundamentals. The national vacancy rate for offices was around 15% at the end of the period; historically, it's been about 10%. As it turned out, being overweighted in industrial stocks didn't materially influence the fund's relative return during the brief period. My stock selection in the office group - namely disappointing results for Equity Office Properties Trust - hurt the fund's relative performance.

Q. Were there any other significant strategies you adopted?

A. Given the prevailing economic slowdown, I underweighted hotel REITs because demand continued to be sluggish, and this strategy proved helpful. Hotel occupancy rates did stabilize recently, but that's largely because the companies cut prices to attract customers, resulting in lower earnings. Although the hotel/lodging industry was the sector's worst-performing group, one of the fund's largest holdings, Starwood Hotels & Resorts Worldwide, rose nearly 11%. Elsewhere, I began increasing the fund's apartment exposure in December, as many stocks fell to attractively low valuations. I also felt this group could benefit from an improving economy and a rising interest rate environment, on the expectation that there could be less competition from buyers of single-family homes going forward. Overall, however, my stock selection in apartment stocks was subpar. AvalonBay Communities was a noteworthy disappointment.

Semiannual Report

Q. What can shareholders expect from real estate stocks in 2003?

A. During the poor equity market environment of the past three years, real estate stocks benefited from their perception as a good defensive investment due to their high dividend yields and more-attractive fundamentals. As long as this trend continues and equity investors continue to have lower expectations, the outlook for the fund remains positive. Shareholders should be aware that, if consistent evidence shows that the economy is on the mend, real estate stocks could lag the broader equity market, since investors may be willing to adopt more risk in their portfolios. Should I determine that an economic turning point is at hand, it's very likely that I'll focus on more economically sensitive property types, such as hotel, apartment and office stocks.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: above-average income and long-term capital growth by investing mainly in the equity securities of companies in the real estate industry

Start date: September 12, 2002

Size: as of January 31, 2003, more than $11 million

Manager: Steve Buller, since inception; joined Fidelity in 1992

3

Steve Buller on the value of dividend yields:

"A key reason why real estate stocks outperformed the broader equity market this period, as well as the past three-, five- and 10-year periods, was the presence of a strong dividend yield. Real estate investment trusts (REITs) produced an annual dividend yield of about 7% during the past 12 months - an added value to total return that attracted a lot of new demand for these securities. As the economic slowdown curtailed revenue throughout the corporate world, forcing companies to cut costs in search of profitability, most stocks tumbled. Due to the contractual nature of the real estate business, the revenues of companies are generally less sensitive to the ups and downs of the broader economy. In addition to generally maintaining stronger fundamentals than the rest of corporate America, the prospect of a 7% dividend sweetened the relative attractiveness of real estate securities. Our research on the real estate sector currently forecasts flat earnings growth for the remainder of 2003. That's not encouraging. However, should the economy fail to improve and real estate fundamentals slip further, the group's solid dividend yield could continue to play an influential role in its performance."

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Equity Office Properties Trust	7.3
ProLogis Trust	6.9
Apartment Investment & Management Co. Class A	6.5
CenterPoint Properties Trust (SBI)	5.1
Duke Realty Corp.	4.3
Simon Property Group, Inc.	4.1
Equity Residential (SBI)	4.0
General Growth Properties, Inc.	3.3
Starwood Hotels & Resorts Worldwide, Inc. unit	3.3
Archstone-Smith Trust	3.0
47.8
Top Five REIT Sectors as of January 31, 2003
% of fund's net assets
REITs - Industrial Buildings	26.0
REITs - Apartments	17.7
REITs - Office Buildings	14.4
REITs - Malls	13.8
REITs - Shopping Centers	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *
Stocks 94.4%
Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	2.2%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 3.3%
Hotels, Resorts & Cruise Lines - 3.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	16,400	$ 384,580
REAL ESTATE - 91.1%
Real Estate Management & Development - 6.5%
Boardwalk Equities, Inc.	27,500	258,445
Catellus Development Corp. (a)	17,200	340,044
Forest City Enterprises, Inc. Class A	1,300	43,095
The St. Joe Co.	3,800	108,452
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		750,036
REITs - Apartments - 17.7%
Apartment Investment & Management Co. Class A	20,700	752,445
Archstone-Smith Trust	15,700	348,540
AvalonBay Communities, Inc.	8,100	298,080
Camden Property Trust (SBI)	2,300	72,450
Equity Residential (SBI)	18,900	461,916
Home Properties of New York, Inc.	3,600	117,684
TOTAL REITS - APARTMENTS		2,051,115
REITs - Hotels - 2.8%
Hospitality Properties Trust (SBI)	6,300	204,120
Host Marriott Corp. (a)	14,800	120,620
TOTAL REITS - HOTELS		324,740
REITs - Industrial Buildings - 26.0%
AMB Property Corp. (SBI)	11,500	317,975
CenterPoint Properties Trust (SBI)	10,600	585,650
Duke Realty Corp.	19,900	498,495
First Industrial Realty Trust, Inc.	2,800	76,020
Liberty Property Trust (SBI)	11,000	329,890
Plum Creek Timber Co., Inc.	2,800	61,096
ProLogis Trust	32,300	802,655
Public Storage, Inc.	10,600	328,070
TOTAL REITS - INDUSTRIAL BUILDINGS		2,999,851
REITs - Malls - 13.8%
CBL & Associates Properties, Inc.	7,200	276,840
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Malls - continued
Crown American Realty Trust (SBI)	5,000	$ 45,250
General Growth Properties, Inc.	7,780	385,110
Mills Corp.	3,600	100,800
Simon Property Group, Inc.	14,400	470,880
Taubman Centers, Inc.	3,700	60,532
The Rouse Co.	8,100	257,013
TOTAL REITS - MALLS		1,596,425
REITs - Management/Investment - 0.2%
Keystone Property Trust (SBI)	1,200	19,620
REITs - Mobile Home Parks - 0.8%
Manufactured Home Communities, Inc.	1,600	45,472
Sun Communities, Inc.	1,300	45,175
TOTAL REITS - MOBILE HOME PARKS		90,647
REITs - Office Buildings - 14.4%
Boston Properties, Inc.	8,700	312,330
Corporate Office Properties Trust (SBI)	4,400	62,040
Cousins Properties, Inc.	3,500	84,525
Crescent Real Estate Equities Co.	3,400	50,966
Equity Office Properties Trust	35,100	840,294
Mack-Cali Realty Corp.	2,760	78,660
Reckson Associates Realty Corp.	4,900	99,960
Shurgard Storage Centers, Inc. Class A	3,100	92,690
SL Green Realty Corp.	1,300	39,286
TOTAL REITS - OFFICE BUILDINGS		1,660,751
REITs - Shopping Centers - 8.9%
Developers Diversified Realty Corp.	6,900	154,698
Federal Realty Investment Trust (SBI)	6,860	192,354
Pan Pacific Retail Properties, Inc.	7,600	278,160
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Regency Centers Corp.	2,900	$ 91,872
Vornado Realty Trust	8,900	307,050
TOTAL REITS - SHOPPING CENTERS		1,024,134
TOTAL REAL ESTATE		10,517,319
TOTAL COMMON STOCKS (Cost $11,235,767)		10,901,899
Cash Equivalents - 6.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.29%, dated 1/31/03 due 2/3/03) (Cost $688,000)	$ 688,074	688,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,923,767)		11,589,899
NET OTHER ASSETS - (0.4)%		(47,664)
NET ASSETS - 100%		$ 11,542,235
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,254,486 and $950,130, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,940 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $688,000) (cost $ 11,923,767) - See accompanying schedule		$ 11,589,899
Cash		994
Receivable for fund shares sold		61,126
Dividends receivable		17,390
Prepaid expenses		62,746
Receivable from investment adviser for expense reductions		12,443
Total assets		11,744,598

Liabilities
Payable for investments purchased	$ 63,692
Payable for fund shares redeemed	200
Distributions payable	9
Accrued management fee	5,397
Distribution fees payable	5,893
Other payables and accrued expenses	127,172
Total liabilities		202,363

Net Assets		$ 11,542,235
Net Assets consist of:
Paid in capital		$ 11,908,550
Distributions in excess of net investment income		(8,477)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,970)
Net unrealized appreciation (depreciation) on investments		(333,868)
Net Assets		$ 11,542,235

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,761,147 ÷ 185,708 shares)	$ 9.48

Maximum offering price per share (100/94.25 of $9.48)	$ 10.06
Class T: Net Asset Value and redemption price per share ($3,774,950 ÷ 398,015 shares)	$ 9.48

Maximum offering price per share (100/96.50 of $9.48)	$ 9.82
Class B: Net Asset Value and offering price per share ($2,415,872 ÷ 254,943 shares) A	$ 9.48

Class C: Net Asset Value and offering price per share ($2,622,797 ÷ 276,754 shares) A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($967,469 ÷ 101,923 shares)	$ 9.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		September 12, 2002 (commencement of operations) to January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 163,053
Interest		3,141
Total income		166,194

Expenses
Management fee	$ 19,763
Transfer agent fees	8,818
Distribution fees	20,987
Accounting fees and expenses	23,256
Non-interested trustees' compensation	10
Custodian fees and expenses	6,986
Registration fees	43,552
Audit	13,695
Total expenses before reductions	137,067
Expense reductions	(66,509)	70,558
Net investment income (loss)		95,636
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(23,927)
Foreign currency transactions	(43)
Total net realized gain (loss)		(23,970)
Change in net unrealized appreciation (depreciation) on investment securities		(333,868)
Net gain (loss)		(357,838)
Net increase (decrease) in net assets resulting from operations		$ (262,202)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

September 12, 2002 (commencement of operations) to January 31, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,636
Net realized gain (loss)	(23,970)
Change in net unrealized appreciation (depreciation)	(333,868)
Net increase (decrease) in net assets resulting from operations	(262,202)
Distributions to shareholders from net investment income	(104,113)
Share transactions - net increase (decrease)	11,908,550
Total increase (decrease) in net assets	11,542,235

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $8,477)	$ 11,542,235

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.41)
Distributions from net investment income	(.11)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.12)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.65% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.42)
Distributions from net investment income	(.10)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.96% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,775
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.43)
Distributions from net investment income	(.09)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.32)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.48% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,416
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.43)
Distributions from net investment income	(.09)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.32)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.43% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,623
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2003 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.40)
Distributions from net investment income	(.11)
Net asset value, end of period	$ 9.49
Total Return B, C	(4.02)%
Ratios to Average Net Assets F
Expenses before expense reductions	3.38% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.46% A
Net investment income (loss)	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and /or realized gain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 125,093	|
Unrealized depreciation	(486,308)
Net unrealized appreciation (depreciation)	$ (361,215)
Cost for federal income tax purposes	$ 11,951,114

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 1,444	$ 921
Class T	.25%	.25%	4,750	1,784
Class B	.75%	.25%	6,962	6,132
Class C	.75%	.25%	7,831	7,274
			$ 20,987	$ 16,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,407	$ 4,742
Class T	4,882	4,882
Class B*	168	168
Class C*	23	23
	$ 10,480	$ 9,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,284	.22*
Class T	2,672	.28*
Class B	2,108	.30*
Class C	1,975	.25*
Institutional Class	779	.21*
	$ 8,818

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75%	$ 10,957
Class T	2.00%	18,555
Class B	2.50%	13,765
Class C	2.50%	15,090
Institutional Class	1.50%	7,053
		$ 65,420

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 872	$ 217

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period September 12, 2002 (commencement of operations) to January 31, 2003
From net investment income
Class A	$ 18,601
Class T	32,136
Class B	20,501
Class C	21,845
Institutional Class	11,030
Total	$ 104,113

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period September 12, 2002 (commencement of operations) to January 31, 2003	For the period September 12, 2002 (commencement of operations) to January 31, 2003
Class A
Shares sold	197,756	$ 1,934,623
Reinvestment of distributions	1,746	16,897
Shares redeemed	(13,794)	(132,696)
Net increase (decrease)	185,708	$ 1,818,824
Class T
Shares sold	419,389	$ 4,072,343
Reinvestment of distributions	2,944	28,526
Shares redeemed	(24,318)	(231,686)
Net increase (decrease)	398,015	$ 3,869,183
Class B
Shares sold	261,514	$ 2,553,503
Reinvestment of distributions	1,901	18,401
Shares redeemed	(8,472)	(80,456)
Net increase (decrease)	254,943	$ 2,491,448
Class C
Shares sold	305,087	$ 2,975,913
Reinvestment of distributions	2,009	19,448
Shares redeemed	(30,342)	(284,803)
Net increase (decrease)	276,754	$ 2,710,558
Institutional Class
Shares sold	100,893	$ 1,008,574
Reinvestment of distributions	1,137	11,017
Shares redeemed	(107)	(1,054)
Net increase (decrease)	101,923	$ 1,018,537

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ARE-SANN-0303 340240
1.783109.100

Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Real Estate Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of fund
Fidelity® Adv Real Estate - Inst CL	-4.02%
S&P 500 ®	-2.85%
Wilshire Real Estate Securities	-4.64%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on September 12, 2002. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks - and the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs). These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. These numbers will be reported once Institutional Class is a year old. In addition, the growth of a hypothetical $10,000 investment in Institutional Class will appear in Institutional Class' next report six months from now.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Steve Buller, Portfolio Manager of Fidelity Advisor Real Estate Fund

Q. How did the fund perform, Steve?

A. From its inception on September 12, 2002, through January 31, 2003, the fund's Institutional Class shares were down 4.02%. In comparison, the Wilshire Real Estate Securities Index fell 4.64% and the Standard & Poor's 500 Index dropped 2.85%. Going forward, the fund will compare its performance to its indexes and its Lipper peer group average at six- and 12-month intervals.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How would you assess the state of the real estate equity market during the brief period?

A. Generally speaking, the fundamentals of real estate stocks were weakening across all the property types except malls and retail strip centers. These two groups held up better than other areas because demand for retail space remained strong as merchandizing chains looked to grow their businesses by opening new stores. Some of the fund's top performers were mall/strip center stocks, such as CBL & Associates Properties and Pan Pacific Retail Properties, although mall owner Simon Property Group was the fund's biggest detractor. At the end of 2002, the fundamentals of companies in the apartment and industrial segments stabilized to some degree, meaning that occupancy rates and rental pricing rates had stopped declining, as had been the case for most of the past year. Despite weaker fundamentals in general, though, the valuations of real estate securities still were modestly undervalued relative to their historical price-to-earnings multiples - as well as to the equity and bond markets - largely because the value of the average building either remained the same or increased. Investors also continued to be attracted to real estate stocks' high dividend yields.

Q. How was the fund positioned across the various property categories relative to its index?

A. The fund was significantly overweighted in industrial real estate investment trusts (REITs), including ProLogis and Duke Realty, for two reasons. First, I've always felt this group offered the best risk-adjusted return potential because it tends to react favorably the quickest to changes in the supply and demand of space. Second, industrial REITs tend to hold up better amid periods of economic weakness. I also underweighted office stocks because I felt they had more downside left to absorb given their weakening fundamentals. The national vacancy rate for offices was around 15% at the end of the period; historically, it's been about 10%. As it turned out, being overweighted in industrial stocks didn't materially influence the fund's relative return during the brief period. My stock selection in the office group - namely disappointing results for Equity Office Properties Trust - hurt the fund's relative performance.

Q. Were there any other significant strategies you adopted?

A. Given the prevailing economic slowdown, I underweighted hotel REITs because demand continued to be sluggish, and this strategy proved helpful. Hotel occupancy rates did stabilize recently, but that's largely because the companies cut prices to attract customers, resulting in lower earnings. Although the hotel/lodging industry was the sector's worst-performing group, one of the fund's largest holdings, Starwood Hotels & Resorts Worldwide, rose nearly 11%. Elsewhere, I began increasing the fund's apartment exposure in December, as many stocks fell to attractively low valuations. I also felt this group could benefit from an improving economy and a rising interest rate environment, on the expectation that there could be less competition from buyers of single-family homes going forward. Overall, however, my stock selection in apartment stocks was subpar. AvalonBay Communities was a noteworthy disappointment.

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Q. What can shareholders expect from real estate stocks in 2003?

A. During the poor equity market environment of the past three years, real estate stocks benefited from their perception as a good defensive investment due to their high dividend yields and more-attractive fundamentals. As long as this trend continues and equity investors continue to have lower expectations, the outlook for the fund remains positive. Shareholders should be aware that, if consistent evidence shows that the economy is on the mend, real estate stocks could lag the broader equity market, since investors may be willing to adopt more risk in their portfolios. Should I determine that an economic turning point is at hand, it's very likely that I'll focus on more economically sensitive property types, such as hotel, apartment and office stocks.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: above-average income and long-term capital growth by investing mainly in the equity securities of companies in the real estate industry

Start date: September 12, 2002

Size: as of January 31, 2003, more than $11 million

Manager: Steve Buller, since inception; joined Fidelity in 1992

3

Steve Buller on the value of dividend yields:

"A key reason why real estate stocks outperformed the broader equity market this period, as well as the past three-, five- and 10-year periods, was the presence of a strong dividend yield. Real estate investment trusts (REITs) produced an annual dividend yield of about 7% during the past 12 months - an added value to total return that attracted a lot of new demand for these securities. As the economic slowdown curtailed revenue throughout the corporate world, forcing companies to cut costs in search of profitability, most stocks tumbled. Due to the contractual nature of the real estate business, the revenues of companies are generally less sensitive to the ups and downs of the broader economy. In addition to generally maintaining stronger fundamentals than the rest of corporate America, the prospect of a 7% dividend sweetened the relative attractiveness of real estate securities. Our research on the real estate sector currently forecasts flat earnings growth for the remainder of 2003. That's not encouraging. However, should the economy fail to improve and real estate fundamentals slip further, the group's solid dividend yield could continue to play an influential role in its performance."

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Equity Office Properties Trust	7.3
ProLogis Trust	6.9
Apartment Investment & Management Co. Class A	6.5
CenterPoint Properties Trust (SBI)	5.1
Duke Realty Corp.	4.3
Simon Property Group, Inc.	4.1
Equity Residential (SBI)	4.0
General Growth Properties, Inc.	3.3
Starwood Hotels & Resorts Worldwide, Inc. unit	3.3
Archstone-Smith Trust	3.0
47.8
Top Five REIT Sectors as of January 31, 2003
% of fund's net assets
REITs - Industrial Buildings	26.0
REITs - Apartments	17.7
REITs - Office Buildings	14.4
REITs - Malls	13.8
REITs - Shopping Centers	8.9
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *
Stocks 94.4%
Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	2.2%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 3.3%
Hotels, Resorts & Cruise Lines - 3.3%
Starwood Hotels & Resorts Worldwide, Inc. unit	16,400	$ 384,580
REAL ESTATE - 91.1%
Real Estate Management & Development - 6.5%
Boardwalk Equities, Inc.	27,500	258,445
Catellus Development Corp. (a)	17,200	340,044
Forest City Enterprises, Inc. Class A	1,300	43,095
The St. Joe Co.	3,800	108,452
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		750,036
REITs - Apartments - 17.7%
Apartment Investment & Management Co. Class A	20,700	752,445
Archstone-Smith Trust	15,700	348,540
AvalonBay Communities, Inc.	8,100	298,080
Camden Property Trust (SBI)	2,300	72,450
Equity Residential (SBI)	18,900	461,916
Home Properties of New York, Inc.	3,600	117,684
TOTAL REITS - APARTMENTS		2,051,115
REITs - Hotels - 2.8%
Hospitality Properties Trust (SBI)	6,300	204,120
Host Marriott Corp. (a)	14,800	120,620
TOTAL REITS - HOTELS		324,740
REITs - Industrial Buildings - 26.0%
AMB Property Corp. (SBI)	11,500	317,975
CenterPoint Properties Trust (SBI)	10,600	585,650
Duke Realty Corp.	19,900	498,495
First Industrial Realty Trust, Inc.	2,800	76,020
Liberty Property Trust (SBI)	11,000	329,890
Plum Creek Timber Co., Inc.	2,800	61,096
ProLogis Trust	32,300	802,655
Public Storage, Inc.	10,600	328,070
TOTAL REITS - INDUSTRIAL BUILDINGS		2,999,851
REITs - Malls - 13.8%
CBL & Associates Properties, Inc.	7,200	276,840
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Malls - continued
Crown American Realty Trust (SBI)	5,000	$ 45,250
General Growth Properties, Inc.	7,780	385,110
Mills Corp.	3,600	100,800
Simon Property Group, Inc.	14,400	470,880
Taubman Centers, Inc.	3,700	60,532
The Rouse Co.	8,100	257,013
TOTAL REITS - MALLS		1,596,425
REITs - Management/Investment - 0.2%
Keystone Property Trust (SBI)	1,200	19,620
REITs - Mobile Home Parks - 0.8%
Manufactured Home Communities, Inc.	1,600	45,472
Sun Communities, Inc.	1,300	45,175
TOTAL REITS - MOBILE HOME PARKS		90,647
REITs - Office Buildings - 14.4%
Boston Properties, Inc.	8,700	312,330
Corporate Office Properties Trust (SBI)	4,400	62,040
Cousins Properties, Inc.	3,500	84,525
Crescent Real Estate Equities Co.	3,400	50,966
Equity Office Properties Trust	35,100	840,294
Mack-Cali Realty Corp.	2,760	78,660
Reckson Associates Realty Corp.	4,900	99,960
Shurgard Storage Centers, Inc. Class A	3,100	92,690
SL Green Realty Corp.	1,300	39,286
TOTAL REITS - OFFICE BUILDINGS		1,660,751
REITs - Shopping Centers - 8.9%
Developers Diversified Realty Corp.	6,900	154,698
Federal Realty Investment Trust (SBI)	6,860	192,354
Pan Pacific Retail Properties, Inc.	7,600	278,160
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Regency Centers Corp.	2,900	$ 91,872
Vornado Realty Trust	8,900	307,050
TOTAL REITS - SHOPPING CENTERS		1,024,134
TOTAL REAL ESTATE		10,517,319
TOTAL COMMON STOCKS (Cost $11,235,767)		10,901,899
Cash Equivalents - 6.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.29%, dated 1/31/03 due 2/3/03) (Cost $688,000)	$ 688,074	688,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,923,767)		11,589,899
NET OTHER ASSETS - (0.4)%		(47,664)
NET ASSETS - 100%		$ 11,542,235
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,254,486 and $950,130, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,940 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $688,000) (cost $ 11,923,767) - See accompanying schedule		$ 11,589,899
Cash		994
Receivable for fund shares sold		61,126
Dividends receivable		17,390
Prepaid expenses		62,746
Receivable from investment adviser for expense reductions		12,443
Total assets		11,744,598

Liabilities
Payable for investments purchased	$ 63,692
Payable for fund shares redeemed	200
Distributions payable	9
Accrued management fee	5,397
Distribution fees payable	5,893
Other payables and accrued expenses	127,172
Total liabilities		202,363

Net Assets		$ 11,542,235
Net Assets consist of:
Paid in capital		$ 11,908,550
Distributions in excess of net investment income		(8,477)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,970)
Net unrealized appreciation (depreciation) on investments		(333,868)
Net Assets		$ 11,542,235

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,761,147 ÷ 185,708 shares)	$ 9.48

Maximum offering price per share (100/94.25 of $9.48)	$ 10.06
Class T: Net Asset Value and redemption price per share ($3,774,950 ÷ 398,015 shares)	$ 9.48

Maximum offering price per share (100/96.50 of $9.48)	$ 9.82
Class B: Net Asset Value and offering price per share ($2,415,872 ÷ 254,943 shares) A	$ 9.48

Class C: Net Asset Value and offering price per share ($2,622,797 ÷ 276,754 shares) A	$ 9.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($967,469 ÷ 101,923 shares)	$ 9.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		September 12, 2002 (commencement of operations) to January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 163,053
Interest		3,141
Total income		166,194

Expenses
Management fee	$ 19,763
Transfer agent fees	8,818
Distribution fees	20,987
Accounting fees and expenses	23,256
Non-interested trustees' compensation	10
Custodian fees and expenses	6,986
Registration fees	43,552
Audit	13,695
Total expenses before reductions	137,067
Expense reductions	(66,509)	70,558
Net investment income (loss)		95,636
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(23,927)
Foreign currency transactions	(43)
Total net realized gain (loss)		(23,970)
Change in net unrealized appreciation (depreciation) on investment securities		(333,868)
Net gain (loss)		(357,838)
Net increase (decrease) in net assets resulting from operations		$ (262,202)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

September 12, 2002 (commencement of operations) to January 31, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,636
Net realized gain (loss)	(23,970)
Change in net unrealized appreciation (depreciation)	(333,868)
Net increase (decrease) in net assets resulting from operations	(262,202)
Distributions to shareholders from net investment income	(104,113)
Share transactions - net increase (decrease)	11,908,550
Total increase (decrease) in net assets	11,542,235

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $8,477)	$ 11,542,235

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.41)
Distributions from net investment income	(.11)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.12)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.65% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.42)
Distributions from net investment income	(.10)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.96% A
Expenses net of voluntary waivers, if any	2.00% A
Expenses net of all reductions	1.97% A
Net investment income (loss)	2.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,775
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.43)
Distributions from net investment income	(.09)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.32)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.48% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,416
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended January 31, 2003 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	(.52)
Total from investment operations	(.43)
Distributions from net investment income	(.09)
Net asset value, end of period	$ 9.48
Total Return B, C, D	(4.32)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.43% A
Expenses net of voluntary waivers, if any	2.50% A
Expenses net of all reductions	2.47% A
Net investment income (loss)	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,623
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended January 31, 2003 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	(.53)
Total from investment operations	(.40)
Distributions from net investment income	(.11)
Net asset value, end of period	$ 9.49
Total Return B, C	(4.02)%
Ratios to Average Net Assets F
Expenses before expense reductions	3.38% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.46% A
Net investment income (loss)	3.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 967
Portfolio turnover rate	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and /or realized gain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 125,093	|
Unrealized depreciation	(486,308)
Net unrealized appreciation (depreciation)	$ (361,215)
Cost for federal income tax purposes	$ 11,951,114

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-	.25%	$ 1,444	$ 921
Class T	.25%	.25%	4,750	1,784
Class B	.75%	.25%	6,962	6,132
Class C	.75%	.25%	7,831	7,274
			$ 20,987	$ 16,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 5,407	$ 4,742
Class T	4,882	4,882
Class B*	168	168
Class C*	23	23
	$ 10,480	$ 9,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,284	.22*
Class T	2,672	.28*
Class B	2,108	.30*
Class C	1,975	.25*
Institutional Class	779	.21*
	$ 8,818

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.75%	$ 10,957
Class T	2.00%	18,555
Class B	2.50%	13,765
Class C	2.50%	15,090
Institutional Class	1.50%	7,053
		$ 65,420

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

custody fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction
Fund Level	$ -	$ 872	$ 217

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period September 12, 2002 (commencement of operations) to January 31, 2003
From net investment income
Class A	$ 18,601
Class T	32,136
Class B	20,501
Class C	21,845
Institutional Class	11,030
Total	$ 104,113

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 42% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	For the period September 12, 2002 (commencement of operations) to January 31, 2003	For the period September 12, 2002 (commencement of operations) to January 31, 2003
Class A
Shares sold	197,756	$ 1,934,623
Reinvestment of distributions	1,746	16,897
Shares redeemed	(13,794)	(132,696)
Net increase (decrease)	185,708	$ 1,818,824
Class T
Shares sold	419,389	$ 4,072,343
Reinvestment of distributions	2,944	28,526
Shares redeemed	(24,318)	(231,686)
Net increase (decrease)	398,015	$ 3,869,183
Class B
Shares sold	261,514	$ 2,553,503
Reinvestment of distributions	1,901	18,401
Shares redeemed	(8,472)	(80,456)
Net increase (decrease)	254,943	$ 2,491,448
Class C
Shares sold	305,087	$ 2,975,913
Reinvestment of distributions	2,009	19,448
Shares redeemed	(30,342)	(284,803)
Net increase (decrease)	276,754	$ 2,710,558
Institutional Class
Shares sold	100,893	$ 1,008,574
Reinvestment of distributions	1,137	11,017
Shares redeemed	(107)	(1,054)
Net increase (decrease)	101,923	$ 1,018,537

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AREI-SANN-0303 340241
1.783110.100

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2003

Performance Overview	4
Biotechnology	5	Performance
	6	Fund Talk: The Manager's Overview
	7	Investment Summary
	8	Investments
	10	Financial Statements
	14	Notes to the Financial Statements
Consumer Industries	18	Performance
	19	Fund Talk: The Manager's Overview
	20	Investment Summary
	21	Investments
	23	Financial Statements
	27	Notes to the Financial Statements
Cyclical Industries	32	Performance
	33	Fund Talk: The Manager's Overview
	34	Investment Summary
	35	Investments
	38	Financial Statements
	42	Notes to the Financial Statements
Developing Communications	47	Performance
	48	Fund Talk: The Manager's Overview
	49	Investment Summary
	50	Investments
	52	Financial Statements
	56	Notes to the Financial Statements
Electronics	60	Performance
	61	Fund Talk: The Manager's Overview
	62	Investment Summary
	63	Investments
	65	Financial Statements
	69	Notes to the Financial Statements
Financial Services	74	Performance
	75	Fund Talk: The Manager's Overview
	76	Investment Summary
	77	Investments
	79	Financial Statements
	83	Notes to the Financial Statements
Health Care	88	Performance
	89	Fund Talk: The Manager's Overview
	90	Investment Summary
	91	Investments
	92	Financial Statements
	96	Notes to the Financial Statements
Natural Resources	100	Performance
	101	Fund Talk: The Manager's Overview
	102	Investment Summary
	103	Investments
	105	Financial Statements
	109	Notes to the Financial Statements
Technology	114	Performance
	115	Fund Talk: The Manager's Overview
	116	Investment Summary
	117	Investments
	120	Financial Statements
	124	Notes to the Financial Statements
Telecommunications & Utilities Growth	129	Performance
	130	Fund Talk: The Manager's Overview
	131	Investment Summary
	132	Investments
	134	Financial Statements
	138	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

It wasn't the worst six-month period for stocks. In fact, it was one of the better ones of late. Unfortunately, the equity markets were still down for the most part, something investors hope to avoid in 2003 after three straight years of market declines. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further shadows on the stock market is the uncertainty of a war with Iraq, which has delayed corporate spending and hindered investor confidence. As to the six-month period overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months. Of the seven major market sectors with a corresponding Goldman Sachs performance benchmark, only one - utilities - managed a positive gain. As has been the case in the recent past, value continued to outperform growth, but that margin narrowed significantly during the past six months. Likewise, smaller-cap stocks maintained an edge over large-cap stocks, but that gap also was reduced.

Turning to individual market sectors, consumer industries underperformed the broader market as measured by the S&P 500®. A number of factors held back the consumer segment during the past six months. A strong rally in technology and telecommunication services made investors slightly less risk averse toward the end of the period; thus, some investors abandoned the consumer sector to chase the riskier segments of the market. Weak holiday sales figures and a drop in consumer confidence hurt retailers, a significant component of the sector.

The cyclical industries sector was one of the weakest market segments of the past six months. Airline stocks continued to be hurt by a slowdown in business travel, which contributed to the Chapter 11 filing of United Airlines. Despite relatively strong sales, automakers saw their stock prices decline, as many investors believed that aggressive incentive programs would hurt the profit margins of these manufacturers in the long run. Defense stocks also retreated. Congress' approval of a $355 billion spending bill and the endorsement of a war resolution that allows the U.S. to move against Iraq without consent of the United Nations would seem to be a positive for the defense industry. Unfortunately, it was overwhelmed by speculation that pension liabilities could trim the earnings for defense companies - an issue that also hampered the automakers.

A favorable interest rate environment was the primary contributor to the financial services sector's outperformance of the broader market. However, the sector still had a loss for the period. Widening margins on loans helped traditional lenders perform well, although they stumbled somewhat late in the period on fears that consumer loan growth would slow as the economy weakened. Transaction-based companies, such as brokerage houses, continued to take a hit given the weak capital markets. Insurance stocks were mixed. Some insurance firms struggled with asbestos liability claims, while others benefited from renewed pricing strength in the industry. Consumer lending companies did well, as home refinancing activity remained strong throughout the period.

The health care sector was a good comeback story, finishing the six-month period only slightly in the red and soundly outperforming the broader market. A number of pharmaceutical stocks benefited from a combination of beaten-down valuations, better product pipelines and a somewhat less-restrictive regulatory environment. Health care equipment continued to be one of the sector's better-performing areas, in large part due to the launch of promising new products such as drug-coated stents and cardio-rhythm management devices. The sector wasn't entirely healthy, however. Managed care providers struggled with rising health care costs and decreased margins, while the stocks of health care facilities lost ground primarily due to the misfortunes of a single company accused of overbilling for Medicare claims.

The natural resources sector also outpaced the market overall, but it, too, had a negative return. Gold continued to be the sector's best performer, and the price of the precious metal hit a five-year high during the period. Energy, which makes up approximately 75% of the natural resources sector, detracted from returns. Although natural gas and oil prices rose steadily - typically a positive catalyst for energy stocks - many felt the prices were artificially inflated due to the fears of war with Iraq. As a result, stock prices decoupled from energy prices and trended lower amid the uncertainty.

A big two-month rebound in technology stocks had investors excited during October and November 2002, but it wasn't enough to overcome losses in the months leading up to or following the rally. While the upward bounce helped the sector outperform the broader market, technology finished the six-month period with a low single-digit shortfall. The rally was prompted by brighter news on the economic front, sparking enthusiasm and expectations for a return to tech stocks. But it soon became apparent that real economic strength, corporate earnings and end-demand just weren't there yet, and the sector's prospects dimmed in December and January.

Despite being the worst performer in the first month of the new year, the utilities/telecommunications sector had the only positive return among the Goldman Sachs' industry benchmarks for the past six months overall. All of the sector's positive momentum occurred in the fourth quarter of 2002. In that time, telecommunication services stocks posted their first quarterly gain since 1999, as investors focused on the potential upside of the telecom industry's beaten-down valuations. Meanwhile, utilities stocks posted a positive quarterly return for only the second time in two years.

Advisor Biotechnology Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Biotechnology - CL A	1.82%	-29.50%	-55.30%
Fidelity Adv Biotechnology - CL A (incl. 5.75% sales charge)	-4.03%	-33.55%	-57.87%
S&P 500®	-5.27%	-23.02%	-33.59%
GS Health Care	-0.95%	-18.82%	-29.95%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs® Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL A	-29.50%	-31.90%
Fidelity Adv Biotechnology - CL A (incl. 5.75% sales charge)	-33.55%	-33.79%
S&P 500	-23.02%	-17.74%
GS Health Care	-18.82%	-15.62%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Biotechnology Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL T	1.60%	-29.75%	-55.60%
Fidelity Adv Biotechnology - CL T (incl. 3.50% sales charge)	-1.95%	-32.21%	-57.15%
S&P 500	-5.27%	-23.02%	-33.59%
GS Health Care	-0.95%	-18.82%	-29.95%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL T	-29.75%	-32.12%
Fidelity Adv Biotechnology - CL T (incl. 3.50% sales charge)	-32.21%	-33.26%
S&P 500	-23.02%	-17.74%
GS Health Care	-18.82%	-15.62%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Biotechnology Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL B	1.39%	-30.21%	-56.10%
Fidelity Adv Biotechnology - CL B (incl. contingent deferred sales charge)	-3.61%	-33.70%	-57.42%
S&P 500	-5.27%	-23.02%	-33.59%
GS Health Care	-0.95%	-18.82%	-29.95%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL B	-30.21%	-32.48%
Fidelity Adv Biotechnology - CL B (incl. contingent deferred sales charge)	-33.70%	-33.46%
S&P 500	-23.02%	-17.74%
GS Health Care	-18.82%	-15.62%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Biotechnology Fund - Class B on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, including the effect of the applicable contingent deferred sales charge, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL C	1.39%	-30.21%	-56.10%
Fidelity Adv Biotechnology - CL C (incl. contingent deferred sales charge)	0.39%	-30.90%	-56.10%
S&P 500	-5.27%	-23.02%	-33.59%
GS Health Care	-0.95%	-18.82%	-29.95%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Biotechnology - CL C	-30.21%	-32.48%
Fidelity Adv Biotechnology - CL C (incl. contingent deferred sales charge)	-30.90%	-32.48%
S&P 500	-23.02%	-17.74%
GS Health Care	-18.82%	-15.62%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Biotechnology Fund - Class C on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Andraz Razen, Portfolio Manager of Fidelity Advisor Biotechnology Fund

Q. How did the fund perform, Andraz?

A. During the six-month period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 1.82%, 1.60%, 1.39% and 1.39%, respectively. These returns outperformed the Goldman Sachs Health Care Index - an index of 117 stocks designed to measure the performance of companies in the health care sector - which fell 0.95%. The fund also beat the Standard & Poor's 500 Index, which was down 5.27%. During the 12-month period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares were down 29.50%, 29.75%, 30.21% and 30.21%, respectively, while the Goldman Sachs Health Care Index fell 18.82% and the S&P 500 index declined 23.02%.

Q. Why did the fund outperform its indexes during the period?

A. Biotechnology stocks fell sharply amid the broad-based market sell-off that occurred during the summer. When the equity market stabilized at lower levels, it became clear to many investors that some biotech stocks - namely the more mature companies with current earnings and products on the market - were oversold. Consequently, demand increased for the stocks of these more-established companies - many of which were top holdings in the fund. For example, Gilead Sciences, Genzyme, Biogen and Amgen all had strong product momentum that attracted investors' interest and drove their stock prices up quickly. The fund's focus on these fundamentally sound biotech stocks was the major reason it outperformed its indexes.

Q. What were your key investment strategies?

A. My strategy continued to be driven by my fundamental analysis of products in the later stages of human clinical trials. The companies sponsoring these trials tended to be established firms with near-term earnings growth and that also offered what I felt was the best risk-adjusted potential for stock price appreciation. My main goal was to try and gauge which products would exceed the expectations of their corporate sponsors and the investment community. At the same time, I generally avoided owning companies that weren't yet profitable and had products in the earlier stages of clinical trials. I was particularly skeptical of unprofitable companies that didn't anticipate generating earnings within the next few years. This strategy was particularly helpful for the fund during the past six months amid a volatile market environment that generally was unforgiving of companies that were unable to generate earnings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. It appears investors became more selective within the sector - and at a level not seen in recent years . . .

A. Yes, that's true. Although biotechnology stocks have moved in high correlation to one another at different times - particularly during short periods of extreme performance - the sector is actually a stock picker's group in the long run, primarily because the majority of companies will likely cease to exist at some point. During the past six months, concerns about the economy, a potential war in Iraq and terrorism caused investors to focus on companies with current earnings and/or those with the potential for near-term earnings growth. By contrast, investors weren't willing to pay for the risks associated with owning speculative companies offering only longer-term growth potential, given the uncertain economic backdrop. Fortunately, investors applied this conservative approach to the biotech sector as well as the broader market, bidding up mature companies with products and earnings momentum, and generally shunning those without such positive fundamentals. The sector's smaller number of profitable biotechnology companies with viable products resulted in my construction of a very concentrated portfolio. The fund's 10-largest positions on average during the past six months represented 62% of the fund's assets. These top holdings were either mature companies with products on the market or companies with at least one product in the late stages of a clinical trial.

Q. What holdings performed well? Which disappointed?

A. Top-contributor Genzyme rose more than 40%, in part due to a recommendation for approval by a Food and Drug Administration (FDA) advisory panel for its Fabry disease drug. Gilead Sciences performed well on positive momentum for its HIV-drug, Viread, which gained market share. Positive results for a new and enhanced version of its anti-anemia drug, Aranesp, helped boost shares of Amgen by more than 10%. On the down side, shares of Transkaryotic Therapies plummeted after a FDA advisory panel failed to recommend approval for its treatment for Fabry disease. IDEC Pharmaceuticals suffered from a poorer-than-expected launch of its non-Hodgkin's lymphoma drug, Zevalin. Elsewhere, a small position in Abgenix, one of the few earlier-stage product companies in the fund, declined 40%.

Q. What's your outlook for biotech stocks, Andraz?

A. I'm hopeful that the companies I've emphasized in the fund will experience positive earnings growth momentum in 2003 based on the introduction of new products. Going forward, my top holdings will continue to represent my best ideas based on a variety of factors, including product analysis and stock valuation. I also expect to reduce to fund's cash level by looking for compelling ideas in other health and technology companies that do business with biotechnology firms.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than $29 million

Manager: Andraz Razen, since 2002; joined Fidelity in 1998

3

Biotechnology

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
IDEC Pharmaceuticals Corp.	9.9
Amgen, Inc.	9.5
Gilead Sciences, Inc.	9.4
Biogen, Inc.	8.5
Genzyme Corp. - General Division	7.5
MedImmune, Inc.	7.3
Celgene Corp.	3.6
Cephalon, Inc.	3.4
Invitrogen Corp.	2.5
Neurocrine Biosciences, Inc.	2.0
63.6
Top Industries as of January 31, 2003
% of fund's net assets
Biotechnology	73.5%
Pharmaceuticals	3.2%
Health Care Equipment & Supplies	0.1%
All Others*	23.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 73.3%
Abgenix, Inc. (a)	33,370	$ 184,536
Alkermes, Inc. (a)	34,240	262,963
Amgen, Inc. (a)	54,610	2,782,926
Amylin Pharmaceuticals, Inc.	900	15,426
Biogen, Inc. (a)	65,030	2,487,398
BioMarin Pharmaceutical, Inc. (a)	10,500	112,350
Celgene Corp. (a)	46,820	1,048,300
Cell Therapeutics, Inc. (a)	13,749	89,369
Cephalon, Inc. (a)	21,399	995,695
Chiron Corp. (a)	7,300	273,896
CV Therapeutics, Inc. (a)	11,428	191,990
Enzon Pharmaceuticals, Inc. (a)	11,300	197,637
Genzyme Corp. - General Division (a)	68,020	2,196,366
Gilead Sciences, Inc. (a)	79,200	2,764,080
IDEC Pharmaceuticals Corp. (a)	90,370	2,899,973
Ilex Oncology, Inc. (a)	11,800	86,848
Invitrogen Corp. (a)	24,550	723,243
Isis Pharmaceuticals (a)	5,800	34,742
Medarex, Inc. (a)	18,290	62,918
MedImmune, Inc. (a)	72,600	2,162,754
Millennium Pharmaceuticals, Inc. (a)	16	118
Neurocrine Biosciences, Inc. (a)	13,300	576,821
QLT, Inc. (a)	13,500	109,129
Regeneron Pharmaceuticals, Inc. (a)	18,140	339,762
Techne Corp. (a)	9,810	223,864
Telik, Inc. (a)	300	3,378
Transkaryotic Therapies, Inc. (a)	7,940	38,906
Trimeris, Inc. (a)	6,800	287,436
Vertex Pharmaceuticals, Inc. (a)	19,750	273,340
XOMA Ltd. (a)	24,000	93,120
Zymogenetics, Inc.	1,800	17,694
TOTAL BIOTECHNOLOGY		21,536,978
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Epix Medical, Inc. (a)	2,900	21,315
PHARMACEUTICALS - 2.9%
Barr Laboratories, Inc. (a)	500	39,525
Guilford Pharmaceuticals, Inc. (a)	7,000	20,790
Ligand Pharmaceuticals, Inc. Class B (a)	10,200	47,532
Schering-Plough Corp.	2,900	52,519
Scios, Inc. (a)	14,100	462,480
Sepracor, Inc. (a)	11,796	132,941
Shire Pharmaceuticals Group PLC sponsored ADR (a)	6,000	101,580
TOTAL PHARMACEUTICALS		857,367
TOTAL COMMON STOCKS (Cost $27,030,042)		22,415,660
Convertible Bonds - 0.5%
	Principal Amount	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c)	$ 90,000	$ 52,200
PHARMACEUTICALS - 0.3%
Sepracor, Inc. 5.75% 11/15/06 (c)	120,000	87,600
TOTAL CONVERTIBLE BONDS (Cost $204,763)		139,800
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 1.39% (b) (Cost $4,985,371)	4,985,371	4,985,371
Cash Equivalents - 6.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.29%, dated 1/31/03 due 2/3/03) (Cost $1,915,000)	$ 1,915,205	1,915,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $34,135,176)		29,455,831
NET OTHER ASSETS - (0.2)%		(69,589)
NET ASSETS - 100%		$ 29,386,242
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,800 or 0.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,917,701 and $10,835,390, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $411 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,850,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $10,173,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Biotechnology

See accompanying notes which are an integral part of the financial statements.

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $34,135,176) - See accompanying schedule		$ 29,455,831
Cash		13
Receivable for investments sold		56,944
Receivable for fund shares sold		53,689
Interest receivable		8,002
Redemption fees receivable		13
Receivable from investment adviser for expense reductions		28,244
Total assets		29,602,736
Liabilities
Payable for investments purchased	$ 72,615
Payable for fund shares redeemed	66,771
Accrued management fee	14,754
Distribution fees payable	18,540
Other payables and accrued expenses	43,814
Total liabilities		216,494
Net Assets		$ 29,386,242
Net Assets consist of:
Paid in capital		$ 50,861,984
Accumulated net investment loss		(237,225)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,559,172)
Net unrealized appreciation (depreciation) on investments		(4,679,345)
Net Assets		$ 29,386,242
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,813,673 ÷ 1,077,718 shares)		$ 4.47

Maximum offering price per share (100/94.25 of $4.47)		$ 4.74
Class T: Net Asset Value and redemption price per share ($6,904,419 ÷ 1,554,279 shares)		$ 4.44

Maximum offering price per share (100/96.50 of $4.44)		$ 4.60
Class B: Net Asset Value and offering price per share ($10,124,618 ÷ 2,305,034 shares)A		$ 4.39

Class C: Net Asset Value and offering price per share ($6,781,295 ÷ 1,543,636 shares)A		$ 4.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($762,237 ÷ 169,910 shares)		$ 4.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)
Investment Income
Interest		$ 60,868
Security lending		558
Total income		61,426

Expenses
Management fee	$ 89,428
Transfer agent fees	116,628
Distribution fees	113,439
Accounting and security lending fees	30,205
Non-interested trustees' compensation	58
Custodian fees and expenses	2,677
Registration fees	33,914
Audit	19,388
Legal	157
Miscellaneous	642
Total expenses before reductions	406,536
Expense reductions	(106,841)	299,695
Net investment income (loss)		(238,269)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,751,373)
Foreign currency transactions	(9)
Total net realized gain (loss)		(3,751,382)
Change in net unrealized appreciation (depreciation) on investment securities		4,358,283
Net gain (loss)		606,901
Net increase (decrease) in net assets resulting from operations		$ 368,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (238,269)	$ (609,039)
Net realized gain (loss)	(3,751,382)	(11,662,593)
Change in net unrealized appreciation (depreciation)	4,358,283	(6,936,768)
Net increase (decrease) in net assets resulting from operations	368,632	(19,208,400)
Share transactions - net increase (decrease)	(1,797,339)	21,911,313
Redemption fees	18,499	34,461
Total increase (decrease) in net assets	(1,410,208)	2,737,374

Net Assets
Beginning of period	30,796,450	28,059,076
End of period (including accumulated net investment loss of $237,225 and undistributed net investment income of $1,044, respectively)	$ 29,386,242	$ 30,796,450

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.04)
Net realized and unrealized gain (loss)	.10	(2.64)	(2.88)
Total from investment operations	.08	(2.71)	(2.92)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.47	$ 4.39	$ 7.09
Total Return B, C, D	1.82%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.26% A	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.47% A	1.46%	1.49% A
Net investment income (loss)	(1.07)% A	(1.19) %	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,814	$ 4,657	$ 4,232
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.05)
Net realized and unrealized gain (loss)	.10	(2.62)	(2.89)
Total from investment operations	.07	(2.71)	(2.94)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.44	$ 4.37	$ 7.07
Total Return B, C, D	1.60%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.57% A	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.72% A	1.72%	1.74% A
Net investment income (loss)	(1.32)% A	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,904	$ 6,861	$ 7,721
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.10	(2.61)	(2.89)
Total from investment operations	.06	(2.73)	(2.96)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.39	$ 4.33	$ 7.05
Total Return B, C, D	1.39%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.96% A	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.24% A
Net investment income (loss)	(1.82)% A	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,125	$ 10,218	$ 8,875
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.10	(2.61)	(2.89)
Total from investment operations	.06	(2.73)	(2.96)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.39	$ 4.33	$ 7.05
Total Return B, C, D	1.39%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.73% A	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.24% A
Net investment income (loss)	(1.82)% A	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,781	$ 8,204	$ 6,321
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.03)
Net realized and unrealized gain (loss)	.11	(2.64)	(2.89)
Total from investment operations	.09	(2.70)	(2.92)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.49	$ 4.40	$ 7.09
Total Return B, C	2.05%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.22% A	1.22%	1.24% A
Net investment income (loss)	(.82)% A	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 857	$ 911
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,639,864	|
Unrealized depreciation	(6,899,460)
Net unrealized appreciation (depreciation)	$ (5,259,596)
Cost for federal income tax purposes	$ 34,715,427

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale as an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 6,001	$ -	$ -
Class T	.25%	.25%	17,304	-	-
Class B	.75%	.25%	52,209	39,156	-
Class C	.75%	.25%	37,925	17,272	-
			$ 113,439	$ 56,428	$ -

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,582	$ 3,344
Class T	12,619	2,205
Class B*	32,127	32,127
Class C*	4,693	4,693
	$ 58,021	$ 42,369

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,430	.85*
Class T	31,483	.91*
Class B	41,749	.80*
Class C	21,685	.57*
Institutional Class	1,281	.31*
	$ 116,628

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $41,159 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,235
Class T	1.75%	28,190
Class B	2.25%	36,891
Class C	2.25%	18,066
Institutional Class	1.25%	893
		$ 102,275

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 4,556	$ 10
Class A	-	-	-
Class T	-	-	-
	$ -	$ 4,556	$ 10

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	194,627	848,785	$ 877,095	$ 5,562,171
Shares redeemed	(177,760)	(384,919)	(784,242)	(2,272,579)
Net increase (decrease)	16,867	463,866	$ 92,853	$ 3,289,592
Class T
Shares sold	408,854	1,079,333	$ 1,801,933	$ 7,101,784
Shares redeemed	(424,281)	(601,044)	(1,831,936)	(3,524,433)
Net increase (decrease)	(15,427)	478,289	$ (30,003)	$ 3,577,351
Class B
Shares sold	406,138	2,150,963	$ 1,781,528	$ 13,924,032
Shares redeemed	(459,107)	(1,051,240)	(2,040,698)	(6,284,958)
Net increase (decrease)	(52,969)	1,099,723	$ (259,170)	$ 7,639,074
Class C
Shares sold	240,174	1,457,264	$ 1,064,337	$ 9,470,324
Shares redeemed	(589,476)	(460,985)	(2,557,980)	(2,621,050)
Net increase (decrease)	(349,302)	996,279	$ (1,493,643)	$ 6,849,274
Institutional Class
Shares sold	9,636	135,985	$ 44,028	$ 963,997
Shares redeemed	(34,205)	(69,886)	(151,404)	(407,975)
Net increase (decrease)	(24,569)	66,099	$ (107,376)	$ 556,022

Biotechnology

Advisor Consumer Industries Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL A	-6.61%	-18.48%	2.67%	51.67%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-11.98%	-23.16%	-3.24%	42.95%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Consumer Industries	-6.83%	-16.86%	7.11%	55.01%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 289 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL A	-18.48%	0.53%	6.71%
Fidelity Adv Consumer - CL A (incl. 5.75% sales charge)	-23.16%	-0.66%	5.73%
S&P 500	-23.02%	-1.33%	5.81%
GS Consumer Industries	-16.86%	1.38%	7.07%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Consumer Industries Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL T	-6.76%	-18.67%	1.50%	49.05%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-10.03%	-21.51%	-2.05%	43.83%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Consumer Industries	-6.83%	-16.86%	7.11%	55.01%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 289 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL T	-18.67%	0.30%	6.42%
Fidelity Adv Consumer - CL T (incl. 3.50% sales charge)	-21.51%	-0.41%	5.83%
S&P 500	-23.02%	-1.33%	5.81%
GS Consumer Industries	-16.86%	1.38%	7.07%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Consumer Industries Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL B	-6.96%	-19.07%	-1.10%	44.59%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-11.61%	-23.12%	-2.88%	44.59%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Consumer Industries	-6.83%	-16.86%	7.11%	55.01%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to both the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 289 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL B	-19.07%	-0.22%	5.92%
Fidelity Adv Consumer - CL B (incl. contingent deferred sales charge)	-23.12%	-0.58%	5.92%
S&P 500	-23.02%	-1.33%	5.81%
GS Consumer Industries	-16.86%	1.38%	7.07%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Consumer Industries Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL C	-7.03%	-19.12%	-1.03%	44.56%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	-7.96%	-19.93%	-1.03%	44.56%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Consumer Industries	-6.83%	-16.86%	7.11%	55.01%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 289 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - CL C	-19.12%	-0.21%	5.91%
Fidelity Adv Consumer - CL C (incl. contingent deferred sales charge)	-19.93%	-0.21%	5.91%
S&P 500	-23.02%	-1.33%	5.81%
GS Consumer Industries	-16.86%	1.38%	7.07%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Consumer Industries Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to Shareholders: The
following is an interview with Christian Zann, who became Portfolio Manager of Fidelity Advisor Consumer Industries Fund on December 2, 2002

Q. How did the fund perform, Christian?

A. For the six-month period that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -6.61%, -6.76%, -6.96% and -7.03%, respectively. For the comparable period, the Goldman Sachs Consumer Industries Index - an index of 289 stocks designed to measure the performance of companies in the consumer industries sector - declined 6.83%, while the Standard & Poor's 500 Index fell 5.27%. For the 12-month period that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -18.48%, -18.67%, -19.07% and -19.12%, respectively, compared with returns of -16.86% for the Goldman Sachs index and -23.02% for the S&P 500 index.

Q. The fund performed roughly in line with the Goldman Sachs index during the past six months, but lagged the S&P 500. Why?

A. Its modest underperformance relative to the S&P 500 was mainly attributable to two factors. The first factor holding back our performance was not owning enough of the most defensive stocks in the consumer universe - namely, some of the household and consumer products companies, such as Procter & Gamble and Unilever - and also underweighting some of the food companies, including General Mills and Sara Lee. The second factor was a company-specific problem at Tropical Sportswear, a small-cap apparel company that was severely punished by the market when it was unable to deliver on its manufacturing commitments. Fund performance also was constrained by an overweighting in tobacco stocks, particularly Altria Group - formerly Philip Morris - whose earnings suffered as a result of competitive pressure from the lower-priced generic brands.

Q. What strategies worked out better?

A. There were a few other strategies in place that worked out pretty well overall. One of these was to avoid food retailers, such as supermarkets, which were losing market share to Wal-Mart, given the lower cost structure of its grocery business. Another beneficial strategy was to underweight traditional retail department stores, such as Sears, Kroger and May Department Stores, which were losing share in a generally weak retail environment to hot new competitors such as Kohl's and Target. Performance also was aided by the fund's large overweighting in broadcasting and media stocks, whose valuations began to appreciate on the strength of increasing political and corporate advertising activity during the six-month period.

Semiannual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview - continued

Q. Which individual stocks did the most to help performance?

A. Interestingly, several broadcasting and cable TV stocks - names that had not performed well in the recent past - were among the top contributors to performance during the period. Clear Channel, Fox Entertainment Group and Liberty Media were the three best-performing stocks in the portfolio, with Comcast and Viacom also among our top-10 contributors. Astute stock picking in the Internet portal and Internet retail spaces also added substantial value, with two well-known names - Yahoo! and Amazon - also contributing top-10 performances. Yahoo! continued to show fantastic growth as an Internet portal even as its stock price receded in the wake of the dot-com bubble bursting. We believed there was substantial value in this stock, particularly at these low multiples, and our favorable outlook proved correct. Amazon appreciated as a result of both the growing consumer trend toward online shopping and the company's decision to extend its product offering beyond books and CDs to include home electronics, apparel and other consumer products.

Q. Where were the disappointments?

A. As mentioned earlier, the biggest drag on performance was Tropical Sportswear. We bought it on the strength of its growth prospects; it distributes its product line through such top retailers as Wal-Mart and Kohl's. The disappointment resulted when the company unexpectedly couldn't deliver on its manufacturing commitments, which led to earnings shortfalls and a severely contracting stock price. Weakening consumer discretionary spending cut into earnings at Best Buy, the consumer electronics retailer, and Christopher & Banks, the apparel retailer, dampening the stock performance of both.

Q. What's your outlook for the next six months?

A. I maintain a cautious stance toward the consumer as we move into 2003. Consumer spending, which is tied to growth in disposable income, showed both positive and negative signs over the final months of 2002, which suggests a mixed outlook for 2003. Recent unemployment data suggests a stabilizing - but not improving - job market, which also may put pressure on growth in disposable income. At the same time, however, the signs that corporate spending on advertising is starting to pick up could sustain further strengthening in the media portion of the portfolio. While I don't expect to make any dramatic changes in the near-term, I believe that subtle shifts in sector weightings to accommodate these concerns may be in store.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $41 million.

Manager: Christian Zann, since December 2002; joined Fidelity in 1996

3

Consumer Industries Fund

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Procter & Gamble Co.	7.1
The Coca-Cola Co.	4.4
Clear Channel Communications, Inc.	4.1
Altria Group, Inc.	4.0
Viacom, Inc. Class B (non-vtg.)	3.9
Wal-Mart Stores, Inc.	3.7
Fox Entertainment Group, Inc. Class A	3.4
Gillette Co.	3.3
Colgate-Palmolive Co.	2.6
Comcast Corp. Class A (special)	2.6
39.1
Top Industries as of January 31, 2003
% of fund's net assets
Media	23.2%
Household Products	10.1%
Beverages	9.8%
Specialty Retail	9.1%
Food Products	6.6%
All Others*	41.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Harley-Davidson, Inc.	6,200	$ 259,036
BEVERAGES - 9.8%
Anheuser-Busch Companies, Inc.	17,600	835,472
Coca-Cola Enterprises, Inc.	3,000	66,090
Coca-Cola Femsa SA de CV sponsored ADR	5,800	106,082
Pepsi Bottling Group, Inc.	5,600	141,960
PepsiCo, Inc.	26,149	1,058,512
The Coca-Cola Co.	44,450	1,798,447
TOTAL BEVERAGES		4,006,563
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Aramark Corp. Class B (a)	7,200	161,208
Cendant Corp. (a)	34,400	381,152
Cintas Corp.	5,800	239,540
Labor Ready, Inc. (a)	33,900	217,638
Manpower, Inc.	5,300	183,804
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,183,342
FOOD & DRUG RETAILING - 2.9%
CVS Corp.	33,300	753,246
Sysco Corp.	13,100	384,747
Whole Foods Market, Inc. (a)	900	45,738
TOTAL FOOD & DRUG RETAILING		1,183,731
FOOD PRODUCTS - 6.6%
ConAgra Foods, Inc.	9,500	233,035
Dean Foods Co. (a)	20,700	803,574
Fresh Del Monte Produce, Inc.	9,500	196,650
Hershey Foods Corp.	3,200	206,400
Kraft Foods, Inc. Class A	14,000	445,900
McCormick & Co., Inc. (non-vtg.)	1,760	39,424
The J.M. Smucker Co.	141	5,640
Tyson Foods, Inc. Class A	7,700	79,387
Unilever NV (NY Shares)	11,000	623,810
Wm. Wrigley Jr. Co.	1,100	61,072
TOTAL FOOD PRODUCTS		2,694,892
HOTELS, RESTAURANTS & LEISURE - 5.2%
Boyd Gaming Corp. (a)	9,600	128,448
Brinker International, Inc. (a)	8,300	246,925
Carnival Corp.	8,100	195,210
International Speedway Corp. Class A	6,600	246,378
Marriott International, Inc. Class A	1,800	56,160
McDonald's Corp.	28,100	400,144
MGM Mirage, Inc. (a)	2,900	75,980
Outback Steakhouse, Inc.	15,000	489,750

	Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	12,100	$ 193,237
Wendy's International, Inc.	4,120	111,858
TOTAL HOTELS, RESTAURANTS & LEISURE		2,144,090
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	900	46,773
HOUSEHOLD PRODUCTS - 10.1%
Colgate-Palmolive Co.	21,000	1,069,110
Kimberly-Clark Corp.	3,700	171,384
Procter & Gamble Co.	33,885	2,899,539
TOTAL HOUSEHOLD PRODUCTS		4,140,033
INTERNET & CATALOG RETAIL - 1.1%
Amazon.com, Inc. (a)	13,800	301,530
J. Jill Group, Inc. (a)	12,300	148,830
TOTAL INTERNET & CATALOG RETAIL		450,360
INTERNET SOFTWARE & SERVICES - 1.1%
Overture Services, Inc. (a)	9,800	227,654
Yahoo!, Inc. (a)	13,200	240,240
TOTAL INTERNET SOFTWARE & SERVICES		467,894
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Mattel, Inc.	13,700	274,000
MEDIA - 23.2%
AMC Entertainment, Inc. (a)	21,200	174,900
Clear Channel Communications, Inc. (a)	41,649	1,669,292
Comcast Corp.:
Class A (a)	16,800	447,384
Class A (special) (a)	41,780	1,068,732
Cox Communications, Inc. Class A (a)	21,100	610,634
E.W. Scripps Co. Class A	1,100	90,178
EchoStar Communications Corp. Class A (a)	5,300	137,535
Emmis Communications Corp. Class A (a)	4,100	89,954
Entercom Communications Corp. Class A (a)	5,700	278,388
Fox Entertainment Group, Inc. Class A (a)	50,600	1,398,078
Gannett Co., Inc.	4,380	318,251
Liberty Media Corp. Class A (a)	64,900	647,053
Meredith Corp.	6,500	274,235
Omnicom Group, Inc.	4,100	247,230
Radio One, Inc. Class D (non-vtg.) (a)	11,100	169,608
Regal Entertainment Group Class A	400	7,688
Univision Communications, Inc. Class A (a)	2,700	71,172
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Viacom, Inc.:
Class A (a)	4,800	$ 185,040
Class B (non-vtg.) (a)	41,897	1,615,129
TOTAL MEDIA		9,500,481
MULTILINE RETAIL - 6.4%
Big Lots, Inc. (a)	18,600	232,500
Dollar Tree Stores, Inc. (a)	4,100	90,040
Family Dollar Stores, Inc.	2,700	81,324
Kohl's Corp. (a)	11,200	586,544
Nordstrom, Inc.	4,600	82,984
Saks, Inc. (a)	3,200	28,352
Wal-Mart Stores, Inc.	31,980	1,528,644
TOTAL MULTILINE RETAIL		2,630,388
PERSONAL PRODUCTS - 4.6%
Avon Products, Inc.	10,850	542,500
Gillette Co.	45,300	1,354,470
TOTAL PERSONAL PRODUCTS		1,896,970
SOFTWARE - 0.6%
Electronic Arts, Inc. (a)	4,800	248,688
SPECIALTY RETAIL - 9.1%
AutoNation, Inc. (a)	5,300	63,070
Best Buy Co., Inc. (a)	4,950	129,146
Borders Group, Inc. (a)	20,600	312,090
Christopher & Banks Corp. (a)	16,000	297,600
Foot Locker, Inc.	18,700	188,870
Home Depot, Inc.	18,990	396,891
Hot Topic, Inc. (a)	5,200	123,240
Kirkland's, Inc.	17,000	197,200
Limited Brands, Inc.	9,000	113,310
Lowe's Companies, Inc.	28,800	984,384
Office Depot, Inc. (a)	5,900	78,765
PETCO Animal Supplies, Inc.	8,000	168,080
PETsMART, Inc. (a)	12,900	193,500
Ross Stores, Inc.	2,500	97,525
Staples, Inc. (a)	9,500	163,115
Too, Inc. (a)	9,600	159,840
Williams-Sonoma, Inc. (a)	2,300	54,441
TOTAL SPECIALTY RETAIL		3,721,067
TEXTILES APPAREL & LUXURY GOODS - 3.6%
Brown Shoe Co., Inc.	13,700	359,214
Coach, Inc. (a)	4,000	127,800
Liz Claiborne, Inc.	8,400	241,248
NIKE, Inc. Class B	5,900	262,786
Oshkosh B'Gosh, Inc. Class A	3,500	84,105
Reebok International Ltd. (a)	3,400	102,816

	Shares	Value (Note 1)
Russell Corp.	7,000	$ 112,210
Tropical Sportswear International Corp. (a)	43,300	201,345
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,491,524
TOBACCO - 4.0%
Altria Group, Inc.	43,000	1,628,410
TOTAL COMMON STOCKS (Cost $40,240,879)		37,968,242
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 1.39% (b)	1,707,960	1,707,960
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	3,038,571	3,038,571
TOTAL MONEY MARKET FUNDS (Cost $4,746,531)		4,746,531
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $44,987,410)		42,714,773
NET OTHER ASSETS - (4.2)%		(1,710,664)
NET ASSETS - 100%		$ 41,004,109
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $24,081,274 and $18,218,174, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,625 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,251,000 all of which will expire on July 31, 2010.

Consumer Industries

See accompanying notes which are an integral part of the financial statements.

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,034,181) (cost $44,987,410) - See accompanying schedule		$ 42,714,773
Receivable for investments sold		2,627,001
Receivable for fund shares sold		167,911
Dividends receivable		27,126
Interest receivable		1,917
Other receivables		544
Total assets		45,539,272

Liabilities
Payable for investments purchased	$ 1,312,022
Payable for fund shares redeemed	102,816
Accrued management fee	25,233
Distribution fees payable	24,634
Other payables and accrued expenses	31,887
Collateral on securities loaned, at value	3,038,571
Total liabilities		4,535,163

Net Assets		$ 41,004,109
Net Assets consist of:
Paid in capital		$ 47,446,298
Accumulated net investment loss		(152,945)
Accumulated undistributed net realized gain (loss) on investments		(4,016,607)
Net unrealized appreciation (depreciation) on investments		(2,272,637)
Net Assets		$ 41,004,109
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,749,248 ÷ 652,936 shares)		$ 11.87

Maximum offering price per share (100/94.25 of $11.87)		$ 12.59
Class T: Net Asset Value and redemption price per share ($12,558,702 ÷ 1,071,750 shares)		$ 11.72

Maximum offering price per share (100/96.50 of $11.72)		$ 12.15
Class B: Net Asset Value and offering price per share ($13,931,981 ÷ 1,225,431 shares)A		$ 11.37

Class C: Net Asset Value and offering price per share ($6,159,512 ÷ 541,021 shares)A		$ 11.38

Institutional: Net Asset Value, offering price and redemption price per share ($604,666 ÷ 50,121 shares)		$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 214,517
Interest		29,870
Security lending		3,286
Total income		247,673

Expenses
Management fee	$ 122,960
Transfer agent fees	92,259
Distribution fees	148,408
Accounting and security lending fees	30,375
Non-interested trustees' compensation	81
Custodian fees and expenses	1,951
Registration fees	33,581
Audit	9,409
Legal	323
Miscellaneous	517
Total expenses before reductions	439,864
Expense reductions	(39,246)	400,618
Net investment income (loss)		(152,945)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,539,973)
Change in net unrealized appreciation (depreciation) on investment securities		(432,172)
Net gain (loss)		(2,972,145)
Net increase (decrease) in net assets resulting from operations		$ (3,125,090)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (152,945)	$ (313,840)
Net realized gain (loss)	(2,539,973)	(1,106,462)
Change in net unrealized appreciation (depreciation)	(432,172)	(5,550,831)
Net increase (decrease) in net assets resulting from operations	(3,125,090)	(6,971,133)
Distributions to shareholders from net realized gain	-	(880,542)
Share transactions - net increase (decrease)	4,360,557	9,811,601
Redemption fees	15,376	9,033
Total increase (decrease) in net assets	1,250,843	1,968,959

Net Assets
Beginning of period	39,753,266	37,784,307
End of period (including accumulated net investment loss of $152,945 and $0, respectively)	$ 41,004,109	$ 39,753,266

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	.01	(.04)	(.03)	(.06)
Net realized and unrealized gain (loss)	(.82)	(2.09)	.15	(.68)	1.80	3.31
Total from investment operations	(.84)	(2.14)	.16	(.72)	1.77	3.25
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)	(1.68)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.85)	(1.68)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.03
Net asset value, end of period	$ 11.87	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Total Return B, C, D	(6.61)%	(14.30)%	1.06%	(4.48)%	13.49%	27.48%
Ratios to Average Net Assets F
Expenses before expense reductions	1.72% A	1.69%	1.71%	1.62%	1.61%	2.47%
Expenses net of voluntary waivers, if any	1.53% A	1.50%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.48% A	1.47%	1.49%	1.49%	1.54%	1.73%
Net investment income (loss)	(.30)% A	(.36)%	.08%	(.24)%	(.19)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,749	$ 7,209	$ 4,648	$ 3,609	$ 3,504	$ 2,220
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.02)	(.08)	(.06)	(.10)
Net realized and unrealized gain (loss)	(.82)	(2.05)	.15	(.67)	1.79	3.28
Total from investment operations	(.85)	(2.14)	.13	(.75)	1.73	3.18
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)	(1.66)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.81)	(1.66)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.03
Net asset value, end of period	$ 11.72	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Total Return B, C, D	(6.76)%	(14.44)%	.87%	(4.69)%	13.20%	26.93%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.89%	1.98%	1.85%	1.83%	2.21%
Expenses net of voluntary waivers, if any	1.78% A	1.75%	1.75%	1.75%	1.79%	2.00%
Expenses net of all reductions	1.73% A	1.72%	1.73%	1.73%	1.77%	1.98%
Net investment income (loss)	(.55)% A	(.61)%	(.17)%	(.49)%	(.42)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,559	$ 12,132	$ 12,899	$ 13,275	$ 21,714	$ 13,989
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.06)	(.15)	(.10)	(.15)	(.14)	(.17)
Net realized and unrealized gain (loss)	(.79)	(2.01)	.14	(.67)	1.79	3.26
Total from investment operations	(.85)	(2.16)	.04	(.82)	1.65	3.09
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)	(1.64)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.81)	(1.64)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.04
Net asset value, end of period	$ 11.37	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Total Return B, C, D	(6.96)%	(14.91)%	.27%	(5.19)%	12.71%	26.30%
Ratios to Average Net Assets F
Expenses before expense reductions	2.40% A	2.39%	2.51%	2.41%	2.39%	3.46%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.20% A	2.22%	2.24%	2.24%	2.30%	2.48%
Net investment income (loss)	(1.02)% A	(1.11)%	(.67)%	(.99)%	(.95)%	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,932	$ 13,807	$ 13,483	$ 9,021	$ 9,832	$ 5,419
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) E	(.06)	(.15)	(.10)	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	(.80)	(2.01)	.14	(.67)	1.80	2.87
Total from investment operations	(.86)	(2.16)	.04	(.82)	1.65	2.74
Distributions from net realized gain	-	(.35)	-	(.20)	(.83)	(.49)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.83)	(.49)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.04
Net asset value, end of period	$ 11.38	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Total Return B, C, D	(7.03)%	(14.89)%	.27%	(5.19)%	12.72%	22.67%
Ratios to Average Net Assets G
Expenses before expense reductions	2.35% A	2.35%	2.49%	2.42%	2.42%	4.85%A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.32%	2.50%A
Expenses net of all reductions	2.20% A	2.22%	2.24%	2.24%	2.30%	2.48%A
Net investment income (loss)	(1.02)% A	(1.11)%	(.67)%	(.99)%	(.95)%	(1.27)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,160	$ 5,391	$ 5,504	$ 3,048	$ 2,758	$ 1,461
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Income from Investment Operations
Net investment income (loss) D	-	(.02)	.05	-	.02	(.03)
Net realized and unrealized gain (loss)	(.85)	(2.10)	.15	(.69)	1.81	3.31
Total from investment operations	(.85)	(2.12)	.20	(.69)	1.83	3.28
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)	(1.70)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.85)	(1.70)
Redemption fees added to paid in capital D	-	-	-	.02	.01	.03
Net asset value, end of period	$ 12.06	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Total Return B, C	(6.58)%	(14.00)%	1.32%	(4.20)%	13.87%	27.70%
Ratios to Average Net Assets E
Expenses before expense reductions	1.53% A	1.39%	1.57%	1.31%	1.29%	1.78%
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.26%	1.50%
Expenses net of all reductions	1.20% A	1.22%	1.24%	1.24%	1.24%	1.48%
Net investment income (loss)	(.02)% A	(.11)%	.33%	.01%	.11%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 605	$ 1,215	$ 1,249	$ 1,449	$ 5,954	$ 4,745
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,393,412	|
Unrealized depreciation	(4,807,413)
Net unrealized appreciation (depreciation)	$ (2,414,001)
Cost for federal income tax purposes	$ 45,128,774

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 10,566	$ -	$ 949
Class T	.28%	.25%	33,492	-	1,578
Class B	.75%	.25%	72,577	54,433	-
Class C	.75%	.25%	31,773	5,950	-
			$ 148,408	$ 60,383	$ 2,527

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 18,853	$ 8,336
Class T	7,094	1,889
Class B*	25,265	25,265
Class C*	1,066	1,066
	$ 52,278	$ 36,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 19,003	.49*
Class T	26,354	.41*
Class B	32,222	.44*
Class C	12,662	.40*
Institutional Class	2,018	.58*
	$ 92,259

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,851 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,390
Class T	1.75%	6,943
Class B	2.25%	10,727
Class C	2.25%	3,215
Institutional Class	1.25%	979
		$ 29,254

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 7,465
Class A	949	-
Class T	1,578	-
	$ 2,527	$ 7,465

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net realized gain
Class A	$ -	$ 102,669
Class T	-	295,235
Class B	-	320,702
Class C	-	132,591
Institutional Class	-	29,345
Total	$ -	$ 880,542

Consumer Industries

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	251,945	409,150	$ 3,179,881	$ 6,029,949
Reinvestment of distributions	-	6,798	-	95,578
Shares redeemed	(166,064)	(154,808)	(2,059,575)	(2,163,115)
Net increase (decrease)	85,881	261,140	$ 1,120,306	$ 3,962,412
Class T
Shares sold	281,047	327,771	$ 3,527,580	$ 4,644,759
Reinvestment of distributions	-	20,155	-	280,760
Shares redeemed	(174,639)	(239,101)	(2,151,515)	(3,357,113)
Net increase (decrease)	106,408	108,825	$ 1,376,065	$ 1,568,406
Class B
Shares sold	314,522	495,785	$ 3,823,096	$ 6,882,458
Reinvestment of distributions	-	19,349	-	263,342
Shares redeemed	(218,661)	(300,907)	(2,603,178)	(4,053,212)
Net increase (decrease)	95,861	214,227	$ 1,219,918	$ 3,092,588
Class C
Shares sold	156,884	202,225	$ 1,887,437	$ 2,803,806
Reinvestment of distributions	-	8,123	-	110,717
Shares redeemed	(56,292)	(143,067)	(680,110)	(1,928,847)
Net increase (decrease)	100,592	67,281	$ 1,207,327	$ 985,676
Institutional Class
Shares sold	12,346	32,421	$ 157,974	$ 470,577
Reinvestment of distributions	-	1,131	-	16,100
Shares redeemed	(56,387)	(20,594)	(721,033)	(284,158)
Net increase (decrease)	(44,041)	12,958	$ (563,059)	$ 202,519

Semiannual Report

Advisor Cyclical Industries Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL A	-7.22%	-19.69%	5.56%	44.02%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	-12.55%	-24.31%	-0.51%	35.74%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Cyclical Industries	-10.45%	-17.80%	-14.22%	16.64%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 249 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of the economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL A	-19.69%	1.09%	5.85%
Fidelity Adv Cyclical - CL A (incl. 5.75% sales charge)	-24.31%	-0.10%	4.88%
S&P 500	-23.02%	-1.33%	5.81%
GS Cyclical Industries	-17.80%	-3.02%	2.43%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Cyclical Industries Index did over the same period.

Semiannual Report

Advisor Cyclical Industries Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL T	-7.35%	-19.93%	4.32%	42.01%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	-10.59%	-22.74%	0.66%	37.04%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Cyclical Industries	-10.45%	-17.80%	-14.22%	16.64%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 249 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of the economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL T	-19.93%	0.85%	5.62%
Fidelity Adv Cyclical - CL T (incl. 3.50% sales charge)	-22.74%	0.13%	5.04%
S&P 500	-23.02%	-1.33%	5.81%
GS Cyclical Industries	-17.80%	-3.02%	2.43%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Cyclical Industries Index did over the same period.

Semiannual Report

Advisor Cyclical Industries Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL B	-7.54%	-20.28%	1.69%	37.70%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sales charge)	-12.17%	-24.27%	-0.14%	37.70%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Cyclical Industries	-10.45%	-17.80%	-14.22%	16.64%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 249 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of the economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL B	-20.28%	0.34%	5.11%
Fidelity Adv Cyclical - CL B (incl. contingent deferred sale charge)	-24.27%	-0.03%	5.11%
S&P 500	-23.02%	-1.33%	5.81%
GS Cyclical Industries	-17.80%	-3.02%	2.43%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Cyclical Industries Index did over the same period.

Semiannual Report

Advisor Cyclical Industries Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL C	-7.59%	-20.32%	1.67%	37.54%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	-8.51%	-21.12%	1.67%	37.54%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Cyclical Industries	-10.45%	-17.80%	-14.22%	16.64%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 249 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of the economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - CL C	-20.32%	0.33%	5.10%
Fidelity Adv Cyclical - CL C (incl. contingent deferred sales charge)	-21.12%	0.33%	5.10%
S&P 500	-23.02%	-1.33%	5.81%
GS Cyclical Industries	-17.80%	-3.02%	2.43%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Cyclical Industries Index did over the same period.

Semiannual Report

Advisor Cyclical Industries Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Matthew Fruhan, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund

Q. How did the fund perform, Matt?

A. For the six months that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of -7.22%, -7.35%, -7.54% and -7.59%, respectively. During the same period, the Goldman Sachs Cyclical Industries Index, an index of 249 stocks designed to measure the performance of companies in the cyclical industries sector, returned -10.45%, while the Standard & Poor's 500 Index had a return of -5.27%. For the 12-month period that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of -19.69%, -19.93%, -20.28% and -20.32%, respectively, while the Goldman Sachs index returned -17.80% and the S&P 500 index returned -23.02%.

Q. What were the principal factors that affected the fund's performance during the past six months?

A. A confluence of factors pulled down the prices of most stocks during the six-month period. Stocks felt the effects of disappointing corporate earnings and growing investor distrust over controversial and, in a number of cases, fraudulent accounting. In the fourth quarter of 2002, optimism about the economy grew, lifting the major stock averages, but uncertainty returned during the final two months of the period. Since cyclical stocks did not fully participate in that fourth-quarter rally, they lagged the overall market for the six-month period. Fund performance relative to the Gold-
man Sachs index was helped by my decisions to maintain an overweighted position in Tyco International, which began to recover from its earlier losses, and to underweight General Electric, which trailed other cyclical stocks.

Q. What have been your key strategies?

A. My strategy has been to buy industries and companies that are near the troughs - or lows - of their earnings cycles. I do not try to predict when changes in the economic cycle may begin. Because I viewed persistently strong consumer spending as the primary factor that had kept the economy from entering a prolonged recession, I thought many consumer-sensitive companies probably were closer to the peak than the trough of their earnings cycles. In response, I underweighted consumer-related industries, including automobile companies, home furnishings and home building-related companies. At the same time, I overweighted companies in basic industries such as chemicals, metals and paper. These commodity industries were reining in supply growth, which could ultimately lead to higher capacity utilization and earnings.

Semiannual Report

Advisor Cyclical Industries Fund
Fund Talk: The Manager's Overview - continued

Q. In a challenging period for cyclicals, what investments helped fund performance?

A. Tyco International, the fund's third-largest position at the end of the period, provided the single biggest boost to performance. Its stock declined sharply in early 2002 because of accounting and liquidity issues. However, a recent report on Tyco's financial records indicated that its accounting issues are limited in scope. In addition, the company's recent access to the capital markets has started to remove concerns over Tyco's balance sheet. I kept an overweighted position in Tyco because I felt the stock was undervalued given its long-term earnings power. The stock rebounded significantly during the period, although it still was far short of its price levels before the company's controversies. Dow Chemical, another large holding, also supported performance. Its stock had fallen to a very cheap valuation level earlier in 2002 because of worries about potential asbestos liability. However, the company has an attractive dividend yield and supply growth estimates for the industry are being scaled back. Both of these factors helped lift its stock price. Veridian, a defense electronics contractor, was another good performer. Underweighting auto and airline stocks, both of which performed poorly, also helped. Auto sales were strong but earnings were diluted by expensive promotions. Airline industry stocks fell hard, hurt by lower-than-expected passenger usage and high fixed costs.

Q. What were some of the major detractors?

A. SPX, an industrial company, was a disappointment, underperforming because of its exposure to the automobile industry. Major defense contractors such as Lockheed Martin and Raytheon fell during the past six months because of concerns about their pension liabilities and their potential impact on earnings growth. Sabre Holdings, which operates an airline reservation service, underperformed as doubts grew about the earnings prospects for airlines. I sold Raytheon and Sabre before the end of the period.

Q. What's your outlook, Matt?

A. I think cyclical stocks have strong potential to perform well when the economy rebounds. Historically, cyclicals have shown striking gains as the economy comes out of recession. At the end of the period, many cyclicals had very cheap valuations and were near the bottoms of their earnings cycles, as weak demand has left their production capacity underutilized. Any increase in demand can act as a powerful lever on the earnings power of this sector as production ramps up. I have balanced the portfolio between companies whose earnings are highly leveraged to the economy and those more secular growth names that offer defensive protection if the sector does not rebound quickly.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than
$22 million

Manager: Matthew Fruhan, since August 2002; joined Fidelity in 1995

3

Cyclical Industries

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
General Electric Co.	5.8
Dow Chemical Co.	5.8
Tyco International Ltd.	5.7
3M Co.	4.8
United Technologies Corp.	4.2
Northrop Grumman Corp.	3.7
Lockheed Martin Corp.	3.3
Emerson Electric Co.	2.3
Praxair, Inc.	2.2
General Motors Corp.	2.0
39.8
Top Industries as of January 31, 2003
% of fund's net assets
Aerospace & Defense	16.9%
Industrial Conglomerates	16.6%
Chemicals	14.8%
Machinery	12.7%
Road & Rail	5.3%
All Others*	33.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 16.9%
Aeroflex, Inc. (a)	2,500	$ 20,000
Alliant Techsystems, Inc. (a)	800	43,488
BAE Systems PLC	39,500	74,009
BE Aerospace, Inc. (a)	17,600	60,016
Boeing Co.	11,100	350,649
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,100	57,810
General Dynamics Corp.	2,800	185,192
Goodrich Corp.	6,400	110,080
Integrated Defense Technologies, Inc.	12,200	159,210
Lockheed Martin Corp.	14,514	740,940
Northrop Grumman Corp.	9,307	850,753
United Technologies Corp.	14,811	941,683
Veridian Corp.	11,200	236,320
TOTAL AEROSPACE & DEFENSE		3,830,150
AIR FREIGHT & LOGISTICS - 2.5%
C.H. Robinson Worldwide, Inc.	1,900	53,238
CNF, Inc.	1,900	57,228
FedEx Corp.	6,600	347,160
Ryder System, Inc.	5,400	121,662
TOTAL AIR FREIGHT & LOGISTICS		579,288
AIRLINES - 1.6%
Alaska Air Group, Inc. (a)	3,100	61,287
Delta Air Lines, Inc.	5,100	46,614
JetBlue Airways Corp.	2,430	68,769
Northwest Airlines Corp. (a)	5,850	36,680
Southwest Airlines Co.	11,437	149,253
TOTAL AIRLINES		362,603
AUTO COMPONENTS - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	4,900	123,333
BorgWarner, Inc.	2,600	139,230
Delphi Corp.	11,800	100,536
TOTAL AUTO COMPONENTS		363,099
AUTOMOBILES - 3.1%
Ford Motor Co.	13,100	119,341
General Motors Corp.	12,506	454,343
Winnebago Industries, Inc.	3,600	123,804
TOTAL AUTOMOBILES		697,488
BUILDING PRODUCTS - 3.2%
American Standard Companies, Inc. (a)	6,700	446,622
Masco Corp.	15,200	276,488
TOTAL BUILDING PRODUCTS		723,110

	Shares	Value (Note 1)
CHEMICALS - 14.8%
Arch Chemicals, Inc.	1,300	$ 24,284
Dow Chemical Co.	45,000	1,307,700
E.I. du Pont de Nemours & Co.	2,200	83,314
Engelhard Corp.	6,000	124,260
Ferro Corp.	5,100	117,300
Georgia Gulf Corp.	3,800	89,490
Lyondell Chemical Co.	33,500	429,135
Millennium Chemicals, Inc.	6,500	69,095
Minerals Technologies, Inc.	1,700	67,405
PolyOne Corp.	13,500	47,520
PPG Industries, Inc.	7,100	346,693
Praxair, Inc.	9,100	496,314
Rohm & Haas Co.	5,400	166,590
TOTAL CHEMICALS		3,369,100
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Allied Waste Industries, Inc. (a)	12,700	124,206
Avery Dennison Corp.	1,180	70,316
Republic Services, Inc. (a)	18,100	370,688
TOTAL COMMERCIAL SERVICES & SUPPLIES		565,210
COMMUNICATIONS EQUIPMENT - 0.2%
Harris Corp.	1,200	37,440
CONSTRUCTION & ENGINEERING - 0.8%
Jacobs Engineering Group, Inc. (a)	4,600	171,212
CONSTRUCTION MATERIALS - 0.4%
Florida Rock Industries, Inc.	700	23,520
Martin Marietta Materials, Inc.	1,374	40,121
Vulcan Materials Co.	1,000	34,050
TOTAL CONSTRUCTION MATERIALS		97,691
CONTAINERS & PACKAGING - 0.8%
Owens-Illinois, Inc. (a)	3,300	36,201
Pactiv Corp. (a)	3,600	73,476
Sealed Air Corp.	2,200	82,984
TOTAL CONTAINERS & PACKAGING		192,661
ELECTRICAL EQUIPMENT - 2.3%
Emerson Electric Co.	11,100	520,923
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Roper Industries, Inc.	1,600	55,696
Tech Data Corp. (a)	1,300	32,461
Thermo Electron Corp. (a)	3,800	69,046
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		157,203
ENERGY EQUIPMENT & SERVICES - 0.3%
Cooper Cameron Corp. (a)	1,600	77,552
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - 0.1%
Delta & Pine Land Co.	1,400	$ 28,210
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp.	1,700	54,927
HOUSEHOLD DURABLES - 3.7%
Black & Decker Corp.	1,100	40,304
Clayton Homes, Inc.	2,800	34,300
D.R. Horton, Inc.	3,500	66,850
KB Home	1,200	53,652
Lennar Corp.	4,700	253,142
Oakwood Homes Corp. (a)	3,700	1,258
Snap-On, Inc.	5,450	138,975
Standard Pacific Corp.	9,800	247,450
TOTAL HOUSEHOLD DURABLES		835,931
INDUSTRIAL CONGLOMERATES - 16.6%
3M Co.	8,880	1,106,004
General Electric Co.	56,800	1,314,349
Textron, Inc.	1,600	61,696
Tyco International Ltd.	80,600	1,290,406
TOTAL INDUSTRIAL CONGLOMERATES		3,772,455
MACHINERY - 12.7%
AGCO Corp. (a)	22,600	404,540
Albany International Corp. Class A	4,300	101,781
Astec Industries, Inc. (a)	6,100	55,510
Eaton Corp.	4,000	284,320
IDEX Corp.	4,500	131,220
Illinois Tool Works, Inc.	6,300	383,166
Ingersoll-Rand Co. Ltd. Class A	9,500	372,970
Kennametal, Inc.	3,321	105,143
Navistar International Corp. (a)	8,340	200,744
Oshkosh Truck Co.	2,100	131,817
PACCAR, Inc.	3,100	134,292
Parker Hannifin Corp.	2,600	104,806
Pentair, Inc.	11,600	426,068
SPX Corp. (a)	1,500	55,650
TOTAL MACHINERY		2,892,027
METALS & MINING - 0.7%
Massey Energy Corp.	4,300	34,830
Nucor Corp.	1,500	59,865
Phelps Dodge Corp. (a)	1,800	62,190
TOTAL METALS & MINING		156,885
OIL & GAS - 4.1%
Ashland, Inc.	2,200	61,028
Knightsbridge Tankers Ltd.	13,900	196,268
Overseas Shipholding Group, Inc.	15,900	285,564
Royal Dutch Petroleum Co. (NY Shares)	2,900	121,481

	Shares	Value (Note 1)
Stelmar Shipping Ltd. (a)	4,000	$ 63,200
Teekay Shipping Corp.	2,800	109,228
Tsakos Energy Navigation Ltd.	5,930	87,942
TOTAL OIL & GAS		924,711
PAPER & FOREST PRODUCTS - 1.0%
Boise Cascade Corp.	2,400	57,384
Bowater, Inc.	1,500	60,975
Pope & Talbot, Inc.	9,300	97,557
TOTAL PAPER & FOREST PRODUCTS		215,916
ROAD & RAIL - 5.3%
Canadian National Railway Co.	8,100	332,709
CSX Corp.	10,350	290,111
Norfolk Southern Corp.	6,500	128,050
P.A.M. Transportation Services, Inc. (a)	1,900	49,400
Union Pacific Corp.	7,100	405,126
TOTAL ROAD & RAIL		1,205,396
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	2,000	66,240
W.W. Grainger, Inc.	600	28,380
TOTAL TRADING COMPANIES & DISTRIBUTORS		94,620
TOTAL COMMON STOCKS (Cost $22,956,771)		21,925,808
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 1.39% (b)	240,531	240,531
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	870,634	870,634
TOTAL MONEY MARKET FUNDS (Cost $1,111,165)		1,111,165
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $24,067,936)	23,036,973
NET OTHER ASSETS - (1.4)%	(314,505)
NET ASSETS - 100%	$ 22,722,468
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,800,547 and $19,010,511, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,192 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $344,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $201,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $862,598) (cost $24,067,936) - See accompanying schedule		$ 23,036,973
Receivable for investments sold		630,510
Receivable for fund shares sold		31,620
Dividends receivable		17,127
Interest receivable		1,046
Redemption fees receivable		109
Other receivables		212
Total assets		23,717,597

Liabilities
Payable for fund shares redeemed	$ 71,408
Accrued management fee	11,730
Distribution fees payable	14,142
Other payables and accrued expenses	27,215
Collateral on securities loaned, at value	870,634

Total liabilities		995,129
Net Assets		$ 22,722,468
Net Assets consist of:
Paid in capital		$ 27,216,243
Accumulated net investment loss		(22,131)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,440,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,031,000)
Net Assets		$ 22,722,468
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,208,914 ÷ 271,816 shares)		$ 11.81
Maximum offering price per share (100/94.25 of $11.81)		$ 12.53
Class T: Net Asset Value and redemption price per share ($5,003,947 ÷ 426,976 shares)		$ 11.72
Maximum offering price per share (100/96.50 of $11.72)		$ 12.15
Class B: Net Asset Value and offering price per share ($8,004,539 ÷ 702,275 shares) A		$ 11.40
Class C: Net Asset Value and offering price per share ($4,753,582 ÷ 415,056 shares) A		$ 11.45
Institutional: Net Asset Value, offering price and redemption price per share ($1,751,486 ÷ 145,857 shares)		$ 12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 208,987
Interest		12,088
Security lending		1,096
Total income		222,171

Expenses
Management fee	$ 71,051
Transfer agent fees	55,279
Distribution fees	86,627
Accounting and security lending fees	30,110
Non-interested trustees' compensation	47
Custodian fees and expenses	3,626
Registration fees	32,149
Audit	9,383
Legal	135
Miscellaneous	392
Total expenses before reductions	288,799
Expense reductions	(59,449)	229,350
Net investment income (loss)		(7,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,055,082)
Foreign currency transactions	(43)
Total net realized gain (loss)		(2,055,125)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,176
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		146,123
Net gain (loss)		(1,909,002)
Net increase (decrease) in net assets resulting from operations		$ (1,916,181)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,179)	$ (177,299)
Net realized gain (loss)	(2,055,125)	(1,062,866)
Change in net unrealized appreciation (depreciation)	146,123	(3,147,226)
Net increase (decrease) in net assets resulting from operations	(1,916,181)	(4,387,391)
Distributions to shareholders from net investment income	(14,952)	-
Share transactions - net increase (decrease)	(979,165)	11,814,051
Redemption fees	1,712	8,565
Total increase (decrease) in net assets	(2,908,586)	7,435,225

Net Assets
Beginning of period	25,631,054	18,195,829
End of period (including accumulated net investment loss of $22,131 and $0, respectively)	$ 22,722,468	$ 25,631,054

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Income from Investment Operations
Net investment income (loss)E	.02	(.04)	.04	.02	.01	(.03)
Net realized and unrealized gain (loss)	(.94)	(2.37)	1.98	(.33)	1.23	.76
Total from investment operations	(.92)	(2.41)	2.02	(.31)	1.24	.73
Distributions from net investment income	(.02)	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.40)	(.27)	(.68)	(.99)
Total distributions	(.02)	-	(.44)	(.27)	(.68)	(.99)
Redemption fees added to paid in capital E	-	.01	.01	.01	.01	.02
Net asset value, end of period	$ 11.81	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Total ReturnB,C,D	(7.22)%	(15.84)%	15.27%	(2.13)%	10.81%	6.05%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.04%A	1.83%	2.59%	2.87%	3.53%	5.40%
Expenses net of voluntary waivers, if any	1.53%A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.46%A	1.49%	1.49%	1.49%	1.54%	1.75%
Net investment income (loss)	.37%A	(.25)%	.28%	.18%	.05%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,209	$ 3,160	$ 2,270	$ 973	$ 896	$ 471
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Income from Investment Operations
Net investment income (loss)E	.01	(.07)	-	(.01)	(.03)	(.06)
Net realized and unrealized gain (loss)	(.94)	(2.36)	2.00	(.34)	1.24	.77
Total from investment operations	(.93)	(2.43)	2.00	(.35)	1.21	.71
Distributions from net investment income	(.01)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.39)	(.25)	(.66)	(.99)
Total distributions	(.01)	-	(.40)	(.25)	(.66)	(.99)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.02
Net asset value, end of period	$ 11.72	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Total ReturnB,C,D	(7.35)%	(16.10)%	15.18%	(2.43)%	10.57%	5.91%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.24%A	2.07%	2.85%	3.12%	3.77%	4.00%
Expenses net of voluntary waivers, if any	1.78%A	1.75%	1.75%	1.75%	1.83%	2.00%
Expenses net of all reductions	1.71%A	1.74%	1.74%	1.74%	1.81%	2.00%
Net investment income (loss)	.12%A	(.50)%	.03%	(.07)%	(.22)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,004	$ 6,216	$ 5,654	$ 3,885	$ 3,471	$ 2,973
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Income from Investment Operations
Net investment income (loss)E	(.02)	(.14)	(.07)	(.07)	(.09)	(.14)
Net realized and unrealized gain (loss)	(.91)	(2.30)	1.95	(.34)	1.22	.76
Total from investment operations	(.93)	(2.44)	1.88	(.41)	1.13	.62
Distributions from net realized gain	-	-	(.37)	(.24)	(.65)	(.99)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.02
Net asset value, end of period	$ 11.40	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Total ReturnB,C,D	(7.54)%	(16.52)%	14.51%	(2.90)%	10.01%	5.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.70%A	2.58%	3.39%	3.64%	4.30%	7.44%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.17%A	2.24%	2.24%	2.24%	2.29%	2.50%
Net investment income (loss)	(.34)%A	(1.00)%	(.47)%	(.57)%	(.70)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043	$ 985
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss)E	(.02)	(.14)	(.07)	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	(.92)	(2.31)	2.00	(.36)	1.20	1.39
Total from investment operations	(.94)	(2.45)	1.93	(.44)	1.11	1.28
Distributions from net realized gain	-	-	(.35)	(.22)	(.67)	(.38)
Redemption fees added to paid in capitalE	-	-	-	.01	.02	.01
Net asset value, end of period	$ 11.45	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Total ReturnB,C,D	(7.59)%	(16.51)%	14.78%	(3.11)%	9.94%	10.62%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.56%A	2.49%	3.36%	3.62%	4.34%	18.91%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.28%	2.50%A
Expenses net of all reductions	2.18%A	2.24%	2.24%	2.24%	2.27%	2.50%A
Net investment income (loss)	(.35)%A	(1.00)%	(.47)%	(.57)%	(.67)%	(1.06)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,754	$ 5,143	$ 2,847	$ 625	$ 1,451	$ 165
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Income from Investment Operations
Net investment income (loss)D	.04	-	.08	.06	.04	.01
Net realized and unrealized gain (loss)	(.96)	(2.41)	2.05	(.36)	1.25	.75
Total from investment operations	(.92)	(2.41)	2.13	(.30)	1.29	.76
Distributions from net investment income	(.03)	-	(.07)	-	-	-
Distributions from net realized gain	-	-	(.40)	(.29)	(.70)	(.95)
Total distributions	(.03)	-	(.47)	(.29)	(.70)	(.95)
Redemption fees added to paid in capitalD	-	-	.01	.01	.01	.03
Net asset value, end of period	$ 12.01	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Total ReturnB,C	(7.10)%	(15.68)%	15.95%	(2.04)%	11.15%	6.32%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.51%A	1.45%	2.27%	2.50%	3.12%	3.53%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.17%A	1.24%	1.24%	1.24%	1.29%	1.50%
Net investment income (loss)	.66%A	-%	.53%	.43%	.31%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 2,104	$ 1,751	$ 1,706	$ 3,377	$ 1,360
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,659,018	|
Unrealized depreciation	(3,494,229)
Net unrealized appreciation (depreciation)	$ (1,835,211)
Cost for federal income tax purposes	$ 24,872,184

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 4,626	$ -	$ 470
Class T	.28%	.25%	14,877	-	795
Class B	.75%	.25%	42,611	31,959	-
Class C	.75%	.25%	24,513	12,305	-
			$ 86,627	$ 44,264	$ 1,265

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,946	$ 2,581
Class T	5,496	723
Class B*	25,295	25,295
Class C*	1,236	1,236
	$ 35,973	$ 29,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,112	.55*
Class T	14,085	.50*
Class B	20,788	.49*
Class C	8,438	.34*
Institutional Class	2,856	.30*
	$ 55,279

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,074 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 8,371
Class T	1.75%	12,920
Class B	2.25%	19,303
Class C	2.25%	7,451
Institutional Class	1.25%	2,514
		$ 50,559

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 7,625
Class A	470	-
Class T	795	-
	$ 1,265	$ 7,625

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 5,752	$ -
Class T	4,663	-
Institutional Class	4,537	-
Total	$ 14,952	$ -

Cyclical Industries

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	136,453	294,912	$ 1,665,916	$ 4,307,075
Reinvestment of distributions	416	-	5,011	-
Shares redeemed	(113,012)	(196,765)	(1,354,161)	(2,826,455)
Net increase (decrease)	23,857	98,147	$ 316,766	$ 1,480,620
Class T
Shares sold	54,011	308,055	$ 655,599	$ 4,427,788
Reinvestment of distributions	347	-	4,150	-
Shares redeemed	(118,403)	(191,721)	(1,425,760)	(2,722,997)
Net increase (decrease)	(64,045)	116,334	$ (766,011)	$ 1,704,791
Class B
Shares sold	102,656	637,870	$ 1,216,116	$ 8,852,861
Shares redeemed	(131,097)	(291,260)	(1,538,364)	(3,991,561)
Net increase (decrease)	(28,441)	346,610	$ (322,248)	$ 4,861,300
Class C
Shares sold	51,126	338,669	$ 600,967	$ 4,711,623
Shares redeemed	(51,217)	(115,430)	(598,571)	(1,601,683)
Net increase (decrease)	(91)	223,239	$ 2,396	$ 3,109,940
Institutional Class
Shares sold	11,660	67,340	$ 144,968	$ 929,031
Reinvestment of distributions	308	-	3,771	-
Shares redeemed	(28,501)	(18,903)	(358,807)	(271,631)
Net increase (decrease)	(16,533)	48,437	$ (210,068)	$ 657,400

Semiannual Report

Advisor Developing Communications Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL A	5.30%	-39.83%	-58.30%
Fidelity Adv Developing Communications - CL A (incl. 5.75% sales charge)	-0.75%	-43.29%	-60.70%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL A	-39.83%	-34.12%
Fidelity Adv Developing Communications - CL A (incl. 5.75% sales charge)	-43.29%	-35.95%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Developing Communications Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL T	5.06%	-40.03%	-58.50%
Fidelity Adv Developing Communications - CL T (incl. 3.50% sales charge)	1.39%	-42.13%	-59.95%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL T	-40.03%	-34.27%
Fidelity Adv Developing Communications - CL T (incl. 3.50% sales charge)	-42.13%	-35.38%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Developing Communications Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL B	4.85%	-40.17%	-58.90%
Fidelity Adv Developing Communications - CL B (incl. contingent deferred sales charge)	-0.15%	-43.17%	-60.13%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL B	-40.17%	-34.57%
Fidelity Adv Developing Communications - CL B (incl. contingent deferred sales charge)	-43.17%	-35.52%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Class B on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, including the effect of the applicable contingent deferred sales charge, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Developing Communications Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL C	4.85%	-40.26%	-58.90%
Fidelity Adv Developing Communications - CL C (incl. contingent deferred sales charge)	3.85%	-40.86%	-58.90%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Developing Communications - CL C	-40.26%	-34.57%
Fidelity Adv Developing Communications - CL C (incl. contingent deferred sales charge)	-40.86%	-34.57%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Class C on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Developing Communications Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Shep Perkins, Portfolio Manager of Fidelity Advisor Developing Communications Fund

Q. How did the fund perform, Shep?

A. It delivered positive returns and also beat its benchmarks. For the six months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 5.30%, 5.06%, 4.85% and 4.85%, respectively. By contrast, the Goldman Sachs Technology Index, an index of 226 stocks designed to measure the performance of companies in the technology sector, returned -1.69%, while the Standard & Poor's 500 Index finished with a -5.27% mark. For the 12 months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -39.83%, -40.03%, -40.17% and -40.26%, respectively, compared with -40.74% for the Goldman Sachs index and -23.02% for the S&P 500.

Q. Why did the fund outperform the indexes during the six-month period?

A. After suffering weakness throughout September and early October, the market delivered a nice rally in late October and November. Telecommunications and technology were two of the sectors that had been hurt the most by the selling, and they offered some of the more compelling bargains, outperforming most other sectors of the S&P 500 during the period. Compared with the Goldman Sachs index, the fund benefited from underweighting networking equipment stocks. Stock selection in networking equipment, software and services, and broadcasting and cable TV also helped our performance. On the other hand, stock selection in wireless equipment, integrated telecom services and wireline telecom equipment detracted from performance. Overall, the fund's heavier emphasis on telecommunications helped it relative to the Goldman Sachs index. Moreover, our focus on emerging equipment and service providers worked in our favor, as the group outperformed more established rivals.

Q. What was the fund's positioning during the period?

A. On an average basis, our five largest group weightings - in descending order - were integrated telecom services, broadcasting and cable TV, wireless telecom equipment, wireless telecom services and wireline telecom equipment. In each industry, I tried to emphasize companies with dominant or improving market position. Additionally, I looked for opportunities to benefit from positive catalysts, such as restructuring stories or new product cycles.

Q. Which stocks helped the fund's performance?

A. In absolute terms, the most positive contributor was Vodafone Group, the fund's second-largest holding at the end of the period. Shares of the world's largest wireless service provider rallied on reports of improving profitability and strong cash flow. Liberty Media, our largest holding at period end, also helped absolute performance, as investors continued to be attracted to the company's valuation in light of its diverse investments in other media companies. Internet portal Yahoo! was another holding that did well, beating estimates for its third- and fourth-quarter earnings. The company benefited from improving online advertising sales and an increased focus on converting users to paid subscribers for services such as e-mail and auctions. Compared with the Goldman Sachs index, our lack of exposure to Brocade Communications had a significant positive influence on performance.

Q. Which stocks detracted from performance?

A. Wireless handset maker Motorola, the fund's third-largest holding at the end of the period, topped our list of detractors by both absolute and relative measures. Despite reporting strong fourth-quarter sales in its mobile phone division, investors were concerned about the company's lukewarm forecasts for 2003. Semiconductor maker Atmel floundered under the weight of a highly leveraged balance sheet and uncertain prospects for economic growth in the new year. From a relative standpoint, not owning Nortel Networks and having a large underweighting in Nextel Communications, both of whose stock prices more than doubled during the period, hurt the fund's performance. At the end of the period, the fund did not own Atmel or Nextel Communications.

Q. What's your outlook, Shep?

A. I'm cautiously optimistic that 2003 could be a better year for the developing communications industry - probably not a great year, but a lot better than 2002. The management teams of many companies I follow are extremely focused on getting their cost structures in order, paying down debt and generally doing what is necessary to make their companies financially healthy again. Of course, there's only so much cost-cutting and debt reduction you can do. Overcapacity remains a problem that will have to be remedied in a number of markets. For example, we'll likely see some mergers and acquisitions in the wireless services market, and perhaps on the telecom equipment side too. This consolidation might do a lot to correct the current imbalance of supply and demand in these markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than
$3 million

Manager: Shep Perkins, since 2002; joined Fidelity in 1997

3

Semiannual Report

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Liberty Media Corp. Class A	8.8
Vodafone Group PLC sponsored ADR	8.5
Motorola, Inc.	8.1
Comverse Technology, Inc.	5.8
Yahoo!, Inc.	4.7
ALLTEL Corp.	3.2
EchoStar Communications Corp. Class A	3.1
Advanced Fibre Communication, Inc.	3.0
American Tower Corp. Class A	2.8
Amphenol Corp. Class A	2.8
50.8
Top Industries as of January 31, 2003
% of fund's net assets
Communications Equipment	31.7%
Wireless Telecommunication Services	19.6%
Media	17.8%
Diversified Telecommunication Services	13.4%
Internet Software & Services	4.9%
All Others*	12.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 31.7%
3Com Corp. (a)	13,540	$ 57,274
ADC Telecommunications, Inc. (a)	17,000	39,100
Advanced Fibre Communication, Inc. (a)	6,400	108,096
Alcatel SA sponsored ADR	11,810	85,741
CommScope, Inc.	1,500	12,705
Comverse Technology, Inc. (a)	22,510	214,295
Corning, Inc. (a)	10,220	41,698
Enterasys Networks, Inc. (a)	56,310	96,290
F5 Networks, Inc. (a)	1,520	19,699
Harris Corp.	70	2,184
Motorola, Inc.	37,210	296,936
Nokia Corp. sponsored ADR	2,060	29,643
Polycom, Inc. (a)	1,110	12,521
QUALCOMM, Inc. (a)	2,060	77,580
UTStarcom, Inc. (a)	3,560	68,601
TOTAL COMMUNICATIONS EQUIPMENT		1,162,363
COMPUTERS & PERIPHERALS - 0.3%
Synaptics, Inc.	1,400	10,164
DIVERSIFIED TELECOMMUNICATION SERVICES - 13.4%
ALLTEL Corp.	2,490	116,706
AT&T Corp.	1,738	33,856
CenturyTel, Inc.	910	27,600
Citizens Communications Co. (a)	7,560	74,012
Commonwealth Telephone Enterprises, Inc. (a)	580	20,735
IDT Corp. (a)	5,230	83,942
IDT Corp. Class B (a)	4,820	74,421
KT Corp. sponsored ADR	1,610	33,279
Qwest Communications International, Inc. (a)	6,000	27,120
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		491,671
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.6%
Amphenol Corp. Class A (a)	2,500	101,875
Ingram Micro, Inc. Class A (a)	1,780	20,470
Vishay Intertechnology, Inc. (a)	800	8,264
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		130,609
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd. (a)	100	2,939
INTERNET SOFTWARE & SERVICES - 4.9%
Openwave Systems, Inc. (a)	6,990	8,598
Yahoo!, Inc. (a)	9,430	171,626
TOTAL INTERNET SOFTWARE & SERVICES		180,224
MEDIA - 17.8%
AOL Time Warner, Inc. (a)	6,470	75,440

	Shares	Value (Note 1)
Cox Communications, Inc. Class A (a)	2,650	$ 76,691
EchoStar Communications Corp. Class A (a)	4,400	114,180
Liberty Media Corp. Class A (a)	32,461	323,635
PanAmSat Corp. (a)	450	6,188
Viacom, Inc. Class B (non-vtg.) (a)	1,460	56,283
TOTAL MEDIA		652,417
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.1%
Agere Systems, Inc. Class B (a)	54,670	95,126
Conexant Systems, Inc. (a)	1,100	1,331
Cypress Semiconductor Corp. (a)	900	4,725
PMC-Sierra, Inc. (a)	300	1,650
Skyworks Solutions, Inc. (a)	1,880	13,085
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		115,917
SOFTWARE - 0.3%
Verint Systems, Inc.	620	11,544
WIRELESS TELECOMMUNICATION SERVICES - 19.6%
American Tower Corp. Class A (a)	20,420	103,734
AT&T Wireless Services, Inc. (a)	7,730	46,921
Crown Castle International Corp. (a)	5,720	22,594
KDDI Corp.	30	88,077
SK Telecom Co. Ltd. sponsored ADR	5,320	90,493
Sprint Corp. - PCS Group Series 1 (a)	4,250	15,980
Telefonica Moviles SA ADR (a)	6,020	40,334
Vodafone Group PLC sponsored ADR	16,580	312,533
TOTAL WIRELESS TELECOMMUNICATION SERVICES		720,666
TOTAL COMMON STOCKS (Cost $3,827,537)		3,478,514
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.39% (b) (Cost $212,543)	212,543	212,543
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,040,080)		3,691,057
NET OTHER ASSETS - (0.6)%		(23,165)
NET ASSETS - 100%		$ 3,667,892
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,539,755 and $2,002,617, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,455 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
United Kingdom	8.5
Korea (South)	3.4
Japan	2.4
France	2.3
Spain	1.1
Others (individually less than 1%)	0.9
100.0%
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,929,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $1,399,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Developing Communications

See accompanying notes which are an integral part of the financial statements.

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $4,040,080) - See accompanying schedule		$ 3,691,057
Receivable for investments sold		68,055
Receivable for fund shares sold		34,828
Dividends receivable		2,670
Interest receivable		207
Receivable from investment adviser for expense reductions		27,603
Total assets		3,824,420
Liabilities
Payable for investments purchased	$ 121,465
Payable for fund shares redeemed	1,877
Accrued management fee	1,841
Distribution fees payable	2,257
Other payables and accrued expenses	29,088
Total liabilities		156,528

Net Assets		$ 3,667,892
Net Assets consist of:
Paid in capital		$ 8,501,500
Accumulated net investment loss		(20,229)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,464,356)
Net unrealized appreciation (depreciation) on investments		(349,023)
Net Assets		$ 3,667,892
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($593,913 ÷ 142,368 shares)		$ 4.17

Maximum offering price per share (100/94.25 of $4.17)		$ 4.42
Class T: Net Asset Value and redemption price per share ($1,020,539 ÷ 245,744 shares)		$ 4.15

Maximum offering price per share (100/96.50 of $4.15)		$ 4.30
Class B: Net Asset Value and offering price per share ($1,247,038 ÷ 303,601 shares)A		$ 4.11

Class C: Net Asset Value and offering price per share ($708,721 ÷ 172,527 shares)A		$ 4.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,681 ÷ 23,274 shares)		$ 4.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 8,032
Interest		2,132
Total income		10,164

Expenses
Management fee	$ 9,482
Transfer agent fees	21,340
Distribution fees	12,311
Accounting fees and expenses	30,005
Non-interested trustees' compensation	6
Custodian fees and expenses	2,769
Registration fees	37,896
Audit	19,261
Legal	18
Miscellaneous	78
Total expenses before reductions	133,166
Expense reductions	(102,773)	30,393
Net investment income (loss)		(20,229)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,050,993)
Foreign currency transactions	17
Total net realized gain (loss)		(1,050,976)
Change in net unrealized appreciation (depreciation) on investment securities		1,202,704
Net gain (loss)		151,728
Net increase (decrease) in net assets resulting from operations		$ 131,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,229)	$ (72,958)
Net realized gain (loss)	(1,050,976)	(2,596,247)
Change in net unrealized appreciation (depreciation)	1,202,704	(1,308,653)
Net increase (decrease) in net assets resulting from operations	131,499	(3,977,858)
Share transactions - net increase (decrease)	459,518	(103,857)
Redemption fees	992	7,313
Total increase (decrease) in net assets	592,009	(4,074,402)

Net Assets
Beginning of period	3,075,883	7,150,285
End of period (including accumulated net investment loss of $20,229 and $0, respectively)	$ 3,667,892	$ 3,075,883

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.04)
Net realized and unrealized gain (loss)	.23	(4.40)	(1.57)
Total from investment operations	.21	(4.45)	(1.61)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.17	$ 3.96	$ 8.40
Total Return B,C,D	5.30%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	7.74% A	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.56% A	1.50%	1.50% A
Expenses net of all reductions	1.42% A	1.40%	1.45% A
Net investment income (loss)	(.80)% A	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 371	$ 934
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Developing Communciations

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05)
Net realized and unrealized gain (loss)	.22	(4.39)	(1.56)
Total from investment operations	.20	(4.46)	(1.61)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.15	$ 3.95	$ 8.40
Total Return B,C,D	5.06%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.83% A	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.81% A	1.75%	1.75% A
Expenses net of all reductions	1.68% A	1.64%	1.70% A
Net investment income (loss)	(1.05)% A	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,021	$ 775	$ 2,131
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)
Net realized and unrealized gain (loss)	.22	(4.36)	(1.57)
Total from investment operations	.19	(4.46)	(1.64)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.11	$ 3.92	$ 8.37
Total Return B,C,D	4.85%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.18% A	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.11% A	2.14%	2.20% A
Net investment income (loss)	(1.49)% A	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,247	$ 1,162	$ 2,236
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)
Net realized and unrealized gain (loss)	.22	(4.36)	(1.57)
Total from investment operations	.19	(4.46)	(1.64)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.11	$ 3.92	$ 8.37
Total Return B,C,D	4.85%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.09% A	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	2.20% A
Net investment income (loss)	(1.49)% A	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709	$ 667	$ 1,566
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.03)
Net realized and unrealized gain (loss)	.23	(4.41)	(1.56)
Total from investment operations	.22	(4.45)	(1.59)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.20	$ 3.98	$ 8.42
Total Return B,C	5.53%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	6.63% A	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	1.20% A
Net investment income (loss)	(.49)% A	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 100	$ 283
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 220,716	|
Unrealized depreciation	(647,840)
Net unrealized appreciation (depreciation)	$ (427,124)
Cost for federal income tax purposes	$ 4,118,181

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.06%	.25%	$ 638	$ 96	$ 115
Class T	.31%	.25%	2,441	180	249
Class B	.75%	.25%	5,804	4,441	-
Class C	.75%	.25%	3,428	1,097	-
			$ 12,311	$ 5,814	$ 364

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,402	$ 1,035
Class T	2,555	514
Class B*	4,370	4,370
Class C*	36	36
	$ 8,363	$ 5,955

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,672	1.28*
Class T	9,262	2.12*
Class B	5,958	1.03*
Class C	3,208	.94*
Institutional Class	240	.48*
	$ 21,340

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,104 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 12,890
Class T	1.75%	30,684
Class B	2.25%	34,402
Class C	2.25%	19,975
Institutional Class	1.25%	2,683
		$ 100,634

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 1,775
Class A	115	-
Class T	249	-
	$ 364	$ 1,775

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the toal outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	62,234	37,945	$ 264,242	$ 256,744
Shares redeemed	(13,424)	(55,465)	(53,677)	(371,168)
Net increase (decrease)	48,810	(17,520)	$ 210,565	$ (114,424)
Class T
Shares sold	74,618	430,469	$ 311,361	$ 3,144,267
Shares redeemed	(25,202)	(487,847)	(103,513)	(3,238,975)
Net increase (decrease)	49,416	(57,378)	$ 207,848	$ (94,708)
Class B
Shares sold	46,775	123,397	$ 190,486	$ 793,175
Shares redeemed	(40,045)	(93,655)	(158,579)	(624,192)
Net increase (decrease)	6,730	29,742	$ 31,907	$ 168,983
Class C
Shares sold	46,275	88,163	$ 195,955	$ 595,984
Shares redeemed	(44,111)	(104,959)	(178,670)	(613,321)
Net increase (decrease)	2,164	(16,796)	$ 17,285	$ (17,337)
Institutional Class
Shares sold	-	14,871	$ -	$ 111,566
Shares redeemed	(1,909)	(23,323)	(8,087)	(157,937)
Net increase (decrease)	(1,909)	(8,452)	$ (8,087)	$ (46,371)

Developing Communications

Advisor Electronics Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Electronics - CL A	-15.44%	-49.57%	-52.90%
Fidelity Adv Electronics - CL A (incl. 5.75% sales charge)	-20.30%	-52.47%	-55.61%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Electronics - CL A	-49.57%	-30.18%
Fidelity Adv Electronics - CL A (incl. 5.75% sales charge)	-52.47%	-32.12%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class A on December 27, 2000, when the fund started, and the current 5.75% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Electronics - CL T	-15.50%	-49.68%	-53.10%
Fidelity Adv Electronics - CL T (incl. 3.50% sales charge)	-18.45%	-51.44%	-54.74%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months one year or since the fund started on December 27, 2000. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Electronics - CL T	-49.68%	-30.32%
Fidelity Adv Electronics - CL T (incl. 3.50% sales charge)	-51.44%	-31.49%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Electronics - CL B	-15.76%	-49.95%	-53.50%
Fidelity Adv Electronics - CL B (incl. contingent deferred sales charge)	-19.97%	-52.45%	-54.90%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months one year or since the fund started on December 27, 2000. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Electronics - CL B	-49.95%	-30.60%
Fidelity Adv Electronics - CL B (incl. contingent deferred sales charge)	-52.45%	-31.60%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class B on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, including the effect of the applicable contingent deferred sales charge, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Electronics - CL C	-15.79%	-49.95%	-53.60%
Fidelity Adv Electronics - CL C (incl. contingent deferred sales charge)	-16.63%	-50.45%	-53.60%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Electronics - CL C	-49.95%	-30.67%
Fidelity Adv Electronics - CL C (incl. contingent deferred sales charge)	-50.45%	-30.67%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Class C on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Electronics Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: The following is an interview with Sam Peters, who became Portfolio Manager of Fidelity Advisor Electronics Fund on January 3, 2003.

Q. How did the fund perform, Sam?

A. During the six-month period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares were down 15.44%, 15.50%, 15.76% and 15.79%, respectively. In comparison, the Goldman Sachs Technology Index - an index of 226 stocks designed to measure the performance of companies in the technology sector - fell 1.69%. During the same period, the Standard & Poor's 500 Index declined 5.27%. During the 12-month period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares were down 49.57%, 49.68%, 49.95% and 49.95%, respectively, while the Goldman Sachs index and S&P 500 index fell 40.74% and 23.02%, respectively.

Q. Why did the fund underperform the Goldman Sachs index by such a wide margin during the past six months?

A. The fund invests primarily in semiconductor and semiconductor capital equipment stocks - two groups that make up only about 20% of the Goldman Sachs Technology Index. Unfortunately, semiconductor-related stocks were among the worst-performing industries in the technology sector during the past six months, and these disappointing results caused the fund's relative weakness.

Q. Why did semiconductor-related stocks perform poorly?

A. There were a few reasons. First, semiconductor-related stocks drastically outperformed the rest of the market a few years ago, and I believe it was natural for their valuations to revert toward more reasonable levels. Second, the performance of these stocks is highly leveraged to business conditions in several end-markets for semiconductors, such as personal computers, wireless and wireline communications, and automotive manufacturing. When it became clear during the period that the economy was not recovering as quickly as many had anticipated, both demand for and the pricing of semiconductors and other electronic components remained depressed. Finally, the economic slowdown that existed during the past couple of years resulted in excess capacity and inventory - both of which needed to be reduced before semiconductor companies could begin a new growth cycle.

Q. What strategies have you pursued since taking over the fund?

A. After semiconductor capital equipment stocks rallied during the fourth quarter of 2002, I reduced the fund's exposure to this group rather aggressively, including such stocks as Applied Materials, KLA-Tencor and Novellus Systems. I felt this rally was unsustainable because the group's fundamentals showed little improvement. More specifically, I expected semiconductor makers to continue to spend at depressed levels on new semiconductor equipment due to their excess capacity. In my view, this scenario would likely result in little or no profit growth for these equipment makers, and I didn't want to have such a high exposure. In turn, I redeployed those assets into companies that produce analog semiconductors, such as Texas Instruments, Linear Technology and Analog Devices, which were defensive investments within the semiconductor industry in that their businesses were more stable and less reliant on any one end-market to bring in revenue. Analog companies have a broader client base than producers of digital semiconductors, and I felt they would be more apt to maintain pricing amid an extended period of economic uncertainty. As it turned out, the timing for this strategy worked out nicely for the fund, because the rally in semiconductor capital equipment stocks proved fleeting after industry bellwether Intel cut its 2003 capital spending budget more than many analysts had expected. Incidentally, being significantly underweighted in Intel, which fell 16% during the period, boosted the fund's return relative to its index.

Q. What other specific holdings stood out as top performers? What were some of the disappointments?

A. Given their fourth-quarter rally, several semiconductor equipment stocks were among the fund's top performers. Semiconductor processing equipment maker Novellus and laser-light equipment producer Cymer, for example, were large holdings that were solid contributors. On the down side, slow growth in the personal computer industry and cutbacks in corporate technology spending hurt PC-related chip holdings, such as Micron Technology and Intel. Motorola also was a detractor, as its management faced a stronger-than-expected challenge in turning around the company amid a poor economic environment.

Q. What's your outlook for electronics stocks in 2003, Sam?

A. I believe the electronics stock universe is bouncing along at a bottom. Unit demand continues to recover, but demand is not yet strong enough to facilitate a rebound in pricing. I'm encouraged, however, by the fact that electronics supply continues to be worked off with capital spending being well below depreciation rates, suggesting that semiconductor companies are lowering manufacturing capacity. Should this trend in lower capacity continue and demand for semiconductors improve along with the broader economy, the stage could be set for a better pricing environment for electronics components. In addition, electronic component inventory levels continue to be worked down and, in many areas, these levels are becoming a bit too low. Given that electronics stocks corrected to lower levels in 2002, valuations are much more reasonable and pockets of attractively cheap stocks are emerging.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than
$30 million

Manager: Sam Peters, since January 2003; joined Fidelity in 1998

3

Electronics

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Texas Instruments, Inc.	6.5
Linear Technology Corp.	5.2
Agilent Technologies, Inc.	5.2
Analog Devices, Inc.	5.1
Motorola, Inc.	4.6
Cymer, Inc.	3.7
Intel Corp.	3.6
Fairchild Semiconductor International, Inc. Class A	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3.0
Applied Materials, Inc.	2.8
42.8
Top Industries as of January 31, 2003
% of fund's net assets
Semiconductor Equipment & Products	63.7%
Electronic Equipment & Instruments	15.4%
Communications Equipment	7.8%
Software	5.2%
Computers & Peripherals	0.7%
All Others*	7.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 7.8%
Emulex Corp. (a)	6,000	$ 125,580
Harris Corp.	25,000	780,000
Motorola, Inc.	175,000	1,396,500
Nokia Corp. sponsored ADR	5,410	77,850
TOTAL COMMUNICATIONS EQUIPMENT		2,379,930
COMPUTERS & PERIPHERALS - 0.7%
Quanta Computer, Inc.	109,250	207,795
ELECTRONIC EQUIPMENT & INSTRUMENTS - 15.4%
Agilent Technologies, Inc. (a)	94,950	1,564,776
Amphenol Corp. Class A (a)	8,280	337,410
Arrow Electronics, Inc. (a)	14,900	176,863
AVX Corp.	40,000	352,000
Flextronics International Ltd. (a)	50,000	403,000
Jabil Circuit, Inc. (a)	30,000	468,300
Tektronix, Inc. (a)	35,000	577,500
Veeco Instruments, Inc. (a)	800	11,200
Vishay Intertechnology, Inc. (a)	75,000	774,750
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,665,799
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 62.2%
Advanced Energy Industries, Inc. (a)	2,410	25,546
Agere Systems, Inc. Class A (a)	16,300	28,851
Analog Devices, Inc. (a)	64,950	1,554,254
Applied Materials, Inc. (a)	69,960	837,421
ARM Holdings PLC sponsored ADR (a)	40,000	94,800
ASM International NV (Nasdaq) (a)	20,000	230,820
ASML Holding NV (NY Shares) (a)	94,300	755,343
ATMI, Inc. (a)	25,413	451,589
Axcelis Technologies, Inc. (a)	19,200	127,277
Cohu, Inc.	22,200	309,468
Credence Systems Corp. (a)	10,000	78,300
Cree, Inc. (a)	1,300	23,348
Cymer, Inc. (a)	36,500	1,128,215
Cypress Semiconductor Corp. (a)	11,700	61,425
Fairchild Semiconductor International, Inc. Class A (a)	85,700	937,558
Helix Technology, Inc.	40	344
Integrated Device Technology, Inc. (a)	10,250	76,363
Intel Corp.	69,690	1,091,345
KLA-Tencor Corp. (a)	24,990	815,674
Kulicke & Soffa Industries, Inc. (a)	7,800	41,106
LAM Research Corp. (a)	48,130	562,640
Lattice Semiconductor Corp. (a)	27,800	209,890
Linear Technology Corp.	60,040	1,568,845
LTX Corp. (a)	92,530	490,409
Maxim Integrated Products, Inc.	10,254	319,412
Micrel, Inc. (a)	15,000	124,950
Micron Technology, Inc. (a)	25,360	208,206

	Shares	Value (Note 1)
MKS Instruments, Inc. (a)	11,500	$ 155,710
National Semiconductor Corp. (a)	18,960	250,272
Novellus Systems, Inc. (a)	25,020	736,839
NVIDIA Corp. (a)	32,600	336,432
Oak Technology, Inc. (a)	6,500	21,125
Photronics, Inc. (a)	20,000	220,500
QLogic Corp. (a)	9,200	306,176
Rudolph Technologies, Inc. (a)	10,000	151,600
Samsung Electronics Co. Ltd.	740	184,368
Siliconix, Inc. (a)	1,800	40,698
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	135,010	904,567
Teradyne, Inc. (a)	55,030	571,762
Texas Instruments, Inc.	124,980	1,987,180
United Microelectronics Corp. sponsored ADR (a)	45	138
Virage Logic Corp. (a)	20	116
Xicor, Inc. (a)	117,292	464,476
Xilinx, Inc. (a)	20,620	408,070
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		18,893,428
SOFTWARE - 5.2%
Cadence Design Systems, Inc. (a)	59,983	595,031
Synopsys, Inc. (a)	20,000	773,400
Vastera, Inc. (a)	19,800	101,772
VERITAS Software Corp. (a)	6,500	118,638
TOTAL SOFTWARE		1,588,841
TOTAL COMMON STOCKS (Cost $44,080,073)		27,735,793
Convertible Bonds - 1.5%
	Principal Amount
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.5%
Advanced Energy Industries, Inc. 5% 9/1/06 (c) (Cost $589,775)	$ 570,000	470,250
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 1.39% (b) (Cost $2,234,281)	2,234,281	$ 2,234,281
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $46,904,129)		30,440,324
NET OTHER ASSETS - (0.2)%		(53,740)
NET ASSETS - 100%		$ 30,386,584
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $470,250 or 1.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,851,207 and $13,504,756, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,416 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $5,873,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $1,889,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Electronics

See accompanying notes which are an integral part of the financial statements.

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $46,904,129) - See accompanying schedule		$ 30,440,324
Foreign currency held at value (cost $120,502)		119,494
Receivable for fund shares sold		19,796
Dividends receivable		6,948
Interest receivable		15,798
Receivable from investment adviser for expense reductions		20,982
Other receivables		57
Total assets		30,623,399
Liabilities
Payable for investments purchased	$ 131,644
Payable for fund shares redeemed	30,951
Accrued management fee	15,810
Distribution fees payable	19,384
Other payables and accrued expenses	39,026
Total liabilities		236,815
Net Assets		$ 30,386,584
Net Assets consist of:
Paid in capital		$ 65,401,125
Accumulated net investment loss		(250,946)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,298,802)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(16,464,793)
Net Assets		$ 30,386,584
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,061,225 ÷ 1,075,067 shares)		$ 4.71

Maximum offering price per share (100/94.25 of $4.71)		$ 5.00
Class T: Net Asset Value and redemption price per share ($9,563,030 ÷ 2,038,453 shares)		$ 4.69

Maximum offering price per share (100/96.50 of $4.69)		$ 4.86
Class B: Net Asset Value and offering price per share ($6,421,032 ÷ 1,381,102 shares)A		$ 4.65

Class C: Net Asset Value and offering price per share ($8,908,941 ÷ 1,919,473 shares)A		$ 4.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($432,356 ÷ 91,246 shares)		$ 4.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 19,301
Interest		28,818
Security lending		304
Total income		48,423

Expenses
Management fee	$ 89,746
Transfer agent fees	103,922
Distribution fees	110,330
Accounting and security lending fees	31,126
Non-interested trustees' compensation	61
Custodian fees and expenses	1,907
Registration fees	35,004
Audit	14,999
Legal	190
Miscellaneous	763
Total expenses before reductions	388,048
Expense reductions	(88,679)	299,369
Net investment income (loss)		(250,946)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,098,657)
Foreign currency transactions	(60)
Total net realized gain (loss)		(10,098,717)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,282,274
Assets and liabilities in foreign currencies	(4,058)
Total change in net unrealized appreciation (depreciation)		4,278,216
Net gain (loss)		(5,820,501)
Net increase (decrease) in net assets resulting from operations		$ (6,071,447)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (250,946)	$ (758,783)
Net realized gain (loss)	(10,098,717)	(6,122,726)
Change in net unrealized appreciation (depreciation)	4,278,216	(20,045,370)
Net increase (decrease) in net assets resulting from operations	(6,071,447)	(26,926,879)
Share transactions - net increase (decrease)	442,550	25,643,371
Redemption fees	21,294	39,930
Total increase (decrease) in net assets	(5,607,603)	(1,243,578)

Net Assets
Beginning of period	35,994,187	37,237,765
End of period (including accumulated net investment loss of $250,946 and $0 respectively)	$ 30,386,584	$ 35,994,187

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.04)
Net realized and unrealized gain (loss)	(.83)	(3.96)	(.35)
Total from investment operations	(.86)	(4.06)	(.39)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.71	$ 5.57	$ 9.62
Total Return B,C,D	(15.44)%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.15% A	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.49%	1.49% A
Net investment income (loss)	(1.17)% A	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,061	$ 4,912	$ 3,400
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.06)
Net realized and unrealized gain (loss)	(.82)	(3.96)	(.33)
Total from investment operations	(.86)	(4.08)	(.39)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.69	$ 5.55	$ 9.62
Total Return B,C,D	(15.50)%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.32% A	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.73% A	1.74%	1.74% A
Net investment income (loss)	(1.42)% A	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,563	$ 11,615	$ 11,493
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.08)
Net realized and unrealized gain (loss)	(.82)	(3.93)	(.33)
Total from investment operations	(.87)	(4.09)	(.41)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.65	$ 5.52	$ 9.60
Total Return B,C,D	(15.76)%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.96% A	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.24%	2.24% A
Net investment income (loss)	(1.92)% A	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,421	$ 8,362	$ 10,941
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.09)
Net realized and unrealized gain (loss)	(.82)	(3.93)	(.33)
Total from investment operations	(.87)	(4.09)	(.42)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.64	$ 5.51	$ 9.59
Total Return B,C,D	(15.79)%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.67% A	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.24%	2.24% A
Net investment income (loss)	(1.92)% A	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,909	$ 9,921	$ 10,782
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.03)
Net realized and unrealized gain (loss)	(.84)	(3.97)	(.34)
Total from investment operations	(.86)	(4.05)	(.37)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.74	$ 5.60	$ 9.64
Total Return B,C	(15.36)%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.76% A	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.24% A	1.24%	1.24% A
Net investment income (loss)	(.92)% A	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 1,184	$ 622
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 170,820	|
Unrealized depreciation	(17,703,632)
Net unrealized appreciation (depreciation)	$ (17,532,812)
Cost for federal income tax purposes	$ 47,973,136

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale as an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 4,961	$ -	$ -
Class T	.25%	.25%	25,232	-	-
Class B	.75%	.25%	34,949	26,212	-
Class C	.75%	.25%	45,188	15,293	-
			$ 110,330	$ 41,505	$ -

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,369	$ 2,455
Class T	7,476	1,354
Class B*	11,708	11,708
Class C*	2,919	2,919
	$ 26,472	$ 18,436

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 15,162	.76*
Class T	34,387	.68*
Class B	28,698	.82*
Class C	23,867	.53*
Institutional Class	1,808	.62*
	$ 103,922

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,780 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 12,867
Class T	1.75%	28,671
Class B	2.25%	24,587
Class C	2.25%	18,707
Institutional Class	1.25%	1,464
		$ 86,296

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 2,383
Class A	-	-
Class T	-	-
	$ -	$ 2,383

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Electronics

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	574,840	999,305	$ 2,918,629	$ 8,904,978
Shares redeemed	(381,995)	(470,520)	(1,810,141)	(3,838,805)
Net increase (decrease)	192,845	528,785	$ 1,108,488	$ 5,066,173
Class T
Shares sold	334,902	1,743,701	$ 1,674,581	$ 15,588,485
Shares redeemed	(387,826)	(847,306)	(1,798,751)	(6,546,434)
Net increase (decrease)	(52,924)	896,395	$ (124,170)	$ 9,042,051
Class B
Shares sold	300,262	1,607,833	$ 1,564,747	$ 13,351,139
Shares redeemed	(434,513)	(1,231,848)	(2,222,303)	(9,505,855)
Net increase (decrease)	(134,251)	375,985	$ (657,556)	$ 3,845,284
Class C
Shares sold	449,736	1,181,194	$ 2,291,879	$ 10,313,668
Shares redeemed	(331,359)	(504,804)	(1,600,873)	(3,838,274)
Net increase (decrease)	118,377	676,390	$ 691,006	$ 6,475,394
Institutional Class
Shares sold	25,089	211,542	$ 139,481	$ 1,742,873
Shares redeemed	(145,375)	(64,561)	(714,699)	(528,404)
Net increase (decrease)	(120,286)	146,981	$ (575,218)	$ 1,214,469

Semiannual Report

Advisor Financial Services Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL A	-4.56%	-13.40%	18.12%	91.50%
Fidelity Adv Financial Services - CL A (incl. 5.75% sales charge)	-10.04%	-18.38%	11.33%	80.48%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Financial Services	-4.50%	-11.15%	17.78%	106.40%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 260 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL A	-13.40%	3.39%	10.66%
Fidelity Adv Financial Services - CL A (incl. 5.75% sales charge)	-18.38%	2.17%	9.64%
S&P 500	-23.02%	-1.33%	5.81%
GS Financial Services	-11.15%	3.33%	11.96%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Financial Services Index did over the same period.

Semiannual Report

Advisor Financial Services Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL T	-4.62%	-13.57%	16.78%	88.61%
Fidelity Adv Financial Services - CL T (incl. 3.50% sales charge)	-7.96%	-16.60%	12.70%	82.01%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Financial Services	-4.50%	-11.15%	17.78%	106.40%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 260 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL T	-13.57%	3.15%	10.40%
Fidelity Adv Financial Services - CL T (incl. 3.50% sales charge)	-16.60%	2.42%	9.79%
S&P 500	-23.02%	-1.33%	5.81%
GS Financial Services	-11.15%	3.33%	11.96%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Financial Services Index did over the same period.

Semiannual Report

Advisor Financial Services Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL B	-4.86%	-14.00%	13.84%	82.97%
Fidelity Adv Financial Services - CL B (incl. contingent deferred sales charge)	-9.61%	-18.29%	11.84%	82.97%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Financial Services	-4.50%	-11.15%	17.78%	106.40%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 260 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL B	-14.00%	2.63%	9.88%
Fidelity Adv Financial Services - CL B (incl. contingent deferred sales charge)	-18.29%	2.26%	9.88%
S&P 500	-23.02%	-1.33%	5.81%
GS Financial Services	-11.15%	3.33%	11.96%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Financial Services Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Financial Services Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL C	-4.86%	-14.01%	13.91%	82.93%
Fidelity Adv Financial Services - CL C (incl. contingent deferred sales charge)	-5.81%	-14.87%	13.91%	82.93%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Financial Services	-4.50%	-11.15%	17.78%	106.40%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 260 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - CL C	-14.01%	2.64%	9.87%
Fidelity Adv Financial Services - CL C (incl. contingent deferred sales charge)	-14.87%	2.64%	9.87%
S&P 500	-23.02%	-1.33%	5.81%
GS Financial Services	-11.15%	3.33%	11.96%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Financial Services Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Financial Services Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jeffrey Feingold, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jeff?

A. For the six months that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of -4.56%, -4.62%, -4.86% and -4.86%, respectively. During the same period, the Goldman Sachs Financial Services Index, an index of 260 stocks designed to measure the performance of companies in the financial services sector, returned -4.50%, while the Standard & Poor's 500 Index had a return of -5.27%. For the 12-month period that ended January 31, 2003, the fund's Class A, Class T, Class B and Class C shares had total returns of -13.40%, -13.57%, -14.00% and -14.01%, respectively, while the Goldman Sachs index returned -11.15% and the S&P 500 index returned -23.02%.

Q. What were the principal factors that affected financial services stocks during the past six months?

A. The Federal Reserve Board's policy of easing the money supply helped bank stocks, as improving profit margins in traditional bank lending more than offset slow loan growth and questions about deteriorating credit quality brought on by a sluggish economy. However, weak corporate profits and declining equity markets resulted in another disappointing period for capital-market-sensitive companies, especially major brokerage houses. The situation was mixed for life insurers. While falling interest rates helped to increase the values of their bond portfolios, yields on new investments fell. Insurers heavily involved in the variable annuity market struggled with accelerating expenses and declining equity assets. Consumer lending companies specializing in high-quality loans generally hit their earnings targets. However, sub-prime lenders to higher-risk borrowers were hurt by the economy's slump and increased regulatory scrutiny of their business practices. Overall, the widening profit margins at traditional commercial banks helped financial stocks slightly outperform the general market, as reflected by the S&P 500.

Q. What were your principal strategies in this market?

A. Because there was such a crosscurrent of different influences affecting financial stocks, I did not significantly overweight or underweight specific industries. Instead I placed a premium on stock selection within these subgroups. In addition, in a time of economic weakness and investor uncertainty, I increased my positions in high-quality companies such as Fannie Mae that I thought had good long-term prospects, but whose stock prices had declined to attractive levels in the volatile market.

Q. What types of companies helped fund performance?

A. Widening margins on loans helped traditional lenders such as Bank of America. Golden West also benefited from low interest rates and rising home prices, which supported its mortgage activities. SLM, formerly known as USA Education and the nation's largest student-loan provider, performed very well as demand for loans increased substantially. Citigroup gained ground in the fourth quarter of 2002 amid rising investor hopes for a rebound in the economy and the stock market.

Q. What were some of the biggest disappointments?

A. American International Group, a leading insurer that met or exceeded its earnings forecasts, nevertheless was a detractor as investors were unwilling to continue to support its high price-to-earnings multiple. Freddie Mac, the government-sponsored mortgage institution, fell in January after the company announced it would restate previous earnings to correct discrepancies in the timing of the recognition of earnings from derivatives. Despite strong fundamentals and good performance by regional banks, Fifth Third Bancorp was hurt by a Securities and Exchange Commission investigation of an accounting error. Household International's stock fell because of unanticipated regulatory pressures on it and other sub-prime lenders. I sold the Household position before the end of the period following the stock's rally after the announcement of its merger plans with HSBC.

Q. What's your outlook, Jeff?

A. It's still unclear how strongly corporate profits will rebound in 2003. While stock valuations have come down across much of the financial services sector, uncertainty remains about both the economy and international geopolitics. If these issues do not improve, we may see weak fundamentals in such areas as banks and credit card companies, which would be vulnerable to sluggish loan growth and credit-quality issues. Investment banking activity could continue to slump if the equity markets remain weak. On the positive side, the willingness of the Bush administration and other government leaders to support an economic stimulus package could help spur growth both in the United States and throughout the world later this year and into 2004. A robust economic recovery would be good news for the financial services sector.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $475 million

Manager: Jeffrey Feingold, since 2001; joined Fidelity in 1997

3

Semiannual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Bank of America Corp.	6.8
American International Group, Inc.	6.0
Bank One Corp.	5.1
Citigroup, Inc.	5.1
Fannie Mae	4.2
Berkshire Hathaway, Inc. Class B	4.2
Wells Fargo & Co.	4.0
Wachovia Corp.	3.8
Fifth Third Bancorp	3.0
Golden West Financial Corp., Delaware	2.9
45.1
Top Industries as of January 31, 2003
% of fund's net assets
Banks	37.7%
Diversified Financials	30.4%
Insurance	26.6%
Real Estate	4.8%
Commercial Services & Supplies	0.5%

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
BANKS - 37.7%
Banco Popolare di Verona e Novara	107,100	$ 1,112,360
Bank of America Corp.	459,404	32,181,247
Bank of Hawaii Corp.	53,500	1,629,610
Bank of New York Co., Inc.	282,560	7,148,768
Bank One Corp.	669,782	24,453,741
Commerce Bancorp, Inc., New Jersey	130,625	5,733,131
Fifth Third Bancorp	264,000	14,084,400
FleetBoston Financial Corp.	321,276	8,388,516
Golden West Financial Corp., Delaware	186,400	13,705,992
IBERIABANK Corp.	47,000	1,879,530
Mellon Financial Corp.	85,100	1,946,237
National Bank of Canada	235,400	4,913,449
NetBank, Inc. (a)	82,100	901,458
Northern Trust Corp.	34,400	1,176,480
Royal Bank of Canada	172,900	6,283,761
SouthTrust Corp.	81,600	2,126,496
Sovereign Bancorp, Inc.	495,700	6,751,434
Synovus Financial Corp.	262,400	5,072,192
U.S. Bancorp, Delaware	135,845	2,866,330
Wachovia Corp.	505,420	18,179,957
Wells Fargo & Co.	397,400	18,824,838
TOTAL BANKS		179,359,927
COMMERCIAL SERVICES & SUPPLIES - 0.5%
First Data Corp.	69,800	2,401,120
DIVERSIFIED FINANCIALS - 30.4%
A.G. Edwards, Inc.	25,000	714,250
American Express Co.	235,900	8,381,527
Ameritrade Holding Corp. Class A (a)	132,100	689,562
Bear Stearns Companies, Inc.	63,600	3,946,380
Charles Schwab Corp.	107,626	992,312
Chicago Mercantile Exchange Holdings, Inc. Class A	400	17,000
Citigroup, Inc.	702,269	24,144,008
Countrywide Financial Corp.	147	8,109
Euronext NV	49,600	982,900
Fannie Mae	309,735	20,039,855
Farmer Mac Class C (non-vtg.) (a)	70,000	1,827,700
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,358,265
Freddie Mac	213,420	11,947,252
Goldman Sachs Group, Inc.	130,400	8,880,240
Investors Financial Services Corp.	91,400	2,552,802
J.P. Morgan Chase & Co.	493,890	11,527,393
Janus Capital Group, Inc.	166,800	2,116,692
LaBranche & Co., Inc. (a)	30,000	713,400
Lehman Brothers Holdings, Inc.	65,000	3,544,450
MBNA Corp.	695,175	11,699,795
Merrill Lynch & Co., Inc.	269,800	9,448,396

	Shares	Value (Note 1)
Morgan Stanley	285,600	$ 10,824,240
Principal Financial Group, Inc.	34,300	980,980
SLM Corp.	54,400	5,778,912
Soundview Technology Group, Inc. (a)	104,600	149,578
Waddell & Reed Financial, Inc. Class A	23,467	429,211
TOTAL DIVERSIFIED FINANCIALS		144,695,209
INSURANCE - 26.6%
ACE Ltd.	191,100	5,627,895
AFLAC, Inc.	269,600	8,732,344
Allmerica Financial Corp. (a)	80,900	1,066,262
Allstate Corp.	275,800	9,705,402
AMBAC Financial Group, Inc.	9,550	511,594
American International Group, Inc.	527,760	28,562,371
Berkshire Hathaway, Inc. Class B (a)	8,894	19,780,256
Cincinnati Financial Corp.	55,030	1,969,524
Fidelity National Financial, Inc.	136,000	4,585,920
Hartford Financial Services Group, Inc.	95,800	3,992,944
HCC Insurance Holdings, Inc.	29,800	718,180
Lincoln National Corp.	47,500	1,531,875
Marsh & McLennan Companies, Inc.	60,600	2,583,378
MBIA, Inc.	66,500	2,725,170
MetLife, Inc.	327,700	8,772,529
Nationwide Financial Services, Inc. Class A	111,000	3,058,050
Old Republic International Corp.	58,000	1,574,120
PartnerRe Ltd.	20,000	1,010,000
Radian Group, Inc.	52,255	1,928,210
RenaissanceRe Holdings Ltd.	113,300	4,449,291
St. Paul Companies, Inc.	156,000	5,091,840
Sun Life Financial Services of Canada, Inc.	161,200	2,913,381
Travelers Property Casualty Corp.:
Class A	269,636	4,370,800
Class B	62,328	1,013,453
TOTAL INSURANCE		126,274,789
REAL ESTATE - 4.8%
Apartment Investment & Management Co. Class A	226,500	8,233,275
AvalonBay Communities, Inc.	21,700	798,560
Duke Realty Corp.	33,300	834,165
Equity Office Properties Trust	92,200	2,207,268
Equity Residential (SBI)	256,800	6,276,192
Pan Pacific Retail Properties, Inc.	34,200	1,251,720
Post Properties, Inc.	23,700	580,413
Simon Property Group, Inc.	61,700	2,017,590
Vornado Realty Trust	23,300	803,850
TOTAL REAL ESTATE		23,003,033
TOTAL COMMON STOCKS (Cost $448,333,973)		475,734,078
Money Market Funds - 2.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.39% (b)	1,030,881	$ 1,030,881
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	11,488,281	11,488,281
TOTAL MONEY MARKET FUNDS (Cost $12,519,162)		12,519,162
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $460,853,135)		488,253,240
NET OTHER ASSETS - (2.6)%		(12,581,090)
NET ASSETS - 100%		$ 475,672,150
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $179,161,655 and $235,167,279, respectively.

The fund participated in the security lending program during the period. At period end the fund also received as collateral U.S. Treasury obligations and/or letters of credit in the amount of $1,155,999.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33,058 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $2,909,000. The weighted average interest rate was 1.94%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $4,140,000 of which $876,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $20,648,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Financial Services

See accompanying notes which are an integral part of the financial statements.

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,493,566) (cost $460,853,135) - See accompanying schedule		$ 488,253,240
Receivable for fund shares sold		98,642
Dividends receivable		530,587
Interest receivable		1,240
Redemption fees receivable		35
Other receivables		8,518
Total assets		488,892,262

Liabilities
Payable for investments purchased	$ 15,817
Payable for fund shares redeemed	1,025,238
Accrued management fee	245,228
Distribution fees payable	310,636
Other payables and accrued expenses	134,912
Collateral on securities loaned, at value	11,488,281
Total liabilities		13,220,112
Net Assets		$ 475,672,150
Net Assets consist of:
Paid in capital		$ 498,652,126
Distributions in excess of net investment income		(26,542)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,354,502)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,401,068
Net Assets		$ 475,672,150
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,246,248 ÷ 3,084,382 shares)		$ 16.94

Maximum offering price per share (100/94.25 of $16.94)		$ 17.97
Class T: Net Asset Value and redemption price per share ($143,240,414 ÷ 8,481,202 shares)		$ 16.89

Maximum offering price per share (100/96.50 of $16.89)		$ 17.50
Class B: Net Asset Value and offering price per share ($176,850,017 ÷ 10,641,219 shares) A		$ 16.62

Class C: Net Asset Value and offering price per share ($90,402,237 ÷ 5,441,901 shares) A		$ 16.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,933,234 ÷ 757,987 shares)		$ 17.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 5,667,721
Interest		6,845
Security lending		85,422
Total income		5,759,988

Expenses
Management fee	$ 1,511,676
Transfer agent fees	1,015,886
Distribution fees	1,940,289
Accounting and security lending fees	96,584
Non-interested trustees' compensation	1,022
Custodian fees and expenses	10,826
Registration fees	16,842
Audit	10,778
Legal	2,934
Interest	629
Miscellaneous	8,297
Total expenses before reductions	4,615,763
Expense reductions	(133,730)	4,482,033
Net investment income (loss)		1,277,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(22,173,360)
Foreign currency transactions	(2,964)
Total net realized gain (loss)		(22,176,324)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,147,800)
Assets and liabilities in foreign currencies	3,957
Total change in net unrealized appreciation (depreciation)		(5,143,843)
Net gain (loss)		(27,320,167)
Net increase (decrease) in net assets resulting from operations		$ (26,042,212)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,277,955	$ 911,846
Net realized gain (loss)	(22,176,324)	(10,280,314)
Change in net unrealized appreciation (depreciation)	(5,143,843)	(82,098,746)
Net increase (decrease) in net assets resulting from operations	(26,042,212)	(91,467,214)
Distributions to shareholders from net investment income	(1,353,520)	(1,724,173)
Share transactions - net increase (decrease)	(56,489,390)	(96,420,869)
Redemption fees	11,676	36,637
Total increase (decrease) in net assets	(83,873,446)	(189,575,619)

Net Assets
Beginning of period	559,545,596	749,121,215
End of period (including distributions in excess of net investment income of $26,542 and undistributed net investment income of $99,438, respectively)	$ 475,672,150	$ 559,545,596

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Income from Investment Operations
Net investment income (loss) E	.08	.12	.15	.15	.12	.11
Net realized and unrealized gain (loss)	(.89)	(2.60)	2.20	.73	(.31)	3.80
Total from investment operations	(.81)	(2.48)	2.35	.88	(.19)	3.91
Distributions from net investment income	(.08)	(.14)	(.19)	(.09)	(.06)	(.06)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.08)	(.14)	(.19)	(.09)	(1.07)	(.29)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.94	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Total Return B, C, D	(4.56)%	(12.16)%	12.86%	5.12%	.69%	26.32%
Ratios to Average Net Assets F
Expenses before expense reductions	1.35% A	1.27%	1.20%	1.25%	1.24%	1.32%
Expenses net of voluntary waivers, if any	1.35% A	1.27%	1.20%	1.25%	1.24%	1.32%
Expenses net of all reductions	1.29% A	1.23%	1.18%	1.22%	1.23%	1.30%
Net investment income (loss)	.94% A	.60%	.77%	.92%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,246	$ 60,475	$ 78,115	$ 48,088	$ 27,440	$ 21,907
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Income from Investment Operations
Net investment income (loss) E	.06	.07	.11	.12	.09	.07
Net realized and unrealized gain (loss)	(.88)	(2.59)	2.19	.71	(.30)	3.78
Total from investment operations	(.82)	(2.52)	2.30	.83	(.21)	3.85
Distributions from net investment income	(.06)	(.09)	(.13)	(.05)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.06)	(.09)	(.13)	(.05)	(1.04)	(.27)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.89	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Total Return B, C, D	(4.62)%	(12.39)%	12.64%	4.84%	.53%	25.96%
Ratios to Average Net Assets F
Expenses before expense reductions	1.56% A	1.49%	1.43%	1.47%	1.47%	1.52%
Expenses net of voluntary waivers, if any	1.56% A	1.49%	1.43%	1.47%	1.47%	1.52%
Expenses net of all reductions	1.50% A	1.45%	1.41%	1.44%	1.46%	1.50%
Net investment income (loss)	.73% A	.38%	.54%	.70%	.50%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,240	$ 169,429	$ 234,268	$ 179,862	$ 123,361	$ 118,608
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	-	.03	-	(.02)
Net realized and unrealized gain (loss)	(.87)	(2.55)	2.16	.70	(.29)	3.76
Total from investment operations	(.85)	(2.58)	2.16	.73	(.29)	3.74
Distributions from net investment income	(.03)	-	(.03)	-	(.02)	(.04)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.03)	-	(.03)	-	(1.03)	(.27)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.62	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Total Return B, C, D	(4.86)%	(12.85)%	12.03%	4.30%	.05%	25.29%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.01%	1.96%	2.01%	1.99%	2.06%
Expenses net of voluntary waivers, if any	2.06% A	2.01%	1.96%	2.01%	1.99%	2.06%
Expenses net of all reductions	2.00% A	1.97%	1.94%	1.98%	1.98%	2.04%
Net investment income (loss)	.23% A	(.14)%	.01%	.16%	(.02)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,850	$ 206,460	$ 269,612	$ 150,880	$ 94,072	$ 65,926
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	.01	.03	-	(.03)
Net realized and unrealized gain (loss)	(.87)	(2.54)	2.15	.70	(.29)	3.57
Total from investment operations	(.85)	(2.56)	2.16	.73	(.29)	3.54
Distributions from net investment income	(.03)	-	(.07)	(.02)	(.03)	(.02)
Distributions from net realized gain	-	-	-	-	(1.01)	(.21)
Total distributions	(.03)	-	(.07)	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.61	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Total Return B, C, D	(4.86)%	(12.77)%	12.03%	4.30%	.07%	23.56%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	1.96%	1.92%	1.96%	1.95%	2.09% A
Expenses net of voluntary waivers, if any	2.01% A	1.96%	1.92%	1.96%	1.95%	2.09% A
Expenses net of all reductions	1.96% A	1.92%	1.90%	1.93%	1.94%	2.07% A
Net investment income (loss)	.27% A	(.09)%	.05%	.21%	.02%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,402	$ 107,899	$ 149,160	$ 83,078	$ 36,552	$ 19,983
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Income from Investment Operations
Net investment income (loss) D	.12	.19	.22	.21	.18	.14
Net realized and unrealized gain (loss)	(.90)	(2.62)	2.22	.72	(.30)	3.79
Total from investment operations	(.78)	(2.43)	2.44	.93	(.12)	3.93
Distributions from net investment income	(.11)	(.21)	(.24)	(.15)	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.11)	(.21)	(.24)	(.15)	(1.09)	(.28)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 17.06	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Total Return B, C	(4.36)%	(11.84)%	13.29%	5.40%	1.12%	26.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.89%	.87%	.90%	.93%	1.14%
Expenses net of voluntary waivers, if any	.90% A	.89%	.87%	.90%	.93%	1.14%
Expenses net of all reductions	.85% A	.85%	.84%	.87%	.92%	1.13%
Net investment income (loss)	1.38% A	.98%	1.10%	1.27%	1.04%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,933	$ 15,283	$ 17,966	$ 9,749	$ 11,956	$ 5,270
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 60,112,880	|
Unrealized depreciation	(35,453,493)
Net unrealized appreciation (depreciation)	$ 24,659,387
Cost for federal income tax purposes	$ 463,593,853

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 78,763	$ -	$ 8,022
Class T	.28%	.25%	409,971	-	20,242
Class B	.75%	.25%	957,661	718,246	-
Class C	.75%	.25%	493,894	41,483	-
			$ 1,940,289	$ 759,729	$ 28,264

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,891	$ 7,310
Class T	30,534	6,577
Class B*	397,058	397,058
Class C*	5,971	5,971
	$ 455,454	$ 416,916

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 120,078	.42*
Class T	301,477	.39*
Class B	394,406	.41*
Class C	182,263	.37*
Institutional Class	17,662	.26*
	$ 1,015,886

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,841 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 105,466
Class A	8,022	-
Class T	20,242	-
	$ 28,264	$ 105,466

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 251,460	$ 525,686
Class T	523,461	996,103
Class B	326,899	-
Class C	167,892	-
Institutional Class	83,808	202,384
Total	$ 1,353,520	$ 1,724,173

Financial Services

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	232,137	826,333	$ 4,096,082	$ 16,041,934
Reinvestment of distributions	12,924	25,062	225,396	468,130
Shares redeemed	(553,336)	(1,278,731)	(9,505,538)	(24,341,613)
Net increase (decrease)	(308,275)	(427,336)	$ (5,184,060)	$ (7,831,549)
Class T
Shares sold	422,482	1,627,023	$ 7,416,244	$ 31,431,541
Reinvestment of distributions	27,729	48,883	482,206	911,808
Shares redeemed	(1,502,723)	(3,637,246)	(25,951,081)	(68,303,312)
Net increase (decrease)	(1,052,512)	(1,961,340)	$ (18,052,631)	$ (35,959,963)
Class B
Shares sold	314,013	1,693,698	$ 5,428,808	$ 32,479,422
Reinvestment of distributions	15,797	-	270,445	-
Shares redeemed	(1,485,580)	(3,326,341)	(25,095,696)	(61,510,110)
Net increase (decrease)	(1,155,770)	(1,632,643)	$ (19,396,443)	$ (29,030,688)
Class C
Shares sold	195,135	1,025,625	$ 3,365,757	$ 19,483,057
Reinvestment of distributions	7,556	-	129,274	-
Shares redeemed	(929,905)	(2,294,067)	(15,709,353)	(42,780,187)
Net increase (decrease)	(727,214)	(1,268,442)	$ (12,214,322)	$ (23,297,130)
Institutional Class
Shares sold	44,282	368,886	$ 783,538	$ 7,257,261
Reinvestment of distributions	3,152	5,884	55,316	110,481
Shares redeemed	(141,065)	(395,694)	(2,480,788)	(7,669,281)
Net increase (decrease)	(93,631)	(20,924)	$ (1,641,934)	$ (301,539)

Semiannual Report

Advisor Health Care Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL A	-0.12%	-15.57%	26.96%	94.12%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	-5.86%	-20.42%	19.66%	82.96%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Health Care	-0.95%	-18.82%	27.60%	104.58%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL A	-15.57%	4.89%	10.90%
Fidelity Adv Health Care - CL A (incl. 5.75% sales charge)	-20.42%	3.65%	9.88%
S&P 500	-23.02%	-1.33%	5.81%
GS Health Care	-18.82%	5.00%	11.81%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Semiannual Report

Advisor Health Care Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL T	-0.18%	-15.73%	25.43%	91.02%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	-3.68%	-18.68%	21.04%	84.33%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Health Care	-0.95%	-18.82%	27.60%	104.58%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL T	-15.73%	4.64%	10.62%
Fidelity Adv Health Care - CL T (incl. 3.50% sales charge)	-18.68%	3.89%	10.00%
S&P 500	-23.02%	-1.33%	5.81%
GS Health Care	-18.82%	5.00%	11.81%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Semiannual Report

Advisor Health Care Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL B	-0.44%	-16.14%	22.32%	85.03%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	-5.42%	-20.34%	20.32%	85.03%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Health Care	-0.95%	-18.82%	27.60%	104.58%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL B	-16.14%	4.11%	10.07%
Fidelity Adv Health Care - CL B (incl. contingent deferred sales charge)	-20.34%	3.77%	10.07%
S&P 500	-23.02%	-1.33%	5.81%
GS Health Care	-18.82%	5.00%	11.81%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Health Care Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL C	-0.44%	-16.14%	22.26%	85.03%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	-1.44%	-16.97%	22.26%	85.03%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Health Care	-0.95%	-18.82%	27.60%	104.58%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - CL C	-16.14%	4.10%	10.07%
Fidelity Adv Health Care - CL C (incl. contingent deferred sales charge)	-16.97%	4.10%	10.07%
S&P 500	-23.02%	-1.33%	5.81%
GS Health Care	-18.82%	5.00%	11.81%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Semiannual Report

Advisor Health Care Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steven Calhoun, Portfolio Manager of Fidelity Advisor Health Care Fund

Q. How did the fund perform, Steve?

A. For the six months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -0.12%, -0.18%, -0.44% and -0.44%, respectively. During the same period, the Goldman Sachs Health Care Index - an index of 117 stocks designed to measure the performance of companies in the health care sector - dropped 0.95%, while the Standard & Poor's 500 Index fell 5.27%. For the one-year period ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -15.57%, -15.73%, -16.14% and -16.14%, respectively, while the Goldman Sachs index dropped 18.82% and the S&P 500 lost 23.02%.

Q. What helped the fund beat its indexes during the past six months?

A. The primary reason for the fund's outperformance of the Goldman Sachs index was its overweighted position in the health care equipment industry, which did particularly well during the period. The fund outperformed the broader market, as represented by the S&P 500, because health care - despite some areas of weakness - did comparatively well in this stock market downturn.

Q. Why did health care equipment stocks fare so well?

A. As I mentioned in my report to shareholders six months ago, two broad trends are driving this market. The first is drug-coated stents, which proved to be effective in lowering restenosis (reblockage of arteries) rates and risk of infection after surgery, and are expected to receive approval for use and sale in the U.S. sometime in March 2003. Johnson & Johnson is expected to be first to market with the new stents. The company's first-mover advantage - it's anticipated to be nine to 12 months ahead of its competitors - along with its reasonable valuation and good growth prospects continued to make it an attractive investment. Boston Scientific - the fund's top contributor during the period - also saw its stock rise in anticipation of its own drug-coated stent product launch, which is expected in early 2004.

Q. What was the second trend you referred to?

A. The second trend involves ICDs - Implantable Cardioverter Defibrillaters - which are designed to control abnormal heart rhythms and, if needed, shock a too-rapid rhythm back to normal and prevent a heart attack. The MADIT II trial, which found that ICDs dramatically lowered heart attack risk and that the number of patients requiring ICD implants had increased exponentially, boosted sales growth estimates for the devices. The stocks of both St. Jude Medical and Medtronic rose on those expectations. In addition to that positive news for the health care equipment industry, there has been a relatively new development in the CRM - cardiac rhythm management - market. This involves the recent introduction of heart failure, or resynchronization, devices designed to reduce the number of fatal heart attacks.

Q. What was your approach to other industries within the health care group?

A. I've selectively added to my positions in pharmaceuticals during the past few months. While still underweighted relative to the Goldman Sachs index at period end, I've closed the gap somewhat. I've focused on finding companies with attractive valuations that have good product pipelines for the next couple of years. Merck, which did well during the period, is a prime example of that strategy paying off. Abbott Laboratories and Schering-Plough, although detractors during the period, each recently received approval for new drug launches that I thought could positively affect their earnings. Elsewhere, I've reduced my holdings in the health care providers and services area, as the industry's performance declined due to questions surrounding budget tightening. Hospital stock Tenet Healthcare was a big detractor from performance. However, I continued to own the stock, and in fact added to the position because I believed the worst of the bad news about reimbursement difficulties was behind it. Hospital company HCA also was a detractor as its value declined on Tenet's negative news.

Q. What was your strategy with the biotechnology industry?

A. Positive stock selection and an underweighted position in the troubled biotech group added modestly to performance. While I remained cautious on biotech due to expensive valuations and unfavorable performance, I continued to look for opportunities. MedImmune is one example. Although the stock fared poorly during the period, I continued to own it because the company received positive news about its recently developed influenza vaccine, FluMist, and has been actively pursuing Food and Drug Administration approval to bring the first and only vaccine of its kind to market.

Q. What's your outlook, Steve?

A. I'm cautiously optimistic. I believe the strong product pipeline within the health care equipment area could continue to help keep the health care industry a relatively safe haven during a time of turbulent stock market activity. However, I will not rely merely on that expectation and will continue to focus on stock selection, looking for companies within the health care arena that have strong earnings growth potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $822 million

Manager: Steven Calhoun, since 2002; joined Fidelity in 1994

3

Semiannual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Johnson & Johnson	9.6
Merck & Co., Inc.	8.5
Pfizer, Inc.	7.2
Abbott Laboratories	7.2
Medtronic, Inc.	6.8
St. Jude Medical, Inc.	5.7
Eli Lilly & Co.	5.0
Schering-Plough Corp.	4.8
Wyeth	4.6
Boston Scientific Corp.	4.1
63.5
Top Industries as of January 31, 2003
% of fund's net assets
Pharmaceuticals	52.9%
Health Care Equipment & Supplies	27.7%
Health Care Providers & Services	11.2%
Biotechnology	5.6%
All Others*	2.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 5.6%
Biogen, Inc. (a)	102,400	$ 3,916,800
Geneprot, Inc. (d)	43,000	150,500
Genzyme Corp. - General Division (a)	260,600	8,414,774
Gilead Sciences, Inc. (a)	177,600	6,198,240
IDEC Pharmaceuticals Corp. (a)	165,780	5,319,880
MedImmune, Inc. (a)	598,830	17,839,146
Neurocrine Biosciences, Inc. (a)	95,500	4,141,835
TOTAL BIOTECHNOLOGY		45,981,175
HEALTH CARE EQUIPMENT & SUPPLIES - 27.7%
Alcon, Inc.	213,400	8,194,560
Baxter International, Inc.	1,017,600	28,675,968
Biomet, Inc.	450,475	12,586,722
Boston Scientific Corp. (a)	825,900	33,407,655
CTI Molecular Imaging, Inc.	333,600	8,787,358
Edwards Lifesciences Corp. (a)	78,900	2,012,739
Fisher Scientific International, Inc. (a)	27,900	806,310
Guidant Corp. (a)	261,100	8,778,182
Hillenbrand Industries, Inc.	86,800	4,439,820
Medtronic, Inc.	1,242,696	55,821,904
Novoste Corp. (c)	12,500	97,625
St. Jude Medical, Inc. (a)	1,073,800	46,785,466
Stryker Corp.	14,000	843,360
Varian Medical Systems, Inc. (a)	238,600	12,469,236
Zimmer Holdings, Inc. (a)	111,390	4,566,990
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		228,273,895
HEALTH CARE PROVIDERS & SERVICES - 11.2%
Accredo Health, Inc. (a)	134,850	5,058,224
AdvancePCS Class A (a)	192,200	5,585,332
AmerisourceBergen Corp.	434,100	25,264,620
Anthem, Inc. (a)	67,197	4,171,590
HCA, Inc.	381,600	16,309,584
Tenet Healthcare Corp. (a)	480,200	8,638,798
UnitedHealth Group, Inc.	310,350	27,279,765
TOTAL HEALTH CARE PROVIDERS & SERVICES		92,307,913
PHARMACEUTICALS - 52.9%
Abbott Laboratories	1,547,600	58,994,512
Barr Laboratories, Inc. (a)	55,200	4,363,560
Eli Lilly & Co.	675,400	40,686,096
Forest Laboratories, Inc. (a)	156,700	8,109,225
Johnson & Johnson	1,479,062	79,292,512
Merck & Co., Inc.	1,261,100	69,852,329
Pfizer, Inc.	1,961,400	59,548,104
Pharmacia Corp.	783,300	32,718,441
Schering-Plough Corp.	2,187,100	39,608,381

	Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,700	$ 4,135,680
Wyeth	968,720	37,809,142
TOTAL PHARMACEUTICALS		435,117,982
TOTAL COMMON STOCKS (Cost $740,978,695)		801,680,965
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.39% (b)	380,351	380,351
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	11,435,100	11,435,100
TOTAL MONEY MARKET FUNDS (Cost $11,815,451)		11,815,451
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $752,794,146)		813,496,416
NET OTHER ASSETS - 1.1%		9,427,062
NET ASSETS - 100%		$ 822,923,478
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $97,625 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $491,109,562 and $561,031,431, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,127 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $78,668,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $25,881,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,349,476) (cost $752,794,146) - See accompanying schedule		$ 813,496,416
Receivable for investments sold		30,743,506
Receivable for fund shares sold		457,195
Dividends receivable		865,539
Interest receivable		12,263
Redemption fees receivable		202
Other receivables		5,693
Total assets		845,580,814
Liabilities
Payable for investments purchased	$ 6,059,269
Payable for fund shares redeemed	4,114,469
Accrued management fee	413,026
Distribution fees payable	517,648
Other payables and accrued expenses	117,824
Collateral on securities loaned, at value	11,435,100
Total liabilities		22,657,336
Net Assets		$ 822,923,478
Net Assets consist of:
Paid in capital		$ 950,454,731
Accumulated net investment loss		(1,459,154)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,774,369)
Net unrealized appreciation (depreciation) on investments		60,702,270
Net Assets		$ 822,923,478
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($97,103,106 ÷ 5,889,161 shares)		$ 16.49

Maximum offering price per share (100/94.25 of $16.49)		$ 17.50
Class T: Net Asset Value and redemption price per share ($250,381,328 ÷ 15,382,986 shares)		$ 16.28

Maximum offering price per share (100/96.50 of $16.28)		$ 16.87
Class B: Net Asset Value and offering price per share ($305,139,414 ÷ 19,326,462 shares)A		$ 15.79

Class C: Net Asset Value and offering price per share ($147,683,891 ÷ 9,345,998 shares)A		$ 15.80

Institutional: Net Asset Value, offering price and redemption price per share ($22,615,739 ÷ 1,353,681 shares)		$ 16.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 5,800,900
Interest		170,838
Security lending		26,629
Total income		5,998,367

Expenses
Management fee	$ 2,545,595
Transfer agent fees	1,908,706
Distribution fees	3,235,130
Accounting and security lending fees	122,772
Non-interested trustees' compensation	1,696
Custodian fees and expenses	10,568
Registration fees	11,629
Audit	11,580
Legal	4,996
Miscellaneous	14,332
Total expenses before reductions	7,867,004
Expense reductions	(409,483)	7,457,521
Net investment income (loss)		(1,459,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(60,458,323)
Foreign currency transactions	(7,993)
Total net realized gain (loss)		(60,466,316)
Change in net unrealized appreciation (depreciation) on: Investment securities	58,851,556
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		58,851,535
Net gain (loss)		(1,614,781)
Net increase (decrease) in net assets resulting from operations		$ (3,073,935)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,459,154)	$ (7,853,782)
Net realized gain (loss)	(60,466,316)	(63,763,508)
Change in net unrealized appreciation (depreciation)	58,851,535	(172,425,294)
Net increase (decrease) in net assets resulting from operations	(3,073,935)	(244,042,584)
Share transactions - net increase (decrease)	(82,418,216)	(99,168,836)
Redemption fees	25,160	110,376
Total increase (decrease) in net assets	(85,466,991)	(343,101,044)

Net Assets
Beginning of period	908,390,469	1,251,491,513
End of period (including accumulated net investment loss of $1,459,154 and $0, respectively)	$ 822,923,478	$ 908,390,469

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	.01	.01	-	(.03)
Net realized and unrealized gain (loss)	(.03)	(3.86)	(.50)	3.89	2.20	3.50
Total from investment operations	(.02)	(3.90)	(.49)	3.90	2.20	3.47
Distributions from net realized gain	-	-	(1.12)	(.41)	(.39)	(.88)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.49	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Total Return B, C, D	(.12)%	(19.11)%	(2.50)%	21.44%	13.80%	26.47%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.29%	1.19%	1.20%	1.23%	1.38%
Expenses net of voluntary waivers, if any	1.37% A	1.29%	1.19%	1.20%	1.23%	1.38%
Expenses net of all reductions	1.28% A	1.24%	1.17%	1.18%	1.21%	1.36%
Net investment income (loss)	.10% A	(.23)%	.05%	.07%	.01%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,103	$ 103,292	$ 136,304	$ 108,248	$ 66,142	$ 20,902
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.04)	(.03)	(.04)	(.05)
Net realized and unrealized gain (loss)	(.02)	(3.82)	(.49)	3.86	2.19	3.47
Total from investment operations	(.03)	(3.91)	(.53)	3.83	2.15	3.42
Distributions from net realized gain	-	-	(1.12)	(.37)	(.37)	(.87)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.28	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Total Return B, C, D	(.18)%	(19.34)%	(2.71)%	21.16%	13.54%	26.17%
Ratios to Average Net Assets F
Expenses before expense reductions	1.61% A	1.52%	1.43%	1.42%	1.46%	1.54%
Expenses net of voluntary waivers, if any	1.61% A	1.52%	1.43%	1.42%	1.46%	1.54%
Expenses net of all reductions	1.52% A	1.47%	1.41%	1.40%	1.43%	1.52%
Net investment income (loss)	(.14)% A	(.46)%	(.18)%	(.15)%	(.21)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,381	$ 274,243	$ 383,643	$ 361,351	$ 248,442	$ 124,652
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Income from Investment Operations
Net investment income (loss) E	(.05)	(.18)	(.14)	(.13)	(.13)	(.14)
Net realized and unrealized gain (loss)	(.02)	(3.72)	(.48)	3.80	2.17	3.45
Total from investment operations	(.07)	(3.90)	(.62)	3.67	2.04	3.31
Distributions from net realized gain	-	-	(1.12)	(.34)	(.36)	(.86)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 15.79	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Total Return B, C, D	(.44)%	(19.74)%	(3.20)%	20.53%	12.96%	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.08% A	2.02%	1.95%	1.94%	1.98%	2.13%
Expenses net of voluntary waivers, if any	2.08% A	2.02%	1.95%	1.94%	1.98%	2.13%
Expenses net of all reductions	1.99% A	1.98%	1.93%	1.93%	1.96%	2.12%
Net investment income (loss)	(.61)% A	(.97)%	(.70)%	(.68)%	(.73)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,139	$ 334,056	$ 456,851	$ 366,413	$ 225,441	$ 57,074
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.17)	(.14)	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	(.03)	(3.72)	(.48)	3.80	2.17	3.39
Total from investment operations	(.07)	(3.89)	(.62)	3.68	2.05	3.27
Distributions from net realized gain	-	-	(1.12)	(.36)	(.38)	(.63)
Redemption fees added to paid in capital E	-	-	-	.01	.01	-
Net asset value, end of period	$ 15.80	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Total Return B, C, D	(.44)%	(19.69)%	(3.20)%	20.59%	13.04%	24.84%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A	1.97%	1.91%	1.91%	1.95%	2.18% A
Expenses net of voluntary waivers, if any	2.02% A	1.97%	1.91%	1.91%	1.95%	2.18% A
Expenses net of all reductions	1.93% A	1.93%	1.89%	1.89%	1.92%	2.17% A
Net investment income (loss)	(.55)% A	(.92)%	(.66)%	(.64)%	(.70)%	(1.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,684	$ 160,877	$ 229,494	$ 183,264	$ 109,372	$ 19,154
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Income from Investment Operations
Net investment income (loss) D	.04	.02	.07	.07	.05	.03
Net realized and unrealized gain (loss)	(.03)	(3.90)	(.50)	3.90	2.21	3.47
Total from investment operations	.01	(3.88)	(.43)	3.97	2.26	3.50
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.12)	(.41)	(.41)	(.90)
Total Distributions	-	-	(1.12)	(.44)	(.41)	(.90)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.71	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Total Return B, C	.06%	(18.85)%	(2.21)%	21.77%	14.17%	26.70%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02% A	.95%	.91%	.93%	.97%	1.07%
Expenses net of voluntary waivers, if any	1.02% A	.95%	.91%	.93%	.97%	1.07%
Expenses net of all reductions	.93% A	.90%	.89%	.92%	.95%	1.04%
Net investment income (loss)	.45% A	.11%	.33%	.33%	.28%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,616	$ 35,923	$ 45,200	$ 40,320	$ 33,540	$ 10,424
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 91,746,366	|
Unrealized depreciation	(57,977,227)
Net unrealized appreciation (depreciation)	$ 33,769,139
Cost for federal income tax purposes	$ 779,727,277

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 146,045	$ -	$ 19,731
Class T	.29%	.25%	711,968	-	53,986
Class B	.75%	.25%	1,607,401	1,205,551	-
Class C	.75%	.25%	769,716	74,592	-
			$ 3,235,130	$ 1,280,143	$ 73,717

Health Care

4. Fees and Other Transactions with Affiliates (Unaudited) - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 59,394	$ 17,576
Class T	86,760	17,401
Class B*	669,124	669,124
Class C*	10,089	10,089
	$ 825,367	$ 714,190

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 230,222	.46*
Class T	583,954	.44*
Class B	728,162	.45*
Class C	306,267	.40*
Institutional Class	60,101	.40*
	$ 1,908,706

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $170,519 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 335,766
Class A	19,731	-
Class T	53,986	-
	$ 73,717	$ 335,766

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	451,339	1,803,778	$ 7,518,612	$ 34,895,741
Shares redeemed	(819,573)	(2,224,418)	(13,497,149)	(41,517,353)
Net increase (decrease)	(368,234)	(420,640)	$ (5,978,537)	$ (6,621,612)
Class T
Shares sold	958,731	3,546,811	$ 15,733,601	$ 67,960,812
Shares redeemed	(2,385,955)	(5,711,512)	(38,918,538)	(104,123,285)
Net increase (decrease)	(1,427,224)	(2,164,701)	$ (23,184,937)	$ (36,162,473)
Class B
Shares sold	743,300	3,374,262	$ 11,892,401	$ 63,623,658
Shares redeemed	(2,476,734)	(5,437,068)	(39,185,527)	(95,577,303)
Net increase (decrease)	(1,733,434)	(2,062,806)	$ (27,293,126)	$ (31,953,645)
Class C
Shares sold	577,470	1,741,205	$ 9,245,441	$ 32,664,595
Shares redeemed	(1,368,125)	(3,219,274)	(21,672,475)	(57,077,533)
Net increase (decrease)	(790,655)	(1,478,069)	$ (12,427,034)	$ (24,412,938)
Institutional Class
Shares sold	110,926	929,459	$ 1,863,164	$ 18,501,044
Shares redeemed	(908,582)	(974,771)	(15,397,746)	(18,519,212)
Net increase (decrease)	(797,656)	(45,312)	$ (13,534,582)	$ (18,168)

Health Care

Advisor Natural Resources Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A's 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class's average net assets may be used to promote the sale of class shares. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL A	-2.13%	-12.27%	12.61%	137.95%
Fidelity Adv Natural Resources - CL A (incl. 5.75% sales charge)	-7.76%	-17.31%	6.13%	124.27%
S&P 500	-5.27%	-23.02%	-6.48%	135.93%
GS Natural Resources	-3.85%	-13.22%	-3.60%	n/a*

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL A	-12.27%	2.40%	9.06%
Fidelity Adv Natural Resources - CL A (incl. 5.75% sales charge)	-17.31%	1.20%	8.41%
S&P 500	-23.02%	-1.33%	8.96%
GS Natural Resources	-13.22%	-0.73%	n/a*

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class A on January 31, 1993, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Natural Resources Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL T	-2.24%	-12.44%	11.58%	136.11%
Fidelity Adv Natural Resources - CL T (incl. 3.50% sales charge)	-5.66%	-15.50%	7.68%	127.85%
S&P 500	-5.27%	-23.02%	-6.48%	135.93%
GS Natural Resources	-3.85%	-13.22%	-3.60%	n/a*

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL T	-12.44%	2.22%	8.97%
Fidelity Adv Natural Resources - CL T (incl. 3.50% sales charge)	-15.50%	1.49%	8.58%
S&P 500	-23.02%	-1.33%	8.96%
GS Natural Resources	-13.22%	-0.73%	n/a*

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class T on January 31, 1993, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Natural Resources Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL B	-2.55%	-12.94%	8.56%	126.07%
Fidelity Adv Natural Resources - CL B (incl. contingent deferred sales charge)	-7.42%	-17.29%	6.62%	126.07%
S&P 500	-5.27%	-23.02%	-6.48%	135.93%
GS Natural Resources	-3.85%	-13.22%	-3.60%	n/a*

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL B	-12.94%	1.66%	8.50%
Fidelity Adv Natural Resources - CL B (incl. contingent deferred sales charge)	-17.29%	1.29%	8.50%
S&P 500	-23.02%	-1.33%	8.96%
GS Natural Resources	-13.22%	-0.73%	n/a*

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class B on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Natural Resources Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL C	-2.44%	-12.84%	8.48%	125.88%
Fidelity Adv Natural Resources - CL C (incl. con- tingent deferred sales charge)	-3.41%	-13.72%	8.48%	125.88%
S&P 500	-5.27%	-23.02%	-6.48%	135.93%
GS Natural Resources	-3.85%	-13.22%	-3.60%	n/a*

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural Resources - CL C	-12.84%	1.64%	8.49%
Fidelity Adv Natural Resources - CL C (incl. contingent deferred sales charge)	-13.72%	1.64%	8.49%
S&P 500	-23.02%	-1.33%	8.96%
GS Natural Resources	-13.22%	-0.73%	n/a*

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class C on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Natural Resources Fund

Fund Talk: The Managers' Overview

(automated graphic)   (automated graphic)

Note to shareholders: The following is an interview with John Porter, who managed Fidelity Advisor Natural Resources Fund for most of the period covered by this report, with additional comments from Pratima Abichandani, who became manager of the fund on January 1, 2003.

Q. How did the fund perform, John?

J.P. It posted a loss but did well on a relative basis. For the six months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -2.13%, -2.24%, -2.55% and -2.44%, respectively. During the same period, the Goldman Sachs Natural Resources Index - an index of 115 stocks designed to measure the performance of companies in the natural resources sector - returned -3.85%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -12.27%, -12.44%, -12.94% and -12.84%, respectively, which compared favorably with the -13.22% return of the Goldman Sachs Index and the -23.02% result for the S&P 500.

Q. Why did the fund outperform its two indexes during the six-month period?

J.P. The natural resources sector - whose components are mostly energy companies - was once again a relatively safe place to be as energy stocks declined less on average than stocks in most other sectors, giving the fund an edge over the S&P 500. Compared with the Goldman Sachs index, my stock selection in the integrated energy segment had a positive impact on performance, as did underweighting the group. Additionally, overweighting drillers and other energy services stocks helped our relative performance, though not as much as I expected. With rising energy prices - crude oil trended irregularly higher throughout the period and ended it well above $30 per barrel - stronger cash flows for exploration and production companies would normally stimulate a new cycle of capital spending, directly benefiting energy services companies. Cash flows did improve, but there was more caution on the capital spending front than I anticipated - perhaps because of uncertainty about developments in Iraq and the Venezuelan labor strike.

Q. Which stocks helped the fund's performance?

J.P. The top three positive contributors in absolute terms were gold mining stocks - Newmont Mining, Freeport-McMoRan Copper and Gold, and Goldcorp. A bullish supply and demand backdrop, weakness in the U.S. dollar and the imminent prospect of war with Iraq prompted gold's price to soar to the $370-per-ounce level by the end of the period, the highest it's been since late 1996. Nabors Industries, Baker Hughes and Cooper Cameron are energy services companies that benefited from the prospects for increased exploration activity. Underweighting integrated energy stocks BP and Royal Dutch Petroleum also helped the fund's results. Both stocks were hurt by Standard & Poor's decision to remove all foreign companies from the S&P 500.

Q. Which stocks detracted from performance?

J.P. The fund's largest holding, ChevronTexaco, was its largest detractor in absolute terms, while another integrated energy company that recently completed a merger, ConocoPhillips, did the most damage to our returns compared with the Goldman Sachs index. I thought that both companies offered potentially attractive synergies and more compelling valuations than other stocks in the integrated energy group. Our relative returns also suffered because of underweighting two mining stocks in the index that did well - gold mine Placer Dome and nickel producer Inco. An underweighted position in energy services giant Halliburton also hurt us. In retrospect, I probably overestimated the negative impact of asbestos litigation, which drove the stock sharply lower in 2001. In December 2002, Halliburton announced an agreement in principle with plaintiffs that could lead to a settlement of all asbestos claims against the company.

Q. Turning to you, Pratima, what's your outlook?

P.A. Investors' concerns about the strike in Venezuela and the possibility of war with Iraq have added a premium to crude oil prices above what would be justified by normal supply and demand considerations. I will be watching these two developments very carefully going forward. The other salient fact about the energy markets currently is the apparent decoupling of commodity prices from trends in capital spending by the exploration and production companies. Together with Fidelity's energy analysts, I will continue to monitor the situation and try to determine if we are just experiencing an unusually long lag between higher prices and a new cycle of capital spending, or whether there has been some fundamental change in the relationship between these two factors.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 29, 1987

Size: as of January 31, 2003, more than
$255 million

Manager: Pratima Abichandani, since January 2003; joined Fidelity in 1994

3

Semiannual Report

Advisor Natural Resouces Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
ChevronTexaco Corp.	8.0
ConocoPhillips	7.3
BP PLC sponsored ADR	6.0
Royal Dutch Petroleum Co. (NY Shares)	4.5
Exxon Mobil Corp.	3.9
Newmont Mining Corp. Holding Co.	3.8
Schlumberger Ltd. (NY Shares)	3.7
Occidental Petroleum Corp.	2.9
Alcoa, Inc.	2.7
Weatherford International Ltd.	2.5
45.3
Top Industries as of January 31, 2003
% of fund's net assets
Oil & Gas	52.1%
Energy Equipment & Services	24.5%
Metals & Mining	12.3%
Paper & Forest Products	4.5%
Containers & Packaging	1.5%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 1.5%
Packaging Corp. of America (a)	67,400	$ 1,130,298
Smurfit-Stone Container Corp. (a)	184,087	2,599,308
TOTAL CONTAINERS & PACKAGING		3,729,606
ENERGY EQUIPMENT & SERVICES - 24.5%
Baker Hughes, Inc.	157,850	4,776,541
BJ Services Co. (a)	81,000	2,476,170
Cal Dive International, Inc. (a)	13,700	291,947
Cooper Cameron Corp. (a)	17,600	853,072
Diamond Offshore Drilling, Inc.	50,800	1,083,056
ENSCO International, Inc.	158,700	4,275,378
Global Industries Ltd. (a)	69,000	255,300
GlobalSantaFe Corp.	138,066	3,000,174
Grant Prideco, Inc. (a)	184,400	1,963,860
Grey Wolf, Inc. (a)	237,200	913,220
Halliburton Co.	78,300	1,468,908
Helmerich & Payne, Inc.	9,000	224,910
Nabors Industries Ltd. (a)	80,300	2,959,055
National-Oilwell, Inc. (a)	92,300	1,885,689
Noble Corp. (a)	146,000	5,004,880
Oceaneering International, Inc. (a)	10,800	250,020
Precision Drilling Corp. (a)	29,000	982,486
Pride International, Inc. (a)	97,500	1,365,000
Rowan Companies, Inc.	111,500	2,300,245
Schlumberger Ltd. (NY Shares)	248,700	9,375,990
Smith International, Inc. (a)	167,000	5,317,280
Tidewater, Inc.	37,300	1,085,430
Transocean, Inc.	109,979	2,504,222
Varco International, Inc. (a)	68,600	1,160,026
W-H Energy Services, Inc. (a)	17,450	270,475
Weatherford International Ltd. (a)	171,600	6,376,656
TOTAL ENERGY EQUIPMENT & SERVICES		62,419,990
GAS UTILITIES - 1.0%
Kinder Morgan Management LLC	14,679	468,994
Kinder Morgan, Inc.	47,900	2,160,769
TOTAL GAS UTILITIES		2,629,763
METALS & MINING - 12.3%
Alcan, Inc.	131,200	3,720,610
Alcoa, Inc.	350,400	6,927,408
Arch Coal, Inc.	21,300	367,638
Barrick Gold Corp.	211,400	3,487,211

	Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	187,097	$ 3,511,811
Goldcorp, Inc.	200,900	2,488,805
Newmont Mining Corp. Holding Co.	338,300	9,793,785
Phelps Dodge Corp. (a)	30,200	1,043,410
TOTAL METALS & MINING		31,340,678
OIL & GAS - 52.1%
Anadarko Petroleum Corp.	44,800	2,065,728
Apache Corp.	70,400	4,393,664
BP PLC sponsored ADR	390,048	15,215,772
Burlington Resources, Inc.	98,300	4,335,030
Chesapeake Energy Corp.	64,600	523,260
ChevronTexaco Corp.	317,518	20,448,158
CNOOC Ltd. sponsored ADR	26,700	691,797
ConocoPhillips	384,699	18,538,645
Devon Energy Corp.	92,300	4,181,190
EnCana Corp.	200,532	6,299,573
ENI Spa sponsored ADR	8,200	622,790
EOG Resources, Inc.	83,200	3,224,832
Exxon Mobil Corp.	292,160	9,977,264
Kerr-McGee Corp.	21,700	906,409
Murphy Oil Corp.	36,200	1,527,640
Occidental Petroleum Corp.	257,400	7,518,654
Ocean Energy, Inc.	80,800	1,513,384
Petro-Canada	116,800	3,914,827
Pioneer Natural Resources Co. (a)	39,600	961,488
Pogo Producing Co.	40,100	1,423,550
Premcor, Inc.	67,700	1,418,315
Royal Dutch Petroleum Co. (NY Shares)	272,700	11,423,403
Sunoco, Inc.	43,400	1,359,288
Talisman Energy, Inc.	92,800	3,514,763
Tom Brown, Inc. (a)	15,700	392,186
TotalFinaElf SA sponsored ADR	18,400	1,249,544
Valero Energy Corp.	121,600	4,181,824
XTO Energy, Inc.	51,800	1,260,812
TOTAL OIL & GAS		133,083,790
PAPER & FOREST PRODUCTS - 4.5%
Bowater, Inc.	28,300	1,150,395
International Paper Co.	160,500	5,729,850
MeadWestvaco Corp.	73,337	1,763,755
Slocan Forest Products Ltd. (a)	97,000	521,464
TimberWest Forest Corp. unit	34,900	274,090
Weyerhaeuser Co.	45,600	2,191,080
TOTAL PAPER & FOREST PRODUCTS		11,630,634
TOTAL COMMON STOCKS (Cost $250,369,646)		244,834,461
Money Market Funds - 5.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.39% (b)	11,983,454	$ 11,983,454
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	2,301,500	2,301,500
TOTAL MONEY MARKET FUNDS (Cost $14,284,954)	14,284,954
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $264,654,600)	259,119,415
NET OTHER ASSETS - (1.5)%	(3,896,734)
NET ASSETS - 100%	$ 255,222,681
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $59,034,846 and $81,083,672, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,574 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.6%
Canada	10.0
United Kingdom	6.0
Netherlands	4.5
Netherlands Antilles	3.7
Cayman Islands	3.2
Others (individually less than 1%)	1.0
100.0%
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $15,940,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $8,582,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Natural Resources

See accompanying notes which are an integral part of the financial statements.

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,262,820) (cost $264,654,600) - See accompanying schedule		$ 259,119,415
Receivable for investments sold		6,250,142
Receivable for fund shares sold		252,062
Dividends receivable		68,093
Interest receivable		12,204
Redemption fees receivable		8
Other receivables		948
Total assets		265,702,872
Liabilities
Payable for investments purchased	$ 7,160,800
Payable for fund shares redeemed	657,274
Accrued management fee	126,648
Distribution fees payable	132,677
Other payables and accrued expenses	101,292
Collateral on securities loaned, at value	2,301,500
Total liabilities		10,480,191
Net Assets		$ 255,222,681
Net Assets consist of:
Paid in capital		$ 299,192,095
Distributions in excess of net investment income		(329,718)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,120,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,519,504)
Net Assets		$ 255,222,681
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,980,884 ÷ 1,161,490 shares)		$ 19.79
Maximum offering price per share (100/94.25 of $19.79)		$ 21.00
Class T: Net Asset Value and redemption price per share ($155,463,072 ÷ 7,738,066 shares)		$ 20.09
Maximum offering price per share (100/96.50 of $20.09)		$ 20.82
Class B: Net Asset Value and offering price per share ($50,353,059 ÷ 2,580,233 shares) A		$ 19.51
Class C: Net Asset Value and offering price per share ($22,370,968 ÷ 1,140,990 shares) A		$ 19.61
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,054,698 ÷ 201,845 shares)		$ 20.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)
Investment Income
Dividends		$ 2,180,834
Interest		114,123
Security lending		16,018
Total income		2,310,975
Expenses
Management fee	$ 783,473
Transfer agent fees	484,960
Distribution fees	841,577
Accounting and security lending fees	49,796
Non-interested trustees' compensation	531
Custodian fees and expenses	8,027
Registration fees	36,840
Audit	12,809
Legal	1,580
Miscellaneous	3,085
Total expenses before reductions	2,222,678
Expense reductions	(41,114)	2,181,564
Net investment income (loss)		129,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,623,438)
Foreign currency transactions	3,252
Total net realized gain (loss)		(11,620,186)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,791,242
Assets and liabilities in foreign currencies	15,587
Total change in net unrealized appreciation (depreciation)		4,806,829
Net gain (loss)		(6,813,357)
Net increase (decrease) in net assets resulting from operations		$ (6,683,946)
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,411	$ 1,157,210
Net realized gain (loss)	(11,620,186)	(23,809,660)
Change in net unrealized appreciation (depreciation)	4,806,829	(41,159,319)
Net increase (decrease) in net assets resulting from operations	(6,683,946)	(63,811,769)
Distributions to shareholders from net investment income	(648,433)	(1,280,685)
Distributions to shareholders from net realized gain	-	(24,564,112)
Total distributions	(648,433)	(25,844,797)
Share transactions - net increase (decrease)	(21,912,174)	(20,737,801)
Redemption fees	8,884	38,784
Total increase (decrease) in net assets	(29,235,669)	(110,355,583)
Net Assets
Beginning of period	284,458,350	394,813,933
End of period (including distributions in excess of net investment income of $329,718 and undistributed net investment income of $189,304, respectively)	$ 255,222,681	$ 284,458,350

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94	$ 26.16
Income from Investment Operations
Net investment income (loss)E	.04	.15	.19	.10	.07	.06
Net realized and unrealized gain (loss)	(.47)	(4.36)	2.34	2.06	3.71	(3.33)
Total from investment operations	(.43)	(4.21)	2.53	2.16	3.78	(3.27)
Distributions from net investment income	(.11)	(.18)	(.19)	(.08)	(.04)	-
Distributions from net realized gain	-	(1.70)	-	-	(.71)	(3.96)
Total distributions	(.11)	(1.88)	(.19)	(.08)	(.75)	(3.96)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.79	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Total ReturnB, C, D	(2.13)%	(16.92)%	10.56%	9.92%	21.48%	(14.61)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38%A	1.28%	1.23%	1.26%	1.28%	1.34%
Expenses net of voluntary waivers, if any	1.38%A	1.28%	1.23%	1.26%	1.28%	1.34%
Expenses net of all reductions	1.35%A	1.24%	1.18%	1.21%	1.23%	1.30%
Net investment income (loss)	.37%A	.64%	.69%	.43%	.38%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,981	$ 21,993	$ 21,849	$ 10,381	$ 7,801	$ 6,474
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11	$ 26.34
Income from Investment Operations
Net investment income (loss)E	.02	.11	.14	.06	.04	.02
Net realized and unrealized gain (loss)	(.48)	(4.42)	2.36	2.08	3.76	(3.34)
Total from investment operations	(.46)	(4.31)	2.50	2.14	3.80	(3.32)
Distributions from net investment income	(.06)	(.11)	(.13)	(.01)	(.01)	-
Distributions from net realized gain	-	(1.70)	-	-	(.70)	(3.92)
Total distributions	(.06)	(1.81)	(.13)	(.01)	(.71)	(3.92)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 20.09	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Total ReturnB, C, D	(2.24)%	(17.07)%	10.32%	9.69%	21.31%	(14.69)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.52%A	1.45%	1.41%	1.41%	1.45%	1.43%
Expenses net of voluntary waivers, if any	1.52%A	1.45%	1.41%	1.41%	1.45%	1.43%
Expenses net of all reductions	1.49%A	1.41%	1.37%	1.37%	1.40%	1.39%
Net investment income (loss)	.23%A	.47%	.51%	.27%	.20%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463	$ 174,670	$ 253,062	$ 245,995	$ 283,419	$ 342,347
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81	$ 25.99
Income from Investment Operations
Net investment income (loss)E	(.03)	(.02)	(.01)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	(.48)	(4.29)	2.31	2.04	3.68	(3.29)
Total from investment operations	(.51)	(4.31)	2.30	1.98	3.62	(3.38)
Distributions from net investment income	-	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	(1.70)	-	-	(.66)	(3.81)
Total distributions	-	(1.71)	(.04)	-	(.66)	(3.81)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.51	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Total ReturnB, C, D	(2.55)%	(17.51)%	9.72%	9.14%	20.57%	(15.12)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.09%A	2.00%	1.95%	1.96%	1.99%	1.98%
Expenses net of voluntary waivers, if any	2.09%A	2.00%	1.95%	1.96%	1.99%	1.98%
Expenses net of all reductions	2.06%A	1.95%	1.91%	1.92%	1.95%	1.94%
Net investment income (loss)	(.34)%A	(.07)%	(.03)%	(.28)%	(.34)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,353	$ 58,656	$ 83,243	$ 50,685	$ 47,792	$ 44,351
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)	-	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	(.46)	(4.32)	2.32	2.04	3.71	(4.15)
Total from investment operations	(.49)	(4.33)	2.32	1.99	3.66	(4.22)
Distributions from net investment income	-	(.02)	(.06)	(.04)	(.01)	-
Distributions from net realized gain	-	(1.70)	-	-	(.70)	(1.22)
Total distributions	-	(1.72)	(.06)	(.04)	(.71)	(1.22)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.61	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Total ReturnB, C, D	(2.44)%	(17.52)%	9.76%	9.15%	20.72%	(17.72)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.03%A	1.96%	1.92%	1.91%	1.94%	2.90%A
Expenses net of voluntary waivers, if any	2.03%A	1.96%	1.92%	1.91%	1.94%	2.50%A
Expenses net of all reductions	2.00%A	1.92%	1.87%	1.87%	1.89%	2.44%A
Net investment income (loss)	(.28)%A	(.03)%	-	(.23)%	(.28)%	(.48)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,371	$ 24,201	$ 29,699	$ 13,741	$ 8,761	$ 2,972
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15	$ 26.42
Income from Investment Operations
Net investment income (loss)D	.08	.23	.28	.19	.14	.13
Net realized and unrealized gain (loss)	(.48)	(4.43)	2.37	2.07	3.76	(3.35)
Total from investment operations	(.40)	(4.20)	2.65	2.26	3.90	(3.22)
Distributions from net investment income	(.18)	(.25)	(.27)	(.13)	(.07)	(.09)
Distributions from net realized gain	-	(1.70)	-	-	(.71)	(3.97)
Total distributions	(.18)	(1.95)	(.27)	(.13)	(.78)	(4.06)
Redemption fees added to paid in capitalD	-	-	.01	.02	.01	.01
Net asset value, end of period	$ 20.09	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Total ReturnB, C	(1.96)%	(16.64)%	10.90%	10.31%	21.95%	(14.29)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.98%A	.93%	.88%	.86%	.87%	.95%
Expenses net of voluntary waivers, if any	.98%A	.93%	.88%	.86%	.87%	.95%
Expenses net of all reductions	.95%A	.89%	.84%	.82%	.82%	.91%
Net investment income (loss)	.78%A	.99%	1.04%	.82%	.78%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,055	$ 4,938	$ 6,960	$ 3,470	$ 4,505	$ 3,922
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 15,635,835	|
Unrealized depreciation	(23,217,733)
Net unrealized appreciation (depreciation)	$ (7,581,898)
Cost for federal income tax purposes	$ 266,701,313

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 30,003	$ -	$ 2,106
Class T	.27%	.25%	428,594	1,248	17,864
Class B	.75%	.25%	268,711	201,533	-
Class C	.75%	.25%	114,269	23,737	-
			$ 841,577	$ 226,518	$ 19,970

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,552	$ 5,238
Class T	23,739	6,746
Class B*	136,882	136,882
Class C*	4,420	4,420
	$ 176,593	$ 153,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 49,469	.44*
Class T	272,824	.33*
Class B	114,162	.42*
Class C	41,532	.36*
Institutional Class	6,973	.31*
	$ 484,960

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $114,120 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 21,047	$ 97
Class A	2,106	-	-
Class T	17,864	-	-
	$ 19,970	$ 21,047	$ 97

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 122,747	$ 157,796
Class T	484,681	1,000,831
Class B	-	32,214
Class C	-	23,996
Institutional Class	41,005	65,848
Total	$ 648,433	$ 1,280,685
From net realized gain
Class A	$ -	$ 1,449,451
Class T	-	15,316,013
Class B	-	5,391,688
Class C	-	1,951,733
Institutional Class	-	455,227
Total	$ -	$ 24,564,112

Natural Resources

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	259,606	560,829	$ 5,190,267	$ 13,064,010
Reinvestment of distributions	5,188	55,891	105,441	1,323,257
Shares redeemed	(185,080)	(361,836)	(3,656,073)	(8,181,862)
Net increase (decrease)	79,714	254,884	$ 1,639,635	$ 6,205,405
Class T
Shares sold	281,088	1,135,494	$ 5,727,729	$ 26,879,653
Reinvestment of distributions	21,538	631,721	445,500	15,183,945
Shares redeemed	(1,040,471)	(2,758,987)	(20,948,370)	(64,823,707)
Net increase (decrease)	(737,845)	(991,772)	$ (14,775,141)	$ (22,760,109)
Class B
Shares sold	158,670	694,136	$ 3,153,243	$ 15,836,457
Reinvestment of distributions	-	189,750	-	4,451,383
Shares redeemed	(508,799)	(1,150,430)	(9,945,637)	(25,888,430)
Net increase (decrease)	(350,129)	(266,544)	$ (6,792,394)	$ (5,600,590)
Class C
Shares sold	103,398	458,851	$ 2,043,501	$ 10,523,070
Reinvestment of distributions	-	64,641	-	1,522,771
Shares redeemed	(166,191)	(455,506)	(3,281,600)	(10,199,915)
Net increase (decrease)	(62,793)	67,986	$ (1,238,099)	$ 1,845,926
Institutional Class
Shares sold	19,396	112,915	$ 391,915	$ 2,604,033
Reinvestment of distributions	1,446	15,096	29,777	362,437
Shares redeemed	(57,896)	(148,663)	(1,167,867)	(3,394,903)
Net increase (decrease)	(37,054)	(20,652)	$ (746,175)	$ (428,433)

Semiannual Report

Advisor Technology Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL A	-1.00%	-38.05%	-15.19%	23.44%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	-6.69%	-41.62%	-20.06%	16.34%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Technology	-1.69%	-40.74%	-20.18%	25.34%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL A	-38.05%	-3.24%	3.34%
Fidelity Adv Technology - CL A (incl. 5.75% sales charge)	-41.62%	-4.38%	2.39%
S&P 500	-23.02%	-1.33%	5.81%
GS Technology	-40.74%	-4.41%	3.58%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund- Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Technology Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL T	-0.91%	-38.08%	-16.04%	21.59%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	-4.38%	-40.25%	-18.98%	17.34%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Technology	-1.69%	-40.74%	-20.18%	25.34%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL T	-38.08%	-3.44%	3.10%
Fidelity Adv Technology - CL T (incl. 3.50% sales charge)	-40.25%	-4.12%	2.52%
S&P 500	-23.02%	-1.33%	5.81%
GS Technology	-40.74%	-4.41%	3.58%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Technology Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL B	-1.14%	-38.40%	-18.30%	17.74%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	-6.08%	-41.48%	-19.79%	17.74%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Technology	-1.69%	-40.74%	-20.18%	25.34%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL B	-38.40%	-3.96%	2.58%
Fidelity Adv Technology - CL B (incl. contingent deferred sales charge)	-41.48%	-4.32%	2.58%
S&P 500	-23.02%	-1.33%	5.81%
GS Technology	-40.74%	-4.41%	3.58%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Technology Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL C	-1.14%	-38.40%	-18.18%	17.88%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	-2.13%	-39.02%	-18.18%	17.88%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Technology	-1.69%	-40.74%	-20.18%	25.34%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - CL C	-38.40%	-3.93%	2.60%
Fidelity Adv Technology - CL C (incl. contingent deferred sales charge)	-39.02%	-3.93%	2.60%
S&P 500	-23.02%	-1.33%	5.81%
GS Technology	-40.74%	-4.41%	3.58%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Technology Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Sonu Kalra, Portfolio Manager of Fidelity Advisor Technology Fund

Q. How did the fund perform, Sonu?

A. It fell a little short of break-even but finished ahead of its benchmarks. For the six months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -1.00%, -0.91%, -1.14% and -1.14%, respectively. During the same period, the Goldman Sachs Technology Index, an index of 226 stocks designed to track the performance of companies in the technology sector, returned -1.69%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -38.05%, -38.08%, -38.40% and -38.40%, respectively, compared to a -40.74% return for the Goldman Sachs index and -23.02% for the S&P 500.

Q. Why did the fund beat its indexes during the six-month period?

A. After getting pummeled at the end of the third quarter of 2002 and the beginning of October, the technology sector advanced nicely from mid-October through November. Subsequently, the sector gave back some of its gains, but the rally enabled technology to finish ahead of most other sectors of the broader market, as represented by the S&P 500. Compared with the Goldman Sachs index, the fund was helped by a larger exposure to Internet portals, and by stock selection in the enterprise software and broadcasting/cable TV industries. On the down side, we were hurt by stock selection and an overweighting in semiconductors. Underweighting wireline telecommunications equipment and unfavorable stock picking in wireless telecom equipment also were negative factors.

Q. How was the fund positioned during the period?

A. I'd describe it as a barbell approach. On the one hand, the fund had substantial investments in companies that were taking market share and that I thought could do well virtually regardless of the economic environment. Examples of this kind of company included Microsoft, Dell Computer and Cisco Systems. At the other end of the barbell were companies that are more economically sensitive, a category that includes semiconductor manufacturers. Early in the period, many people thought that a recovery in information technology (IT) spending was imminent. Unfortunately, the projected spending recovery kept getting pushed out further on the calendar, and semiconductor manufacturers had to lower their earnings guidance during the period.

Q. Which stocks helped the fund's performance during the period?

A. Storage manufacturer EMC was the fund's top contributor on an absolute basis. In the fourth quarter, the company preannounced lower-than-expected results, and its share price sank down to an attractive level at around two times the cash on its balance sheet. The fund already owned some EMC, and I bought more in the fourth quarter - in time to benefit from the tech- and telecom-led rally that took place then. I liquidated the fund's EMC position near the end of the period for valuation reasons. Yahoo! also merits mention as a positive contributor by absolute and relative standards. The company beat estimates for its third- and fourth-quarter earnings, benefiting from improving online advertising sales and an increased focus on converting users to paid subscribers for services such as e-mail and auctions. Compared with the Goldman Sachs index, the fund benefited from not owning Electronic Data Systems, which plunged in September after announcing that third-quarter earnings would fall considerably short of previous expectations. Overweighting Microsoft, the fund's largest holding at period end, also helped our relative performance despite its negative impact on absolute returns. By switching to a subscription-based revenue model for its software, the company lessened its reliance on fluctuations in personal computer demand.

Q. Which stocks hurt performance?

A. On an absolute basis, the fund was hurt about equally by semiconductor manufacturers Micron Technology and Intel. However, whereas we underweighted Intel, which helped our results compared with the Goldman Sachs index, the fund's relative performance was hurt by its substantial overweighting in Micron Technology. Overweightings in chip makers Texas Instruments, National Semiconductor and Semtech also had a negative impact on our performance. Another detractor was wireless handset maker Motorola. Despite reporting strong fourth-quarter sales in its mobile phone division, investors were concerned about the company's lukewarm forecasts for 2003.

Q. What's your outlook, Sonu?

A. While IT spending fell in 2002, it is projected to be flat for 2003, so I am cautiously optimistic going forward. It will still be important to pick our spots until the supply/demand picture improves further. I will continue to stay in close touch with chief technology officers and chief information officers at the various companies I follow, as well as with third-party information sources - such as suppliers, competitors, salespeople, and so on. That's the best way to stay ahead of the curve on changes in demand.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than
$792 million

Manager: Sonu Kalra, since 2002; joined Fidelity in 1998

3

Semiannual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Microsoft Corp.	11.6
Cisco Systems, Inc.	7.5
Dell Computer Corp.	6.0
International Business Machines Corp.	5.7
Intel Corp.	5.6
Texas Instruments, Inc.	3.9
Oracle Corp.	3.7
Hewlett-Packard Co.	3.0
AOL Time Warner, Inc.	2.8
Broadcom Corp. Class A	2.0
51.8
Top Industries as of January 31, 2003
% of fund's net assets
Semiconductor Equipment & Products	27.4%
Software	24.7%
Computers & Peripherals	18.0%
Communications Equipment	11.5%
Media	5.0%
All Others*	13.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Ceridian Corp. (a)	313,600	$ 4,497,024
ChoicePoint, Inc. (a)	47,966	1,726,776
First Data Corp.	389,600	13,402,240
Paychex, Inc.	30,200	760,436
TOTAL COMMERCIAL SERVICES & SUPPLIES		20,386,476
COMMUNICATIONS EQUIPMENT - 11.5%
3Com Corp. (a)	647,100	2,737,233
Advanced Fibre Communication, Inc. (a)	99,600	1,682,244
Brocade Communications Systems, Inc. (a)	375,000	1,676,250
Cisco Systems, Inc. (a)	4,448,200	59,472,434
Corning, Inc. (a)	362,700	1,479,816
Emulex Corp. (a)	7,200	150,696
Enterasys Networks, Inc. (a)	450,900	771,039
Extreme Networks, Inc. (a)	255,200	1,043,768
Finisar Corp. (a)	331,100	430,430
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
McDATA Corp. Class A (a)	160,200	1,263,978
Motorola, Inc.	1,577,200	12,586,056
Nokia Corp. sponsored ADR	257,200	3,701,108
OZ Optics Ltd. unit (c)	68,000	1,003,000
QUALCOMM, Inc. (a)	86,300	3,250,058
Tellium, Inc. (a)	82,700	48,876
TOTAL COMMUNICATIONS EQUIPMENT		91,339,591
COMPUTERS & PERIPHERALS - 18.0%
Apple Computer, Inc. (a)	461,700	6,630,012
Compal Electronics, Inc.	1,378,000	1,620,242
Dell Computer Corp. (a)	2,006,600	47,877,476
Gateway, Inc. (a)	565,600	1,481,872
Hewlett-Packard Co.	1,362,877	23,727,689
Imation Corp. (a)	58,600	2,094,364
International Business Machines Corp.	575,500	45,021,365
Lexmark International, Inc. Class A (a)	55,300	3,347,862
Maxtor Corp. (a)	143,700	852,141
Network Appliance, Inc. (a)	144,200	1,558,802
Storage Technology Corp. (a)	56,900	1,257,490
Sun Microsystems, Inc. (a)	2,469,000	7,629,210
TOTAL COMPUTERS & PERIPHERALS		143,098,525
DISTRIBUTORS - 0.1%
Medion AG	24,400	882,476
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Qwest Communications International, Inc. (a)	514,400	2,325,088
TeraBeam Networks (c)	10,800	2,700
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,327,788

	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
Agilent Technologies, Inc. (a)	228,000	$ 3,757,440
Celestica, Inc. (sub. vtg.) (a)	83,700	962,638
Ingram Micro, Inc. Class A (a)	30,200	347,300
Photon Dynamics, Inc. (a)	43,900	593,528
Sanmina-SCI Corp. (a)	298,000	1,090,680
Vishay Intertechnology, Inc. (a)	638,700	6,597,771
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		13,349,357
INTERNET & CATALOG RETAIL - 0.3%
USA Interactive (a)	98,100	2,159,181
INTERNET SOFTWARE & SERVICES - 2.5%
EarthLink, Inc. (a)	71,000	377,010
Overture Services, Inc. (a)	232,100	5,391,683
VeriSign, Inc. (a)	176,300	1,454,475
Yahoo!, Inc. (a)	687,200	12,507,040
TOTAL INTERNET SOFTWARE & SERVICES		19,730,208
IT CONSULTING & SERVICES - 0.3%
Accenture Ltd. Class A (a)	56,300	931,765
ManTech International Corp. Class A	77,200	1,401,103
TOTAL IT CONSULTING & SERVICES		2,332,868
MEDIA - 5.0%
AOL Time Warner, Inc. (a)	1,913,000	22,305,580
Clear Channel Communications, Inc. (a)	183,700	7,362,696
Liberty Media Corp. Class A (a)	285,400	2,845,438
Viacom, Inc. Class B (non-vtg.) (a)	183,200	7,062,360
TOTAL MEDIA		39,576,074
OFFICE ELECTRONICS - 0.4%
IKON Office Solutions, Inc.	407,000	3,154,250
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 27.4%
Agere Systems, Inc.:
Class A (a)	4,831,300	8,551,401
Class B (a)	394,800	686,952
Altera Corp. (a)	420,100	4,612,698
Analog Devices, Inc. (a)	468,500	11,211,205
Applied Materials, Inc. (a)	613,500	7,343,595
ASML Holding NV (NY Shares) (a)	247,900	1,985,679
Broadcom Corp. Class A (a)	1,163,300	15,751,082
ChipPAC, Inc. Class A (a)	370,300	962,780
Conexant Systems, Inc. (a)	1,244,700	1,506,087
Cree, Inc. (a)	41,900	752,524
Fairchild Semiconductor International, Inc. Class A (a)	776,400	8,493,816
Infineon Technologies AG sponsored ADR (a)	202,900	1,414,213
Integrated Device Technology, Inc. (a)	288,500	2,149,325
Intel Corp.	2,820,900	44,175,294
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
Intersil Corp. Class A (a)	287,800	$ 4,173,100
KLA-Tencor Corp. (a)	226,300	7,386,432
LAM Research Corp. (a)	230,200	2,691,038
Linear Technology Corp.	64,800	1,693,224
Maxim Integrated Products, Inc.	34,200	1,065,330
Micrel, Inc. (a)	347,500	2,894,675
Micron Technology, Inc. (a)	1,474,100	12,102,361
National Semiconductor Corp. (a)	575,400	7,595,280
Novellus Systems, Inc. (a)	269,400	7,933,830
NVIDIA Corp. (a)	522,900	5,396,328
Samsung Electronics Co. Ltd.	24,700	6,153,890
Skyworks Solutions, Inc. (a)	97,800	680,688
STMicroelectronics NV (NY Shares)	269,000	4,938,840
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	843,500	5,651,450
Teradyne, Inc. (a)	223,700	2,324,243
Texas Instruments, Inc.	1,933,200	30,737,880
United Microelectronics Corp. sponsored ADR (a)	594,900	1,820,394
Varian Semiconductor Equipment Associates, Inc. (a)	70,700	1,833,958
Xilinx, Inc. (a)	38,700	765,873
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		217,435,465
SOFTWARE - 24.7%
Activision, Inc. (a)	55,500	807,525
Adobe Systems, Inc.	178,030	4,703,553
Autodesk, Inc.	237,000	3,540,780
BEA Systems, Inc. (a)	500,000	5,730,000
Cadence Design Systems, Inc. (a)	93,200	924,544
Check Point Software Technologies Ltd. (a)	381,200	5,462,596
Citrix Systems, Inc. (a)	238,900	3,296,820
Electronic Arts, Inc. (a)	43,100	2,233,011
Hyperion Solutions Corp. (a)	63,700	1,766,274
Legato Systems, Inc. (a)	2,060,800	10,365,824
Microsoft Corp.	1,937,000	91,930,018
Network Associates, Inc. (a)	128,600	1,963,722
Oracle Corp. (a)	2,424,300	29,164,329
PeopleSoft, Inc. (a)	122,400	2,373,336
Quest Software, Inc. (a)	822,700	8,342,178
Red Hat, Inc. (a)	541,000	2,780,740
Siebel Systems, Inc. (a)	618,100	5,167,316
StorageNetworks, Inc. (a)	1,647,600	1,713,504
Symantec Corp. (a)	40,100	1,871,868

	Shares	Value (Note 1)
Synopsys, Inc. (a)	43,000	$ 1,662,810
VERITAS Software Corp. (a)	542,800	9,907,186
TOTAL SOFTWARE		195,707,934
SPECIALTY RETAIL - 0.3%
Best Buy Co., Inc. (a)	86,200	2,248,958
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. Class A (a)	635,500	3,228,340
Nextel Communications, Inc. Class A (a)	187,500	2,366,250
Vodafone Group PLC sponsored ADR	249,800	4,708,730
TOTAL WIRELESS TELECOMMUNICATION SERVICES		10,303,320
TOTAL COMMON STOCKS (Cost $901,377,139)		764,032,471
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies Series E (c)	17,200	17,200
Procket Networks, Inc. Series C (c)	276,000	138,000
TOTAL COMMUNICATIONS EQUIPMENT		155,200
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		326,200
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.39% (b)	47,830,742	47,830,742
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	32,042,445	32,042,445
TOTAL MONEY MARKET FUNDS (Cost $79,873,187)		79,873,187
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $986,068,130)		844,231,858
NET OTHER ASSETS - (6.5)%		(51,513,704)
NET ASSETS - 100%		$ 792,718,154
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
TeraBeam Networks	4/7/00	$ 40,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $594,768,255 and $629,605,696, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,406 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,374,505 or 0.2% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,371,778,000 of which $10,080,000 and $1,361,698,000 will expire on July 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $393,493,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,342,014) (cost $986,068,130) - See accompanying schedule		$ 844,231,858
Foreign currency held at value (cost $3,945,506)		3,863,460
Receivable for investments sold		10,402,607
Receivable for fund shares sold		420,539
Dividends receivable		98,539
Interest receivable		42,680
Redemption fees receivable		255
Receivable from investment adviser for expense reductions		14,391
Other receivables		18,131
Total assets		859,092,460
Liabilities
Payable for investments purchased	$ 30,807,159
Payable for fund shares redeemed	2,494,521
Accrued management fee	419,615
Distribution fees payable	521,853
Other payables and accrued expenses	88,713
Collateral on securities loaned, at value	32,042,445
Total liabilities		66,374,306
Net Assets		$ 792,718,154
Net Assets consist of:
Paid in capital		$ 2,899,581,542
Accumulated net investment loss		(6,218,137)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,958,727,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(141,917,835)
Net Assets		$ 792,718,154
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,797,306 ÷ 9,342,122 shares)		$ 9.93
Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($277,202,871 ÷ 28,241,089 shares)		$ 9.82
Maximum offering price per share (100/96.50 of $9.82)		$ 10.18
Class B: Net Asset Value and offering price per share ($304,678,070 ÷ 31,980,089 shares)A		$ 9.53
Class C: Net Asset Value and offering price per share ($109,185,334 ÷ 11,422,390 shares)A		$ 9.56
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,854,573 ÷ 877,116 shares)		$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 761,152
Interest		348,222
Security lending		116,434
Total income		1,225,808

Expenses
Management fee	$ 2,449,340
Transfer agent fees	3,322,811
Distribution fees	3,173,902
Accounting and security lending fees	125,169
Non-interested trustees' compensation	1,642
Custodian fees and expenses	18,022
Registration fees	7,604
Audit	13,650
Legal	5,167
Miscellaneous	18,703
Total expenses before reductions	9,136,010
Expense reductions	(1,692,065)	7,443,945
Net investment income (loss)		(6,218,137)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(186,491,467)
Foreign currency transactions	18,063
Total net realized gain (loss)		(186,473,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	180,862,424
Assets and liabilities in foreign currencies	(79,179)
Total change in net unrealized appreciation (depreciation)		180,783,245
Net gain (loss)		(5,690,159)
Net increase (decrease) in net assets resulting from operations		$ (11,908,296)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,218,137)	$ (21,422,578)
Net realized gain (loss)	(186,473,404)	(816,848,049)
Change in net unrealized appreciation (depreciation)	180,783,245	70,262,233
Net increase (decrease) in net assets resulting from operations	(11,908,296)	(768,008,394)
Share transactions - net increase (decrease)	(71,246,038)	(235,963,968)
Redemption fees	60,936	174,908
Total increase (decrease) in net assets	(83,093,398)	(1,003,797,454)

Net Assets
Beginning of period	875,811,552	1,879,609,006
End of period (including accumulated net investment loss of $6,218,137 and $0 respectively)	$ 792,718,154	$ 875,811,552

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.15)	(.17)	(.19)	(.09)	(.08)
Net realized and unrealized gain (loss)	(.05)	(7.58)	(16.67)	13.04	10.15	.58
Total from investment operations	(.10)	(7.73)	(16.84)	12.85	10.06	.50
Distributions from net realized gain	-	-	(1.63)	(1.58)	-	(1.14)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.63)	(1.58)	-	(1.59)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.93	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Total Return B,C,D	(1.00)%	(43.52)%	(48.83)%	53.76%	67.67%	4.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.53%	1.23%	1.16%	1.25%	1.39%
Expenses net of voluntary waivers, if any	1.57% A	1.51%	1.23%	1.16%	1.25%	1.39%
Expenses net of all reductions	1.34% A	1.43%	1.21%	1.15%	1.24%	1.35%
Net investment income (loss)	(1.05)% A	(1.07)%	(.68)%	(.55)%	(.44)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,797	$ 101,649	$ 211,429	$ 388,756	$ 94,621	$ 15,414
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.22)	(.27)	(.14)	(.11)
Net realized and unrealized gain (loss)	(.03)	(7.50)	(16.55)	12.96	10.09	.56
Total from investment operations	(.09)	(7.68)	(16.77)	12.69	9.95	.45
Distributions from net realized gain	-	-	(1.59)	(1.51)	-	(1.12)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.59)	(1.51)	-	(1.57)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.82	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Total Return B,C,D	(0.91)%	(43.66)%	(48.96)%	53.41%	67.30%	3.85%
Ratios to Average Net Assets F
Expenses before expense reductions	1.93% A	1.70%	1.43%	1.38%	1.47%	1.60%
Expenses net of voluntary waivers, if any	1.82% A	1.70%	1.43%	1.38%	1.47%	1.60%
Expenses net of all reductions	1.59% A	1.62%	1.41%	1.37%	1.46%	1.56%
Net investment income (loss)	(1.30)% A	(1.26)%	(.88)%	(.77)%	(.65)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,203	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533	$ 90,499
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Income from Investment Operations
Net investment income (loss) E	(.08)	(.25)	(.35)	(.45)	(.26)	(.20)
Net realized and unrealized gain (loss)	(.03)	(7.32)	(16.27)	12.78	10.01	.57
Total from investment operations	(.11)	(7.57)	(16.62)	12.33	9.75	.37
Distributions from net realized gain	-	-	(1.50)	(1.45)	-	(1.13)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.50)	(1.45)	-	(1.58)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.53	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Total Return B,C,D	(1.14)%	(43.99)%	(49.28)%	52.57%	66.49%	3.27%
Ratios to Average Net Assets F
Expenses before expense reductions	2.49% A	2.28%	1.98%	1.91%	2.01%	2.21%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	1.98%	1.91%	2.01%	2.21%
Expenses net of all reductions	2.03% A	2.18%	1.96%	1.91%	2.00%	2.18%
Net investment income (loss)	(1.73)% A	(1.81)%	(1.43)%	(1.30)%	(1.19)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,678	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768	$ 31,041
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) E	(.08)	(.24)	(.33)	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	(.03)	(7.34)	(16.30)	12.80	10.03	1.27
Total from investment operations	(.11)	(7.58)	(16.63)	12.36	9.78	1.10
Distributions from net realized gain	-	-	(1.51)	(1.47)	-	(.49)
Distributions in excess of net realized gain	-	-	-	-	-	(.20)
Total distributions	-	-	(1.51)	(1.47)	-	(.69)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.56	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Total Return B,C,D	(1.14)%	(43.94)%	(49.24)%	52.60%	66.60%	8.96%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39% A	2.18%	1.94%	1.89%	1.97%	2.43% A
Expenses net of voluntary waivers, if any	2.25% A	2.18%	1.94%	1.89%	1.97%	2.43% A
Expenses net of all reductions	2.03% A	2.11%	1.91%	1.89%	1.96%	2.41% A
Net investment income (loss)	(1.73)% A	(1.74)%	(1.38)%	(1.28)%	(1.16)%	(1.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,185	$ 123,034	$ 269,563	$ 472,462	$ 88,120	$ 6,754
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Income from Investment Operations
Net investment income (loss) D	(.03)	(.08)	(.08)	(.09)	(.04)	(.04)
Net realized and unrealized gain (loss)	(.02)	(7.67)	(16.78)	13.08	10.19	.55
Total from investment operations	(.05)	(7.75)	(16.86)	12.99	10.15	.51
Distributions from net realized gain	-	-	(1.67)	(1.62)	-	(1.15)
Distributions in excess of net realized gain	-	-	-	-	-	(.46)
Total distributions	-	-	(1.67)	(1.62)	-	(1.61)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 10.10	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Total Return B,C	(.49)%	(43.30)%	(48.67)%	54.16%	68.23%	4.26%
Ratios to Average Net Assets E
Expenses before expense reductions	1.04% A	1.00%	.86%	.87%	.98%	1.10%
Expenses net of voluntary waivers, if any	1.04% A	1.00%	.86%	.87%	.98%	1.10%
Expenses net of all reductions	.81% A	.92%	.84%	.87%	.97%	1.07%
Net investment income (loss)	(.52)% A	(.56)%	(.31)%	(.26)%	(.17)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,855	$ 10,495	$ 24,084	$ 63,957	$ 32,722	$ 7,060
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 47,656,116	|
Unrealized depreciation	(221,404,562)
Net unrealized appreciation (depreciation)	$ (173,748,446)
Cost for federal income tax purposes	$ 1,017,980,304

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares . Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 154,577	$ -	$ 32,647
Class T	.32%	.25%	826,395	-	97,559
Class B	.75%	.25%	1,610,689	1,208,016	-
Class C	.75%	.25%	582,241	49,925	-
			$ 3,173,902	$ 1,257,941	$ 130,206

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 76,736	$ 20,354
Class T	140,363	30,149
Class B*	654,021	654,021
Class C*	11,978	11,978
	$ 883,098	$ 716,502

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 412,951	.85*
Class T	1,065,964	.73*
Class B	1,386,243	.86*
Class C	438,362	.75*
Institutional Class	19,291	.41*
	$ 3,322,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $347,404 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 111,663
Class T	1.75%	166,163
Class B	2.25%	392,823
Class C	2.25%	79,239
Institutional Class	1.25%	-
		$ 749,888

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 811,971
Class A	32,647	-
Class T	97,559	-
	$ 130,206	$ 811,971

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Technology

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	821,364	2,070,908	$ 8,180,098	$ 30,098,014
Shares redeemed	(1,618,009)	(3,835,834)	(15,909,432)	(53,193,902)
Net increase (decrease)	(796,645)	(1,764,926)	$ (7,729,334)	$ (23,095,888)
Class T
Shares sold	3,285,815	6,936,775	$ 32,947,606	$ 100,078,808
Shares redeemed	(5,582,985)	(13,063,604)	(54,205,384)	(178,979,496)
Net increase (decrease)	(2,297,170)	(6,126,829)	$ (21,257,778)	$ (78,900,688)
Class B
Shares sold	990,047	3,602,655	$ 9,610,322	$ 51,323,068
Shares redeemed	(4,068,609)	(10,943,405)	(38,375,366)	(144,423,632)
Net increase (decrease)	(3,078,562)	(7,340,750)	$ (28,765,044)	$ (93,100,564)
Class C
Shares sold	774,010	2,245,106	$ 7,688,564	$ 31,854,224
Shares redeemed	(2,071,146)	(5,149,488)	(19,645,505)	(68,508,077)
Net increase (decrease)	(1,297,136)	(2,904,382)	$ (11,956,941)	$ (36,653,853)
Institutional Class
Shares sold	85,398	268,703	$ 880,791	$ 3,971,583
Shares redeemed	(241,988)	(580,718)	(2,417,732)	(8,184,558)
Net increase (decrease)	(156,590)	(312,015)	$ (1,536,941)	$ (4,212,975)

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class A

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	4.15%	-27.23%	-25.02%	19.60%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	-1.83%	-31.42%	-29.33%	12.73%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Utilities	2.29%	-28.47%	-30.96%	4.07%

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class A shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL A	-27.23%	-5.60%	2.83%
Fidelity Adv Telecommunications & Utilities - CL A (incl. 5.75% sales charge)	-31.42%	-6.71%	1.89%
S&P 500	-23.02%	-1.33%	5.81%
GS Utilities	-28.47%	-7.14%	0.62%

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Class A on September 3, 1996, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Utilities Index did over the same period.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class T

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	4.05%	-27.40%	-25.87%	17.77%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	0.41%	-29.94%	-28.46%	13.64%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Utilities	2.29%	-28.47%	-30.96%	4.07%

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class T shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL T	-27.40%	-5.81%	2.58%
Fidelity Adv Telecommunications & Utilities - CL T (incl. 3.50% sales charge)	-29.94%	-6.48%	2.01%
S&P 500	-23.02%	-1.33%	5.81%
GS Utilities	-28.47%	-7.14%	0.62%

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Utilities Index did over the same period.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class B

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	3.77%	-27.73%	-27.77%	14.23%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contin- gent deferred sales charge)	-1.23%	-31.32%	-29.00%	14.23%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Utilities	2.29%	-28.47%	-30.96%	4.07%

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class B shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL B	-27.73%	-6.30%	2.10%
Fidelity Adv Telecommunications & Utilities - CL B (incl. contingent deferred sales charge)	-31.32%	-6.62%	2.10%
S&P 500	-23.02%	-1.33%	5.81%
GS Utilities	-28.47%	-7.14%	0.62%

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Class B on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Utilities Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Class C

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and life of fund total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	3.77%	-27.70%	-27.64%	14.48%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contin- gent deferred sales charge)	2.77%	-28.42%	-27.64%	14.48%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Utilities	2.29%	-28.47%	-30.96%	4.07%

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Class C shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - CL C	-27.70%	-6.27%	2.13%
Fidelity Adv Telecommunications & Utilities - CL C (incl. contin- gent deferred sales charge)	-28.42%	-6.27%	2.13%
S&P 500	-23.02%	-1.33%	5.81%
GS Utilities	-28.47%	-7.14%	0.62%

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Class C on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Utilities Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Shep
Perkins, Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund

Q. How did the fund perform, Shep?

A. The fund logged positive returns while beating both of its benchmarks. For the six months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned 4.15%, 4.05%, 3.77% and 3.77%, respectively. During the same period, the Goldman Sachs Utilities Index - an index of 105 stocks designed to measure the performance of companies in the utilities sector - returned 2.29%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Class A, Class T, Class B and Class C shares returned -27.23%, -27.40%, -27.73% and -27.70%. In comparison, the Goldman Sachs Index returned -28.47%, while the S&P 500 finished with a return of -23.02%.

Q. What factors affected the fund's performance during the six-month period?

A. The broader stock market, as represented by the S&P 500, was weak until mid-October, when oversold conditions led investors to begin buying aggressively. Telecommunications stocks led the rally, in part because their valuations had contracted more than those in other sectors. Compared with the Goldman Sachs index, the fund was aided by favorable stock selection and a significant overweighting in broadcasting and cable TV stocks. Additionally, we benefited from stock selection in the unregulated power utility and wireline telecom equipment industries, where I was able to take advantage of some compelling bargains. On the other hand, underweighting wireless service providers hurt the fund, as did stock selection in that group and in electric utilities.

Q. What was your rationale for underweighting wireless services companies?

A. It was a good strategy while the market was declining. Subscriber growth for wireless service providers continued to decline from what it had been several years ago, when cell phone usage was much less pervasive. Additionally, intense price competition among the six major wireless service providers cut into their profits, causing their share prices to plummet early in the period. Despite these challenges, however, stocks in the group got a boost from bargain hunters, particularly in October and November.

Q. Which stocks helped the fund's performance?

A. EchoStar Communications was our top performer by both absolute and relative measures. Investors reacted positively to the satellite TV provider's announcement that it was calling off its planned acquisition of Hughes Electronics, owner of competitor DirecTV. Citizens Communications, an integrated regional provider of local, long-distance and wireless voice and data services, also helped our performance. The stock participated nicely in the fall rally on the heels of the company's third-quarter financial report, which revealed that Citizens generated significant cash flow and made good progress on reducing its debt. Regional Bell operating company (RBOC) Verizon, the fund's largest holding at the end of the period, was another stock that contributed to our absolute returns. Here too, the stock benefited from a third-quarter report that indicated strong cash flow. In addition, an improving regulatory environment boosted the stock.

Q. What were the disappointments?

A. Electric utility TXU was the fund's largest detractor in absolute terms and compared with the benchmark. The company made a European acquisition that proved disastrous. Ultimately, TXU was forced to unload its European assets, and the company subsequently began to refocus on its core U.S. business. RBOC BellSouth, the fund's fifth-largest holding at period end, also detracted from performance, despite our modest underweighting compared with the Goldman Sachs index. The third-largest U.S. local telephone company was hurt both by reseller competition and contracting profit margins. On a relative basis, the fund was hurt by its large underweightings in wireless service providers Sprint PCS and Nextel Communications, as both stocks turned in strong performances during the period.

Q. What's your outlook, Shep?

A. I'm cautiously optimistic that 2003 could be a better year for the telecom and utilities industries - probably not a great year, but a lot better than 2002. The management teams of many telecom companies I follow are extremely focused on getting their cost structures in order, paying down debt and generally doing what is necessary to make their companies financially healthy again. On the utilities side, too, we're seeing companies shed non-core businesses and refocus their strategies. Of course, there's only so much cost cutting and debt reduction you can do. Overcapacity remains a problem that will have to be remedied in a number of markets. For example, we'll likely see some mergers and acquisitions in the wireless services market, and perhaps on the telecom equipment side as well. This consolidation might do a lot to correct the current imbalance of supply and demand in these markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $195 million

Manager: Shep Perkins, since 2002; joined Fidelity in 1997

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Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Verizon Communications, Inc.	9.6
EchoStar Communications Corp. Class A	6.1
SBC Communications, Inc.	4.8
Equitable Resources, Inc.	4.7
BellSouth Corp.	4.6
Dominion Resources, Inc.	4.6
FPL Group, Inc.	4.5
Citizens Communications Co.	3.7
Southern Co.	3.3
FirstEnergy Corp.	3.2
49.1
Top Industries as of January 31, 2003
% of fund's net assets
Diversified Telecommunication Services	35.9%
Electric Utilities	28.8%
Multi-Utilities & Unregulated Power	10.4%
Media	10.3%
Wireless Telecommunication Services	6.6%
All Others*	8.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 3.1%
Comverse Technology, Inc. (a)	563,930	$ 5,368,614
Motorola, Inc.	82,300	656,754
TOTAL COMMUNICATIONS EQUIPMENT		6,025,368
DIVERSIFIED TELECOMMUNICATION SERVICES - 35.9%
ALLTEL Corp.	133,100	6,238,397
BellSouth Corp.	398,300	9,073,274
CenturyTel, Inc.	140,500	4,261,365
Citizens Communications Co. (a)	732,900	7,175,091
Commonwealth Telephone Enterprises, Inc. (a)	25,800	922,350
IDT Corp. (a)	152,300	2,444,415
IDT Corp. Class B (a)	195,900	3,024,696
KT Corp. sponsored ADR	117,600	2,430,792
Qwest Communications International, Inc. (a)	823,195	3,720,841
SBC Communications, Inc.	383,700	9,377,628
Telefonos de Mexico SA de CV sponsored ADR	96,000	2,874,240
Verizon Communications, Inc.	494,200	18,917,975
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		70,461,064
ELECTRIC UTILITIES - 28.3%
Ameren Corp.	135,800	5,341,014
Cinergy Corp.	16,000	507,200
Constellation Energy Group, Inc.	37,600	1,039,640
Dominion Resources, Inc.	166,200	9,006,378
DPL, Inc.	99,700	1,425,710
DQE, Inc.	34,300	473,340
DTE Energy Co.	85,600	3,588,352
Edison International (a)	100,200	1,235,466
Entergy Corp.	70,500	3,133,725
FirstEnergy Corp.	200,100	6,243,120
FPL Group, Inc.	149,600	8,735,144
Northeast Utilities	209,300	3,003,455
Southern Co.	230,000	6,479,100
TXU Corp.	177,300	3,253,455
Wisconsin Energy Corp.	81,400	1,973,950
TOTAL ELECTRIC UTILITIES		55,439,049
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Itron, Inc. (a)	23,600	376,420

	Shares	Value (Note 1)
GAS UTILITIES - 3.4%
KeySpan Corp.	99,000	$ 3,366,000
NiSource, Inc.	100,700	1,789,439
Sempra Energy	26,100	629,010
TransCanada PipeLines Ltd.	56,800	847,371
TOTAL GAS UTILITIES		6,631,820
MEDIA - 7.7%
AOL Time Warner, Inc. (a)	59,100	689,106
EchoStar Communications Corp. Class A (a)	463,800	12,035,610
General Motors Corp. Class H (a)	229,900	2,344,980
TOTAL MEDIA		15,069,696
MULTI-UTILITIES & UNREGULATED POWER - 10.4%
AES Corp. (a)	1,774,600	6,157,862
Energy East Corp.	51,200	1,009,664
Equitable Resources, Inc.	246,000	9,146,280
MDU Resources Group, Inc.	38,800	1,041,004
Reliant Resources, Inc. (a)	28,700	117,096
SCANA Corp.	94,300	2,895,010
TOTAL MULTI-UTILITIES & UNREGULATED POWER		20,366,916
WATER UTILITIES - 0.5%
Philadelphia Suburban Corp.	47,886	962,509
WIRELESS TELECOMMUNICATION SERVICES - 6.6%
American Tower Corp. Class A (a)	631,600	3,208,528
AT&T Wireless Services, Inc. (a)	161,000	977,270
KDDI Corp.	1,779	5,222,970
SK Telecom Co. Ltd. sponsored ADR	208,600	3,548,286
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,957,054
TOTAL COMMON STOCKS (Cost $205,832,537)		188,289,896
Convertible Preferred Stocks - 0.5%

ELECTRIC UTILITIES - 0.5%
Ameren Corp. $2.438 ACES	7,000	184,800
Cinergy Corp. $4.75 PRIDES	14,200	760,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,000)		945,636
Convertible Bonds - 2.6%
	Principal Amount	Value (Note 1)
MEDIA - 2.6%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $5,330,000)	$ 5,330,000	$ 5,196,750
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.39% (b)	8,344,519	8,344,519
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	4,172,283	4,172,283
TOTAL MONEY MARKET FUNDS (Cost $12,516,802)		12,516,802
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $224,564,339)	206,949,084
NET OTHER ASSETS - (5.6)%	(11,048,834)
NET ASSETS - 100%	$ 195,900,250
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,196,750 or 2.6% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $72,910,031 and $81,427,211, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,811 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $219,238,000 of which $78,495,000 and $140,743,000 will expire on July 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $133,927,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Telecommunications & Utilities Growth

See accompanying notes which are an integral part of the financial statements.

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,128,811) (cost $224,564,339) - See accompanying schedule		$ 206,949,084
Receivable for investments sold		3,070,593
Receivable for fund shares sold		95,259
Dividends receivable		541,361
Interest receivable		70,161
Redemption fees receivable		11
Other receivables		3,090
Total assets		210,729,559
Liabilities
Payable for investments purchased	$ 9,707,006
Payable for fund shares redeemed	595,527
Accrued management fee	123,054
Distribution fees payable	133,346
Other payables and accrued expenses	98,093
Collateral on securities loaned, at value	4,172,283
Total liabilities		14,829,309
Net Assets		$ 195,900,250
Net Assets consist of:
Paid in capital		$ 593,750,363
Undistributed net investment income		133,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(380,370,919)
Net unrealized appreciation (depre- ciation) on investments and assets and liabilities in foreign currencies		(17,612,766)
Net Assets		$ 195,900,250
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,452,199 ÷ 2,295,281 shares)		$ 8.91

Maximum offering price per share (100/94.25 of $8.91)		$ 9.45
Class T: Net Asset Value and redemption price per share ($52,569,905 ÷ 5,915,854 shares)		$ 8.89

Maximum offering price per share (100/96.50 of $8.89)		$ 9.21
Class B: Net Asset Value and offering price per share ($82,718,600 ÷ 9,455,095 shares)A		$ 8.75

Class C: Net Asset Value and offering price per share ($37,679,461 ÷ 4,302,160 shares)A		$ 8.76

Institutional: Net Asset Value, offering price and redemption price per share ($2,480,085 ÷ 276,579 shares)		$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,071,978
Interest		222,820
Security lending		13,395
Total income		3,308,193

Expenses
Management fee	$ 599,420
Transfer agent fees	746,242
Distribution fees	822,595
Accounting and security lending fees	38,342
Non-interested trustees' compensation	403
Custodian fees and expenses	3,209
Registration fees	23,411
Audit	11,074
Legal	1,410
Miscellaneous	4,806
Total expenses before reductions	2,250,912
Expense reductions	(283,809)	1,967,103
Net investment income (loss)		1,341,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(25,956,664)
Foreign currency transactions	(12,365)
Total net realized gain (loss)		(25,969,029)
Change in net unrealized appreciation (depreciation) on: Investment securities	31,918,723
Assets and liabilities in foreign currencies	2,489
Total change in net unrealized appreciation (depreciation)		31,921,212
Net gain (loss)		5,952,183
Net increase (decrease) in net assets resulting from operations		$ 7,293,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,341,090	$ 1,105,555
Net realized gain (loss)	(25,969,029)	(156,269,383)
Change in net unrealized appreciation (depreciation)	31,921,212	(44,166,113)
Net increase (decrease) in net assets resulting from operations	7,293,273	(199,329,941)
Distributions to shareholders from net investment income	(2,317,127)	-
Share transactions - net increase (decrease)	(26,719,387)	(114,272,064)
Redemption fees	8,688	12,533
Total increase (decrease) in net assets	(21,734,553)	(313,589,472)

Net Assets
Beginning of period	217,634,803	531,224,275
End of period (including undistributed net investment income of $133,572 and undistributed net investment income of $1,109,609, respectively)	$ 195,900,250	$ 217,634,803

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.08	.10	.05	.53 G	.05	(.02)
Net realized and unrealized gain (loss)	.28	(6.54)	(5.41)	1.29	5.45	4.19
Total from investment operations	.36	(6.44)	(5.36)	1.82	5.50	4.17
Distributions from net investment income	(.19)	-	(.28)	(.05)	-	(.04)
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.20)	(1.21)
Total distributions	(.19)	-	(.54)	(1.06)	(1.20)	(1.25)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.91	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Total Return B,C,D	4.15%	(42.42)%	(26.09)%	9.59%	38.83%	33.99%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	1.45%	1.25%	1.20%	1.34%	2.18%
Expenses net of voluntary waivers, if any	1.57% A	1.45%	1.25%	1.20%	1.34%	1.75%
Expenses net of all reductions	1.44% A	1.36%	1.20%	1.17%	1.32%	1.72%
Net investment income (loss)	1.79% A	.79%	.32%	2.39%	.30%	(.11) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,452	$ 22,377	$ 54,265	$ 61,610	$ 14,400	$ 3,186
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunciations & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Income from Investment Operations
Net investment income (loss) E	.07	.07	.01	.47 G	.01	(.04)
Net realized and unrealized gain (loss)	.28	(6.50)	(5.40)	1.31	5.43	4.17
Total from investment operations	.35	(6.43)	(5.39)	1.78	5.44	4.13
Distributions from net investment income	(.14)	-	(.25)	(.01)	-	(.03)
Distributions from net realized gain	-	-	(.26)	(1.00)	(1.17)	(1.19)
Total distributions	(.14)	-	(.51)	(1.01)	(1.17)	(1.22)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.89	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Total Return B,C,D	4.05%	(42.55)%	(26.29)%	9.41%	38.45%	33.72%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A	1.71%	1.49%	1.44%	1.58%	1.94%
Expenses net of voluntary waivers, if any	1.83% A	1.71%	1.49%	1.44%	1.58%	1.94%
Expenses net of all reductions	1.70% A	1.62%	1.44%	1.41%	1.55%	1.90%
Net investment income (loss)	1.53% A	.53%	.08%	2.16%	.07%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,570	$ 59,306	$ 149,618	$ 225,415	$ 65,085	$ 19,918
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.07)	.35 G	(.08)	(.13)
Net realized and unrealized gain (loss)	.27	(6.37)	(5.33)	1.29	5.39	4.16
Total from investment operations	.32	(6.36)	(5.40)	1.64	5.31	4.03
Distributions from net investment income	(.06)	-	(.21)	-	-	(.03)
Distributions from net realized gain	-	-	(.26)	(.95)	(1.13)	(1.19)
Total distributions	(.06)	-	(.47)	(.95)	(1.13)	(1.22)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.75	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Total Return B,C,D	3.77%	(42.83)%	(26.66)%	8.77%	37.76%	32.97%
Ratios to Average Net Assets F
Expenses before expense reductions	2.41% A	2.20%	2.01%	1.96%	2.08%	2.63%
Expenses net of voluntary waivers, if any	2.25% A	2.20%	2.01%	1.96%	2.08%	2.50%
Expenses net of all reductions	2.12% A	2.11%	1.96%	1.93%	2.05%	2.47%
Net investment income (loss)	1.11% A	.04%	(.44)%	1.63%	(.43)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,719	$ 91,517	$ 213,767	$ 242,888	$ 65,645	$ 12,919
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) E	.05	.02	(.06)	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	.27	(6.37)	(5.33)	1.29	5.38	3.16
Total from investment operations	.32	(6.35)	(5.39)	1.65	5.30	3.06
Distributions from net investment income	(.06)	-	(.21)	-	-	(.02)
Distributions from net realized gain	-	-	(.26)	(.96)	(1.15)	(1.10)
Total distributions	(.06)	-	(.47)	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.76	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Total Return B,C,D	3.77%	(42.76)%	(26.62)%	8.84%	37.72%	23.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.31% A	2.11%	1.96%	1.93%	2.07%	3.16% A
Expenses net of voluntary waivers, if any	2.25% A	2.11%	1.96%	1.93%	2.07%	2.50% A
Expenses net of all reductions	2.12% A	2.02%	1.91%	1.90%	2.04%	2.48% A
Net investment income (loss)	1.11% A	.13%	(.39)%	1.66%	(.43)%	(.91)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,679	$ 41,496	$ 104,628	$ 107,332	$ 23,524	$ 3,489
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

Financial Highlights - Institutional

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Income from Investment Operations
Net investment income (loss) D	.10	.16	.12	.60 F	.11	.04
Net realized and unrealized gain (loss)	.29	(6.61)	(5.44)	1.29	5.46	4.17
Total from investment operations	.39	(6.45)	(5.32)	1.89	5.57	4.21
Distributions from net investment income	(.28)	-	(.30)	(.08)	-	(.07)
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.22)	(1.22)
Total distributions	(.28)	-	(.56)	(1.09)	(1.22)	(1.29)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.97	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Total Return B,C	4.47%	(42.13)%	(25.78)%	9.93%	39.31%	34.36%
Ratios to Average Net Assets E
Expenses before expense reductions	1.05% A	.96%	.85%	.88%	1.02%	1.46%
Expenses net of voluntary waivers, if any	1.05% A	.96%	.85%	.88%	1.02%	1.46%
Expenses net of all reductions	.92% A	.87%	.80%	.85%	.99%	1.43%
Net investment income (loss)	2.31% A	1.28%	.72%	2.71%	.63%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,480	$ 2,939	$ 8,945	$ 19,064	$ 6,963	$ 3,430
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,666,887	|
Unrealized depreciation	(29,939,442)
Net unrealized appreciation (depreciation)	$ (20,272,555)
Cost for federal income tax purposes	$ 227,221,639

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 34,222	$ -	$ 7,616
Class T	.33%	.25%	162,175	-	22,937
Class B	.75%	.25%	430,078	322,559	-
Class C	.75%	.25%	196,120	11,756	-
			$ 822,595	$ 334,315	$ 30,553

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 10,275	$ 2,158
Class T	23,568	4,714
Class B*	207,168	207,168
Class C*	3,555	3,555
	$ 244,566	$ 217,595

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 81,216	.76*
Class T	215,813	.78*
Class B	319,049	.74*
Class C	125,132	.64*
Institutional Class	5,032	.38*
	$ 746,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $69,577 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 19,068
Class T	1.75%	53,314
Class B	2.25%	68,183
Class C	2.25%	10,835
Institutional Class	1.25%	-
		$ 151,400

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 101,816	$ 40
Class A	7,616	-	-
Class T	22,937	-	-
	$ 30,553	$ 101,816	$ 40

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 464,762	$ -
Class T	900,722	-
Class B	594,921	-
Class C	272,875	-
Institutional Class	83,847	-
Total	$ 2,317,127	$ -

Telecommunications & Utilities Growth

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	161,083	423,943	$ 1,407,238	$ 5,364,348
Reinvestment of distributions	47,515	-	418,463	-
Shares redeemed	(473,095)	(1,438,811)	(4,107,096)	(16,758,846)
Net increase (decrease)	(264,497)	(1,014,868)	$ (2,281,395)	$ (11,394,498)
Class T
Shares sold	365,676	836,344	$ 3,239,458	$ 10,272,609
Reinvestment of distributions	94,963	-	835,527	-
Shares redeemed	(1,376,357)	(3,903,935)	(11,978,006)	(45,871,986)
Net increase (decrease)	(915,718)	(3,067,591)	$ (7,903,021)	$ (35,599,377)
Class B
Shares sold	261,084	989,939	$ 2,300,745	$ 12,170,806
Reinvestment of distributions	56,917	-	497,557	-
Shares redeemed	(1,646,574)	(4,604,725)	(13,942,568)	(52,267,314)
Net increase (decrease)	(1,328,573)	(3,614,786)	$ (11,144,266)	$ (40,096,508)
Class C
Shares sold	383,248	695,153	$ 3,344,611	$ 8,575,724
Reinvestment of distributions	23,481	-	205,553	-
Shares redeemed	(989,174)	(2,855,788)	(8,461,358)	(32,747,868)
Net increase (decrease)	(582,445)	(2,160,635)	$ (4,911,194)	$ (24,172,144)
Institutional Class
Shares sold	17,421	50,827	$ 155,316	$ 664,720
Reinvestment of distributions	4,314	-	38,181	-
Shares redeemed	(76,772)	(303,484)	(673,008)	(3,674,257)
Net increase (decrease)	(55,037)	(252,657)	$ (479,511)	$ (3,009,537)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2003

Performance Overview	4
Biotechnology	6	Performance
	7	Fund Talk: The Manager's Overview
	8	Investment Summary
	9	Investments
	11	Financial Statements
	15	Notes to the Financial Statements
Consumer Industries	19	Performance
	20	Fund Talk: The Manager's Overview
	21	Investment Summary
	22	Investments
	24	Financial Statements
	28	Notes to the Financial Statements
Cyclical Industries	33	Performance
	34	Fund Talk: The Manager's Overview
	35	Investment Summary
	36	Investments
	39	Financial Statements
	43	Notes to the Financial Statements
Developing Communications	48	Performance
	49	Fund Talk: The Manager's Overview
	50	Investment Summary
	51	Investments
	53	Financial Statements
	57	Notes to the Financial Statements
Electronics	61	Performance
	62	Fund Talk: The Manager's Overview
	63	Investment Summary
	64	Investments
	66	Financial Statements
	70	Notes to the Financial Statements
Financial Services	75	Performance
	76	Fund Talk: The Manager's Overview
	77	Investment Summary
	78	Investments
	80	Financial Statements
	84	Notes to the Financial Statements
Health Care	89	Performance
	90	Fund Talk: The Manager's Overview
	91	Investment Summary
	92	Investments
	93	Financial Statements
	97	Notes to the Financial Statements
Natural Resources	101	Performance
	102	Fund Talk: The Manager's Overview
	103	Investment Summary
	104	Investments
	106	Financial Statements
	110	Notes to the Financial Statements
Technology	115	Performance
	116	Fund Talk: The Manager's Overview
	117	Investment Summary
	118	Investments
	121	Financial Statements
	125	Notes to the Financial Statements
Telecommunications & Utilities Growth	130	Performance
	131	Fund Talk: The Manager's Overview
	132	Investment Summary
	133	Investments
	135	Financial Statements
	139	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

It wasn't the worst six-month period for stocks. In fact, it was one of the better ones of late. Unfortunately, the equity markets were still down for the most part, something investors hope to avoid in 2003 after three straight years of market declines. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further shadows on the stock market is the uncertainty of a war with Iraq, which has delayed corporate spending and hindered investor confidence. As to the six-month period overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months. Of the seven major market sectors with a corresponding Goldman Sachs performance benchmark, only one - utilities - managed a positive gain. As has been the case in the recent past, value continued to outperform growth, but that margin narrowed significantly during the past six months. Likewise, smaller-cap stocks maintained an edge over large-cap stocks, but that gap also was reduced.

Turning to individual market sectors, consumer industries underperformed the broader market as measured by the S&P 500®. A number of factors held back the consumer segment during the past six months. A strong rally in technology and telecommunication services made investors slightly less risk averse toward the end of the period; thus, some investors abandoned the consumer sector to chase the riskier segments of the market. Weak holiday sales figures and a drop in consumer confidence hurt retailers, a significant component of the sector.

The cyclical industries sector was one of the weakest market segments of the past six months. Airline stocks continued to be hurt by a slowdown in business travel, which contributed to the Chapter 11 filing of United Airlines. Despite relatively strong sales, automakers saw their stock prices decline, as many investors believed that aggressive incentive programs would hurt the profit margins of these manufacturers in the long run. Defense stocks also retreated. Congress' approval of a $355 billion spending bill and the endorsement of a war resolution that allows the U.S. to move against Iraq without consent of the United Nations would seem to be a positive for the defense industry. Unfortunately, it was overwhelmed by speculation that pension liabilities could trim the earnings for defense companies - an issue that also hampered the automakers.

A favorable interest rate environment was the primary contributor to the financial services sector's outperformance of the broader market. However, the sector still had a loss for the period. Widening margins on loans helped traditional lenders perform well, although they stumbled somewhat late in the period on fears that consumer loan growth would slow as the economy weakened. Transaction-based companies, such as brokerage houses, continued to take a hit given the weak capital markets. Insurance stocks were mixed. Some insurance firms struggled with asbestos liability claims, while others benefited from renewed pricing strength in the industry. Consumer lending companies did well, as home refinancing activity remained strong throughout the period.

The health care sector was a good comeback story, finishing the six-month period only slightly in the red and soundly outperforming the broader market. A number of pharmaceutical stocks benefited from a combination of beaten-down valuations, better product pipelines and a somewhat less-restrictive regulatory environment. Health care equipment continued to be one of the sector's better-performing areas, in large part due to the launch of promising new products such as drug-coated stents and cardio-rhythm management devices. The sector wasn't entirely healthy, however. Managed care providers struggled with rising health care costs and decreased margins, while the stocks of health care facilities lost ground primarily due to the misfortunes of a single company accused of overbilling for Medicare claims.

The natural resources sector also outpaced the market overall, but it, too, had a negative return. Gold continued to be the sector's best performer, and the price of the precious metal hit a five-year high during the period. Energy, which makes up approximately 75% of the natural resources sector, detracted from returns. Although natural gas and oil prices rose steadily - typically a positive catalyst for energy stocks - many felt the prices were artificially inflated due to the fears of war with Iraq. As a result, stock prices decoupled from energy prices and trended lower amid the uncertainty.

A big two-month rebound in technology stocks had investors excited during October and November 2002, but it wasn't enough to overcome losses in the months leading up to or following the rally. While the upward bounce helped the sector outperform the broader market, technology finished the six-month period with a low single-digit shortfall. The rally was prompted by brighter news on the economic front, sparking enthusiasm and expectations for a return to tech stocks. But it soon became apparent that real economic strength, corporate earnings and end-demand just weren't there yet, and the sector's prospects dimmed in December and January.

Despite being the worst performer in the first month of the new year, the utilities/telecommunications sector had the only positive return among the Goldman Sachs' industry benchmarks for the past six months overall. All of the sector's positive momentum occurred in the fourth quarter of 2002. In that time, telecommunication services stocks posted their first quarterly gain since 1999, as investors focused on the potential upside of the telecom industry's beaten-down valuations. Meanwhile, utilities stocks posted a positive quarterly return for only the second time in two years.

Advisor Biotechnology Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity® Adv Biotechnology - Inst CL	2.05%	-29.40%	-55.10%
S&P 500 ®	-5.27%	-23.02%	-33.59%
GS Health Care	-0.95%	-18.82%	-29.95%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to the performance both of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs® Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Biotechnology - Inst CL	-29.40%	-31.75%
S&P 500	-23.02%	-17.74%
GS Health Care	-18.82%	-15.62%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Biotechnology Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Biotechnology Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Andraz Razen, Portfolio Manager of Fidelity Advisor Biotechnology Fund

Q. How did the fund perform, Andraz?

A. During the six-month period ending January 31, 2003, the fund's Institutional Class shares returned 2.05%. This return outperformed the Goldman Sachs Health Care Index - an index of 117 stocks designed to measure the performance of companies in the health care sector - which fell 0.95%. The fund also beat the Standard & Poor's 500 Index, which was down 5.27%. During the 12-month period ending January 31, 2003, the fund's Institutional Class shares were down 29.40%, while the Goldman Sachs Health Care Index fell 18.82% and the S&P 500 index declined 23.02%.

Q. Why did the fund outperform its indexes during the period?

A. Biotechnology stocks fell sharply amid the broad-based market sell-off that occurred during the summer. When the equity market stabilized at lower levels, it became clear to many investors that some biotech stocks - namely the more mature companies with current earnings and products on the market - were oversold. Consequently, demand increased for the stocks of these more-established companies - many of which were top holdings in the fund. For example, Gilead Sciences, Genzyme, Biogen and Amgen all had strong product momentum that attracted investors' interest and drove their stock prices up quickly. The fund's focus on these fundamentally sound biotech stocks was the major reason it outperformed its indexes.

Q. What were your key investment strategies?

A. My strategy continued to be driven by my fundamental analysis of products in the later stages of human clinical trials. The companies sponsoring these trials tended to be established firms with near-term earnings growth and that also offered what I felt was the best risk-adjusted potential for stock price appreciation. My main goal was to try and gauge which products would exceed the expectations of their corporate sponsors and the investment community. At the same time, I generally avoided owning companies that weren't yet profitable and had products in the earlier stages of clinical trials. I was particularly skeptical of unprofitable companies that didn't anticipate generating earnings within the next few years. This strategy was particularly helpful for the fund during the past six months amid a volatile market environment that generally was unforgiving of companies that were unable to generate earnings.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. It appears investors became more selective within the sector - and at a level not seen in recent years . . .

A. Yes, that's true. Although biotechnology stocks have moved in high correlation to one another at different times - particularly during short periods of extreme performance - the sector is actually a stock picker's group in the long run, primarily because the majority of companies will likely cease to exist at some point. During the past six months, concerns about the economy, a potential war in Iraq and terrorism caused investors to focus on companies with current earnings and/or those with the potential for near-term earnings growth. By contrast, investors weren't willing to pay for the risks associated with owning speculative companies offering only longer-term growth potential, given the uncertain economic backdrop. Fortunately, investors applied this conservative approach to the biotech sector as well as the broader market, bidding up mature companies with products and earnings momentum, and generally shunning those without such positive fundamentals. The sector's smaller number of profitable biotechnology companies with viable products resulted in my construction of a very concentrated portfolio. The fund's 10-largest positions on average during the past six months represented 62% of the fund's assets. These top holdings were either mature companies with products on the market or companies with at least one product in the late stages of a clinical trial.

Q. What holdings performed well? Which disappointed?

A. Top-contributor Genzyme rose more than 40%, in part due to a recommendation for approval by a Food and Drug Administration (FDA) advisory panel for its Fabry disease drug. Gilead Sciences performed well on positive momentum for its HIV-drug, Viread, which gained market share. Positive results for a new and enhanced version of its anti-anemia drug, Aranesp, helped boost shares of Amgen by more than 10%. On the down side, shares of Transkaryotic Therapies plummeted after a FDA advisory panel failed to recommend approval for its treatment for Fabry disease. IDEC Pharmaceuticals suffered from a poorer-than-expected launch of its non-Hodgkin's lymphoma drug, Zevalin. Elsewhere, a small position in Abgenix, one of the few earlier-stage product companies in the fund, declined 40%.

Q. What's your outlook for biotech stocks, Andraz?

A. I'm hopeful that the companies I've emphasized in the fund will experience positive earnings growth momentum in 2003 based on the introduction of new products. Going forward, my top holdings will continue to represent my best ideas based on a variety of factors, including product analysis and stock valuation. I also expect to reduce to fund's cash level by looking for compelling ideas in other health and technology companies that do business with biotechnology firms.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than $29 million

Manager: Andraz Razen, since 2002; joined Fidelity in 1998

3

Biotechnology

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
IDEC Pharmaceuticals Corp.	9.9
Amgen, Inc.	9.5
Gilead Sciences, Inc.	9.4
Biogen, Inc.	8.5
Genzyme Corp. - General Division	7.5
MedImmune, Inc.	7.3
Celgene Corp.	3.6
Cephalon, Inc.	3.4
Invitrogen Corp.	2.5
Neurocrine Biosciences, Inc.	2.0
63.6
Top Industries as of January 31, 2003
% of fund's net assets
Biotechnology	73.5%
Pharmaceuticals	3.2%
Health Care Equipment & Supplies	0.1%
All Others*	23.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 73.3%
Abgenix, Inc. (a)	33,370	$ 184,536
Alkermes, Inc. (a)	34,240	262,963
Amgen, Inc. (a)	54,610	2,782,926
Amylin Pharmaceuticals, Inc.	900	15,426
Biogen, Inc. (a)	65,030	2,487,398
BioMarin Pharmaceutical, Inc. (a)	10,500	112,350
Celgene Corp. (a)	46,820	1,048,300
Cell Therapeutics, Inc. (a)	13,749	89,369
Cephalon, Inc. (a)	21,399	995,695
Chiron Corp. (a)	7,300	273,896
CV Therapeutics, Inc. (a)	11,428	191,990
Enzon Pharmaceuticals, Inc. (a)	11,300	197,637
Genzyme Corp. - General Division (a)	68,020	2,196,366
Gilead Sciences, Inc. (a)	79,200	2,764,080
IDEC Pharmaceuticals Corp. (a)	90,370	2,899,973
Ilex Oncology, Inc. (a)	11,800	86,848
Invitrogen Corp. (a)	24,550	723,243
Isis Pharmaceuticals (a)	5,800	34,742
Medarex, Inc. (a)	18,290	62,918
MedImmune, Inc. (a)	72,600	2,162,754
Millennium Pharmaceuticals, Inc. (a)	16	118
Neurocrine Biosciences, Inc. (a)	13,300	576,821
QLT, Inc. (a)	13,500	109,129
Regeneron Pharmaceuticals, Inc. (a)	18,140	339,762
Techne Corp. (a)	9,810	223,864
Telik, Inc. (a)	300	3,378
Transkaryotic Therapies, Inc. (a)	7,940	38,906
Trimeris, Inc. (a)	6,800	287,436
Vertex Pharmaceuticals, Inc. (a)	19,750	273,340
XOMA Ltd. (a)	24,000	93,120
Zymogenetics, Inc.	1,800	17,694
TOTAL BIOTECHNOLOGY		21,536,978
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Epix Medical, Inc. (a)	2,900	21,315
PHARMACEUTICALS - 2.9%
Barr Laboratories, Inc. (a)	500	39,525
Guilford Pharmaceuticals, Inc. (a)	7,000	20,790
Ligand Pharmaceuticals, Inc. Class B (a)	10,200	47,532
Schering-Plough Corp.	2,900	52,519
Scios, Inc. (a)	14,100	462,480
Sepracor, Inc. (a)	11,796	132,941
Shire Pharmaceuticals Group PLC sponsored ADR (a)	6,000	101,580
TOTAL PHARMACEUTICALS		857,367
TOTAL COMMON STOCKS (Cost $27,030,042)		22,415,660
Convertible Bonds - 0.5%
	Principal Amount	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c)	$ 90,000	$ 52,200
PHARMACEUTICALS - 0.3%
Sepracor, Inc. 5.75% 11/15/06 (c)	120,000	87,600
TOTAL CONVERTIBLE BONDS (Cost $204,763)		139,800
Money Market Funds - 16.9%
	Shares
Fidelity Cash Central Fund, 1.39% (b) (Cost $4,985,371)	4,985,371	4,985,371
Cash Equivalents - 6.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.29%, dated 1/31/03 due 2/3/03) (Cost $1,915,000)	$ 1,915,205	1,915,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $34,135,176)		29,455,831
NET OTHER ASSETS - (0.2)%		(69,589)
NET ASSETS - 100%		$ 29,386,242
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $139,800 or 0.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,917,701 and $10,835,390, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $411 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,850,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $10,173,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Biotechnology

See accompanying notes which are an integral part of the financial statements.

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $34,135,176) - See accompanying schedule		$ 29,455,831
Cash		13
Receivable for investments sold		56,944
Receivable for fund shares sold		53,689
Interest receivable		8,002
Redemption fees receivable		13
Receivable from investment adviser for expense reductions		28,244
Total assets		29,602,736
Liabilities
Payable for investments purchased	$ 72,615
Payable for fund shares redeemed	66,771
Accrued management fee	14,754
Distribution fees payable	18,540
Other payables and accrued expenses	43,814
Total liabilities		216,494
Net Assets		$ 29,386,242
Net Assets consist of:
Paid in capital		$ 50,861,984
Accumulated net investment loss		(237,225)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,559,172)
Net unrealized appreciation (depreciation) on investments		(4,679,345)
Net Assets		$ 29,386,242
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,813,673 ÷ 1,077,718 shares)		$ 4.47

Maximum offering price per share (100/94.25 of $4.47)		$ 4.74
Class T: Net Asset Value and redemption price per share ($6,904,419 ÷ 1,554,279 shares)		$ 4.44

Maximum offering price per share (100/96.50 of $4.44)		$ 4.60
Class B: Net Asset Value and offering price per share ($10,124,618 ÷ 2,305,034 shares)A		$ 4.39

Class C: Net Asset Value and offering price per share ($6,781,295 ÷ 1,543,636 shares)A		$ 4.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($762,237 ÷ 169,910 shares)		$ 4.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)
Investment Income
Interest		$ 60,868
Security lending		558
Total income		61,426

Expenses
Management fee	$ 89,428
Transfer agent fees	116,628
Distribution fees	113,439
Accounting and security lending fees	30,205
Non-interested trustees' compensation	58
Custodian fees and expenses	2,677
Registration fees	33,914
Audit	19,388
Legal	157
Miscellaneous	642
Total expenses before reductions	406,536
Expense reductions	(106,841)	299,695
Net investment income (loss)		(238,269)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(3,751,373)
Foreign currency transactions	(9)
Total net realized gain (loss)		(3,751,382)
Change in net unrealized appreciation (depreciation) on investment securities		4,358,283
Net gain (loss)		606,901
Net increase (decrease) in net assets resulting from operations		$ 368,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (238,269)	$ (609,039)
Net realized gain (loss)	(3,751,382)	(11,662,593)
Change in net unrealized appreciation (depreciation)	4,358,283	(6,936,768)
Net increase (decrease) in net assets resulting from operations	368,632	(19,208,400)
Share transactions - net increase (decrease)	(1,797,339)	21,911,313
Redemption fees	18,499	34,461
Total increase (decrease) in net assets	(1,410,208)	2,737,374

Net Assets
Beginning of period	30,796,450	28,059,076
End of period (including accumulated net investment loss of $237,225 and undistributed net investment income of $1,044, respectively)	$ 29,386,242	$ 30,796,450

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.04)
Net realized and unrealized gain (loss)	.10	(2.64)	(2.88)
Total from investment operations	.08	(2.71)	(2.92)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.47	$ 4.39	$ 7.09
Total Return B, C, D	1.82%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.26% A	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.47% A	1.46%	1.49% A
Net investment income (loss)	(1.07)% A	(1.19) %	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,814	$ 4,657	$ 4,232
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.05)
Net realized and unrealized gain (loss)	.10	(2.62)	(2.89)
Total from investment operations	.07	(2.71)	(2.94)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.44	$ 4.37	$ 7.07
Total Return B, C, D	1.60%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.57% A	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.72% A	1.72%	1.74% A
Net investment income (loss)	(1.32)% A	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,904	$ 6,861	$ 7,721
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.10	(2.61)	(2.89)
Total from investment operations	.06	(2.73)	(2.96)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.39	$ 4.33	$ 7.05
Total Return B, C, D	1.39%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.96% A	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.24% A
Net investment income (loss)	(1.82)% A	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,125	$ 10,218	$ 8,875
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.10	(2.61)	(2.89)
Total from investment operations	.06	(2.73)	(2.96)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.39	$ 4.33	$ 7.05
Total Return B, C, D	1.39%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.73% A	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.24% A
Net investment income (loss)	(1.82)% A	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,781	$ 8,204	$ 6,321
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)	(.03)
Net realized and unrealized gain (loss)	.11	(2.64)	(2.89)
Total from investment operations	.09	(2.70)	(2.92)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.49	$ 4.40	$ 7.09
Total Return B, C	2.05%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.22% A	1.22%	1.24% A
Net investment income (loss)	(.82)% A	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762	$ 857	$ 911
Portfolio turnover rate	67% A	113%	64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,639,864	|
Unrealized depreciation	(6,899,460)
Net unrealized appreciation (depreciation)	$ (5,259,596)
Cost for federal income tax purposes	$ 34,715,427

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale as an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 6,001	$ -	$ -
Class T	.25%	.25%	17,304	-	-
Class B	.75%	.25%	52,209	39,156	-
Class C	.75%	.25%	37,925	17,272	-
			$ 113,439	$ 56,428	$ -

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 8,582	$ 3,344
Class T	12,619	2,205
Class B*	32,127	32,127
Class C*	4,693	4,693
	$ 58,021	$ 42,369

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,430	.85*
Class T	31,483	.91*
Class B	41,749	.80*
Class C	21,685	.57*
Institutional Class	1,281	.31*
	$ 116,628

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $41,159 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,235
Class T	1.75%	28,190
Class B	2.25%	36,891
Class C	2.25%	18,066
Institutional Class	1.25%	893
		$ 102,275

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 4,556	$ 10
Class A	-	-	-
Class T	-	-	-
	$ -	$ 4,556	$ 10

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	194,627	848,785	$ 877,095	$ 5,562,171
Shares redeemed	(177,760)	(384,919)	(784,242)	(2,272,579)
Net increase (decrease)	16,867	463,866	$ 92,853	$ 3,289,592
Class T
Shares sold	408,854	1,079,333	$ 1,801,933	$ 7,101,784
Shares redeemed	(424,281)	(601,044)	(1,831,936)	(3,524,433)
Net increase (decrease)	(15,427)	478,289	$ (30,003)	$ 3,577,351
Class B
Shares sold	406,138	2,150,963	$ 1,781,528	$ 13,924,032
Shares redeemed	(459,107)	(1,051,240)	(2,040,698)	(6,284,958)
Net increase (decrease)	(52,969)	1,099,723	$ (259,170)	$ 7,639,074
Class C
Shares sold	240,174	1,457,264	$ 1,064,337	$ 9,470,324
Shares redeemed	(589,476)	(460,985)	(2,557,980)	(2,621,050)
Net increase (decrease)	(349,302)	996,279	$ (1,493,643)	$ 6,849,274
Institutional Class
Shares sold	9,636	135,985	$ 44,028	$ 963,997
Shares redeemed	(34,205)	(69,886)	(151,404)	(407,975)
Net increase (decrease)	(24,569)	66,099	$ (107,376)	$ 556,022

Biotechnology

Advisor Consumer Industries Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - Inst CL	-6.58%	-18.29%	4.16%	54.20%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Consumer Industries	-6.83%	-16.86%	7.11%	55.01%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 289 stocks designed to measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages - alcoholic and non-alcoholic, food, personal care, household products, and tobacco companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Consumer - Inst CL	-18.29%	0.82%	6.98%
S&P 500	-23.02%	-1.33%	5.81%
GS Consumer Industries	-16.86%	1.38%	7.07%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Consumer Industries did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Consumer Industries Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to Shareholders: The
following is an interview with Christian Zann, who became Portfolio Manager of Fidelity Advisor Consumer Industries Fund on December 2, 2002

Q. How did the fund perform, Christian?

A. For the six-month period that ended on January 31, 2003, the fund's Institutional Class shares returned -6.58%. For the comparable period, the Goldman Sachs Consumer Industries Index - an index of 289 stocks designed to measure the performance of companies in the consumer industries sector - declined 6.83%, while the Standard & Poor's 500 Index fell 5.27%. For the 12-month period that ended on January 31, 2003, the fund's Institutional Class shares returned -18.29%, compared with returns of -16.86% for the Goldman Sachs index and -23.02% for the S&P 500 index.

Q. The fund performed roughly in line with the Goldman Sachs index during the past six months, but lagged the S&P 500. Why?

A. Its modest underperformance relative to the S&P 500 was mainly attributable to two factors. The first factor holding back our performance was not owning enough of the most defensive stocks in the consumer universe - namely, some of the household and consumer products companies, such as Procter & Gamble and Unilever - and also underweighting some of the food companies, including General Mills and Sara Lee. The second factor was a company-specific problem at Tropical Sportswear, a small-cap apparel company that was severely punished by the market when it was unable to deliver on its manufacturing commitments. Fund performance also was constrained by an overweighting in tobacco stocks, particularly Altria Group - formerly Philip Morris - whose earnings suffered as a result of competitive pressure from the lower-priced generic brands.

Q. What strategies worked out better?

A. There were a few other strategies in place that worked out pretty well overall. One of these was to avoid food retailers, such as supermarkets, which were losing market share to Wal-Mart, given the lower cost structure of its grocery business. Another beneficial strategy was to underweight traditional retail department stores, such as Sears, Kroger and May Department Stores, which were losing share in a generally weak retail environment to hot new competitors such as Kohl's and Target. Performance also was aided by the fund's large overweighting in broadcasting and media stocks, whose valuations began to appreciate on the strength of increasing political and corporate advertising activity during the six-month period.

Semiannual Report

Advisor Consumer Industries Fund
Fund Talk: The Manager's Overview - continued

Q. Which individual stocks did the most to help performance?

A. Interestingly, several broadcasting and cable TV stocks - names that had not performed well in the recent past - were among the top contributors to performance during the period. Clear Channel, Fox Entertainment Group and Liberty Media were the three best-performing stocks in the portfolio, with Comcast and Viacom also among our top-10 contributors. Astute stock picking in the Internet portal and Internet retail spaces also added substantial value, with two well-known names - Yahoo! and Amazon - also contributing top-10 performances. Yahoo! continued to show fantastic growth as an Internet portal even as its stock price receded in the wake of the dot-com bubble bursting. We believed there was substantial value in this stock, particularly at these low multiples, and our favorable outlook proved correct. Amazon appreciated as a result of both the growing consumer trend toward online shopping and the company's decision to extend its product offering beyond books and CDs to include home electronics, apparel and other consumer products.

Q. Where were the disappointments?

A. As mentioned earlier, the biggest drag on performance was Tropical Sportswear. We bought it on the strength of its growth prospects; it distributes its product line through such top retailers as Wal-Mart and Kohl's. The disappointment resulted when the company unexpectedly couldn't deliver on its manufacturing commitments, which led to earnings shortfalls and a severely contracting stock price. Weakening consumer discretionary spending cut into earnings at Best Buy, the consumer electronics retailer, and Christopher & Banks, the apparel retailer, dampening the stock performance of both.

Q. What's your outlook for the next six months?

A. I maintain a cautious stance toward the consumer as we move into 2003. Consumer spending, which is tied to growth in disposable income, showed both positive and negative signs over the final months of 2002, which suggests a mixed outlook for 2003. Recent unemployment data suggests a stabilizing - but not improving - job market, which also may put pressure on growth in disposable income. At the same time, however, the signs that corporate spending on advertising is starting to pick up could sustain further strengthening in the media portion of the portfolio. While I don't expect to make any dramatic changes in the near-term, I believe that subtle shifts in sector weightings to accommodate these concerns may be in store.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $41 million.

Manager: Christian Zann, since December 2002; joined Fidelity in 1996

3

Consumer Industries Fund

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Procter & Gamble Co.	7.1
The Coca-Cola Co.	4.4
Clear Channel Communications, Inc.	4.1
Altria Group, Inc.	4.0
Viacom, Inc. Class B (non-vtg.)	3.9
Wal-Mart Stores, Inc.	3.7
Fox Entertainment Group, Inc. Class A	3.4
Gillette Co.	3.3
Colgate-Palmolive Co.	2.6
Comcast Corp. Class A (special)	2.6
39.1
Top Industries as of January 31, 2003
% of fund's net assets
Media	23.2%
Household Products	10.1%
Beverages	9.8%
Specialty Retail	9.1%
Food Products	6.6%
All Others*	41.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Harley-Davidson, Inc.	6,200	$ 259,036
BEVERAGES - 9.8%
Anheuser-Busch Companies, Inc.	17,600	835,472
Coca-Cola Enterprises, Inc.	3,000	66,090
Coca-Cola Femsa SA de CV sponsored ADR	5,800	106,082
Pepsi Bottling Group, Inc.	5,600	141,960
PepsiCo, Inc.	26,149	1,058,512
The Coca-Cola Co.	44,450	1,798,447
TOTAL BEVERAGES		4,006,563
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Aramark Corp. Class B (a)	7,200	161,208
Cendant Corp. (a)	34,400	381,152
Cintas Corp.	5,800	239,540
Labor Ready, Inc. (a)	33,900	217,638
Manpower, Inc.	5,300	183,804
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,183,342
FOOD & DRUG RETAILING - 2.9%
CVS Corp.	33,300	753,246
Sysco Corp.	13,100	384,747
Whole Foods Market, Inc. (a)	900	45,738
TOTAL FOOD & DRUG RETAILING		1,183,731
FOOD PRODUCTS - 6.6%
ConAgra Foods, Inc.	9,500	233,035
Dean Foods Co. (a)	20,700	803,574
Fresh Del Monte Produce, Inc.	9,500	196,650
Hershey Foods Corp.	3,200	206,400
Kraft Foods, Inc. Class A	14,000	445,900
McCormick & Co., Inc. (non-vtg.)	1,760	39,424
The J.M. Smucker Co.	141	5,640
Tyson Foods, Inc. Class A	7,700	79,387
Unilever NV (NY Shares)	11,000	623,810
Wm. Wrigley Jr. Co.	1,100	61,072
TOTAL FOOD PRODUCTS		2,694,892
HOTELS, RESTAURANTS & LEISURE - 5.2%
Boyd Gaming Corp. (a)	9,600	128,448
Brinker International, Inc. (a)	8,300	246,925
Carnival Corp.	8,100	195,210
International Speedway Corp. Class A	6,600	246,378
Marriott International, Inc. Class A	1,800	56,160
McDonald's Corp.	28,100	400,144
MGM Mirage, Inc. (a)	2,900	75,980
Outback Steakhouse, Inc.	15,000	489,750

	Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	12,100	$ 193,237
Wendy's International, Inc.	4,120	111,858
TOTAL HOTELS, RESTAURANTS & LEISURE		2,144,090
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	900	46,773
HOUSEHOLD PRODUCTS - 10.1%
Colgate-Palmolive Co.	21,000	1,069,110
Kimberly-Clark Corp.	3,700	171,384
Procter & Gamble Co.	33,885	2,899,539
TOTAL HOUSEHOLD PRODUCTS		4,140,033
INTERNET & CATALOG RETAIL - 1.1%
Amazon.com, Inc. (a)	13,800	301,530
J. Jill Group, Inc. (a)	12,300	148,830
TOTAL INTERNET & CATALOG RETAIL		450,360
INTERNET SOFTWARE & SERVICES - 1.1%
Overture Services, Inc. (a)	9,800	227,654
Yahoo!, Inc. (a)	13,200	240,240
TOTAL INTERNET SOFTWARE & SERVICES		467,894
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Mattel, Inc.	13,700	274,000
MEDIA - 23.2%
AMC Entertainment, Inc. (a)	21,200	174,900
Clear Channel Communications, Inc. (a)	41,649	1,669,292
Comcast Corp.:
Class A (a)	16,800	447,384
Class A (special) (a)	41,780	1,068,732
Cox Communications, Inc. Class A (a)	21,100	610,634
E.W. Scripps Co. Class A	1,100	90,178
EchoStar Communications Corp. Class A (a)	5,300	137,535
Emmis Communications Corp. Class A (a)	4,100	89,954
Entercom Communications Corp. Class A (a)	5,700	278,388
Fox Entertainment Group, Inc. Class A (a)	50,600	1,398,078
Gannett Co., Inc.	4,380	318,251
Liberty Media Corp. Class A (a)	64,900	647,053
Meredith Corp.	6,500	274,235
Omnicom Group, Inc.	4,100	247,230
Radio One, Inc. Class D (non-vtg.) (a)	11,100	169,608
Regal Entertainment Group Class A	400	7,688
Univision Communications, Inc. Class A (a)	2,700	71,172
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Viacom, Inc.:
Class A (a)	4,800	$ 185,040
Class B (non-vtg.) (a)	41,897	1,615,129
TOTAL MEDIA		9,500,481
MULTILINE RETAIL - 6.4%
Big Lots, Inc. (a)	18,600	232,500
Dollar Tree Stores, Inc. (a)	4,100	90,040
Family Dollar Stores, Inc.	2,700	81,324
Kohl's Corp. (a)	11,200	586,544
Nordstrom, Inc.	4,600	82,984
Saks, Inc. (a)	3,200	28,352
Wal-Mart Stores, Inc.	31,980	1,528,644
TOTAL MULTILINE RETAIL		2,630,388
PERSONAL PRODUCTS - 4.6%
Avon Products, Inc.	10,850	542,500
Gillette Co.	45,300	1,354,470
TOTAL PERSONAL PRODUCTS		1,896,970
SOFTWARE - 0.6%
Electronic Arts, Inc. (a)	4,800	248,688
SPECIALTY RETAIL - 9.1%
AutoNation, Inc. (a)	5,300	63,070
Best Buy Co., Inc. (a)	4,950	129,146
Borders Group, Inc. (a)	20,600	312,090
Christopher & Banks Corp. (a)	16,000	297,600
Foot Locker, Inc.	18,700	188,870
Home Depot, Inc.	18,990	396,891
Hot Topic, Inc. (a)	5,200	123,240
Kirkland's, Inc.	17,000	197,200
Limited Brands, Inc.	9,000	113,310
Lowe's Companies, Inc.	28,800	984,384
Office Depot, Inc. (a)	5,900	78,765
PETCO Animal Supplies, Inc.	8,000	168,080
PETsMART, Inc. (a)	12,900	193,500
Ross Stores, Inc.	2,500	97,525
Staples, Inc. (a)	9,500	163,115
Too, Inc. (a)	9,600	159,840
Williams-Sonoma, Inc. (a)	2,300	54,441
TOTAL SPECIALTY RETAIL		3,721,067
TEXTILES APPAREL & LUXURY GOODS - 3.6%
Brown Shoe Co., Inc.	13,700	359,214
Coach, Inc. (a)	4,000	127,800
Liz Claiborne, Inc.	8,400	241,248
NIKE, Inc. Class B	5,900	262,786
Oshkosh B'Gosh, Inc. Class A	3,500	84,105
Reebok International Ltd. (a)	3,400	102,816

	Shares	Value (Note 1)
Russell Corp.	7,000	$ 112,210
Tropical Sportswear International Corp. (a)	43,300	201,345
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,491,524
TOBACCO - 4.0%
Altria Group, Inc.	43,000	1,628,410
TOTAL COMMON STOCKS (Cost $40,240,879)		37,968,242
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 1.39% (b)	1,707,960	1,707,960
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	3,038,571	3,038,571
TOTAL MONEY MARKET FUNDS (Cost $4,746,531)		4,746,531
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $44,987,410)		42,714,773
NET OTHER ASSETS - (4.2)%		(1,710,664)
NET ASSETS - 100%		$ 41,004,109
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $24,081,274 and $18,218,174, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,625 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,251,000 all of which will expire on July 31, 2010.

Consumer Industries

See accompanying notes which are an integral part of the financial statements.

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,034,181) (cost $44,987,410) - See accompanying schedule		$ 42,714,773
Receivable for investments sold		2,627,001
Receivable for fund shares sold		167,911
Dividends receivable		27,126
Interest receivable		1,917
Other receivables		544
Total assets		45,539,272

Liabilities
Payable for investments purchased	$ 1,312,022
Payable for fund shares redeemed	102,816
Accrued management fee	25,233
Distribution fees payable	24,634
Other payables and accrued expenses	31,887
Collateral on securities loaned, at value	3,038,571
Total liabilities		4,535,163

Net Assets		$ 41,004,109
Net Assets consist of:
Paid in capital		$ 47,446,298
Accumulated net investment loss		(152,945)
Accumulated undistributed net realized gain (loss) on investments		(4,016,607)
Net unrealized appreciation (depreciation) on investments		(2,272,637)
Net Assets		$ 41,004,109
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,749,248 ÷ 652,936 shares)		$ 11.87

Maximum offering price per share (100/94.25 of $11.87)		$ 12.59
Class T: Net Asset Value and redemption price per share ($12,558,702 ÷ 1,071,750 shares)		$ 11.72

Maximum offering price per share (100/96.50 of $11.72)		$ 12.15
Class B: Net Asset Value and offering price per share ($13,931,981 ÷ 1,225,431 shares)A		$ 11.37

Class C: Net Asset Value and offering price per share ($6,159,512 ÷ 541,021 shares)A		$ 11.38

Institutional: Net Asset Value, offering price and redemption price per share ($604,666 ÷ 50,121 shares)		$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 214,517
Interest		29,870
Security lending		3,286
Total income		247,673

Expenses
Management fee	$ 122,960
Transfer agent fees	92,259
Distribution fees	148,408
Accounting and security lending fees	30,375
Non-interested trustees' compensation	81
Custodian fees and expenses	1,951
Registration fees	33,581
Audit	9,409
Legal	323
Miscellaneous	517
Total expenses before reductions	439,864
Expense reductions	(39,246)	400,618
Net investment income (loss)		(152,945)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(2,539,973)
Change in net unrealized appreciation (depreciation) on investment securities		(432,172)
Net gain (loss)		(2,972,145)
Net increase (decrease) in net assets resulting from operations		$ (3,125,090)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (152,945)	$ (313,840)
Net realized gain (loss)	(2,539,973)	(1,106,462)
Change in net unrealized appreciation (depreciation)	(432,172)	(5,550,831)
Net increase (decrease) in net assets resulting from operations	(3,125,090)	(6,971,133)
Distributions to shareholders from net realized gain	-	(880,542)
Share transactions - net increase (decrease)	4,360,557	9,811,601
Redemption fees	15,376	9,033
Total increase (decrease) in net assets	1,250,843	1,968,959

Net Assets
Beginning of period	39,753,266	37,784,307
End of period (including accumulated net investment loss of $152,945 and $0, respectively)	$ 41,004,109	$ 39,753,266

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	.01	(.04)	(.03)	(.06)
Net realized and unrealized gain (loss)	(.82)	(2.09)	.15	(.68)	1.80	3.31
Total from investment operations	(.84)	(2.14)	.16	(.72)	1.77	3.25
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)	(1.68)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.85)	(1.68)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.03
Net asset value, end of period	$ 11.87	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Total Return B, C, D	(6.61)%	(14.30)%	1.06%	(4.48)%	13.49%	27.48%
Ratios to Average Net Assets F
Expenses before expense reductions	1.72% A	1.69%	1.71%	1.62%	1.61%	2.47%
Expenses net of voluntary waivers, if any	1.53% A	1.50%	1.50%	1.50%	1.55%	1.75%
Expenses net of all reductions	1.48% A	1.47%	1.49%	1.49%	1.54%	1.73%
Net investment income (loss)	(.30)% A	(.36)%	.08%	(.24)%	(.19)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,749	$ 7,209	$ 4,648	$ 3,609	$ 3,504	$ 2,220
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.02)	(.08)	(.06)	(.10)
Net realized and unrealized gain (loss)	(.82)	(2.05)	.15	(.67)	1.79	3.28
Total from investment operations	(.85)	(2.14)	.13	(.75)	1.73	3.18
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)	(1.66)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.81)	(1.66)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.03
Net asset value, end of period	$ 11.72	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Total Return B, C, D	(6.76)%	(14.44)%	.87%	(4.69)%	13.20%	26.93%
Ratios to Average Net Assets F
Expenses before expense reductions	1.89% A	1.89%	1.98%	1.85%	1.83%	2.21%
Expenses net of voluntary waivers, if any	1.78% A	1.75%	1.75%	1.75%	1.79%	2.00%
Expenses net of all reductions	1.73% A	1.72%	1.73%	1.73%	1.77%	1.98%
Net investment income (loss)	(.55)% A	(.61)%	(.17)%	(.49)%	(.42)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,559	$ 12,132	$ 12,899	$ 13,275	$ 21,714	$ 13,989
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.06)	(.15)	(.10)	(.15)	(.14)	(.17)
Net realized and unrealized gain (loss)	(.79)	(2.01)	.14	(.67)	1.79	3.26
Total from investment operations	(.85)	(2.16)	.04	(.82)	1.65	3.09
Distributions from net realized gain	-	(.35)	-	(.20)	(.81)	(1.64)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.81)	(1.64)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.04
Net asset value, end of period	$ 11.37	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Total Return B, C, D	(6.96)%	(14.91)%	.27%	(5.19)%	12.71%	26.30%
Ratios to Average Net Assets F
Expenses before expense reductions	2.40% A	2.39%	2.51%	2.41%	2.39%	3.46%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.20% A	2.22%	2.24%	2.24%	2.30%	2.48%
Net investment income (loss)	(1.02)% A	(1.11)%	(.67)%	(.99)%	(.95)%	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,932	$ 13,807	$ 13,483	$ 9,021	$ 9,832	$ 5,419
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) E	(.06)	(.15)	(.10)	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	(.80)	(2.01)	.14	(.67)	1.80	2.87
Total from investment operations	(.86)	(2.16)	.04	(.82)	1.65	2.74
Distributions from net realized gain	-	(.35)	-	(.20)	(.83)	(.49)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.83)	(.49)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.04
Net asset value, end of period	$ 11.38	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Total Return B, C, D	(7.03)%	(14.89)%	.27%	(5.19)%	12.72%	22.67%
Ratios to Average Net Assets G
Expenses before expense reductions	2.35% A	2.35%	2.49%	2.42%	2.42%	4.85%A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25%	2.32%	2.50%A
Expenses net of all reductions	2.20% A	2.22%	2.24%	2.24%	2.30%	2.48%A
Net investment income (loss)	(1.02)% A	(1.11)%	(.67)%	(.99)%	(.95)%	(1.27)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,160	$ 5,391	$ 5,504	$ 3,048	$ 2,758	$ 1,461
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Income from Investment Operations
Net investment income (loss) D	-	(.02)	.05	-	.02	(.03)
Net realized and unrealized gain (loss)	(.85)	(2.10)	.15	(.69)	1.81	3.31
Total from investment operations	(.85)	(2.12)	.20	(.69)	1.83	3.28
Distributions from net realized gain	-	(.35)	-	(.20)	(.85)	(1.70)
Distributions in excess of net realized gain	-	-	-	(.06)	-	-
Total distributions	-	(.35)	-	(.26)	(.85)	(1.70)
Redemption fees added to paid in capital D	-	-	-	.02	.01	.03
Net asset value, end of period	$ 12.06	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Total Return B, C	(6.58)%	(14.00)%	1.32%	(4.20)%	13.87%	27.70%
Ratios to Average Net Assets E
Expenses before expense reductions	1.53% A	1.39%	1.57%	1.31%	1.29%	1.78%
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.26%	1.50%
Expenses net of all reductions	1.20% A	1.22%	1.24%	1.24%	1.24%	1.48%
Net investment income (loss)	(.02)% A	(.11)%	.33%	.01%	.11%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 605	$ 1,215	$ 1,249	$ 1,449	$ 5,954	$ 4,745
Portfolio turnover rate	95% A	136%	77%	69%	80%	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,393,412	|
Unrealized depreciation	(4,807,413)
Net unrealized appreciation (depreciation)	$ (2,414,001)
Cost for federal income tax purposes	$ 45,128,774

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 10,566	$ -	$ 949
Class T	.28%	.25%	33,492	-	1,578
Class B	.75%	.25%	72,577	54,433	-
Class C	.75%	.25%	31,773	5,950	-
			$ 148,408	$ 60,383	$ 2,527

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 18,853	$ 8,336
Class T	7,094	1,889
Class B*	25,265	25,265
Class C*	1,066	1,066
	$ 52,278	$ 36,556

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 19,003	.49*
Class T	26,354	.41*
Class B	32,222	.44*
Class C	12,662	.40*
Institutional Class	2,018	.58*
	$ 92,259

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,851 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 7,390
Class T	1.75%	6,943
Class B	2.25%	10,727
Class C	2.25%	3,215
Institutional Class	1.25%	979
		$ 29,254

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 7,465
Class A	949	-
Class T	1,578	-
	$ 2,527	$ 7,465

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net realized gain
Class A	$ -	$ 102,669
Class T	-	295,235
Class B	-	320,702
Class C	-	132,591
Institutional Class	-	29,345
Total	$ -	$ 880,542

Consumer Industries

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	251,945	409,150	$ 3,179,881	$ 6,029,949
Reinvestment of distributions	-	6,798	-	95,578
Shares redeemed	(166,064)	(154,808)	(2,059,575)	(2,163,115)
Net increase (decrease)	85,881	261,140	$ 1,120,306	$ 3,962,412
Class T
Shares sold	281,047	327,771	$ 3,527,580	$ 4,644,759
Reinvestment of distributions	-	20,155	-	280,760
Shares redeemed	(174,639)	(239,101)	(2,151,515)	(3,357,113)
Net increase (decrease)	106,408	108,825	$ 1,376,065	$ 1,568,406
Class B
Shares sold	314,522	495,785	$ 3,823,096	$ 6,882,458
Reinvestment of distributions	-	19,349	-	263,342
Shares redeemed	(218,661)	(300,907)	(2,603,178)	(4,053,212)
Net increase (decrease)	95,861	214,227	$ 1,219,918	$ 3,092,588
Class C
Shares sold	156,884	202,225	$ 1,887,437	$ 2,803,806
Reinvestment of distributions	-	8,123	-	110,717
Shares redeemed	(56,292)	(143,067)	(680,110)	(1,928,847)
Net increase (decrease)	100,592	67,281	$ 1,207,327	$ 985,676
Institutional Class
Shares sold	12,346	32,421	$ 157,974	$ 470,577
Reinvestment of distributions	-	1,131	-	16,100
Shares redeemed	(56,387)	(20,594)	(721,033)	(284,158)
Net increase (decrease)	(44,041)	12,958	$ (563,059)	$ 202,519

Semiannual Report

Advisor Cyclical Industries Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - Inst CL	-7.10%	-19.47%	7.03%	46.82%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Cyclical Industries	-10.45%	-17.80%	-14.22%	16.64%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 249 stocks designed to measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of the economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Cyclical - Inst CL	-19.47%	1.37%	6.17%
S&P 500	-23.02%	-1.33%	5.81%
GS Cyclical Industries	-17.80%	-3.02%	2.43%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Cyclical Industries did over the same period.

Semiannual Report

Advisor Cyclical Industries Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Matthew Fruhan, Portfolio Manager of Fidelity Advisor Cyclical
Industries Fund

Q. How did the fund perform, Matt?

A. For the six months that ended January 31, 2003, the fund's Institutional Class shares had a total return of -7.10%. During the same period, the Goldman Sachs Cyclical Industries Index, an index of 249 stocks designed to measure the performance of companies in the cyclical industries sector, returned -10.45%, while the Standard & Poor's 500 Index had a return of -5.27%. For the 12-month period that ended January 31, 2003, the fund's Institutional Class shares had a total return of -19.47%, while the Goldman Sachs index returned -17.80% and the S&P 500 index returned -23.02%.

Q. What were the principal factors that affected the fund's performance during the past six months?

A. A confluence of factors pulled down the prices of most stocks during the six-month period. Stocks felt the effects of disappointing corporate earnings and growing investor distrust over controversial and, in a number of cases, fraudulent accounting. In the fourth quarter of 2002, optimism about the economy grew, lifting the major stock averages, but uncertainty returned during the final two months of the period. Since cyclical stocks did not fully participate in that fourth-quarter rally, they lagged the overall market for the six-month period. Fund performance relative to the Gold-
man Sachs index was helped by my decisions to maintain an overweighted position in Tyco International, which began to recover from its earlier losses, and to underweight General Electric, which trailed other cyclical stocks.

Q. What have been your key strategies?

A. My strategy has been to buy industries and companies that are near the troughs - or lows - of their earnings cycles. I do not try to predict when changes in the economic cycle may begin. Because I viewed persistently strong consumer spending as the primary factor that had kept the economy from entering a prolonged recession, I thought many consumer-sensitive companies probably were closer to the peak than the trough of their earnings cycles. In response, I underweighted consumer-related industries, including automobile companies, home furnishings and home building-related companies. At the same time, I overweighted companies in basic industries such as chemicals, metals and paper. These commodity industries were reining in supply growth, which could ultimately lead to higher capacity utilization and earnings.

Semiannual Report

Advisor Cyclical Industries Fund
Fund Talk: The Manager's Overview - continued

Q. In a challenging period for cyclicals, what investments helped fund performance?

A. Tyco International, the fund's third-largest position at the end of the period, provided the single biggest boost to performance. Its stock declined sharply in early 2002 because of accounting and liquidity issues. However, a recent report on Tyco's financial records indicated that its accounting issues are limited in scope. In addition, the company's recent access to the capital markets has started to remove concerns over Tyco's balance sheet. I kept an overweighted position in Tyco because I felt the stock was undervalued given its long-term earnings power. The stock rebounded significantly during the period, although it still was far short of its price levels before the company's controversies. Dow Chemical, another large holding, also supported performance. Its stock had fallen to a very cheap valuation level earlier in 2002 because of worries about potential asbestos liability. However, the company has an attractive dividend yield and supply growth estimates for the industry are being scaled back. Both of these factors helped lift its stock price. Veridian, a defense electronics contractor, was another good performer. Underweighting auto and airline stocks, both of which performed poorly, also helped. Auto sales were strong but earnings were diluted by expensive promotions. Airline industry stocks fell hard, hurt by lower-than-expected passenger usage and high fixed costs.

Q. What were some of the major detractors?

A. SPX, an industrial company, was a disappointment, underperforming because of its exposure to the automobile industry. Major defense contractors such as Lockheed Martin and Raytheon fell during the past six months because of concerns about their pension liabilities and their potential impact on earnings growth. Sabre Holdings, which operates an airline reservation service, underperformed as doubts grew about the earnings prospects for airlines. I sold Raytheon and Sabre before the end of the period.

Q. What's your outlook, Matt?

A. I think cyclical stocks have strong potential to perform well when the economy rebounds. Historically, cyclicals have shown striking gains as the economy comes out of recession. At the end of the period, many cyclicals had very cheap valuations and were near the bottoms of their earnings cycles, as weak demand has left their production capacity underutilized. Any increase in demand can act as a powerful lever on the earnings power of this sector as production ramps up. I have balanced the portfolio between companies whose earnings are highly leveraged to the economy and those more secular growth names that offer defensive protection if the sector does not rebound quickly.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than
$22 million

Manager: Matthew Fruhan, since August 2002; joined Fidelity in 1995

3

Cyclical Industries

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
General Electric Co.	5.8
Dow Chemical Co.	5.8
Tyco International Ltd.	5.7
3M Co.	4.8
United Technologies Corp.	4.2
Northrop Grumman Corp.	3.7
Lockheed Martin Corp.	3.3
Emerson Electric Co.	2.3
Praxair, Inc.	2.2
General Motors Corp.	2.0
39.8
Top Industries as of January 31, 2003
% of fund's net assets
Aerospace & Defense	16.9%
Industrial Conglomerates	16.6%
Chemicals	14.8%
Machinery	12.7%
Road & Rail	5.3%
All Others*	33.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 16.9%
Aeroflex, Inc. (a)	2,500	$ 20,000
Alliant Techsystems, Inc. (a)	800	43,488
BAE Systems PLC	39,500	74,009
BE Aerospace, Inc. (a)	17,600	60,016
Boeing Co.	11,100	350,649
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,100	57,810
General Dynamics Corp.	2,800	185,192
Goodrich Corp.	6,400	110,080
Integrated Defense Technologies, Inc.	12,200	159,210
Lockheed Martin Corp.	14,514	740,940
Northrop Grumman Corp.	9,307	850,753
United Technologies Corp.	14,811	941,683
Veridian Corp.	11,200	236,320
TOTAL AEROSPACE & DEFENSE		3,830,150
AIR FREIGHT & LOGISTICS - 2.5%
C.H. Robinson Worldwide, Inc.	1,900	53,238
CNF, Inc.	1,900	57,228
FedEx Corp.	6,600	347,160
Ryder System, Inc.	5,400	121,662
TOTAL AIR FREIGHT & LOGISTICS		579,288
AIRLINES - 1.6%
Alaska Air Group, Inc. (a)	3,100	61,287
Delta Air Lines, Inc.	5,100	46,614
JetBlue Airways Corp.	2,430	68,769
Northwest Airlines Corp. (a)	5,850	36,680
Southwest Airlines Co.	11,437	149,253
TOTAL AIRLINES		362,603
AUTO COMPONENTS - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	4,900	123,333
BorgWarner, Inc.	2,600	139,230
Delphi Corp.	11,800	100,536
TOTAL AUTO COMPONENTS		363,099
AUTOMOBILES - 3.1%
Ford Motor Co.	13,100	119,341
General Motors Corp.	12,506	454,343
Winnebago Industries, Inc.	3,600	123,804
TOTAL AUTOMOBILES		697,488
BUILDING PRODUCTS - 3.2%
American Standard Companies, Inc. (a)	6,700	446,622
Masco Corp.	15,200	276,488
TOTAL BUILDING PRODUCTS		723,110

	Shares	Value (Note 1)
CHEMICALS - 14.8%
Arch Chemicals, Inc.	1,300	$ 24,284
Dow Chemical Co.	45,000	1,307,700
E.I. du Pont de Nemours & Co.	2,200	83,314
Engelhard Corp.	6,000	124,260
Ferro Corp.	5,100	117,300
Georgia Gulf Corp.	3,800	89,490
Lyondell Chemical Co.	33,500	429,135
Millennium Chemicals, Inc.	6,500	69,095
Minerals Technologies, Inc.	1,700	67,405
PolyOne Corp.	13,500	47,520
PPG Industries, Inc.	7,100	346,693
Praxair, Inc.	9,100	496,314
Rohm & Haas Co.	5,400	166,590
TOTAL CHEMICALS		3,369,100
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Allied Waste Industries, Inc. (a)	12,700	124,206
Avery Dennison Corp.	1,180	70,316
Republic Services, Inc. (a)	18,100	370,688
TOTAL COMMERCIAL SERVICES & SUPPLIES		565,210
COMMUNICATIONS EQUIPMENT - 0.2%
Harris Corp.	1,200	37,440
CONSTRUCTION & ENGINEERING - 0.8%
Jacobs Engineering Group, Inc. (a)	4,600	171,212
CONSTRUCTION MATERIALS - 0.4%
Florida Rock Industries, Inc.	700	23,520
Martin Marietta Materials, Inc.	1,374	40,121
Vulcan Materials Co.	1,000	34,050
TOTAL CONSTRUCTION MATERIALS		97,691
CONTAINERS & PACKAGING - 0.8%
Owens-Illinois, Inc. (a)	3,300	36,201
Pactiv Corp. (a)	3,600	73,476
Sealed Air Corp.	2,200	82,984
TOTAL CONTAINERS & PACKAGING		192,661
ELECTRICAL EQUIPMENT - 2.3%
Emerson Electric Co.	11,100	520,923
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Roper Industries, Inc.	1,600	55,696
Tech Data Corp. (a)	1,300	32,461
Thermo Electron Corp. (a)	3,800	69,046
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		157,203
ENERGY EQUIPMENT & SERVICES - 0.3%
Cooper Cameron Corp. (a)	1,600	77,552
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - 0.1%
Delta & Pine Land Co.	1,400	$ 28,210
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp.	1,700	54,927
HOUSEHOLD DURABLES - 3.7%
Black & Decker Corp.	1,100	40,304
Clayton Homes, Inc.	2,800	34,300
D.R. Horton, Inc.	3,500	66,850
KB Home	1,200	53,652
Lennar Corp.	4,700	253,142
Oakwood Homes Corp. (a)	3,700	1,258
Snap-On, Inc.	5,450	138,975
Standard Pacific Corp.	9,800	247,450
TOTAL HOUSEHOLD DURABLES		835,931
INDUSTRIAL CONGLOMERATES - 16.6%
3M Co.	8,880	1,106,004
General Electric Co.	56,800	1,314,349
Textron, Inc.	1,600	61,696
Tyco International Ltd.	80,600	1,290,406
TOTAL INDUSTRIAL CONGLOMERATES		3,772,455
MACHINERY - 12.7%
AGCO Corp. (a)	22,600	404,540
Albany International Corp. Class A	4,300	101,781
Astec Industries, Inc. (a)	6,100	55,510
Eaton Corp.	4,000	284,320
IDEX Corp.	4,500	131,220
Illinois Tool Works, Inc.	6,300	383,166
Ingersoll-Rand Co. Ltd. Class A	9,500	372,970
Kennametal, Inc.	3,321	105,143
Navistar International Corp. (a)	8,340	200,744
Oshkosh Truck Co.	2,100	131,817
PACCAR, Inc.	3,100	134,292
Parker Hannifin Corp.	2,600	104,806
Pentair, Inc.	11,600	426,068
SPX Corp. (a)	1,500	55,650
TOTAL MACHINERY		2,892,027
METALS & MINING - 0.7%
Massey Energy Corp.	4,300	34,830
Nucor Corp.	1,500	59,865
Phelps Dodge Corp. (a)	1,800	62,190
TOTAL METALS & MINING		156,885
OIL & GAS - 4.1%
Ashland, Inc.	2,200	61,028
Knightsbridge Tankers Ltd.	13,900	196,268
Overseas Shipholding Group, Inc.	15,900	285,564
Royal Dutch Petroleum Co. (NY Shares)	2,900	121,481

	Shares	Value (Note 1)
Stelmar Shipping Ltd. (a)	4,000	$ 63,200
Teekay Shipping Corp.	2,800	109,228
Tsakos Energy Navigation Ltd.	5,930	87,942
TOTAL OIL & GAS		924,711
PAPER & FOREST PRODUCTS - 1.0%
Boise Cascade Corp.	2,400	57,384
Bowater, Inc.	1,500	60,975
Pope & Talbot, Inc.	9,300	97,557
TOTAL PAPER & FOREST PRODUCTS		215,916
ROAD & RAIL - 5.3%
Canadian National Railway Co.	8,100	332,709
CSX Corp.	10,350	290,111
Norfolk Southern Corp.	6,500	128,050
P.A.M. Transportation Services, Inc. (a)	1,900	49,400
Union Pacific Corp.	7,100	405,126
TOTAL ROAD & RAIL		1,205,396
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Fastenal Co.	2,000	66,240
W.W. Grainger, Inc.	600	28,380
TOTAL TRADING COMPANIES & DISTRIBUTORS		94,620
TOTAL COMMON STOCKS (Cost $22,956,771)		21,925,808
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 1.39% (b)	240,531	240,531
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	870,634	870,634
TOTAL MONEY MARKET FUNDS (Cost $1,111,165)		1,111,165
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $24,067,936)	23,036,973
NET OTHER ASSETS - (1.4)%	(314,505)
NET ASSETS - 100%	$ 22,722,468
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,800,547 and $19,010,511, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,192 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $344,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $201,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $862,598) (cost $24,067,936) - See accompanying schedule		$ 23,036,973
Receivable for investments sold		630,510
Receivable for fund shares sold		31,620
Dividends receivable		17,127
Interest receivable		1,046
Redemption fees receivable		109
Other receivables		212
Total assets		23,717,597

Liabilities
Payable for fund shares redeemed	$ 71,408
Accrued management fee	11,730
Distribution fees payable	14,142
Other payables and accrued expenses	27,215
Collateral on securities loaned, at value	870,634

Total liabilities		995,129
Net Assets		$ 22,722,468
Net Assets consist of:
Paid in capital		$ 27,216,243
Accumulated net investment loss		(22,131)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,440,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,031,000)
Net Assets		$ 22,722,468
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,208,914 ÷ 271,816 shares)		$ 11.81
Maximum offering price per share (100/94.25 of $11.81)		$ 12.53
Class T: Net Asset Value and redemption price per share ($5,003,947 ÷ 426,976 shares)		$ 11.72
Maximum offering price per share (100/96.50 of $11.72)		$ 12.15
Class B: Net Asset Value and offering price per share ($8,004,539 ÷ 702,275 shares) A		$ 11.40
Class C: Net Asset Value and offering price per share ($4,753,582 ÷ 415,056 shares) A		$ 11.45
Institutional: Net Asset Value, offering price and redemption price per share ($1,751,486 ÷ 145,857 shares)		$ 12.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 208,987
Interest		12,088
Security lending		1,096
Total income		222,171

Expenses
Management fee	$ 71,051
Transfer agent fees	55,279
Distribution fees	86,627
Accounting and security lending fees	30,110
Non-interested trustees' compensation	47
Custodian fees and expenses	3,626
Registration fees	32,149
Audit	9,383
Legal	135
Miscellaneous	392
Total expenses before reductions	288,799
Expense reductions	(59,449)	229,350
Net investment income (loss)		(7,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,055,082)
Foreign currency transactions	(43)
Total net realized gain (loss)		(2,055,125)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,176
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		146,123
Net gain (loss)		(1,909,002)
Net increase (decrease) in net assets resulting from operations		$ (1,916,181)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,179)	$ (177,299)
Net realized gain (loss)	(2,055,125)	(1,062,866)
Change in net unrealized appreciation (depreciation)	146,123	(3,147,226)
Net increase (decrease) in net assets resulting from operations	(1,916,181)	(4,387,391)
Distributions to shareholders from net investment income	(14,952)	-
Share transactions - net increase (decrease)	(979,165)	11,814,051
Redemption fees	1,712	8,565
Total increase (decrease) in net assets	(2,908,586)	7,435,225

Net Assets
Beginning of period	25,631,054	18,195,829
End of period (including accumulated net investment loss of $22,131 and $0, respectively)	$ 22,722,468	$ 25,631,054

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Income from Investment Operations
Net investment income (loss)E	.02	(.04)	.04	.02	.01	(.03)
Net realized and unrealized gain (loss)	(.94)	(2.37)	1.98	(.33)	1.23	.76
Total from investment operations	(.92)	(2.41)	2.02	(.31)	1.24	.73
Distributions from net investment income	(.02)	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.40)	(.27)	(.68)	(.99)
Total distributions	(.02)	-	(.44)	(.27)	(.68)	(.99)
Redemption fees added to paid in capital E	-	.01	.01	.01	.01	.02
Net asset value, end of period	$ 11.81	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Total ReturnB,C,D	(7.22)%	(15.84)%	15.27%	(2.13)%	10.81%	6.05%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.04%A	1.83%	2.59%	2.87%	3.53%	5.40%
Expenses net of voluntary waivers, if any	1.53%A	1.50%	1.50%	1.50%	1.56%	1.75%
Expenses net of all reductions	1.46%A	1.49%	1.49%	1.49%	1.54%	1.75%
Net investment income (loss)	.37%A	(.25)%	.28%	.18%	.05%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,209	$ 3,160	$ 2,270	$ 973	$ 896	$ 471
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Income from Investment Operations
Net investment income (loss)E	.01	(.07)	-	(.01)	(.03)	(.06)
Net realized and unrealized gain (loss)	(.94)	(2.36)	2.00	(.34)	1.24	.77
Total from investment operations	(.93)	(2.43)	2.00	(.35)	1.21	.71
Distributions from net investment income	(.01)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.39)	(.25)	(.66)	(.99)
Total distributions	(.01)	-	(.40)	(.25)	(.66)	(.99)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.02
Net asset value, end of period	$ 11.72	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Total ReturnB,C,D	(7.35)%	(16.10)%	15.18%	(2.43)%	10.57%	5.91%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.24%A	2.07%	2.85%	3.12%	3.77%	4.00%
Expenses net of voluntary waivers, if any	1.78%A	1.75%	1.75%	1.75%	1.83%	2.00%
Expenses net of all reductions	1.71%A	1.74%	1.74%	1.74%	1.81%	2.00%
Net investment income (loss)	.12%A	(.50)%	.03%	(.07)%	(.22)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,004	$ 6,216	$ 5,654	$ 3,885	$ 3,471	$ 2,973
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Income from Investment Operations
Net investment income (loss)E	(.02)	(.14)	(.07)	(.07)	(.09)	(.14)
Net realized and unrealized gain (loss)	(.91)	(2.30)	1.95	(.34)	1.22	.76
Total from investment operations	(.93)	(2.44)	1.88	(.41)	1.13	.62
Distributions from net realized gain	-	-	(.37)	(.24)	(.65)	(.99)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.02
Net asset value, end of period	$ 11.40	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Total ReturnB,C,D	(7.54)%	(16.52)%	14.51%	(2.90)%	10.01%	5.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.70%A	2.58%	3.39%	3.64%	4.30%	7.44%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.31%	2.50%
Expenses net of all reductions	2.17%A	2.24%	2.24%	2.24%	2.29%	2.50%
Net investment income (loss)	(.34)%A	(1.00)%	(.47)%	(.57)%	(.70)%	(1.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043	$ 985
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss)E	(.02)	(.14)	(.07)	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	(.92)	(2.31)	2.00	(.36)	1.20	1.39
Total from investment operations	(.94)	(2.45)	1.93	(.44)	1.11	1.28
Distributions from net realized gain	-	-	(.35)	(.22)	(.67)	(.38)
Redemption fees added to paid in capitalE	-	-	-	.01	.02	.01
Net asset value, end of period	$ 11.45	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Total ReturnB,C,D	(7.59)%	(16.51)%	14.78%	(3.11)%	9.94%	10.62%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.56%A	2.49%	3.36%	3.62%	4.34%	18.91%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.28%	2.50%A
Expenses net of all reductions	2.18%A	2.24%	2.24%	2.24%	2.27%	2.50%A
Net investment income (loss)	(.35)%A	(1.00)%	(.47)%	(.57)%	(.67)%	(1.06)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,754	$ 5,143	$ 2,847	$ 625	$ 1,451	$ 165
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Income from Investment Operations
Net investment income (loss)D	.04	-	.08	.06	.04	.01
Net realized and unrealized gain (loss)	(.96)	(2.41)	2.05	(.36)	1.25	.75
Total from investment operations	(.92)	(2.41)	2.13	(.30)	1.29	.76
Distributions from net investment income	(.03)	-	(.07)	-	-	-
Distributions from net realized gain	-	-	(.40)	(.29)	(.70)	(.95)
Total distributions	(.03)	-	(.47)	(.29)	(.70)	(.95)
Redemption fees added to paid in capitalD	-	-	.01	.01	.01	.03
Net asset value, end of period	$ 12.01	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Total ReturnB,C	(7.10)%	(15.68)%	15.95%	(2.04)%	11.15%	6.32%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.51%A	1.45%	2.27%	2.50%	3.12%	3.53%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.31%	1.50%
Expenses net of all reductions	1.17%A	1.24%	1.24%	1.24%	1.29%	1.50%
Net investment income (loss)	.66%A	-%	.53%	.43%	.31%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 2,104	$ 1,751	$ 1,706	$ 3,377	$ 1,360
Portfolio turnover rate	165%A	45%	78%	111%	115%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,659,018	|
Unrealized depreciation	(3,494,229)
Net unrealized appreciation (depreciation)	$ (1,835,211)
Cost for federal income tax purposes	$ 24,872,184

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 4,626	$ -	$ 470
Class T	.28%	.25%	14,877	-	795
Class B	.75%	.25%	42,611	31,959	-
Class C	.75%	.25%	24,513	12,305	-
			$ 86,627	$ 44,264	$ 1,265

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,946	$ 2,581
Class T	5,496	723
Class B*	25,295	25,295
Class C*	1,236	1,236
	$ 35,973	$ 29,835

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,112	.55*
Class T	14,085	.50*
Class B	20,788	.49*
Class C	8,438	.34*
Institutional Class	2,856	.30*
	$ 55,279

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,074 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 8,371
Class T	1.75%	12,920
Class B	2.25%	19,303
Class C	2.25%	7,451
Institutional Class	1.25%	2,514
		$ 50,559

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction
Fund Level	$ -	$ 7,625
Class A	470	-
Class T	795	-
	$ 1,265	$ 7,625

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 5,752	$ -
Class T	4,663	-
Institutional Class	4,537	-
Total	$ 14,952	$ -

Cyclical Industries

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	136,453	294,912	$ 1,665,916	$ 4,307,075
Reinvestment of distributions	416	-	5,011	-
Shares redeemed	(113,012)	(196,765)	(1,354,161)	(2,826,455)
Net increase (decrease)	23,857	98,147	$ 316,766	$ 1,480,620
Class T
Shares sold	54,011	308,055	$ 655,599	$ 4,427,788
Reinvestment of distributions	347	-	4,150	-
Shares redeemed	(118,403)	(191,721)	(1,425,760)	(2,722,997)
Net increase (decrease)	(64,045)	116,334	$ (766,011)	$ 1,704,791
Class B
Shares sold	102,656	637,870	$ 1,216,116	$ 8,852,861
Shares redeemed	(131,097)	(291,260)	(1,538,364)	(3,991,561)
Net increase (decrease)	(28,441)	346,610	$ (322,248)	$ 4,861,300
Class C
Shares sold	51,126	338,669	$ 600,967	$ 4,711,623
Shares redeemed	(51,217)	(115,430)	(598,571)	(1,601,683)
Net increase (decrease)	(91)	223,239	$ 2,396	$ 3,109,940
Institutional Class
Shares sold	11,660	67,340	$ 144,968	$ 929,031
Reinvestment of distributions	308	-	3,771	-
Shares redeemed	(28,501)	(18,903)	(358,807)	(271,631)
Net increase (decrease)	(16,533)	48,437	$ (210,068)	$ 657,400

Semiannual Report

Advisor Developing Communications Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Developing Communications - Inst CL	5.53%	-39.66%	-58.00%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Developing Communications - Inst CL	-39.66%	-33.89%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Developing Communications Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Shep Perkins, Portfolio Manager of Fidelity Advisor Developing Communications Fund

Q. How did the fund perform, Shep?

A. It delivered positive returns and also beat its benchmarks. For the six months ending January 31, 2003, the fund's Institutional Class shares returned 5.53%. By contrast, the Goldman Sachs Technology Index, an index of 226 stocks designed to measure the performance of companies in the technology sector, returned -1.69%, while the Standard & Poor's 500 Index finished with a -5.27% mark. For the 12 months ending January 31, 2003, the fund's Institutional Class shares returned -39.66%, compared with -40.74% for the Goldman Sachs index and -23.02% for the S&P 500.

Q. Why did the fund outperform the indexes during the six-month period?

A. After suffering weakness throughout September and early October, the market delivered a nice rally in late October and November. Telecommunications and technology were two of the sectors that had been hurt the most by the selling, and they offered some of the more compelling bargains, outperforming most other sectors of the S&P 500 during the period. Compared with the Goldman Sachs index, the fund benefited from underweighting networking equipment stocks. Stock selection in networking equipment, software and services, and broadcasting and cable TV also helped our performance. On the other hand, stock selection in wireless equipment, integrated telecom services and wireline telecom equipment detracted from performance. Overall, the fund's heavier emphasis on telecommunications helped it relative to the Goldman Sachs index. Moreover, our focus on emerging equipment and service providers worked in our favor, as the group outperformed more established rivals.

Q. What was the fund's positioning during the period?

A. On an average basis, our five largest group weightings - in descending order - were integrated telecom services, broadcasting and cable TV, wireless telecom equipment, wireless telecom services and wireline telecom equipment. In each industry, I tried to emphasize companies with dominant or improving market position. Additionally, I looked for opportunities to benefit from positive catalysts, such as restructuring stories or new product cycles.

Q. Which stocks helped the fund's performance?

A. In absolute terms, the most positive contributor was Vodafone Group, the fund's second-largest holding at the end of the period. Shares of the world's largest wireless service provider rallied on reports of improving profitability and strong cash flow. Liberty Media, our largest holding at period end, also helped absolute performance, as investors continued to be attracted to the company's valuation in light of its diverse investments in other media companies. Internet portal Yahoo! was another holding that did well, beating estimates for its third- and fourth-quarter earnings. The company benefited from improving online advertising sales and an increased focus on converting users to paid subscribers for services such as e-mail and auctions. Compared with the Goldman Sachs index, our lack of exposure to Brocade Communications had a significant positive influence on performance.

Q. Which stocks detracted from performance?

A. Wireless handset maker Motorola, the fund's third-largest holding at the end of the period, topped our list of detractors by both absolute and relative measures. Despite reporting strong fourth-quarter sales in its mobile phone division, investors were concerned about the company's lukewarm forecasts for 2003. Semiconductor maker Atmel floundered under the weight of a highly leveraged balance sheet and uncertain prospects for economic growth in the new year. From a relative standpoint, not owning Nortel Networks and having a large underweighting in Nextel Communications, both of whose stock prices more than doubled during the period, hurt the fund's performance. At the end of the period, the fund did not own Atmel or Nextel Communications.

Q. What's your outlook, Shep?

A. I'm cautiously optimistic that 2003 could be a better year for the developing communications industry - probably not a great year, but a lot better than 2002. The management teams of many companies I follow are extremely focused on getting their cost structures in order, paying down debt and generally doing what is necessary to make their companies financially healthy again. Of course, there's only so much cost-cutting and debt reduction you can do. Overcapacity remains a problem that will have to be remedied in a number of markets. For example, we'll likely see some mergers and acquisitions in the wireless services market, and perhaps on the telecom equipment side too. This consolidation might do a lot to correct the current imbalance of supply and demand in these markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than
$3 million

Manager: Shep Perkins, since 2002; joined Fidelity in 1997

3

Semiannual Report

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Liberty Media Corp. Class A	8.8
Vodafone Group PLC sponsored ADR	8.5
Motorola, Inc.	8.1
Comverse Technology, Inc.	5.8
Yahoo!, Inc.	4.7
ALLTEL Corp.	3.2
EchoStar Communications Corp. Class A	3.1
Advanced Fibre Communication, Inc.	3.0
American Tower Corp. Class A	2.8
Amphenol Corp. Class A	2.8
50.8
Top Industries as of January 31, 2003
% of fund's net assets
Communications Equipment	31.7%
Wireless Telecommunication Services	19.6%
Media	17.8%
Diversified Telecommunication Services	13.4%
Internet Software & Services	4.9%
All Others*	12.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 31.7%
3Com Corp. (a)	13,540	$ 57,274
ADC Telecommunications, Inc. (a)	17,000	39,100
Advanced Fibre Communication, Inc. (a)	6,400	108,096
Alcatel SA sponsored ADR	11,810	85,741
CommScope, Inc.	1,500	12,705
Comverse Technology, Inc. (a)	22,510	214,295
Corning, Inc. (a)	10,220	41,698
Enterasys Networks, Inc. (a)	56,310	96,290
F5 Networks, Inc. (a)	1,520	19,699
Harris Corp.	70	2,184
Motorola, Inc.	37,210	296,936
Nokia Corp. sponsored ADR	2,060	29,643
Polycom, Inc. (a)	1,110	12,521
QUALCOMM, Inc. (a)	2,060	77,580
UTStarcom, Inc. (a)	3,560	68,601
TOTAL COMMUNICATIONS EQUIPMENT		1,162,363
COMPUTERS & PERIPHERALS - 0.3%
Synaptics, Inc.	1,400	10,164
DIVERSIFIED TELECOMMUNICATION SERVICES - 13.4%
ALLTEL Corp.	2,490	116,706
AT&T Corp.	1,738	33,856
CenturyTel, Inc.	910	27,600
Citizens Communications Co. (a)	7,560	74,012
Commonwealth Telephone Enterprises, Inc. (a)	580	20,735
IDT Corp. (a)	5,230	83,942
IDT Corp. Class B (a)	4,820	74,421
KT Corp. sponsored ADR	1,610	33,279
Qwest Communications International, Inc. (a)	6,000	27,120
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		491,671
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.6%
Amphenol Corp. Class A (a)	2,500	101,875
Ingram Micro, Inc. Class A (a)	1,780	20,470
Vishay Intertechnology, Inc. (a)	800	8,264
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		130,609
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd. (a)	100	2,939
INTERNET SOFTWARE & SERVICES - 4.9%
Openwave Systems, Inc. (a)	6,990	8,598
Yahoo!, Inc. (a)	9,430	171,626
TOTAL INTERNET SOFTWARE & SERVICES		180,224
MEDIA - 17.8%
AOL Time Warner, Inc. (a)	6,470	75,440

	Shares	Value (Note 1)
Cox Communications, Inc. Class A (a)	2,650	$ 76,691
EchoStar Communications Corp. Class A (a)	4,400	114,180
Liberty Media Corp. Class A (a)	32,461	323,635
PanAmSat Corp. (a)	450	6,188
Viacom, Inc. Class B (non-vtg.) (a)	1,460	56,283
TOTAL MEDIA		652,417
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.1%
Agere Systems, Inc. Class B (a)	54,670	95,126
Conexant Systems, Inc. (a)	1,100	1,331
Cypress Semiconductor Corp. (a)	900	4,725
PMC-Sierra, Inc. (a)	300	1,650
Skyworks Solutions, Inc. (a)	1,880	13,085
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		115,917
SOFTWARE - 0.3%
Verint Systems, Inc.	620	11,544
WIRELESS TELECOMMUNICATION SERVICES - 19.6%
American Tower Corp. Class A (a)	20,420	103,734
AT&T Wireless Services, Inc. (a)	7,730	46,921
Crown Castle International Corp. (a)	5,720	22,594
KDDI Corp.	30	88,077
SK Telecom Co. Ltd. sponsored ADR	5,320	90,493
Sprint Corp. - PCS Group Series 1 (a)	4,250	15,980
Telefonica Moviles SA ADR (a)	6,020	40,334
Vodafone Group PLC sponsored ADR	16,580	312,533
TOTAL WIRELESS TELECOMMUNICATION SERVICES		720,666
TOTAL COMMON STOCKS (Cost $3,827,537)		3,478,514
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.39% (b) (Cost $212,543)	212,543	212,543
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,040,080)		3,691,057
NET OTHER ASSETS - (0.6)%		(23,165)
NET ASSETS - 100%		$ 3,667,892
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,539,755 and $2,002,617, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,455 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.4%
United Kingdom	8.5
Korea (South)	3.4
Japan	2.4
France	2.3
Spain	1.1
Others (individually less than 1%)	0.9
100.0%
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,929,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $1,399,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Developing Communications

See accompanying notes which are an integral part of the financial statements.

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $4,040,080) - See accompanying schedule		$ 3,691,057
Receivable for investments sold		68,055
Receivable for fund shares sold		34,828
Dividends receivable		2,670
Interest receivable		207
Receivable from investment adviser for expense reductions		27,603
Total assets		3,824,420
Liabilities
Payable for investments purchased	$ 121,465
Payable for fund shares redeemed	1,877
Accrued management fee	1,841
Distribution fees payable	2,257
Other payables and accrued expenses	29,088
Total liabilities		156,528

Net Assets		$ 3,667,892
Net Assets consist of:
Paid in capital		$ 8,501,500
Accumulated net investment loss		(20,229)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,464,356)
Net unrealized appreciation (depreciation) on investments		(349,023)
Net Assets		$ 3,667,892
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($593,913 ÷ 142,368 shares)		$ 4.17

Maximum offering price per share (100/94.25 of $4.17)		$ 4.42
Class T: Net Asset Value and redemption price per share ($1,020,539 ÷ 245,744 shares)		$ 4.15

Maximum offering price per share (100/96.50 of $4.15)		$ 4.30
Class B: Net Asset Value and offering price per share ($1,247,038 ÷ 303,601 shares)A		$ 4.11

Class C: Net Asset Value and offering price per share ($708,721 ÷ 172,527 shares)A		$ 4.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,681 ÷ 23,274 shares)		$ 4.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 8,032
Interest		2,132
Total income		10,164

Expenses
Management fee	$ 9,482
Transfer agent fees	21,340
Distribution fees	12,311
Accounting fees and expenses	30,005
Non-interested trustees' compensation	6
Custodian fees and expenses	2,769
Registration fees	37,896
Audit	19,261
Legal	18
Miscellaneous	78
Total expenses before reductions	133,166
Expense reductions	(102,773)	30,393
Net investment income (loss)		(20,229)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,050,993)
Foreign currency transactions	17
Total net realized gain (loss)		(1,050,976)
Change in net unrealized appreciation (depreciation) on investment securities		1,202,704
Net gain (loss)		151,728
Net increase (decrease) in net assets resulting from operations		$ 131,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,229)	$ (72,958)
Net realized gain (loss)	(1,050,976)	(2,596,247)
Change in net unrealized appreciation (depreciation)	1,202,704	(1,308,653)
Net increase (decrease) in net assets resulting from operations	131,499	(3,977,858)
Share transactions - net increase (decrease)	459,518	(103,857)
Redemption fees	992	7,313
Total increase (decrease) in net assets	592,009	(4,074,402)

Net Assets
Beginning of period	3,075,883	7,150,285
End of period (including accumulated net investment loss of $20,229 and $0, respectively)	$ 3,667,892	$ 3,075,883

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.04)
Net realized and unrealized gain (loss)	.23	(4.40)	(1.57)
Total from investment operations	.21	(4.45)	(1.61)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.17	$ 3.96	$ 8.40
Total Return B,C,D	5.30%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	7.74% A	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.56% A	1.50%	1.50% A
Expenses net of all reductions	1.42% A	1.40%	1.45% A
Net investment income (loss)	(.80)% A	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 594	$ 371	$ 934
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Developing Communciations

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05)
Net realized and unrealized gain (loss)	.22	(4.39)	(1.56)
Total from investment operations	.20	(4.46)	(1.61)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.15	$ 3.95	$ 8.40
Total Return B,C,D	5.06%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.83% A	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.81% A	1.75%	1.75% A
Expenses net of all reductions	1.68% A	1.64%	1.70% A
Net investment income (loss)	(1.05)% A	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,021	$ 775	$ 2,131
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)
Net realized and unrealized gain (loss)	.22	(4.36)	(1.57)
Total from investment operations	.19	(4.46)	(1.64)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.11	$ 3.92	$ 8.37
Total Return B,C,D	4.85%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.18% A	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.11% A	2.14%	2.20% A
Net investment income (loss)	(1.49)% A	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,247	$ 1,162	$ 2,236
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.07)
Net realized and unrealized gain (loss)	.22	(4.36)	(1.57)
Total from investment operations	.19	(4.46)	(1.64)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.11	$ 3.92	$ 8.37
Total Return B,C,D	4.85%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	8.09% A	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.12% A	2.14%	2.20% A
Net investment income (loss)	(1.49)% A	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 709	$ 667	$ 1,566
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.04)	(.03)
Net realized and unrealized gain (loss)	.23	(4.41)	(1.56)
Total from investment operations	.22	(4.45)	(1.59)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.20	$ 3.98	$ 8.42
Total Return B,C	5.53%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	6.63% A	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.12% A	1.14%	1.20% A
Net investment income (loss)	(.49)% A	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98	$ 100	$ 283
Portfolio turnover rate	134% A	305%	644% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 220,716	|
Unrealized depreciation	(647,840)
Net unrealized appreciation (depreciation)	$ (427,124)
Cost for federal income tax purposes	$ 4,118,181

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.06%	.25%	$ 638	$ 96	$ 115
Class T	.31%	.25%	2,441	180	249
Class B	.75%	.25%	5,804	4,441	-
Class C	.75%	.25%	3,428	1,097	-
			$ 12,311	$ 5,814	$ 364

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 1,402	$ 1,035
Class T	2,555	514
Class B*	4,370	4,370
Class C*	36	36
	$ 8,363	$ 5,955

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 2,672	1.28*
Class T	9,262	2.12*
Class B	5,958	1.03*
Class C	3,208	.94*
Institutional Class	240	.48*
	$ 21,340

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,104 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 12,890
Class T	1.75%	30,684
Class B	2.25%	34,402
Class C	2.25%	19,975
Institutional Class	1.25%	2,683
		$ 100,634

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 1,775
Class A	115	-
Class T	249	-
	$ 364	$ 1,775

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the toal outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	62,234	37,945	$ 264,242	$ 256,744
Shares redeemed	(13,424)	(55,465)	(53,677)	(371,168)
Net increase (decrease)	48,810	(17,520)	$ 210,565	$ (114,424)
Class T
Shares sold	74,618	430,469	$ 311,361	$ 3,144,267
Shares redeemed	(25,202)	(487,847)	(103,513)	(3,238,975)
Net increase (decrease)	49,416	(57,378)	$ 207,848	$ (94,708)
Class B
Shares sold	46,775	123,397	$ 190,486	$ 793,175
Shares redeemed	(40,045)	(93,655)	(158,579)	(624,192)
Net increase (decrease)	6,730	29,742	$ 31,907	$ 168,983
Class C
Shares sold	46,275	88,163	$ 195,955	$ 595,984
Shares redeemed	(44,111)	(104,959)	(178,670)	(613,321)
Net increase (decrease)	2,164	(16,796)	$ 17,285	$ (17,337)
Institutional Class
Shares sold	-	14,871	$ -	$ 111,566
Shares redeemed	(1,909)	(23,323)	(8,087)	(157,937)
Net increase (decrease)	(1,909)	(8,452)	$ (8,087)	$ (46,371)

Developing Communications

Advisor Electronics Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity Adv Electronics - Inst CL	-15.36%	-49.41%	-52.60%
S&P 500	-5.27%	-23.02%	-33.59%
GS Technology	-1.69%	-40.74%	-59.42%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 27, 2000. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Adv Electronics - Inst CL	-49.41%	-29.97%
S&P 500	-23.02%	-17.74%
GS Technology	-40.74%	-34.96%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows what the value of your investment would have been, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Electronics Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

Note to shareholders: The following is an interview with Sam Peters, who became Portfolio Manager of Fidelity Advisor Electronics Fund on January 3, 2003.

Q. How did the fund perform, Sam?

A. During the six-month period ending January 31, 2003, the fund's Institutional Class shares were down 15.36%. In comparison, the Goldman Sachs Technology Index - an index of 226 stocks designed to measure the performance of companies in the technology sector - fell 1.69%. During the same period, the Standard & Poor's 500 Index declined 5.27%. During the 12-month period ending January 31, 2003, the fund's Institutional Class shares were down 49.41%, while the Goldman Sachs index and S&P 500 index fell 40.74% and 23.02%, respectively.

Q. Why did the fund underperform the Goldman Sachs index by such a wide margin during the past six months?

A. The fund invests primarily in semiconductor and semiconductor capital equipment stocks - two groups that make up only about 20% of the Goldman Sachs Technology Index. Unfortunately, semiconductor-related stocks were among the worst-performing industries in the technology sector during the past six months, and these disappointing results caused the fund's relative weakness.

Q. Why did semiconductor-related stocks perform poorly?

A. There were a few reasons. First, semiconductor-related stocks drastically outperformed the rest of the market a few years ago, and I believe it was natural for their valuations to revert toward more reasonable levels. Second, the performance of these stocks is highly leveraged to business conditions in several end-markets for semiconductors, such as personal computers, wireless and wireline communications, and automotive manufacturing. When it became clear during the period that the economy was not recovering as quickly as many had anticipated, both demand for and the pricing of semiconductors and other electronic components remained depressed. Finally, the economic slowdown that existed during the past couple of years resulted in excess capacity and inventory - both of which needed to be reduced before semiconductor companies could begin a new growth cycle.

Q. What strategies have you pursued since taking over the fund?

A. After semiconductor capital equipment stocks rallied during the fourth quarter of 2002, I reduced the fund's exposure to this group rather aggressively, including such stocks as Applied Materials, KLA-Tencor and Novellus Systems. I felt this rally was unsustainable because the group's fundamentals showed little improvement. More specifically, I expected semiconductor makers to continue to spend at depressed levels on new semiconductor equipment due to their excess capacity. In my view, this scenario would likely result in little or no profit growth for these equipment makers, and I didn't want to have such a high exposure. In turn, I redeployed those assets into companies that produce analog semiconductors, such as Texas Instruments, Linear Technology and Analog Devices, which were defensive investments within the semiconductor industry in that their businesses were more stable and less reliant on any one end-market to bring in revenue. Analog companies have a broader client base than producers of digital semiconductors, and I felt they would be more apt to maintain pricing amid an extended period of economic uncertainty. As it turned out, the timing for this strategy worked out nicely for the fund, because the rally in semiconductor capital equipment stocks proved fleeting after industry bellwether Intel cut its 2003 capital spending budget more than many analysts had expected. Incidentally, being significantly underweighted in Intel, which fell 16% during the period, boosted the fund's return relative to its index.

Q. What other specific holdings stood out as top performers? What were some of the disappointments?

A. Given their fourth-quarter rally, several semiconductor equipment stocks were among the fund's top performers. Semiconductor processing equipment maker Novellus and laser-light equipment producer Cymer, for example, were large holdings that were solid contributors. On the down side, slow growth in the personal computer industry and cutbacks in corporate technology spending hurt PC-related chip holdings, such as Micron Technology and Intel. Motorola also was a detractor, as its management faced a stronger-than-expected challenge in turning around the company amid a poor economic environment.

Q. What's your outlook for electronics stocks in 2003, Sam?

A. I believe the electronics stock universe is bouncing along at a bottom. Unit demand continues to recover, but demand is not yet strong enough to facilitate a rebound in pricing. I'm encouraged, however, by the fact that electronics supply continues to be worked off with capital spending being well below depreciation rates, suggesting that semiconductor companies are lowering manufacturing capacity. Should this trend in lower capacity continue and demand for semiconductors improve along with the broader economy, the stage could be set for a better pricing environment for electronics components. In addition, electronic component inventory levels continue to be worked down and, in many areas, these levels are becoming a bit too low. Given that electronics stocks corrected to lower levels in 2002, valuations are much more reasonable and pockets of attractively cheap stocks are emerging.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Start date: December 27, 2000

Size: as of January 31, 2003, more than
$30 million

Manager: Sam Peters, since January 2003; joined Fidelity in 1998

3

Electronics

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Texas Instruments, Inc.	6.5
Linear Technology Corp.	5.2
Agilent Technologies, Inc.	5.2
Analog Devices, Inc.	5.1
Motorola, Inc.	4.6
Cymer, Inc.	3.7
Intel Corp.	3.6
Fairchild Semiconductor International, Inc. Class A	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3.0
Applied Materials, Inc.	2.8
42.8
Top Industries as of January 31, 2003
% of fund's net assets
Semiconductor Equipment & Products	63.7%
Electronic Equipment & Instruments	15.4%
Communications Equipment	7.8%
Software	5.2%
Computers & Peripherals	0.7%
All Others*	7.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 7.8%
Emulex Corp. (a)	6,000	$ 125,580
Harris Corp.	25,000	780,000
Motorola, Inc.	175,000	1,396,500
Nokia Corp. sponsored ADR	5,410	77,850
TOTAL COMMUNICATIONS EQUIPMENT		2,379,930
COMPUTERS & PERIPHERALS - 0.7%
Quanta Computer, Inc.	109,250	207,795
ELECTRONIC EQUIPMENT & INSTRUMENTS - 15.4%
Agilent Technologies, Inc. (a)	94,950	1,564,776
Amphenol Corp. Class A (a)	8,280	337,410
Arrow Electronics, Inc. (a)	14,900	176,863
AVX Corp.	40,000	352,000
Flextronics International Ltd. (a)	50,000	403,000
Jabil Circuit, Inc. (a)	30,000	468,300
Tektronix, Inc. (a)	35,000	577,500
Veeco Instruments, Inc. (a)	800	11,200
Vishay Intertechnology, Inc. (a)	75,000	774,750
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,665,799
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 62.2%
Advanced Energy Industries, Inc. (a)	2,410	25,546
Agere Systems, Inc. Class A (a)	16,300	28,851
Analog Devices, Inc. (a)	64,950	1,554,254
Applied Materials, Inc. (a)	69,960	837,421
ARM Holdings PLC sponsored ADR (a)	40,000	94,800
ASM International NV (Nasdaq) (a)	20,000	230,820
ASML Holding NV (NY Shares) (a)	94,300	755,343
ATMI, Inc. (a)	25,413	451,589
Axcelis Technologies, Inc. (a)	19,200	127,277
Cohu, Inc.	22,200	309,468
Credence Systems Corp. (a)	10,000	78,300
Cree, Inc. (a)	1,300	23,348
Cymer, Inc. (a)	36,500	1,128,215
Cypress Semiconductor Corp. (a)	11,700	61,425
Fairchild Semiconductor International, Inc. Class A (a)	85,700	937,558
Helix Technology, Inc.	40	344
Integrated Device Technology, Inc. (a)	10,250	76,363
Intel Corp.	69,690	1,091,345
KLA-Tencor Corp. (a)	24,990	815,674
Kulicke & Soffa Industries, Inc. (a)	7,800	41,106
LAM Research Corp. (a)	48,130	562,640
Lattice Semiconductor Corp. (a)	27,800	209,890
Linear Technology Corp.	60,040	1,568,845
LTX Corp. (a)	92,530	490,409
Maxim Integrated Products, Inc.	10,254	319,412
Micrel, Inc. (a)	15,000	124,950
Micron Technology, Inc. (a)	25,360	208,206

	Shares	Value (Note 1)
MKS Instruments, Inc. (a)	11,500	$ 155,710
National Semiconductor Corp. (a)	18,960	250,272
Novellus Systems, Inc. (a)	25,020	736,839
NVIDIA Corp. (a)	32,600	336,432
Oak Technology, Inc. (a)	6,500	21,125
Photronics, Inc. (a)	20,000	220,500
QLogic Corp. (a)	9,200	306,176
Rudolph Technologies, Inc. (a)	10,000	151,600
Samsung Electronics Co. Ltd.	740	184,368
Siliconix, Inc. (a)	1,800	40,698
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	135,010	904,567
Teradyne, Inc. (a)	55,030	571,762
Texas Instruments, Inc.	124,980	1,987,180
United Microelectronics Corp. sponsored ADR (a)	45	138
Virage Logic Corp. (a)	20	116
Xicor, Inc. (a)	117,292	464,476
Xilinx, Inc. (a)	20,620	408,070
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		18,893,428
SOFTWARE - 5.2%
Cadence Design Systems, Inc. (a)	59,983	595,031
Synopsys, Inc. (a)	20,000	773,400
Vastera, Inc. (a)	19,800	101,772
VERITAS Software Corp. (a)	6,500	118,638
TOTAL SOFTWARE		1,588,841
TOTAL COMMON STOCKS (Cost $44,080,073)		27,735,793
Convertible Bonds - 1.5%
	Principal Amount
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.5%
Advanced Energy Industries, Inc. 5% 9/1/06 (c) (Cost $589,775)	$ 570,000	470,250
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 1.39% (b) (Cost $2,234,281)	2,234,281	$ 2,234,281
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $46,904,129)		30,440,324
NET OTHER ASSETS - (0.2)%		(53,740)
NET ASSETS - 100%		$ 30,386,584
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $470,250 or 1.5% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,851,207 and $13,504,756, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,416 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $5,873,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $1,889,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Electronics

See accompanying notes which are an integral part of the financial statements.

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $46,904,129) - See accompanying schedule		$ 30,440,324
Foreign currency held at value (cost $120,502)		119,494
Receivable for fund shares sold		19,796
Dividends receivable		6,948
Interest receivable		15,798
Receivable from investment adviser for expense reductions		20,982
Other receivables		57
Total assets		30,623,399
Liabilities
Payable for investments purchased	$ 131,644
Payable for fund shares redeemed	30,951
Accrued management fee	15,810
Distribution fees payable	19,384
Other payables and accrued expenses	39,026
Total liabilities		236,815
Net Assets		$ 30,386,584
Net Assets consist of:
Paid in capital		$ 65,401,125
Accumulated net investment loss		(250,946)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,298,802)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(16,464,793)
Net Assets		$ 30,386,584
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,061,225 ÷ 1,075,067 shares)		$ 4.71

Maximum offering price per share (100/94.25 of $4.71)		$ 5.00
Class T: Net Asset Value and redemption price per share ($9,563,030 ÷ 2,038,453 shares)		$ 4.69

Maximum offering price per share (100/96.50 of $4.69)		$ 4.86
Class B: Net Asset Value and offering price per share ($6,421,032 ÷ 1,381,102 shares)A		$ 4.65

Class C: Net Asset Value and offering price per share ($8,908,941 ÷ 1,919,473 shares)A		$ 4.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($432,356 ÷ 91,246 shares)		$ 4.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 19,301
Interest		28,818
Security lending		304
Total income		48,423

Expenses
Management fee	$ 89,746
Transfer agent fees	103,922
Distribution fees	110,330
Accounting and security lending fees	31,126
Non-interested trustees' compensation	61
Custodian fees and expenses	1,907
Registration fees	35,004
Audit	14,999
Legal	190
Miscellaneous	763
Total expenses before reductions	388,048
Expense reductions	(88,679)	299,369
Net investment income (loss)		(250,946)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,098,657)
Foreign currency transactions	(60)
Total net realized gain (loss)		(10,098,717)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,282,274
Assets and liabilities in foreign currencies	(4,058)
Total change in net unrealized appreciation (depreciation)		4,278,216
Net gain (loss)		(5,820,501)
Net increase (decrease) in net assets resulting from operations		$ (6,071,447)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (250,946)	$ (758,783)
Net realized gain (loss)	(10,098,717)	(6,122,726)
Change in net unrealized appreciation (depreciation)	4,278,216	(20,045,370)
Net increase (decrease) in net assets resulting from operations	(6,071,447)	(26,926,879)
Share transactions - net increase (decrease)	442,550	25,643,371
Redemption fees	21,294	39,930
Total increase (decrease) in net assets	(5,607,603)	(1,243,578)

Net Assets
Beginning of period	35,994,187	37,237,765
End of period (including accumulated net investment loss of $250,946 and $0 respectively)	$ 30,386,584	$ 35,994,187

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.04)
Net realized and unrealized gain (loss)	(.83)	(3.96)	(.35)
Total from investment operations	(.86)	(4.06)	(.39)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.71	$ 5.57	$ 9.62
Total Return B,C,D	(15.44)%	(42.10)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.15% A	1.68%	2.57% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.49%	1.49% A
Net investment income (loss)	(1.17)% A	(1.14)%	(.77)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,061	$ 4,912	$ 3,400
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.06)
Net realized and unrealized gain (loss)	(.82)	(3.96)	(.33)
Total from investment operations	(.86)	(4.08)	(.39)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.69	$ 5.55	$ 9.62
Total Return B,C,D	(15.50)%	(42.31)%	(3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.32% A	1.91%	2.81% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75% A
Expenses net of all reductions	1.73% A	1.74%	1.74% A
Net investment income (loss)	(1.42)% A	(1.39)%	(1.02)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,563	$ 11,615	$ 11,493
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.08)
Net realized and unrealized gain (loss)	(.82)	(3.93)	(.33)
Total from investment operations	(.87)	(4.09)	(.41)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.65	$ 5.52	$ 9.60
Total Return B,C,D	(15.76)%	(42.50)%	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.96% A	2.43%	3.34% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.24%	2.24% A
Net investment income (loss)	(1.92)% A	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,421	$ 8,362	$ 10,941
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.09)
Net realized and unrealized gain (loss)	(.82)	(3.93)	(.33)
Total from investment operations	(.87)	(4.09)	(.42)
Redemption fees added to paid in capital E	-	.01	.01
Net asset value, end of period	$ 4.64	$ 5.51	$ 9.59
Total Return B,C,D	(15.79)%	(42.54)%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.67% A	2.34%	3.25% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25% A
Expenses net of all reductions	2.24% A	2.24%	2.24% A
Net investment income (loss)	(1.92)% A	(1.89)%	(1.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,909	$ 9,921	$ 10,782
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	(.03)
Net realized and unrealized gain (loss)	(.84)	(3.97)	(.34)
Total from investment operations	(.86)	(4.05)	(.37)
Redemption fees added to paid in capital D	-	.01	.01
Net asset value, end of period	$ 4.74	$ 5.60	$ 9.64
Total Return B,C	(15.36)%	(41.91)%	(3.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.76% A	1.31%	2.16% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.24% A	1.24%	1.24% A
Net investment income (loss)	(.92)% A	(.89)%	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 1,184	$ 622
Portfolio turnover rate	87% A	58%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 170,820	|
Unrealized depreciation	(17,703,632)
Net unrealized appreciation (depreciation)	$ (17,532,812)
Cost for federal income tax purposes	$ 47,973,136

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale as an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	-%	.25%	$ 4,961	$ -	$ -
Class T	.25%	.25%	25,232	-	-
Class B	.75%	.25%	34,949	26,212	-
Class C	.75%	.25%	45,188	15,293	-
			$ 110,330	$ 41,505	$ -

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,369	$ 2,455
Class T	7,476	1,354
Class B*	11,708	11,708
Class C*	2,919	2,919
	$ 26,472	$ 18,436

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 15,162	.76*
Class T	34,387	.68*
Class B	28,698	.82*
Class C	23,867	.53*
Institutional Class	1,808	.62*
	$ 103,922

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $15,780 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 12,867
Class T	1.75%	28,671
Class B	2.25%	24,587
Class C	2.25%	18,707
Institutional Class	1.25%	1,464
		$ 86,296

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 2,383
Class A	-	-
Class T	-	-
	$ -	$ 2,383

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the fund.

Electronics

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	574,840	999,305	$ 2,918,629	$ 8,904,978
Shares redeemed	(381,995)	(470,520)	(1,810,141)	(3,838,805)
Net increase (decrease)	192,845	528,785	$ 1,108,488	$ 5,066,173
Class T
Shares sold	334,902	1,743,701	$ 1,674,581	$ 15,588,485
Shares redeemed	(387,826)	(847,306)	(1,798,751)	(6,546,434)
Net increase (decrease)	(52,924)	896,395	$ (124,170)	$ 9,042,051
Class B
Shares sold	300,262	1,607,833	$ 1,564,747	$ 13,351,139
Shares redeemed	(434,513)	(1,231,848)	(2,222,303)	(9,505,855)
Net increase (decrease)	(134,251)	375,985	$ (657,556)	$ 3,845,284
Class C
Shares sold	449,736	1,181,194	$ 2,291,879	$ 10,313,668
Shares redeemed	(331,359)	(504,804)	(1,600,873)	(3,838,274)
Net increase (decrease)	118,377	676,390	$ 691,006	$ 6,475,394
Institutional Class
Shares sold	25,089	211,542	$ 139,481	$ 1,742,873
Shares redeemed	(145,375)	(64,561)	(714,699)	(528,404)
Net increase (decrease)	(120,286)	146,981	$ (575,218)	$ 1,214,469

Semiannual Report

Advisor Financial Services Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - Inst CL	-4.36%	-13.08%	20.14%	95.28%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Financial Services	-4.50%	-11.15%	17.78%	106.40%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 260 stocks designed to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Financial Services - Inst CL	-13.08%	3.74%	11.00%
S&P 500	-23.02%	-1.33%	5.81%
GS Financial Services	-11.15%	3.33%	11.96%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Financial Services Index did over the same period.

Semiannual Report

Advisor Financial Services Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Jeffrey Feingold, Portfolio Manager of Fidelity Advisor Financial Services Fund

Q. How did the fund perform, Jeff?

A. For the six months that ended January 31, 2003, the fund's Institutional Class shares had a total return of -4.36%. During the same period, the Goldman Sachs Financial Services Index, an index of 260 stocks designed to measure the performance of companies in the financial services sector, returned -4.50%, while the Standard & Poor's 500 Index had a return of -5.27%. For the 12-month period that ended January 31, 2003, the fund's Institutional Class shares had a total return of -13.08%, while the Goldman Sachs index returned -11.15% and the S&P 500 index returned -23.02%.

Q. What were the principal factors that affected financial services stocks during the past six months?

A. The Federal Reserve Board's policy of easing the money supply helped bank stocks, as improving profit margins in traditional bank lending more than offset slow loan growth and questions about deteriorating credit quality brought on by a sluggish economy. However, weak corporate profits and declining equity markets resulted in another disappointing period for capital-market-sensitive companies, especially major brokerage houses. The situation was mixed for life insurers. While falling interest rates helped to increase the values of their bond portfolios, yields on new investments fell. Insurers heavily involved in the variable annuity market struggled with accelerating expenses and declining equity assets. Consumer lending companies specializing in high-quality loans generally hit their earnings targets. However, sub-prime lenders to higher-risk borrowers were hurt by the economy's slump and increased regulatory scrutiny of their business practices. Overall, the widening profit margins at traditional commercial banks helped financial stocks slightly outperform the general market, as reflected by the S&P 500.

Q. What were your principal strategies in this market?

A. Because there was such a crosscurrent of different influences affecting financial stocks, I did not significantly overweight or underweight specific industries. Instead I placed a premium on stock selection within these subgroups. In addition, in a time of economic weakness and investor uncertainty, I increased my positions in high-quality companies such as Fannie Mae that I thought had good long-term prospects, but whose stock prices had declined to attractive levels in the volatile market.

Q. What types of companies helped fund performance?

A. Widening margins on loans helped traditional lenders such as Bank of America. Golden West also benefited from low interest rates and rising home prices, which supported its mortgage activities. SLM, formerly known as USA Education and the nation's largest student-loan provider, performed very well as demand for loans increased substantially. Citigroup gained ground in the fourth quarter of 2002 amid rising investor hopes for a rebound in the economy and the stock market.

Q. What were some of the biggest disappointments?

A. American International Group, a leading insurer that met or exceeded its earnings forecasts, nevertheless was a detractor as investors were unwilling to continue to support its high price-to-earnings multiple. Freddie Mac, the government-sponsored mortgage institution, fell in January after the company announced it would restate previous earnings to correct discrepancies in the timing of the recognition of earnings from derivatives. Despite strong fundamentals and good performance by regional banks, Fifth Third Bancorp was hurt by a Securities and Exchange Commission investigation of an accounting error. Household International's stock fell because of unanticipated regulatory pressures on it and other sub-prime lenders. I sold the Household position before the end of the period following the stock's rally after the announcement of its merger plans with HSBC.

Q. What's your outlook, Jeff?

A. It's still unclear how strongly corporate profits will rebound in 2003. While stock valuations have come down across much of the financial services sector, uncertainty remains about both the economy and international geopolitics. If these issues do not improve, we may see weak fundamentals in such areas as banks and credit card companies, which would be vulnerable to sluggish loan growth and credit-quality issues. Investment banking activity could continue to slump if the equity markets remain weak. On the positive side, the willingness of the Bush administration and other government leaders to support an economic stimulus package could help spur growth both in the United States and throughout the world later this year and into 2004. A robust economic recovery would be good news for the financial services sector.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $475 million

Manager: Jeffrey Feingold, since 2001; joined Fidelity in 1997

3

Semiannual Report

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Bank of America Corp.	6.8
American International Group, Inc.	6.0
Bank One Corp.	5.1
Citigroup, Inc.	5.1
Fannie Mae	4.2
Berkshire Hathaway, Inc. Class B	4.2
Wells Fargo & Co.	4.0
Wachovia Corp.	3.8
Fifth Third Bancorp	3.0
Golden West Financial Corp., Delaware	2.9
45.1
Top Industries as of January 31, 2003
% of fund's net assets
Banks	37.7%
Diversified Financials	30.4%
Insurance	26.6%
Real Estate	4.8%
Commercial Services & Supplies	0.5%

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
BANKS - 37.7%
Banco Popolare di Verona e Novara	107,100	$ 1,112,360
Bank of America Corp.	459,404	32,181,247
Bank of Hawaii Corp.	53,500	1,629,610
Bank of New York Co., Inc.	282,560	7,148,768
Bank One Corp.	669,782	24,453,741
Commerce Bancorp, Inc., New Jersey	130,625	5,733,131
Fifth Third Bancorp	264,000	14,084,400
FleetBoston Financial Corp.	321,276	8,388,516
Golden West Financial Corp., Delaware	186,400	13,705,992
IBERIABANK Corp.	47,000	1,879,530
Mellon Financial Corp.	85,100	1,946,237
National Bank of Canada	235,400	4,913,449
NetBank, Inc. (a)	82,100	901,458
Northern Trust Corp.	34,400	1,176,480
Royal Bank of Canada	172,900	6,283,761
SouthTrust Corp.	81,600	2,126,496
Sovereign Bancorp, Inc.	495,700	6,751,434
Synovus Financial Corp.	262,400	5,072,192
U.S. Bancorp, Delaware	135,845	2,866,330
Wachovia Corp.	505,420	18,179,957
Wells Fargo & Co.	397,400	18,824,838
TOTAL BANKS		179,359,927
COMMERCIAL SERVICES & SUPPLIES - 0.5%
First Data Corp.	69,800	2,401,120
DIVERSIFIED FINANCIALS - 30.4%
A.G. Edwards, Inc.	25,000	714,250
American Express Co.	235,900	8,381,527
Ameritrade Holding Corp. Class A (a)	132,100	689,562
Bear Stearns Companies, Inc.	63,600	3,946,380
Charles Schwab Corp.	107,626	992,312
Chicago Mercantile Exchange Holdings, Inc. Class A	400	17,000
Citigroup, Inc.	702,269	24,144,008
Countrywide Financial Corp.	147	8,109
Euronext NV	49,600	982,900
Fannie Mae	309,735	20,039,855
Farmer Mac Class C (non-vtg.) (a)	70,000	1,827,700
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,358,265
Freddie Mac	213,420	11,947,252
Goldman Sachs Group, Inc.	130,400	8,880,240
Investors Financial Services Corp.	91,400	2,552,802
J.P. Morgan Chase & Co.	493,890	11,527,393
Janus Capital Group, Inc.	166,800	2,116,692
LaBranche & Co., Inc. (a)	30,000	713,400
Lehman Brothers Holdings, Inc.	65,000	3,544,450
MBNA Corp.	695,175	11,699,795
Merrill Lynch & Co., Inc.	269,800	9,448,396

	Shares	Value (Note 1)
Morgan Stanley	285,600	$ 10,824,240
Principal Financial Group, Inc.	34,300	980,980
SLM Corp.	54,400	5,778,912
Soundview Technology Group, Inc. (a)	104,600	149,578
Waddell & Reed Financial, Inc. Class A	23,467	429,211
TOTAL DIVERSIFIED FINANCIALS		144,695,209
INSURANCE - 26.6%
ACE Ltd.	191,100	5,627,895
AFLAC, Inc.	269,600	8,732,344
Allmerica Financial Corp. (a)	80,900	1,066,262
Allstate Corp.	275,800	9,705,402
AMBAC Financial Group, Inc.	9,550	511,594
American International Group, Inc.	527,760	28,562,371
Berkshire Hathaway, Inc. Class B (a)	8,894	19,780,256
Cincinnati Financial Corp.	55,030	1,969,524
Fidelity National Financial, Inc.	136,000	4,585,920
Hartford Financial Services Group, Inc.	95,800	3,992,944
HCC Insurance Holdings, Inc.	29,800	718,180
Lincoln National Corp.	47,500	1,531,875
Marsh & McLennan Companies, Inc.	60,600	2,583,378
MBIA, Inc.	66,500	2,725,170
MetLife, Inc.	327,700	8,772,529
Nationwide Financial Services, Inc. Class A	111,000	3,058,050
Old Republic International Corp.	58,000	1,574,120
PartnerRe Ltd.	20,000	1,010,000
Radian Group, Inc.	52,255	1,928,210
RenaissanceRe Holdings Ltd.	113,300	4,449,291
St. Paul Companies, Inc.	156,000	5,091,840
Sun Life Financial Services of Canada, Inc.	161,200	2,913,381
Travelers Property Casualty Corp.:
Class A	269,636	4,370,800
Class B	62,328	1,013,453
TOTAL INSURANCE		126,274,789
REAL ESTATE - 4.8%
Apartment Investment & Management Co. Class A	226,500	8,233,275
AvalonBay Communities, Inc.	21,700	798,560
Duke Realty Corp.	33,300	834,165
Equity Office Properties Trust	92,200	2,207,268
Equity Residential (SBI)	256,800	6,276,192
Pan Pacific Retail Properties, Inc.	34,200	1,251,720
Post Properties, Inc.	23,700	580,413
Simon Property Group, Inc.	61,700	2,017,590
Vornado Realty Trust	23,300	803,850
TOTAL REAL ESTATE		23,003,033
TOTAL COMMON STOCKS (Cost $448,333,973)		475,734,078
Money Market Funds - 2.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.39% (b)	1,030,881	$ 1,030,881
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	11,488,281	11,488,281
TOTAL MONEY MARKET FUNDS (Cost $12,519,162)		12,519,162
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $460,853,135)		488,253,240
NET OTHER ASSETS - (2.6)%		(12,581,090)
NET ASSETS - 100%		$ 475,672,150
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $179,161,655 and $235,167,279, respectively.

The fund participated in the security lending program during the period. At period end the fund also received as collateral U.S. Treasury obligations and/or letters of credit in the amount of $1,155,999.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33,058 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $2,909,000. The weighted average interest rate was 1.94%. At period end there were no interfund loans outstanding.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $4,140,000 of which $876,000 and $3,264,000 will expire on July 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $20,648,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Financial Services

See accompanying notes which are an integral part of the financial statements.

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,493,566) (cost $460,853,135) - See accompanying schedule		$ 488,253,240
Receivable for fund shares sold		98,642
Dividends receivable		530,587
Interest receivable		1,240
Redemption fees receivable		35
Other receivables		8,518
Total assets		488,892,262

Liabilities
Payable for investments purchased	$ 15,817
Payable for fund shares redeemed	1,025,238
Accrued management fee	245,228
Distribution fees payable	310,636
Other payables and accrued expenses	134,912
Collateral on securities loaned, at value	11,488,281
Total liabilities		13,220,112
Net Assets		$ 475,672,150
Net Assets consist of:
Paid in capital		$ 498,652,126
Distributions in excess of net investment income		(26,542)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,354,502)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,401,068
Net Assets		$ 475,672,150
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,246,248 ÷ 3,084,382 shares)		$ 16.94

Maximum offering price per share (100/94.25 of $16.94)		$ 17.97
Class T: Net Asset Value and redemption price per share ($143,240,414 ÷ 8,481,202 shares)		$ 16.89

Maximum offering price per share (100/96.50 of $16.89)		$ 17.50
Class B: Net Asset Value and offering price per share ($176,850,017 ÷ 10,641,219 shares) A		$ 16.62

Class C: Net Asset Value and offering price per share ($90,402,237 ÷ 5,441,901 shares) A		$ 16.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,933,234 ÷ 757,987 shares)		$ 17.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 5,667,721
Interest		6,845
Security lending		85,422
Total income		5,759,988

Expenses
Management fee	$ 1,511,676
Transfer agent fees	1,015,886
Distribution fees	1,940,289
Accounting and security lending fees	96,584
Non-interested trustees' compensation	1,022
Custodian fees and expenses	10,826
Registration fees	16,842
Audit	10,778
Legal	2,934
Interest	629
Miscellaneous	8,297
Total expenses before reductions	4,615,763
Expense reductions	(133,730)	4,482,033
Net investment income (loss)		1,277,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(22,173,360)
Foreign currency transactions	(2,964)
Total net realized gain (loss)		(22,176,324)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,147,800)
Assets and liabilities in foreign currencies	3,957
Total change in net unrealized appreciation (depreciation)		(5,143,843)
Net gain (loss)		(27,320,167)
Net increase (decrease) in net assets resulting from operations		$ (26,042,212)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,277,955	$ 911,846
Net realized gain (loss)	(22,176,324)	(10,280,314)
Change in net unrealized appreciation (depreciation)	(5,143,843)	(82,098,746)
Net increase (decrease) in net assets resulting from operations	(26,042,212)	(91,467,214)
Distributions to shareholders from net investment income	(1,353,520)	(1,724,173)
Share transactions - net increase (decrease)	(56,489,390)	(96,420,869)
Redemption fees	11,676	36,637
Total increase (decrease) in net assets	(83,873,446)	(189,575,619)

Net Assets
Beginning of period	559,545,596	749,121,215
End of period (including distributions in excess of net investment income of $26,542 and undistributed net investment income of $99,438, respectively)	$ 475,672,150	$ 559,545,596

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Income from Investment Operations
Net investment income (loss) E	.08	.12	.15	.15	.12	.11
Net realized and unrealized gain (loss)	(.89)	(2.60)	2.20	.73	(.31)	3.80
Total from investment operations	(.81)	(2.48)	2.35	.88	(.19)	3.91
Distributions from net investment income	(.08)	(.14)	(.19)	(.09)	(.06)	(.06)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.08)	(.14)	(.19)	(.09)	(1.07)	(.29)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.94	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Total Return B, C, D	(4.56)%	(12.16)%	12.86%	5.12%	.69%	26.32%
Ratios to Average Net Assets F
Expenses before expense reductions	1.35% A	1.27%	1.20%	1.25%	1.24%	1.32%
Expenses net of voluntary waivers, if any	1.35% A	1.27%	1.20%	1.25%	1.24%	1.32%
Expenses net of all reductions	1.29% A	1.23%	1.18%	1.22%	1.23%	1.30%
Net investment income (loss)	.94% A	.60%	.77%	.92%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,246	$ 60,475	$ 78,115	$ 48,088	$ 27,440	$ 21,907
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Income from Investment Operations
Net investment income (loss) E	.06	.07	.11	.12	.09	.07
Net realized and unrealized gain (loss)	(.88)	(2.59)	2.19	.71	(.30)	3.78
Total from investment operations	(.82)	(2.52)	2.30	.83	(.21)	3.85
Distributions from net investment income	(.06)	(.09)	(.13)	(.05)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.06)	(.09)	(.13)	(.05)	(1.04)	(.27)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.89	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Total Return B, C, D	(4.62)%	(12.39)%	12.64%	4.84%	.53%	25.96%
Ratios to Average Net Assets F
Expenses before expense reductions	1.56% A	1.49%	1.43%	1.47%	1.47%	1.52%
Expenses net of voluntary waivers, if any	1.56% A	1.49%	1.43%	1.47%	1.47%	1.52%
Expenses net of all reductions	1.50% A	1.45%	1.41%	1.44%	1.46%	1.50%
Net investment income (loss)	.73% A	.38%	.54%	.70%	.50%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,240	$ 169,429	$ 234,268	$ 179,862	$ 123,361	$ 118,608
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	-	.03	-	(.02)
Net realized and unrealized gain (loss)	(.87)	(2.55)	2.16	.70	(.29)	3.76
Total from investment operations	(.85)	(2.58)	2.16	.73	(.29)	3.74
Distributions from net investment income	(.03)	-	(.03)	-	(.02)	(.04)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.03)	-	(.03)	-	(1.03)	(.27)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.62	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Total Return B, C, D	(4.86)%	(12.85)%	12.03%	4.30%	.05%	25.29%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.01%	1.96%	2.01%	1.99%	2.06%
Expenses net of voluntary waivers, if any	2.06% A	2.01%	1.96%	2.01%	1.99%	2.06%
Expenses net of all reductions	2.00% A	1.97%	1.94%	1.98%	1.98%	2.04%
Net investment income (loss)	.23% A	(.14)%	.01%	.16%	(.02)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,850	$ 206,460	$ 269,612	$ 150,880	$ 94,072	$ 65,926
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	.01	.03	-	(.03)
Net realized and unrealized gain (loss)	(.87)	(2.54)	2.15	.70	(.29)	3.57
Total from investment operations	(.85)	(2.56)	2.16	.73	(.29)	3.54
Distributions from net investment income	(.03)	-	(.07)	(.02)	(.03)	(.02)
Distributions from net realized gain	-	-	-	-	(1.01)	(.21)
Total distributions	(.03)	-	(.07)	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.61	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Total Return B, C, D	(4.86)%	(12.77)%	12.03%	4.30%	.07%	23.56%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	1.96%	1.92%	1.96%	1.95%	2.09% A
Expenses net of voluntary waivers, if any	2.01% A	1.96%	1.92%	1.96%	1.95%	2.09% A
Expenses net of all reductions	1.96% A	1.92%	1.90%	1.93%	1.94%	2.07% A
Net investment income (loss)	.27% A	(.09)%	.05%	.21%	.02%	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,402	$ 107,899	$ 149,160	$ 83,078	$ 36,552	$ 19,983
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Income from Investment Operations
Net investment income (loss) D	.12	.19	.22	.21	.18	.14
Net realized and unrealized gain (loss)	(.90)	(2.62)	2.22	.72	(.30)	3.79
Total from investment operations	(.78)	(2.43)	2.44	.93	(.12)	3.93
Distributions from net investment income	(.11)	(.21)	(.24)	(.15)	(.08)	(.05)
Distributions from net realized gain	-	-	-	-	(1.01)	(.23)
Total distributions	(.11)	(.21)	(.24)	(.15)	(1.09)	(.28)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 17.06	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Total Return B, C	(4.36)%	(11.84)%	13.29%	5.40%	1.12%	26.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.89%	.87%	.90%	.93%	1.14%
Expenses net of voluntary waivers, if any	.90% A	.89%	.87%	.90%	.93%	1.14%
Expenses net of all reductions	.85% A	.85%	.84%	.87%	.92%	1.13%
Net investment income (loss)	1.38% A	.98%	1.10%	1.27%	1.04%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,933	$ 15,283	$ 17,966	$ 9,749	$ 11,956	$ 5,270
Portfolio turnover rate	70% A	125%	110%	73%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 60,112,880	|
Unrealized depreciation	(35,453,493)
Net unrealized appreciation (depreciation)	$ 24,659,387
Cost for federal income tax purposes	$ 463,593,853

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.03%	.25%	$ 78,763	$ -	$ 8,022
Class T	.28%	.25%	409,971	-	20,242
Class B	.75%	.25%	957,661	718,246	-
Class C	.75%	.25%	493,894	41,483	-
			$ 1,940,289	$ 759,729	$ 28,264

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 21,891	$ 7,310
Class T	30,534	6,577
Class B*	397,058	397,058
Class C*	5,971	5,971
	$ 455,454	$ 416,916

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 120,078	.42*
Class T	301,477	.39*
Class B	394,406	.41*
Class C	182,263	.37*
Institutional Class	17,662	.26*
	$ 1,015,886

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,841 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 105,466
Class A	8,022	-
Class T	20,242	-
	$ 28,264	$ 105,466

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 251,460	$ 525,686
Class T	523,461	996,103
Class B	326,899	-
Class C	167,892	-
Institutional Class	83,808	202,384
Total	$ 1,353,520	$ 1,724,173

Financial Services

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	232,137	826,333	$ 4,096,082	$ 16,041,934
Reinvestment of distributions	12,924	25,062	225,396	468,130
Shares redeemed	(553,336)	(1,278,731)	(9,505,538)	(24,341,613)
Net increase (decrease)	(308,275)	(427,336)	$ (5,184,060)	$ (7,831,549)
Class T
Shares sold	422,482	1,627,023	$ 7,416,244	$ 31,431,541
Reinvestment of distributions	27,729	48,883	482,206	911,808
Shares redeemed	(1,502,723)	(3,637,246)	(25,951,081)	(68,303,312)
Net increase (decrease)	(1,052,512)	(1,961,340)	$ (18,052,631)	$ (35,959,963)
Class B
Shares sold	314,013	1,693,698	$ 5,428,808	$ 32,479,422
Reinvestment of distributions	15,797	-	270,445	-
Shares redeemed	(1,485,580)	(3,326,341)	(25,095,696)	(61,510,110)
Net increase (decrease)	(1,155,770)	(1,632,643)	$ (19,396,443)	$ (29,030,688)
Class C
Shares sold	195,135	1,025,625	$ 3,365,757	$ 19,483,057
Reinvestment of distributions	7,556	-	129,274	-
Shares redeemed	(929,905)	(2,294,067)	(15,709,353)	(42,780,187)
Net increase (decrease)	(727,214)	(1,268,442)	$ (12,214,322)	$ (23,297,130)
Institutional Class
Shares sold	44,282	368,886	$ 783,538	$ 7,257,261
Reinvestment of distributions	3,152	5,884	55,316	110,481
Shares redeemed	(141,065)	(395,694)	(2,480,788)	(7,669,281)
Net increase (decrease)	(93,631)	(20,924)	$ (1,641,934)	$ (301,539)

Semiannual Report

Advisor Health Care Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - Inst CL	0.06%	-15.26%	28.78%	97.47%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Health Care	-0.95%	-18.82%	27.60%	104.58%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 117 stocks designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Health Care - Inst CL	-15.26%	5.19%	11.19%
S&P 500	-23.02%	-1.33%	5.81%
GS Health Care	-18.82%	5.00%	11.81%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Health Care Index did over the same period.

Semiannual Report

Advisor Health Care Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steven Calhoun, Portfolio Manager of Fidelity Advisor Health Care Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended January 31, 2003, the fund's Institutional Class shares gained 0.06%. During the same period, the Goldman Sachs Health Care Index - an index of 117 stocks designed to measure the performance of companies in the health care sector - dropped 0.95%, while the Standard & Poor's 500 Index fell 5.27%. For the one-year period that ended January 31, 2003, the fund's Institutional Class shares returned -15.26%, while the Goldman Sachs index dropped 18.82% and the S&P 500 lost 23.02%.

Q. What helped the fund beat its indexes during the past six months?

A. The primary reason for the fund's outperformance of the Goldman Sachs index was its overweighted position in the health care equipment industry, which did particularly well during the period. The fund outperformed the broader market, as represented by the S&P 500, because health care - despite some areas of weakness - did comparatively well in this stock market downturn.

Q. Why did health care equipment stocks fare so well?

A. As I mentioned in my report to shareholders six months ago, two broad trends are driving this market. The first is drug-coated stents, which proved to be effective in lowering restenosis (reblockage of arteries) rates and risk of infection after surgery, and are expected to receive approval for use and sale in the U.S. sometime in March 2003. Johnson & Johnson is expected to be first to market with the new stents. The company's first-mover advantage - it's anticipated to be nine to 12 months ahead of its competitors - along with its reasonable valuation and good growth prospects continued to make it an attractive investment. Boston Scientific - the fund's top contributor during the period - also saw its stock rise in anticipation of its own drug-coated stent product launch, which is expected in early 2004.

Q. What was the second trend you referred to?

A. The second trend involves ICDs - Implantable Cardioverter Defibrillaters - which are designed to control abnormal heart rhythms and, if needed, shock a too-rapid rhythm back to normal and prevent a heart attack. The MADIT II trial, which found that ICDs dramatically lowered heart attack risk and that the number of patients requiring ICD implants had increased exponentially, boosted sales growth estimates for the devices. The stocks of both St. Jude Medical and Medtronic rose on those expectations. In addition to that positive news for the health care equipment industry, there has been a relatively new development in the CRM - cardiac rhythm management - market. This involves the recent introduction of heart failure, or resynchronization, devices designed to reduce the number of fatal heart attacks.

Q. What was your approach to other industries within the health care group?

A. I've selectively added to my positions in pharmaceuticals during the past few months. While still underweighted relative to the Goldman Sachs index at period end, I've closed the gap somewhat. I've focused on finding companies with attractive valuations that have good product pipelines for the next couple of years. Merck, which did well during the period, is a prime example of that strategy paying off. Abbott Laboratories and Schering-Plough, although detractors during the period, each recently received approval for new drug launches that I thought could positively affect their earnings. Elsewhere, I've reduced my holdings in the health care providers and services area, as the industry's performance declined due to questions surrounding budget tightening. Hospital stock Tenet Healthcare was a big detractor from performance. However, I continued to own the stock, and in fact added to the position because I believed the worst of the bad news about reimbursement difficulties was behind it. Hospital company HCA also was a detractor as its value declined on Tenet's negative news.

Q. What was your strategy with the biotechnology industry?

A. Positive stock selection and an underweighted position in the troubled biotech group added modestly to performance. While I remained cautious on biotech due to expensive valuations and unfavorable performance, I continued to look for opportunities. MedImmune is one example. Although the stock fared poorly during the period, I continued to own it because the company received positive news about its recently developed influenza vaccine, FluMist, and has been actively pursuing Food and Drug Administration approval to bring the first and only vaccine of its kind to market.

Q. What's your outlook, Steve?

A. I'm cautiously optimistic. I believe the strong product pipeline within the health care equipment area could continue to help keep the health care industry a relatively safe haven during a time of turbulent stock market activity. However, I will not rely merely on that expectation and will continue to focus on stock selection, looking for companies within the health care arena that have strong earnings growth potential.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $822 million

Manager: Steven Calhoun, since 2002; joined Fidelity in 1994

3

Semiannual Report

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Johnson & Johnson	9.6
Merck & Co., Inc.	8.5
Pfizer, Inc.	7.2
Abbott Laboratories	7.2
Medtronic, Inc.	6.8
St. Jude Medical, Inc.	5.7
Eli Lilly & Co.	5.0
Schering-Plough Corp.	4.8
Wyeth	4.6
Boston Scientific Corp.	4.1
63.5
Top Industries as of January 31, 2003
% of fund's net assets
Pharmaceuticals	52.9%
Health Care Equipment & Supplies	27.7%
Health Care Providers & Services	11.2%
Biotechnology	5.6%
All Others*	2.6%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 5.6%
Biogen, Inc. (a)	102,400	$ 3,916,800
Geneprot, Inc. (d)	43,000	150,500
Genzyme Corp. - General Division (a)	260,600	8,414,774
Gilead Sciences, Inc. (a)	177,600	6,198,240
IDEC Pharmaceuticals Corp. (a)	165,780	5,319,880
MedImmune, Inc. (a)	598,830	17,839,146
Neurocrine Biosciences, Inc. (a)	95,500	4,141,835
TOTAL BIOTECHNOLOGY		45,981,175
HEALTH CARE EQUIPMENT & SUPPLIES - 27.7%
Alcon, Inc.	213,400	8,194,560
Baxter International, Inc.	1,017,600	28,675,968
Biomet, Inc.	450,475	12,586,722
Boston Scientific Corp. (a)	825,900	33,407,655
CTI Molecular Imaging, Inc.	333,600	8,787,358
Edwards Lifesciences Corp. (a)	78,900	2,012,739
Fisher Scientific International, Inc. (a)	27,900	806,310
Guidant Corp. (a)	261,100	8,778,182
Hillenbrand Industries, Inc.	86,800	4,439,820
Medtronic, Inc.	1,242,696	55,821,904
Novoste Corp. (c)	12,500	97,625
St. Jude Medical, Inc. (a)	1,073,800	46,785,466
Stryker Corp.	14,000	843,360
Varian Medical Systems, Inc. (a)	238,600	12,469,236
Zimmer Holdings, Inc. (a)	111,390	4,566,990
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		228,273,895
HEALTH CARE PROVIDERS & SERVICES - 11.2%
Accredo Health, Inc. (a)	134,850	5,058,224
AdvancePCS Class A (a)	192,200	5,585,332
AmerisourceBergen Corp.	434,100	25,264,620
Anthem, Inc. (a)	67,197	4,171,590
HCA, Inc.	381,600	16,309,584
Tenet Healthcare Corp. (a)	480,200	8,638,798
UnitedHealth Group, Inc.	310,350	27,279,765
TOTAL HEALTH CARE PROVIDERS & SERVICES		92,307,913
PHARMACEUTICALS - 52.9%
Abbott Laboratories	1,547,600	58,994,512
Barr Laboratories, Inc. (a)	55,200	4,363,560
Eli Lilly & Co.	675,400	40,686,096
Forest Laboratories, Inc. (a)	156,700	8,109,225
Johnson & Johnson	1,479,062	79,292,512
Merck & Co., Inc.	1,261,100	69,852,329
Pfizer, Inc.	1,961,400	59,548,104
Pharmacia Corp.	783,300	32,718,441
Schering-Plough Corp.	2,187,100	39,608,381

	Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,700	$ 4,135,680
Wyeth	968,720	37,809,142
TOTAL PHARMACEUTICALS		435,117,982
TOTAL COMMON STOCKS (Cost $740,978,695)		801,680,965
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.39% (b)	380,351	380,351
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	11,435,100	11,435,100
TOTAL MONEY MARKET FUNDS (Cost $11,815,451)		11,815,451
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $752,794,146)		813,496,416
NET OTHER ASSETS - 1.1%		9,427,062
NET ASSETS - 100%		$ 822,923,478
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $97,625 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $491,109,562 and $561,031,431, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $30,127 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $78,668,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $25,881,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,349,476) (cost $752,794,146) - See accompanying schedule		$ 813,496,416
Receivable for investments sold		30,743,506
Receivable for fund shares sold		457,195
Dividends receivable		865,539
Interest receivable		12,263
Redemption fees receivable		202
Other receivables		5,693
Total assets		845,580,814
Liabilities
Payable for investments purchased	$ 6,059,269
Payable for fund shares redeemed	4,114,469
Accrued management fee	413,026
Distribution fees payable	517,648
Other payables and accrued expenses	117,824
Collateral on securities loaned, at value	11,435,100
Total liabilities		22,657,336
Net Assets		$ 822,923,478
Net Assets consist of:
Paid in capital		$ 950,454,731
Accumulated net investment loss		(1,459,154)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,774,369)
Net unrealized appreciation (depreciation) on investments		60,702,270
Net Assets		$ 822,923,478
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($97,103,106 ÷ 5,889,161 shares)		$ 16.49

Maximum offering price per share (100/94.25 of $16.49)		$ 17.50
Class T: Net Asset Value and redemption price per share ($250,381,328 ÷ 15,382,986 shares)		$ 16.28

Maximum offering price per share (100/96.50 of $16.28)		$ 16.87
Class B: Net Asset Value and offering price per share ($305,139,414 ÷ 19,326,462 shares)A		$ 15.79

Class C: Net Asset Value and offering price per share ($147,683,891 ÷ 9,345,998 shares)A		$ 15.80

Institutional: Net Asset Value, offering price and redemption price per share ($22,615,739 ÷ 1,353,681 shares)		$ 16.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 5,800,900
Interest		170,838
Security lending		26,629
Total income		5,998,367

Expenses
Management fee	$ 2,545,595
Transfer agent fees	1,908,706
Distribution fees	3,235,130
Accounting and security lending fees	122,772
Non-interested trustees' compensation	1,696
Custodian fees and expenses	10,568
Registration fees	11,629
Audit	11,580
Legal	4,996
Miscellaneous	14,332
Total expenses before reductions	7,867,004
Expense reductions	(409,483)	7,457,521
Net investment income (loss)		(1,459,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(60,458,323)
Foreign currency transactions	(7,993)
Total net realized gain (loss)		(60,466,316)
Change in net unrealized appreciation (depreciation) on: Investment securities	58,851,556
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		58,851,535
Net gain (loss)		(1,614,781)
Net increase (decrease) in net assets resulting from operations		$ (3,073,935)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,459,154)	$ (7,853,782)
Net realized gain (loss)	(60,466,316)	(63,763,508)
Change in net unrealized appreciation (depreciation)	58,851,535	(172,425,294)
Net increase (decrease) in net assets resulting from operations	(3,073,935)	(244,042,584)
Share transactions - net increase (decrease)	(82,418,216)	(99,168,836)
Redemption fees	25,160	110,376
Total increase (decrease) in net assets	(85,466,991)	(343,101,044)

Net Assets
Beginning of period	908,390,469	1,251,491,513
End of period (including accumulated net investment loss of $1,459,154 and $0, respectively)	$ 822,923,478	$ 908,390,469

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Income from Investment Operations
Net investment income (loss) E	.01	(.04)	.01	.01	-	(.03)
Net realized and unrealized gain (loss)	(.03)	(3.86)	(.50)	3.89	2.20	3.50
Total from investment operations	(.02)	(3.90)	(.49)	3.90	2.20	3.47
Distributions from net realized gain	-	-	(1.12)	(.41)	(.39)	(.88)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.49	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Total Return B, C, D	(.12)%	(19.11)%	(2.50)%	21.44%	13.80%	26.47%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.29%	1.19%	1.20%	1.23%	1.38%
Expenses net of voluntary waivers, if any	1.37% A	1.29%	1.19%	1.20%	1.23%	1.38%
Expenses net of all reductions	1.28% A	1.24%	1.17%	1.18%	1.21%	1.36%
Net investment income (loss)	.10% A	(.23)%	.05%	.07%	.01%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,103	$ 103,292	$ 136,304	$ 108,248	$ 66,142	$ 20,902
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.04)	(.03)	(.04)	(.05)
Net realized and unrealized gain (loss)	(.02)	(3.82)	(.49)	3.86	2.19	3.47
Total from investment operations	(.03)	(3.91)	(.53)	3.83	2.15	3.42
Distributions from net realized gain	-	-	(1.12)	(.37)	(.37)	(.87)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.28	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Total Return B, C, D	(.18)%	(19.34)%	(2.71)%	21.16%	13.54%	26.17%
Ratios to Average Net Assets F
Expenses before expense reductions	1.61% A	1.52%	1.43%	1.42%	1.46%	1.54%
Expenses net of voluntary waivers, if any	1.61% A	1.52%	1.43%	1.42%	1.46%	1.54%
Expenses net of all reductions	1.52% A	1.47%	1.41%	1.40%	1.43%	1.52%
Net investment income (loss)	(.14)% A	(.46)%	(.18)%	(.15)%	(.21)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,381	$ 274,243	$ 383,643	$ 361,351	$ 248,442	$ 124,652
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Income from Investment Operations
Net investment income (loss) E	(.05)	(.18)	(.14)	(.13)	(.13)	(.14)
Net realized and unrealized gain (loss)	(.02)	(3.72)	(.48)	3.80	2.17	3.45
Total from investment operations	(.07)	(3.90)	(.62)	3.67	2.04	3.31
Distributions from net realized gain	-	-	(1.12)	(.34)	(.36)	(.86)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 15.79	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Total Return B, C, D	(.44)%	(19.74)%	(3.20)%	20.53%	12.96%	25.40%
Ratios to Average Net Assets F
Expenses before expense reductions	2.08% A	2.02%	1.95%	1.94%	1.98%	2.13%
Expenses net of voluntary waivers, if any	2.08% A	2.02%	1.95%	1.94%	1.98%	2.13%
Expenses net of all reductions	1.99% A	1.98%	1.93%	1.93%	1.96%	2.12%
Net investment income (loss)	(.61)% A	(.97)%	(.70)%	(.68)%	(.73)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 305,139	$ 334,056	$ 456,851	$ 366,413	$ 225,441	$ 57,074
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.04)	(.17)	(.14)	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	(.03)	(3.72)	(.48)	3.80	2.17	3.39
Total from investment operations	(.07)	(3.89)	(.62)	3.68	2.05	3.27
Distributions from net realized gain	-	-	(1.12)	(.36)	(.38)	(.63)
Redemption fees added to paid in capital E	-	-	-	.01	.01	-
Net asset value, end of period	$ 15.80	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Total Return B, C, D	(.44)%	(19.69)%	(3.20)%	20.59%	13.04%	24.84%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A	1.97%	1.91%	1.91%	1.95%	2.18% A
Expenses net of voluntary waivers, if any	2.02% A	1.97%	1.91%	1.91%	1.95%	2.18% A
Expenses net of all reductions	1.93% A	1.93%	1.89%	1.89%	1.92%	2.17% A
Net investment income (loss)	(.55)% A	(.92)%	(.66)%	(.64)%	(.70)%	(1.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,684	$ 160,877	$ 229,494	$ 183,264	$ 109,372	$ 19,154
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Income from Investment Operations
Net investment income (loss) D	.04	.02	.07	.07	.05	.03
Net realized and unrealized gain (loss)	(.03)	(3.90)	(.50)	3.90	2.21	3.47
Total from investment operations	.01	(3.88)	(.43)	3.97	2.26	3.50
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	(1.12)	(.41)	(.41)	(.90)
Total Distributions	-	-	(1.12)	(.44)	(.41)	(.90)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 16.71	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Total Return B, C	.06%	(18.85)%	(2.21)%	21.77%	14.17%	26.70%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02% A	.95%	.91%	.93%	.97%	1.07%
Expenses net of voluntary waivers, if any	1.02% A	.95%	.91%	.93%	.97%	1.07%
Expenses net of all reductions	.93% A	.90%	.89%	.92%	.95%	1.04%
Net investment income (loss)	.45% A	.11%	.33%	.33%	.28%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,616	$ 35,923	$ 45,200	$ 40,320	$ 33,540	$ 10,424
Portfolio turnover rate	117% A	167%	71%	51%	98%	85%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 91,746,366	|
Unrealized depreciation	(57,977,227)
Net unrealized appreciation (depreciation)	$ 33,769,139
Cost for federal income tax purposes	$ 779,727,277

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.04%	.25%	$ 146,045	$ -	$ 19,731
Class T	.29%	.25%	711,968	-	53,986
Class B	.75%	.25%	1,607,401	1,205,551	-
Class C	.75%	.25%	769,716	74,592	-
			$ 3,235,130	$ 1,280,143	$ 73,717

Health Care

4. Fees and Other Transactions with Affiliates (Unaudited) - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 59,394	$ 17,576
Class T	86,760	17,401
Class B*	669,124	669,124
Class C*	10,089	10,089
	$ 825,367	$ 714,190

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 230,222	.46*
Class T	583,954	.44*
Class B	728,162	.45*
Class C	306,267	.40*
Institutional Class	60,101	.40*
	$ 1,908,706

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $170,519 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 335,766
Class A	19,731	-
Class T	53,986	-
	$ 73,717	$ 335,766

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	451,339	1,803,778	$ 7,518,612	$ 34,895,741
Shares redeemed	(819,573)	(2,224,418)	(13,497,149)	(41,517,353)
Net increase (decrease)	(368,234)	(420,640)	$ (5,978,537)	$ (6,621,612)
Class T
Shares sold	958,731	3,546,811	$ 15,733,601	$ 67,960,812
Shares redeemed	(2,385,955)	(5,711,512)	(38,918,538)	(104,123,285)
Net increase (decrease)	(1,427,224)	(2,164,701)	$ (23,184,937)	$ (36,162,473)
Class B
Shares sold	743,300	3,374,262	$ 11,892,401	$ 63,623,658
Shares redeemed	(2,476,734)	(5,437,068)	(39,185,527)	(95,577,303)
Net increase (decrease)	(1,733,434)	(2,062,806)	$ (27,293,126)	$ (31,953,645)
Class C
Shares sold	577,470	1,741,205	$ 9,245,441	$ 32,664,595
Shares redeemed	(1,368,125)	(3,219,274)	(21,672,475)	(57,077,533)
Net increase (decrease)	(790,655)	(1,478,069)	$ (12,427,034)	$ (24,412,938)
Institutional Class
Shares sold	110,926	929,459	$ 1,863,164	$ 18,501,044
Shares redeemed	(908,582)	(974,771)	(15,397,746)	(18,519,212)
Net increase (decrease)	(797,656)	(45,312)	$ (13,534,582)	$ (18,168)

Health Care

Advisor Natural Resources Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	-1.96%	-11.96%	14.57%	144.25%
S&P 500	-5.27%	-23.02%	-6.48%	135.93%
GS Natural Resources	-3.85%	-13.22%	-3.60%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare Institutional Class' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 115 stocks designed to measure the performance of companies in the natural resource sector. Issues in the index include extractive industries including gold and precious metals mining along with other mineral mining, energy companies providing oil and gas services, and owners and operators of timber tracts and forestry services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Natural - Inst CL	-11.96%	2.76%	9.34%
S&P 500	-23.02%	-1.33%	8.96%
GS Natural Resources	-13.22%	-0.73%	n/a*

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

* Not available

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Institutional Class on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index did over the same period.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

Semiannual Report

Advisor Natural Resources Fund

Fund Talk: The Managers' Overview

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Note to shareholders: The following is an interview with John Porter, who managed Fidelity Advisor Natural Resources Fund for most of the period covered by this report, with additional comments from Pratima Abichandani, who became manager of the fund on January 1, 2003.

Q. How did the fund perform, John?

J.P. It posted a loss but did well on a relative basis. For the six months ending January 31, 2003, the fund's Institutional Class shares returned -1.96%. During the same period, the Goldman Sachs Natural Resources Index - an index of 115 stocks designed to measure the performance of companies in the natural resources sector - returned -3.85%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Institutional Class shares returned -11.96%, which compared favorably with the -13.22% return of the Goldman Sachs Index and the -23.02% result for the S&P 500.

Q. Why did the fund outperform its two indexes during the six-month period?

J.P. The natural resources sector - whose components are mostly energy companies - was once again a relatively safe place to be as energy stocks declined less on average than stocks in most other sectors, giving the fund an edge over the S&P 500. Compared with the Goldman Sachs index, my stock selection in the integrated energy segment had a positive impact on performance, as did underweighting the group. Additionally, overweighting drillers and other energy services stocks helped our relative performance, though not as much as I expected. With rising energy prices - crude oil trended irregularly higher throughout the period and ended it well above $30 per barrel - stronger cash flows for exploration and production companies would normally stimulate a new cycle of capital spending, directly benefiting energy services companies. Cash flows did improve, but there was more caution on the capital spending front than I anticipated - perhaps because of uncertainty about developments in Iraq and the Venezuelan labor strike.

Q. Which stocks helped the fund's performance?

J.P. The top three positive contributors in absolute terms were gold mining stocks - Newmont Mining, Freeport-McMoRan Copper and Gold, and Goldcorp. A bullish supply and demand backdrop, weakness in the U.S. dollar and the imminent prospect of war with Iraq prompted gold's price to soar to the $370-per-ounce level by the end of the period, the highest it's been since late 1996. Nabors Industries, Baker Hughes and Cooper Cameron are energy services companies that benefited from the prospects for increased exploration activity. Underweighting integrated energy stocks BP and Royal Dutch Petroleum also helped the fund's results. Both stocks were hurt by Standard & Poor's decision to remove all foreign companies from the S&P 500.

Q. Which stocks detracted from performance?

J.P. The fund's largest holding, ChevronTexaco, was its largest detractor in absolute terms, while another integrated energy company that recently completed a merger, ConocoPhillips, did the most damage to our returns compared with the Goldman Sachs index. I thought that both companies offered potentially attractive synergies and more compelling valuations than other stocks in the integrated energy group. Our relative returns also suffered because of underweighting two mining stocks in the index that did well - gold mine Placer Dome and nickel producer Inco. An underweighted position in energy services giant Halliburton also hurt us. In retrospect, I probably overestimated the negative impact of asbestos litigation, which drove the stock sharply lower in 2001. In December 2002, Halliburton announced an agreement in principle with plaintiffs that could lead to a settlement of all asbestos claims against the company.

Q. Turning to you, Pratima, what's your outlook?

P.A. Investors' concerns about the strike in Venezuela and the possibility of war with Iraq have added a premium to crude oil prices above what would be justified by normal supply and demand considerations. I will be watching these two developments very carefully going forward. The other salient fact about the energy markets currently is the apparent decoupling of commodity prices from trends in capital spending by the exploration and production companies. Together with Fidelity's energy analysts, I will continue to monitor the situation and try to determine if we are just experiencing an unusually long lag between higher prices and a new cycle of capital spending, or whether there has been some fundamental change in the relationship between these two factors.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: December 29, 1987

Size: as of January 31, 2003, more than
$255 million

Manager: Pratima Abichandani, since January 2003; joined Fidelity in 1994

3

Semiannual Report

Advisor Natural Resouces Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
ChevronTexaco Corp.	8.0
ConocoPhillips	7.3
BP PLC sponsored ADR	6.0
Royal Dutch Petroleum Co. (NY Shares)	4.5
Exxon Mobil Corp.	3.9
Newmont Mining Corp. Holding Co.	3.8
Schlumberger Ltd. (NY Shares)	3.7
Occidental Petroleum Corp.	2.9
Alcoa, Inc.	2.7
Weatherford International Ltd.	2.5
45.3
Top Industries as of January 31, 2003
% of fund's net assets
Oil & Gas	52.1%
Energy Equipment & Services	24.5%
Metals & Mining	12.3%
Paper & Forest Products	4.5%
Containers & Packaging	1.5%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 1.5%
Packaging Corp. of America (a)	67,400	$ 1,130,298
Smurfit-Stone Container Corp. (a)	184,087	2,599,308
TOTAL CONTAINERS & PACKAGING		3,729,606
ENERGY EQUIPMENT & SERVICES - 24.5%
Baker Hughes, Inc.	157,850	4,776,541
BJ Services Co. (a)	81,000	2,476,170
Cal Dive International, Inc. (a)	13,700	291,947
Cooper Cameron Corp. (a)	17,600	853,072
Diamond Offshore Drilling, Inc.	50,800	1,083,056
ENSCO International, Inc.	158,700	4,275,378
Global Industries Ltd. (a)	69,000	255,300
GlobalSantaFe Corp.	138,066	3,000,174
Grant Prideco, Inc. (a)	184,400	1,963,860
Grey Wolf, Inc. (a)	237,200	913,220
Halliburton Co.	78,300	1,468,908
Helmerich & Payne, Inc.	9,000	224,910
Nabors Industries Ltd. (a)	80,300	2,959,055
National-Oilwell, Inc. (a)	92,300	1,885,689
Noble Corp. (a)	146,000	5,004,880
Oceaneering International, Inc. (a)	10,800	250,020
Precision Drilling Corp. (a)	29,000	982,486
Pride International, Inc. (a)	97,500	1,365,000
Rowan Companies, Inc.	111,500	2,300,245
Schlumberger Ltd. (NY Shares)	248,700	9,375,990
Smith International, Inc. (a)	167,000	5,317,280
Tidewater, Inc.	37,300	1,085,430
Transocean, Inc.	109,979	2,504,222
Varco International, Inc. (a)	68,600	1,160,026
W-H Energy Services, Inc. (a)	17,450	270,475
Weatherford International Ltd. (a)	171,600	6,376,656
TOTAL ENERGY EQUIPMENT & SERVICES		62,419,990
GAS UTILITIES - 1.0%
Kinder Morgan Management LLC	14,679	468,994
Kinder Morgan, Inc.	47,900	2,160,769
TOTAL GAS UTILITIES		2,629,763
METALS & MINING - 12.3%
Alcan, Inc.	131,200	3,720,610
Alcoa, Inc.	350,400	6,927,408
Arch Coal, Inc.	21,300	367,638
Barrick Gold Corp.	211,400	3,487,211

	Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	187,097	$ 3,511,811
Goldcorp, Inc.	200,900	2,488,805
Newmont Mining Corp. Holding Co.	338,300	9,793,785
Phelps Dodge Corp. (a)	30,200	1,043,410
TOTAL METALS & MINING		31,340,678
OIL & GAS - 52.1%
Anadarko Petroleum Corp.	44,800	2,065,728
Apache Corp.	70,400	4,393,664
BP PLC sponsored ADR	390,048	15,215,772
Burlington Resources, Inc.	98,300	4,335,030
Chesapeake Energy Corp.	64,600	523,260
ChevronTexaco Corp.	317,518	20,448,158
CNOOC Ltd. sponsored ADR	26,700	691,797
ConocoPhillips	384,699	18,538,645
Devon Energy Corp.	92,300	4,181,190
EnCana Corp.	200,532	6,299,573
ENI Spa sponsored ADR	8,200	622,790
EOG Resources, Inc.	83,200	3,224,832
Exxon Mobil Corp.	292,160	9,977,264
Kerr-McGee Corp.	21,700	906,409
Murphy Oil Corp.	36,200	1,527,640
Occidental Petroleum Corp.	257,400	7,518,654
Ocean Energy, Inc.	80,800	1,513,384
Petro-Canada	116,800	3,914,827
Pioneer Natural Resources Co. (a)	39,600	961,488
Pogo Producing Co.	40,100	1,423,550
Premcor, Inc.	67,700	1,418,315
Royal Dutch Petroleum Co. (NY Shares)	272,700	11,423,403
Sunoco, Inc.	43,400	1,359,288
Talisman Energy, Inc.	92,800	3,514,763
Tom Brown, Inc. (a)	15,700	392,186
TotalFinaElf SA sponsored ADR	18,400	1,249,544
Valero Energy Corp.	121,600	4,181,824
XTO Energy, Inc.	51,800	1,260,812
TOTAL OIL & GAS		133,083,790
PAPER & FOREST PRODUCTS - 4.5%
Bowater, Inc.	28,300	1,150,395
International Paper Co.	160,500	5,729,850
MeadWestvaco Corp.	73,337	1,763,755
Slocan Forest Products Ltd. (a)	97,000	521,464
TimberWest Forest Corp. unit	34,900	274,090
Weyerhaeuser Co.	45,600	2,191,080
TOTAL PAPER & FOREST PRODUCTS		11,630,634
TOTAL COMMON STOCKS (Cost $250,369,646)		244,834,461
Money Market Funds - 5.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.39% (b)	11,983,454	$ 11,983,454
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	2,301,500	2,301,500
TOTAL MONEY MARKET FUNDS (Cost $14,284,954)	14,284,954
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $264,654,600)	259,119,415
NET OTHER ASSETS - (1.5)%	(3,896,734)
NET ASSETS - 100%	$ 255,222,681
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $59,034,846 and $81,083,672, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,574 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.6%
Canada	10.0
United Kingdom	6.0
Netherlands	4.5
Netherlands Antilles	3.7
Cayman Islands	3.2
Others (individually less than 1%)	1.0
100.0%
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $15,940,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $8,582,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Natural Resources

See accompanying notes which are an integral part of the financial statements.

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,262,820) (cost $264,654,600) - See accompanying schedule		$ 259,119,415
Receivable for investments sold		6,250,142
Receivable for fund shares sold		252,062
Dividends receivable		68,093
Interest receivable		12,204
Redemption fees receivable		8
Other receivables		948
Total assets		265,702,872
Liabilities
Payable for investments purchased	$ 7,160,800
Payable for fund shares redeemed	657,274
Accrued management fee	126,648
Distribution fees payable	132,677
Other payables and accrued expenses	101,292
Collateral on securities loaned, at value	2,301,500
Total liabilities		10,480,191
Net Assets		$ 255,222,681
Net Assets consist of:
Paid in capital		$ 299,192,095
Distributions in excess of net investment income		(329,718)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,120,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,519,504)
Net Assets		$ 255,222,681
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,980,884 ÷ 1,161,490 shares)		$ 19.79
Maximum offering price per share (100/94.25 of $19.79)		$ 21.00
Class T: Net Asset Value and redemption price per share ($155,463,072 ÷ 7,738,066 shares)		$ 20.09
Maximum offering price per share (100/96.50 of $20.09)		$ 20.82
Class B: Net Asset Value and offering price per share ($50,353,059 ÷ 2,580,233 shares) A		$ 19.51
Class C: Net Asset Value and offering price per share ($22,370,968 ÷ 1,140,990 shares) A		$ 19.61
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,054,698 ÷ 201,845 shares)		$ 20.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)
Investment Income
Dividends		$ 2,180,834
Interest		114,123
Security lending		16,018
Total income		2,310,975
Expenses
Management fee	$ 783,473
Transfer agent fees	484,960
Distribution fees	841,577
Accounting and security lending fees	49,796
Non-interested trustees' compensation	531
Custodian fees and expenses	8,027
Registration fees	36,840
Audit	12,809
Legal	1,580
Miscellaneous	3,085
Total expenses before reductions	2,222,678
Expense reductions	(41,114)	2,181,564
Net investment income (loss)		129,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(11,623,438)
Foreign currency transactions	3,252
Total net realized gain (loss)		(11,620,186)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,791,242
Assets and liabilities in foreign currencies	15,587
Total change in net unrealized appreciation (depreciation)		4,806,829
Net gain (loss)		(6,813,357)
Net increase (decrease) in net assets resulting from operations		$ (6,683,946)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,411	$ 1,157,210
Net realized gain (loss)	(11,620,186)	(23,809,660)
Change in net unrealized appreciation (depreciation)	4,806,829	(41,159,319)
Net increase (decrease) in net assets resulting from operations	(6,683,946)	(63,811,769)
Distributions to shareholders from net investment income	(648,433)	(1,280,685)
Distributions to shareholders from net realized gain	-	(24,564,112)
Total distributions	(648,433)	(25,844,797)
Share transactions - net increase (decrease)	(21,912,174)	(20,737,801)
Redemption fees	8,884	38,784
Total increase (decrease) in net assets	(29,235,669)	(110,355,583)
Net Assets
Beginning of period	284,458,350	394,813,933
End of period (including distributions in excess of net investment income of $329,718 and undistributed net investment income of $189,304, respectively)	$ 255,222,681	$ 284,458,350

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94	$ 26.16
Income from Investment Operations
Net investment income (loss)E	.04	.15	.19	.10	.07	.06
Net realized and unrealized gain (loss)	(.47)	(4.36)	2.34	2.06	3.71	(3.33)
Total from investment operations	(.43)	(4.21)	2.53	2.16	3.78	(3.27)
Distributions from net investment income	(.11)	(.18)	(.19)	(.08)	(.04)	-
Distributions from net realized gain	-	(1.70)	-	-	(.71)	(3.96)
Total distributions	(.11)	(1.88)	(.19)	(.08)	(.75)	(3.96)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.79	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Total ReturnB, C, D	(2.13)%	(16.92)%	10.56%	9.92%	21.48%	(14.61)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.38%A	1.28%	1.23%	1.26%	1.28%	1.34%
Expenses net of voluntary waivers, if any	1.38%A	1.28%	1.23%	1.26%	1.28%	1.34%
Expenses net of all reductions	1.35%A	1.24%	1.18%	1.21%	1.23%	1.30%
Net investment income (loss)	.37%A	.64%	.69%	.43%	.38%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,981	$ 21,993	$ 21,849	$ 10,381	$ 7,801	$ 6,474
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11	$ 26.34
Income from Investment Operations
Net investment income (loss)E	.02	.11	.14	.06	.04	.02
Net realized and unrealized gain (loss)	(.48)	(4.42)	2.36	2.08	3.76	(3.34)
Total from investment operations	(.46)	(4.31)	2.50	2.14	3.80	(3.32)
Distributions from net investment income	(.06)	(.11)	(.13)	(.01)	(.01)	-
Distributions from net realized gain	-	(1.70)	-	-	(.70)	(3.92)
Total distributions	(.06)	(1.81)	(.13)	(.01)	(.71)	(3.92)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 20.09	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Total ReturnB, C, D	(2.24)%	(17.07)%	10.32%	9.69%	21.31%	(14.69)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.52%A	1.45%	1.41%	1.41%	1.45%	1.43%
Expenses net of voluntary waivers, if any	1.52%A	1.45%	1.41%	1.41%	1.45%	1.43%
Expenses net of all reductions	1.49%A	1.41%	1.37%	1.37%	1.40%	1.39%
Net investment income (loss)	.23%A	.47%	.51%	.27%	.20%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,463	$ 174,670	$ 253,062	$ 245,995	$ 283,419	$ 342,347
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81	$ 25.99
Income from Investment Operations
Net investment income (loss)E	(.03)	(.02)	(.01)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	(.48)	(4.29)	2.31	2.04	3.68	(3.29)
Total from investment operations	(.51)	(4.31)	2.30	1.98	3.62	(3.38)
Distributions from net investment income	-	(.01)	(.04)	-	-	-
Distributions from net realized gain	-	(1.70)	-	-	(.66)	(3.81)
Total distributions	-	(1.71)	(.04)	-	(.66)	(3.81)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.51	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Total ReturnB, C, D	(2.55)%	(17.51)%	9.72%	9.14%	20.57%	(15.12)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.09%A	2.00%	1.95%	1.96%	1.99%	1.98%
Expenses net of voluntary waivers, if any	2.09%A	2.00%	1.95%	1.96%	1.99%	1.98%
Expenses net of all reductions	2.06%A	1.95%	1.91%	1.92%	1.95%	1.94%
Net investment income (loss)	(.34)%A	(.07)%	(.03)%	(.28)%	(.34)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,353	$ 58,656	$ 83,243	$ 50,685	$ 47,792	$ 44,351
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)	-	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	(.46)	(4.32)	2.32	2.04	3.71	(4.15)
Total from investment operations	(.49)	(4.33)	2.32	1.99	3.66	(4.22)
Distributions from net investment income	-	(.02)	(.06)	(.04)	(.01)	-
Distributions from net realized gain	-	(1.70)	-	-	(.70)	(1.22)
Total distributions	-	(1.72)	(.06)	(.04)	(.71)	(1.22)
Redemption fees added to paid in capitalE	-	-	.01	.01	.01	.01
Net asset value, end of period	$ 19.61	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Total ReturnB, C, D	(2.44)%	(17.52)%	9.76%	9.15%	20.72%	(17.72)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.03%A	1.96%	1.92%	1.91%	1.94%	2.90%A
Expenses net of voluntary waivers, if any	2.03%A	1.96%	1.92%	1.91%	1.94%	2.50%A
Expenses net of all reductions	2.00%A	1.92%	1.87%	1.87%	1.89%	2.44%A
Net investment income (loss)	(.28)%A	(.03)%	-	(.23)%	(.28)%	(.48)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,371	$ 24,201	$ 29,699	$ 13,741	$ 8,761	$ 2,972
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15	$ 26.42
Income from Investment Operations
Net investment income (loss)D	.08	.23	.28	.19	.14	.13
Net realized and unrealized gain (loss)	(.48)	(4.43)	2.37	2.07	3.76	(3.35)
Total from investment operations	(.40)	(4.20)	2.65	2.26	3.90	(3.22)
Distributions from net investment income	(.18)	(.25)	(.27)	(.13)	(.07)	(.09)
Distributions from net realized gain	-	(1.70)	-	-	(.71)	(3.97)
Total distributions	(.18)	(1.95)	(.27)	(.13)	(.78)	(4.06)
Redemption fees added to paid in capitalD	-	-	.01	.02	.01	.01
Net asset value, end of period	$ 20.09	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Total ReturnB, C	(1.96)%	(16.64)%	10.90%	10.31%	21.95%	(14.29)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.98%A	.93%	.88%	.86%	.87%	.95%
Expenses net of voluntary waivers, if any	.98%A	.93%	.88%	.86%	.87%	.95%
Expenses net of all reductions	.95%A	.89%	.84%	.82%	.82%	.91%
Net investment income (loss)	.78%A	.99%	1.04%	.82%	.78%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,055	$ 4,938	$ 6,960	$ 3,470	$ 4,505	$ 3,922
Portfolio turnover rate	46%A	85%	130%	90%	99%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 15,635,835	|
Unrealized depreciation	(23,217,733)
Net unrealized appreciation (depreciation)	$ (7,581,898)
Cost for federal income tax purposes	$ 266,701,313

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 30,003	$ -	$ 2,106
Class T	.27%	.25%	428,594	1,248	17,864
Class B	.75%	.25%	268,711	201,533	-
Class C	.75%	.25%	114,269	23,737	-
			$ 841,577	$ 226,518	$ 19,970

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 11,552	$ 5,238
Class T	23,739	6,746
Class B*	136,882	136,882
Class C*	4,420	4,420
	$ 176,593	$ 153,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 49,469	.44*
Class T	272,824	.33*
Class B	114,162	.42*
Class C	41,532	.36*
Institutional Class	6,973	.31*
	$ 484,960

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $114,120 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 21,047	$ 97
Class A	2,106	-	-
Class T	17,864	-	-
	$ 19,970	$ 21,047	$ 97

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 122,747	$ 157,796
Class T	484,681	1,000,831
Class B	-	32,214
Class C	-	23,996
Institutional Class	41,005	65,848
Total	$ 648,433	$ 1,280,685
From net realized gain
Class A	$ -	$ 1,449,451
Class T	-	15,316,013
Class B	-	5,391,688
Class C	-	1,951,733
Institutional Class	-	455,227
Total	$ -	$ 24,564,112

Natural Resources

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	259,606	560,829	$ 5,190,267	$ 13,064,010
Reinvestment of distributions	5,188	55,891	105,441	1,323,257
Shares redeemed	(185,080)	(361,836)	(3,656,073)	(8,181,862)
Net increase (decrease)	79,714	254,884	$ 1,639,635	$ 6,205,405
Class T
Shares sold	281,088	1,135,494	$ 5,727,729	$ 26,879,653
Reinvestment of distributions	21,538	631,721	445,500	15,183,945
Shares redeemed	(1,040,471)	(2,758,987)	(20,948,370)	(64,823,707)
Net increase (decrease)	(737,845)	(991,772)	$ (14,775,141)	$ (22,760,109)
Class B
Shares sold	158,670	694,136	$ 3,153,243	$ 15,836,457
Reinvestment of distributions	-	189,750	-	4,451,383
Shares redeemed	(508,799)	(1,150,430)	(9,945,637)	(25,888,430)
Net increase (decrease)	(350,129)	(266,544)	$ (6,792,394)	$ (5,600,590)
Class C
Shares sold	103,398	458,851	$ 2,043,501	$ 10,523,070
Reinvestment of distributions	-	64,641	-	1,522,771
Shares redeemed	(166,191)	(455,506)	(3,281,600)	(10,199,915)
Net increase (decrease)	(62,793)	67,986	$ (1,238,099)	$ 1,845,926
Institutional Class
Shares sold	19,396	112,915	$ 391,915	$ 2,604,033
Reinvestment of distributions	1,446	15,096	29,777	362,437
Shares redeemed	(57,896)	(148,663)	(1,167,867)	(3,394,903)
Net increase (decrease)	(37,054)	(20,652)	$ (746,175)	$ (428,433)

Semiannual Report

Advisor Technology Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - Inst CL	-0.49%	-37.62%	-13.50%	26.04%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Technology	-1.69%	-40.74%	-20.18%	25.34%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 226 stocks designed to measure the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Technology - Inst CL	-37.62%	-2.86%	3.67%
S&P 500	-23.02%	-1.33%	5.81%
GS Technology	-40.74%	-4.41%	3.58%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Technology Index did over the same period.

Semiannual Report

Advisor Technology Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Sonu Kalra, Portfolio Manager of Fidelity Advisor Technology Fund

Q. How did the fund perform, Sonu?

A. It fell a little short of break-even but finished ahead of its benchmarks. For the six months ending January 31, 2003, the fund's Institutional Class shares returned -0.49%. During the same period the Goldman Sachs Technology Index, an index of 226 stocks designed to track the performance of companies in the technology sector, returned -1.69%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Institutional Class shares returned -37.62%, compared to a -40.74% return for the Goldman Sachs index and -23.02% for the S&P 500.

Q. Why did the fund beat its indexes during the six-month period?

A. After getting pummeled at the end of the third quarter of 2002 and the beginning of October, the technology sector advanced nicely from mid-October through November. Subsequently, the sector gave back some of its gains, but the rally enabled technology to finish ahead of most other sectors of the broader market, as represented by the S&P 500. Compared with the Goldman Sachs index, the fund was helped by a larger exposure to Internet portals, and by stock selection in the enterprise software and broadcasting/cable TV industries. On the down side, we were hurt by stock selection and an overweighting in semiconductors. Underweighting wireline telecommunications equipment and unfavorable stock picking in wireless telecom equipment also were negative factors.

Q. How was the fund positioned during the period?

A. I'd describe it as a barbell approach. On the one hand, the fund had substantial investments in companies that were taking market share and that I thought could do well virtually regardless of the economic environment. Examples of this kind of company included Microsoft, Dell Computer and Cisco Systems. At the other end of the barbell were companies that are more economically sensitive, a category that includes semiconductor manufacturers. Early in the period, many people thought that a recovery in information technology (IT) spending was imminent. Unfortunately, the projected spending recovery kept getting pushed out further on the calendar, and semiconductor manufacturers had to lower their earnings guidance during the period.

Q. Which stocks helped the fund's performance during the period?

A. Storage manufacturer EMC was the fund's top contributor on an absolute basis. In the fourth quarter, the company preannounced lower-than-expected results, and its share price sank down to an attractive level at around two times the cash on its balance sheet. The fund already owned some EMC, and I bought more in the fourth quarter - in time to benefit from the tech- and telecom-led rally that took place then. I liquidated the fund's EMC position near the end of the period for valuation reasons. Yahoo! also merits mention as a positive contributor by absolute and relative standards. The company beat estimates for its third- and fourth-quarter earnings, benefiting from improving online advertising sales and an increased focus on converting users to paid subscribers for services such as e-mail and auctions. Compared with the Goldman Sachs index, the fund benefited from not owning Electronic Data Systems, which plunged in September after announcing that third-quarter earnings would fall considerably short of previous expectations. Overweighting Microsoft, the fund's largest holding at period end, also helped our relative performance despite its negative impact on absolute returns. By switching to a subscription-based revenue model for its software, the company lessened its reliance on fluctuations in personal computer demand.

Q. Which stocks hurt performance?

A. On an absolute basis, the fund was hurt about equally by semiconductor manufacturers Micron Technology and Intel. However, whereas we underweighted Intel, which helped our results compared with the Goldman Sachs index, the fund's relative performance was hurt by its substantial overweighting in Micron Technology. Overweightings in chip makers Texas Instruments, National Semiconductor and Semtech also had a negative impact on our performance. Another detractor was wireless handset maker Motorola. Despite reporting strong fourth-quarter sales in its mobile phone division, investors were concerned about the company's lukewarm forecasts for 2003.

Q. What's your outlook, Sonu?

A. While IT spending fell in 2002, it is projected to be flat for 2003, so I am cautiously optimistic going forward. It will still be important to pick our spots until the supply/demand picture improves further. I will continue to stay in close touch with chief technology officers and chief information officers at the various companies I follow, as well as with third-party information sources - such as suppliers, competitors, salespeople, and so on. That's the best way to stay ahead of the curve on changes in demand.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than
$792 million

Manager: Sonu Kalra, since 2002; joined Fidelity in 1998

3

Semiannual Report

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Microsoft Corp.	11.6
Cisco Systems, Inc.	7.5
Dell Computer Corp.	6.0
International Business Machines Corp.	5.7
Intel Corp.	5.6
Texas Instruments, Inc.	3.9
Oracle Corp.	3.7
Hewlett-Packard Co.	3.0
AOL Time Warner, Inc.	2.8
Broadcom Corp. Class A	2.0
51.8
Top Industries as of January 31, 2003
% of fund's net assets
Semiconductor Equipment & Products	27.4%
Software	24.7%
Computers & Peripherals	18.0%
Communications Equipment	11.5%
Media	5.0%
All Others*	13.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Ceridian Corp. (a)	313,600	$ 4,497,024
ChoicePoint, Inc. (a)	47,966	1,726,776
First Data Corp.	389,600	13,402,240
Paychex, Inc.	30,200	760,436
TOTAL COMMERCIAL SERVICES & SUPPLIES		20,386,476
COMMUNICATIONS EQUIPMENT - 11.5%
3Com Corp. (a)	647,100	2,737,233
Advanced Fibre Communication, Inc. (a)	99,600	1,682,244
Brocade Communications Systems, Inc. (a)	375,000	1,676,250
Cisco Systems, Inc. (a)	4,448,200	59,472,434
Corning, Inc. (a)	362,700	1,479,816
Emulex Corp. (a)	7,200	150,696
Enterasys Networks, Inc. (a)	450,900	771,039
Extreme Networks, Inc. (a)	255,200	1,043,768
Finisar Corp. (a)	331,100	430,430
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
McDATA Corp. Class A (a)	160,200	1,263,978
Motorola, Inc.	1,577,200	12,586,056
Nokia Corp. sponsored ADR	257,200	3,701,108
OZ Optics Ltd. unit (c)	68,000	1,003,000
QUALCOMM, Inc. (a)	86,300	3,250,058
Tellium, Inc. (a)	82,700	48,876
TOTAL COMMUNICATIONS EQUIPMENT		91,339,591
COMPUTERS & PERIPHERALS - 18.0%
Apple Computer, Inc. (a)	461,700	6,630,012
Compal Electronics, Inc.	1,378,000	1,620,242
Dell Computer Corp. (a)	2,006,600	47,877,476
Gateway, Inc. (a)	565,600	1,481,872
Hewlett-Packard Co.	1,362,877	23,727,689
Imation Corp. (a)	58,600	2,094,364
International Business Machines Corp.	575,500	45,021,365
Lexmark International, Inc. Class A (a)	55,300	3,347,862
Maxtor Corp. (a)	143,700	852,141
Network Appliance, Inc. (a)	144,200	1,558,802
Storage Technology Corp. (a)	56,900	1,257,490
Sun Microsystems, Inc. (a)	2,469,000	7,629,210
TOTAL COMPUTERS & PERIPHERALS		143,098,525
DISTRIBUTORS - 0.1%
Medion AG	24,400	882,476
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Qwest Communications International, Inc. (a)	514,400	2,325,088
TeraBeam Networks (c)	10,800	2,700
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,327,788

	Shares	Value (Note 1)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
Agilent Technologies, Inc. (a)	228,000	$ 3,757,440
Celestica, Inc. (sub. vtg.) (a)	83,700	962,638
Ingram Micro, Inc. Class A (a)	30,200	347,300
Photon Dynamics, Inc. (a)	43,900	593,528
Sanmina-SCI Corp. (a)	298,000	1,090,680
Vishay Intertechnology, Inc. (a)	638,700	6,597,771
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		13,349,357
INTERNET & CATALOG RETAIL - 0.3%
USA Interactive (a)	98,100	2,159,181
INTERNET SOFTWARE & SERVICES - 2.5%
EarthLink, Inc. (a)	71,000	377,010
Overture Services, Inc. (a)	232,100	5,391,683
VeriSign, Inc. (a)	176,300	1,454,475
Yahoo!, Inc. (a)	687,200	12,507,040
TOTAL INTERNET SOFTWARE & SERVICES		19,730,208
IT CONSULTING & SERVICES - 0.3%
Accenture Ltd. Class A (a)	56,300	931,765
ManTech International Corp. Class A	77,200	1,401,103
TOTAL IT CONSULTING & SERVICES		2,332,868
MEDIA - 5.0%
AOL Time Warner, Inc. (a)	1,913,000	22,305,580
Clear Channel Communications, Inc. (a)	183,700	7,362,696
Liberty Media Corp. Class A (a)	285,400	2,845,438
Viacom, Inc. Class B (non-vtg.) (a)	183,200	7,062,360
TOTAL MEDIA		39,576,074
OFFICE ELECTRONICS - 0.4%
IKON Office Solutions, Inc.	407,000	3,154,250
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 27.4%
Agere Systems, Inc.:
Class A (a)	4,831,300	8,551,401
Class B (a)	394,800	686,952
Altera Corp. (a)	420,100	4,612,698
Analog Devices, Inc. (a)	468,500	11,211,205
Applied Materials, Inc. (a)	613,500	7,343,595
ASML Holding NV (NY Shares) (a)	247,900	1,985,679
Broadcom Corp. Class A (a)	1,163,300	15,751,082
ChipPAC, Inc. Class A (a)	370,300	962,780
Conexant Systems, Inc. (a)	1,244,700	1,506,087
Cree, Inc. (a)	41,900	752,524
Fairchild Semiconductor International, Inc. Class A (a)	776,400	8,493,816
Infineon Technologies AG sponsored ADR (a)	202,900	1,414,213
Integrated Device Technology, Inc. (a)	288,500	2,149,325
Intel Corp.	2,820,900	44,175,294
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - CONTINUED
Intersil Corp. Class A (a)	287,800	$ 4,173,100
KLA-Tencor Corp. (a)	226,300	7,386,432
LAM Research Corp. (a)	230,200	2,691,038
Linear Technology Corp.	64,800	1,693,224
Maxim Integrated Products, Inc.	34,200	1,065,330
Micrel, Inc. (a)	347,500	2,894,675
Micron Technology, Inc. (a)	1,474,100	12,102,361
National Semiconductor Corp. (a)	575,400	7,595,280
Novellus Systems, Inc. (a)	269,400	7,933,830
NVIDIA Corp. (a)	522,900	5,396,328
Samsung Electronics Co. Ltd.	24,700	6,153,890
Skyworks Solutions, Inc. (a)	97,800	680,688
STMicroelectronics NV (NY Shares)	269,000	4,938,840
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	843,500	5,651,450
Teradyne, Inc. (a)	223,700	2,324,243
Texas Instruments, Inc.	1,933,200	30,737,880
United Microelectronics Corp. sponsored ADR (a)	594,900	1,820,394
Varian Semiconductor Equipment Associates, Inc. (a)	70,700	1,833,958
Xilinx, Inc. (a)	38,700	765,873
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		217,435,465
SOFTWARE - 24.7%
Activision, Inc. (a)	55,500	807,525
Adobe Systems, Inc.	178,030	4,703,553
Autodesk, Inc.	237,000	3,540,780
BEA Systems, Inc. (a)	500,000	5,730,000
Cadence Design Systems, Inc. (a)	93,200	924,544
Check Point Software Technologies Ltd. (a)	381,200	5,462,596
Citrix Systems, Inc. (a)	238,900	3,296,820
Electronic Arts, Inc. (a)	43,100	2,233,011
Hyperion Solutions Corp. (a)	63,700	1,766,274
Legato Systems, Inc. (a)	2,060,800	10,365,824
Microsoft Corp.	1,937,000	91,930,018
Network Associates, Inc. (a)	128,600	1,963,722
Oracle Corp. (a)	2,424,300	29,164,329
PeopleSoft, Inc. (a)	122,400	2,373,336
Quest Software, Inc. (a)	822,700	8,342,178
Red Hat, Inc. (a)	541,000	2,780,740
Siebel Systems, Inc. (a)	618,100	5,167,316
StorageNetworks, Inc. (a)	1,647,600	1,713,504
Symantec Corp. (a)	40,100	1,871,868

	Shares	Value (Note 1)
Synopsys, Inc. (a)	43,000	$ 1,662,810
VERITAS Software Corp. (a)	542,800	9,907,186
TOTAL SOFTWARE		195,707,934
SPECIALTY RETAIL - 0.3%
Best Buy Co., Inc. (a)	86,200	2,248,958
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. Class A (a)	635,500	3,228,340
Nextel Communications, Inc. Class A (a)	187,500	2,366,250
Vodafone Group PLC sponsored ADR	249,800	4,708,730
TOTAL WIRELESS TELECOMMUNICATION SERVICES		10,303,320
TOTAL COMMON STOCKS (Cost $901,377,139)		764,032,471
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies Series E (c)	17,200	17,200
Procket Networks, Inc. Series C (c)	276,000	138,000
TOTAL COMMUNICATIONS EQUIPMENT		155,200
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		326,200
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.39% (b)	47,830,742	47,830,742
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	32,042,445	32,042,445
TOTAL MONEY MARKET FUNDS (Cost $79,873,187)		79,873,187
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $986,068,130)		844,231,858
NET OTHER ASSETS - (6.5)%		(51,513,704)
NET ASSETS - 100%		$ 792,718,154
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
TeraBeam Networks	4/7/00	$ 40,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $594,768,255 and $629,605,696, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $94,406 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,374,505 or 0.2% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,371,778,000 of which $10,080,000 and $1,361,698,000 will expire on July 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $393,493,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,342,014) (cost $986,068,130) - See accompanying schedule		$ 844,231,858
Foreign currency held at value (cost $3,945,506)		3,863,460
Receivable for investments sold		10,402,607
Receivable for fund shares sold		420,539
Dividends receivable		98,539
Interest receivable		42,680
Redemption fees receivable		255
Receivable from investment adviser for expense reductions		14,391
Other receivables		18,131
Total assets		859,092,460
Liabilities
Payable for investments purchased	$ 30,807,159
Payable for fund shares redeemed	2,494,521
Accrued management fee	419,615
Distribution fees payable	521,853
Other payables and accrued expenses	88,713
Collateral on securities loaned, at value	32,042,445
Total liabilities		66,374,306
Net Assets		$ 792,718,154
Net Assets consist of:
Paid in capital		$ 2,899,581,542
Accumulated net investment loss		(6,218,137)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,958,727,416)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(141,917,835)
Net Assets		$ 792,718,154
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($92,797,306 ÷ 9,342,122 shares)		$ 9.93
Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($277,202,871 ÷ 28,241,089 shares)		$ 9.82
Maximum offering price per share (100/96.50 of $9.82)		$ 10.18
Class B: Net Asset Value and offering price per share ($304,678,070 ÷ 31,980,089 shares)A		$ 9.53
Class C: Net Asset Value and offering price per share ($109,185,334 ÷ 11,422,390 shares)A		$ 9.56
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,854,573 ÷ 877,116 shares)		$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 761,152
Interest		348,222
Security lending		116,434
Total income		1,225,808

Expenses
Management fee	$ 2,449,340
Transfer agent fees	3,322,811
Distribution fees	3,173,902
Accounting and security lending fees	125,169
Non-interested trustees' compensation	1,642
Custodian fees and expenses	18,022
Registration fees	7,604
Audit	13,650
Legal	5,167
Miscellaneous	18,703
Total expenses before reductions	9,136,010
Expense reductions	(1,692,065)	7,443,945
Net investment income (loss)		(6,218,137)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(186,491,467)
Foreign currency transactions	18,063
Total net realized gain (loss)		(186,473,404)
Change in net unrealized appreciation (depreciation) on: Investment securities	180,862,424
Assets and liabilities in foreign currencies	(79,179)
Total change in net unrealized appreciation (depreciation)		180,783,245
Net gain (loss)		(5,690,159)
Net increase (decrease) in net assets resulting from operations		$ (11,908,296)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,218,137)	$ (21,422,578)
Net realized gain (loss)	(186,473,404)	(816,848,049)
Change in net unrealized appreciation (depreciation)	180,783,245	70,262,233
Net increase (decrease) in net assets resulting from operations	(11,908,296)	(768,008,394)
Share transactions - net increase (decrease)	(71,246,038)	(235,963,968)
Redemption fees	60,936	174,908
Total increase (decrease) in net assets	(83,093,398)	(1,003,797,454)

Net Assets
Beginning of period	875,811,552	1,879,609,006
End of period (including accumulated net investment loss of $6,218,137 and $0 respectively)	$ 792,718,154	$ 875,811,552

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.15)	(.17)	(.19)	(.09)	(.08)
Net realized and unrealized gain (loss)	(.05)	(7.58)	(16.67)	13.04	10.15	.58
Total from investment operations	(.10)	(7.73)	(16.84)	12.85	10.06	.50
Distributions from net realized gain	-	-	(1.63)	(1.58)	-	(1.14)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.63)	(1.58)	-	(1.59)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.93	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Total Return B,C,D	(1.00)%	(43.52)%	(48.83)%	53.76%	67.67%	4.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.80% A	1.53%	1.23%	1.16%	1.25%	1.39%
Expenses net of voluntary waivers, if any	1.57% A	1.51%	1.23%	1.16%	1.25%	1.39%
Expenses net of all reductions	1.34% A	1.43%	1.21%	1.15%	1.24%	1.35%
Net investment income (loss)	(1.05)% A	(1.07)%	(.68)%	(.55)%	(.44)%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,797	$ 101,649	$ 211,429	$ 388,756	$ 94,621	$ 15,414
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.22)	(.27)	(.14)	(.11)
Net realized and unrealized gain (loss)	(.03)	(7.50)	(16.55)	12.96	10.09	.56
Total from investment operations	(.09)	(7.68)	(16.77)	12.69	9.95	.45
Distributions from net realized gain	-	-	(1.59)	(1.51)	-	(1.12)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.59)	(1.51)	-	(1.57)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.82	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Total Return B,C,D	(0.91)%	(43.66)%	(48.96)%	53.41%	67.30%	3.85%
Ratios to Average Net Assets F
Expenses before expense reductions	1.93% A	1.70%	1.43%	1.38%	1.47%	1.60%
Expenses net of voluntary waivers, if any	1.82% A	1.70%	1.43%	1.38%	1.47%	1.60%
Expenses net of all reductions	1.59% A	1.62%	1.41%	1.37%	1.46%	1.56%
Net investment income (loss)	(1.30)% A	(1.26)%	(.88)%	(.77)%	(.65)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,203	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533	$ 90,499
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Income from Investment Operations
Net investment income (loss) E	(.08)	(.25)	(.35)	(.45)	(.26)	(.20)
Net realized and unrealized gain (loss)	(.03)	(7.32)	(16.27)	12.78	10.01	.57
Total from investment operations	(.11)	(7.57)	(16.62)	12.33	9.75	.37
Distributions from net realized gain	-	-	(1.50)	(1.45)	-	(1.13)
Distributions in excess of net realized gain	-	-	-	-	-	(.45)
Total distributions	-	-	(1.50)	(1.45)	-	(1.58)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.53	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Total Return B,C,D	(1.14)%	(43.99)%	(49.28)%	52.57%	66.49%	3.27%
Ratios to Average Net Assets F
Expenses before expense reductions	2.49% A	2.28%	1.98%	1.91%	2.01%	2.21%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	1.98%	1.91%	2.01%	2.21%
Expenses net of all reductions	2.03% A	2.18%	1.96%	1.91%	2.00%	2.18%
Net investment income (loss)	(1.73)% A	(1.81)%	(1.43)%	(1.30)%	(1.19)%	(1.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,678	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768	$ 31,041
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) E	(.08)	(.24)	(.33)	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	(.03)	(7.34)	(16.30)	12.80	10.03	1.27
Total from investment operations	(.11)	(7.58)	(16.63)	12.36	9.78	1.10
Distributions from net realized gain	-	-	(1.51)	(1.47)	-	(.49)
Distributions in excess of net realized gain	-	-	-	-	-	(.20)
Total distributions	-	-	(1.51)	(1.47)	-	(.69)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 9.56	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Total Return B,C,D	(1.14)%	(43.94)%	(49.24)%	52.60%	66.60%	8.96%
Ratios to Average Net Assets G
Expenses before expense reductions	2.39% A	2.18%	1.94%	1.89%	1.97%	2.43% A
Expenses net of voluntary waivers, if any	2.25% A	2.18%	1.94%	1.89%	1.97%	2.43% A
Expenses net of all reductions	2.03% A	2.11%	1.91%	1.89%	1.96%	2.41% A
Net investment income (loss)	(1.73)% A	(1.74)%	(1.38)%	(1.28)%	(1.16)%	(1.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,185	$ 123,034	$ 269,563	$ 472,462	$ 88,120	$ 6,754
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Income from Investment Operations
Net investment income (loss) D	(.03)	(.08)	(.08)	(.09)	(.04)	(.04)
Net realized and unrealized gain (loss)	(.02)	(7.67)	(16.78)	13.08	10.19	.55
Total from investment operations	(.05)	(7.75)	(16.86)	12.99	10.15	.51
Distributions from net realized gain	-	-	(1.67)	(1.62)	-	(1.15)
Distributions in excess of net realized gain	-	-	-	-	-	(.46)
Total distributions	-	-	(1.67)	(1.62)	-	(1.61)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 10.10	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Total Return B,C	(.49)%	(43.30)%	(48.67)%	54.16%	68.23%	4.26%
Ratios to Average Net Assets E
Expenses before expense reductions	1.04% A	1.00%	.86%	.87%	.98%	1.10%
Expenses net of voluntary waivers, if any	1.04% A	1.00%	.86%	.87%	.98%	1.10%
Expenses net of all reductions	.81% A	.92%	.84%	.87%	.97%	1.07%
Net investment income (loss)	(.52)% A	(.56)%	(.31)%	(.26)%	(.17)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,855	$ 10,495	$ 24,084	$ 63,957	$ 32,722	$ 7,060
Portfolio turnover rate	150% A	164%	181%	125%	170%	348%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 47,656,116	|
Unrealized depreciation	(221,404,562)
Net unrealized appreciation (depreciation)	$ (173,748,446)
Cost for federal income tax purposes	$ 1,017,980,304

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares . Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 154,577	$ -	$ 32,647
Class T	.32%	.25%	826,395	-	97,559
Class B	.75%	.25%	1,610,689	1,208,016	-
Class C	.75%	.25%	582,241	49,925	-
			$ 3,173,902	$ 1,257,941	$ 130,206

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 76,736	$ 20,354
Class T	140,363	30,149
Class B*	654,021	654,021
Class C*	11,978	11,978
	$ 883,098	$ 716,502

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 412,951	.85*
Class T	1,065,964	.73*
Class B	1,386,243	.86*
Class C	438,362	.75*
Institutional Class	19,291	.41*
	$ 3,322,811

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $347,404 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 111,663
Class T	1.75%	166,163
Class B	2.25%	392,823
Class C	2.25%	79,239
Institutional Class	1.25%	-
		$ 749,888

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction

Fund Level	$ -	$ 811,971
Class A	32,647	-
Class T	97,559	-
	$ 130,206	$ 811,971

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Technology

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	821,364	2,070,908	$ 8,180,098	$ 30,098,014
Shares redeemed	(1,618,009)	(3,835,834)	(15,909,432)	(53,193,902)
Net increase (decrease)	(796,645)	(1,764,926)	$ (7,729,334)	$ (23,095,888)
Class T
Shares sold	3,285,815	6,936,775	$ 32,947,606	$ 100,078,808
Shares redeemed	(5,582,985)	(13,063,604)	(54,205,384)	(178,979,496)
Net increase (decrease)	(2,297,170)	(6,126,829)	$ (21,257,778)	$ (78,900,688)
Class B
Shares sold	990,047	3,602,655	$ 9,610,322	$ 51,323,068
Shares redeemed	(4,068,609)	(10,943,405)	(38,375,366)	(144,423,632)
Net increase (decrease)	(3,078,562)	(7,340,750)	$ (28,765,044)	$ (93,100,564)
Class C
Shares sold	774,010	2,245,106	$ 7,688,564	$ 31,854,224
Shares redeemed	(2,071,146)	(5,149,488)	(19,645,505)	(68,508,077)
Net increase (decrease)	(1,297,136)	(2,904,382)	$ (11,956,941)	$ (36,653,853)
Institutional Class
Shares sold	85,398	268,703	$ 880,791	$ 3,971,583
Shares redeemed	(241,988)	(580,718)	(2,417,732)	(8,184,558)
Net increase (decrease)	(156,590)	(312,015)	$ (1,536,941)	$ (4,212,975)

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund - Institutional Class

Performance

Performance

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	4.47%	-26.83%	-23.50%	22.49%
S&P 500	-5.27%	-23.02%	-6.48%	43.67%
GS Utilities	2.29%	-28.47%	-30.96%	4.07%

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 3, 1996. You can compare Institutional Class shares' returns to the performance of both the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 105 stocks designed to measure the performance of companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Telecommunications & Utilities - Inst CL	-26.83%	-5.22%	3.21%
S&P 500	-23.02%	-1.33%	5.81%
GS Utilities	-28.47%	-7.14%	0.62%

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

3

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund - Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the S&P 500 Index and the GS Utilities Index did over the same period.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Shep
Perkins, Portfolio Manager of Fidelity Advisor Telecommunications & Utilities Growth Fund

Q. How did the fund perform, Shep?

A. The fund logged positive returns while beating both of its benchmarks. For the six months ending January 31, 2003, the fund's Institutional Class shares returned 4.47%. During the same period, the Goldman Sachs Utilities Index - an index of 105 stocks designed to measure the performance of companies in the utilities sector - returned 2.29%, while the Standard & Poor's 500 Index returned -5.27%. For the 12 months ending January 31, 2003, the fund's Institutional Class shares returned -26.83%, compared with -28.47% for the Goldman Sachs index and -23.02% for the S&P 500.

Q. What factors affected the fund's performance during the six-month period?

A. The broader stock market, as represented by the S&P 500, was weak until mid-October, when oversold conditions led investors to begin buying aggressively. Telecommunications stocks led the rally, in part because their valuations had contracted more than those in other sectors. Compared with the Goldman Sachs index, the fund was aided by favorable stock selection and a significant overweighting in broadcasting and cable TV stocks. Additionally, we benefited from stock selection in the unregulated power utility and wireline telecom equipment industries, where I was able to take advantage of some compelling bargains. On the other hand, underweighting wireless service providers hurt the fund, as did stock selection in that group and in electric utilities.

Q. What was your rationale for underweighting wireless services companies?

A. It was a good strategy while the market was declining. Subscriber growth for wireless service providers continued to decline from what it had been several years ago, when cell phone usage was much less pervasive. Additionally, intense price competition among the six major wireless service providers cut into their profits, causing their share prices to plummet early in the period. Despite these challenges, however, stocks in the group got a boost from bargain hunters, particularly in October and November.

Q. Which stocks helped the fund's performance?

A. EchoStar Communications was our top performer by both absolute and relative measures. Investors reacted positively to the satellite TV provider's announcement that it was calling off its planned acquisition of Hughes Electronics, owner of competitor DirecTV. Citizens Communications, an integrated regional provider of local, long-distance and wireless voice and data services, also helped our performance. The stock participated nicely in the fall rally on the heels of the company's third-quarter financial report, which revealed that Citizens generated significant cash flow and made good progress on reducing its debt. Regional Bell operating company (RBOC) Verizon, the fund's largest holding at the end of the period, was another stock that contributed to our absolute returns. Here too, the stock benefited from a third-quarter report that indicated strong cash flow. In addition, an improving regulatory environment boosted the stock.

Q. What were the disappointments?

A. Electric utility TXU was the fund's largest detractor in absolute terms and compared with the benchmark. The company made a European acquisition that proved disastrous. Ultimately, TXU was forced to unload its European assets, and the company subsequently began to refocus on its core U.S. business. RBOC BellSouth, the fund's fifth-largest holding at period end, also detracted from performance, despite our modest underweighting compared with the Goldman Sachs index. The third-largest U.S. local telephone company was hurt both by reseller competition and contracting profit margins. On a relative basis, the fund was hurt by its large underweightings in wireless service providers Sprint PCS and Nextel Communications, as both stocks turned in strong performances during the period.

Q. What's your outlook, Shep?

A. I'm cautiously optimistic that 2003 could be a better year for the telecom and utilities industries - probably not a great year, but a lot better than 2002. The management teams of many telecom companies I follow are extremely focused on getting their cost structures in order, paying down debt and generally doing what is necessary to make their companies financially healthy again. On the utilities side, too, we're seeing companies shed non-core businesses and refocus their strategies. Of course, there's only so much cost cutting and debt reduction you can do. Overcapacity remains a problem that will have to be remedied in a number of markets. For example, we'll likely see some mergers and acquisitions in the wireless services market, and perhaps on the telecom equipment side as well. This consolidation might do a lot to correct the current imbalance of supply and demand in these markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions. For more information, see page <Click Here>.

Fund Facts

Start date: September 3, 1996

Size: as of January 31, 2003, more than $195 million

Manager: Shep Perkins, since 2002; joined Fidelity in 1997

3

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Verizon Communications, Inc.	9.6
EchoStar Communications Corp. Class A	6.1
SBC Communications, Inc.	4.8
Equitable Resources, Inc.	4.7
BellSouth Corp.	4.6
Dominion Resources, Inc.	4.6
FPL Group, Inc.	4.5
Citizens Communications Co.	3.7
Southern Co.	3.3
FirstEnergy Corp.	3.2
49.1
Top Industries as of January 31, 2003
% of fund's net assets
Diversified Telecommunication Services	35.9%
Electric Utilities	28.8%
Multi-Utilities & Unregulated Power	10.4%
Media	10.3%
Wireless Telecommunication Services	6.6%
All Others*	8.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 3.1%
Comverse Technology, Inc. (a)	563,930	$ 5,368,614
Motorola, Inc.	82,300	656,754
TOTAL COMMUNICATIONS EQUIPMENT		6,025,368
DIVERSIFIED TELECOMMUNICATION SERVICES - 35.9%
ALLTEL Corp.	133,100	6,238,397
BellSouth Corp.	398,300	9,073,274
CenturyTel, Inc.	140,500	4,261,365
Citizens Communications Co. (a)	732,900	7,175,091
Commonwealth Telephone Enterprises, Inc. (a)	25,800	922,350
IDT Corp. (a)	152,300	2,444,415
IDT Corp. Class B (a)	195,900	3,024,696
KT Corp. sponsored ADR	117,600	2,430,792
Qwest Communications International, Inc. (a)	823,195	3,720,841
SBC Communications, Inc.	383,700	9,377,628
Telefonos de Mexico SA de CV sponsored ADR	96,000	2,874,240
Verizon Communications, Inc.	494,200	18,917,975
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		70,461,064
ELECTRIC UTILITIES - 28.3%
Ameren Corp.	135,800	5,341,014
Cinergy Corp.	16,000	507,200
Constellation Energy Group, Inc.	37,600	1,039,640
Dominion Resources, Inc.	166,200	9,006,378
DPL, Inc.	99,700	1,425,710
DQE, Inc.	34,300	473,340
DTE Energy Co.	85,600	3,588,352
Edison International (a)	100,200	1,235,466
Entergy Corp.	70,500	3,133,725
FirstEnergy Corp.	200,100	6,243,120
FPL Group, Inc.	149,600	8,735,144
Northeast Utilities	209,300	3,003,455
Southern Co.	230,000	6,479,100
TXU Corp.	177,300	3,253,455
Wisconsin Energy Corp.	81,400	1,973,950
TOTAL ELECTRIC UTILITIES		55,439,049
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Itron, Inc. (a)	23,600	376,420

	Shares	Value (Note 1)
GAS UTILITIES - 3.4%
KeySpan Corp.	99,000	$ 3,366,000
NiSource, Inc.	100,700	1,789,439
Sempra Energy	26,100	629,010
TransCanada PipeLines Ltd.	56,800	847,371
TOTAL GAS UTILITIES		6,631,820
MEDIA - 7.7%
AOL Time Warner, Inc. (a)	59,100	689,106
EchoStar Communications Corp. Class A (a)	463,800	12,035,610
General Motors Corp. Class H (a)	229,900	2,344,980
TOTAL MEDIA		15,069,696
MULTI-UTILITIES & UNREGULATED POWER - 10.4%
AES Corp. (a)	1,774,600	6,157,862
Energy East Corp.	51,200	1,009,664
Equitable Resources, Inc.	246,000	9,146,280
MDU Resources Group, Inc.	38,800	1,041,004
Reliant Resources, Inc. (a)	28,700	117,096
SCANA Corp.	94,300	2,895,010
TOTAL MULTI-UTILITIES & UNREGULATED POWER		20,366,916
WATER UTILITIES - 0.5%
Philadelphia Suburban Corp.	47,886	962,509
WIRELESS TELECOMMUNICATION SERVICES - 6.6%
American Tower Corp. Class A (a)	631,600	3,208,528
AT&T Wireless Services, Inc. (a)	161,000	977,270
KDDI Corp.	1,779	5,222,970
SK Telecom Co. Ltd. sponsored ADR	208,600	3,548,286
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,957,054
TOTAL COMMON STOCKS (Cost $205,832,537)		188,289,896
Convertible Preferred Stocks - 0.5%

ELECTRIC UTILITIES - 0.5%
Ameren Corp. $2.438 ACES	7,000	184,800
Cinergy Corp. $4.75 PRIDES	14,200	760,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,000)		945,636
Convertible Bonds - 2.6%
	Principal Amount	Value (Note 1)
MEDIA - 2.6%
EchoStar Communications Corp. 5.75% 5/15/08 (c) (Cost $5,330,000)	$ 5,330,000	$ 5,196,750
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.39% (b)	8,344,519	8,344,519
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	4,172,283	4,172,283
TOTAL MONEY MARKET FUNDS (Cost $12,516,802)		12,516,802
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $224,564,339)	206,949,084
NET OTHER ASSETS - (5.6)%	(11,048,834)
NET ASSETS - 100%	$ 195,900,250
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,196,750 or 2.6% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $72,910,031 and $81,427,211, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,811 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $219,238,000 of which $78,495,000 and $140,743,000 will expire on July 31, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $133,927,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Telecommunications & Utilities Growth

See accompanying notes which are an integral part of the financial statements.

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,128,811) (cost $224,564,339) - See accompanying schedule		$ 206,949,084
Receivable for investments sold		3,070,593
Receivable for fund shares sold		95,259
Dividends receivable		541,361
Interest receivable		70,161
Redemption fees receivable		11
Other receivables		3,090
Total assets		210,729,559
Liabilities
Payable for investments purchased	$ 9,707,006
Payable for fund shares redeemed	595,527
Accrued management fee	123,054
Distribution fees payable	133,346
Other payables and accrued expenses	98,093
Collateral on securities loaned, at value	4,172,283
Total liabilities		14,829,309
Net Assets		$ 195,900,250
Net Assets consist of:
Paid in capital		$ 593,750,363
Undistributed net investment income		133,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(380,370,919)
Net unrealized appreciation (depre- ciation) on investments and assets and liabilities in foreign currencies		(17,612,766)
Net Assets		$ 195,900,250
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,452,199 ÷ 2,295,281 shares)		$ 8.91

Maximum offering price per share (100/94.25 of $8.91)		$ 9.45
Class T: Net Asset Value and redemption price per share ($52,569,905 ÷ 5,915,854 shares)		$ 8.89

Maximum offering price per share (100/96.50 of $8.89)		$ 9.21
Class B: Net Asset Value and offering price per share ($82,718,600 ÷ 9,455,095 shares)A		$ 8.75

Class C: Net Asset Value and offering price per share ($37,679,461 ÷ 4,302,160 shares)A		$ 8.76

Institutional: Net Asset Value, offering price and redemption price per share ($2,480,085 ÷ 276,579 shares)		$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,071,978
Interest		222,820
Security lending		13,395
Total income		3,308,193

Expenses
Management fee	$ 599,420
Transfer agent fees	746,242
Distribution fees	822,595
Accounting and security lending fees	38,342
Non-interested trustees' compensation	403
Custodian fees and expenses	3,209
Registration fees	23,411
Audit	11,074
Legal	1,410
Miscellaneous	4,806
Total expenses before reductions	2,250,912
Expense reductions	(283,809)	1,967,103
Net investment income (loss)		1,341,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(25,956,664)
Foreign currency transactions	(12,365)
Total net realized gain (loss)		(25,969,029)
Change in net unrealized appreciation (depreciation) on: Investment securities	31,918,723
Assets and liabilities in foreign currencies	2,489
Total change in net unrealized appreciation (depreciation)		31,921,212
Net gain (loss)		5,952,183
Net increase (decrease) in net assets resulting from operations		$ 7,293,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,341,090	$ 1,105,555
Net realized gain (loss)	(25,969,029)	(156,269,383)
Change in net unrealized appreciation (depreciation)	31,921,212	(44,166,113)
Net increase (decrease) in net assets resulting from operations	7,293,273	(199,329,941)
Distributions to shareholders from net investment income	(2,317,127)	-
Share transactions - net increase (decrease)	(26,719,387)	(114,272,064)
Redemption fees	8,688	12,533
Total increase (decrease) in net assets	(21,734,553)	(313,589,472)

Net Assets
Beginning of period	217,634,803	531,224,275
End of period (including undistributed net investment income of $133,572 and undistributed net investment income of $1,109,609, respectively)	$ 195,900,250	$ 217,634,803

Financial Highlights - Class A

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Income from Investment Operations
Net investment income (loss) E	.08	.10	.05	.53 G	.05	(.02)
Net realized and unrealized gain (loss)	.28	(6.54)	(5.41)	1.29	5.45	4.19
Total from investment operations	.36	(6.44)	(5.36)	1.82	5.50	4.17
Distributions from net investment income	(.19)	-	(.28)	(.05)	-	(.04)
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.20)	(1.21)
Total distributions	(.19)	-	(.54)	(1.06)	(1.20)	(1.25)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.91	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Total Return B,C,D	4.15%	(42.42)%	(26.09)%	9.59%	38.83%	33.99%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	1.45%	1.25%	1.20%	1.34%	2.18%
Expenses net of voluntary waivers, if any	1.57% A	1.45%	1.25%	1.20%	1.34%	1.75%
Expenses net of all reductions	1.44% A	1.36%	1.20%	1.17%	1.32%	1.72%
Net investment income (loss)	1.79% A	.79%	.32%	2.39%	.30%	(.11) %
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,452	$ 22,377	$ 54,265	$ 61,610	$ 14,400	$ 3,186
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunciations & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Income from Investment Operations
Net investment income (loss) E	.07	.07	.01	.47 G	.01	(.04)
Net realized and unrealized gain (loss)	.28	(6.50)	(5.40)	1.31	5.43	4.17
Total from investment operations	.35	(6.43)	(5.39)	1.78	5.44	4.13
Distributions from net investment income	(.14)	-	(.25)	(.01)	-	(.03)
Distributions from net realized gain	-	-	(.26)	(1.00)	(1.17)	(1.19)
Total distributions	(.14)	-	(.51)	(1.01)	(1.17)	(1.22)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.89	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Total Return B,C,D	4.05%	(42.55)%	(26.29)%	9.41%	38.45%	33.72%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A	1.71%	1.49%	1.44%	1.58%	1.94%
Expenses net of voluntary waivers, if any	1.83% A	1.71%	1.49%	1.44%	1.58%	1.94%
Expenses net of all reductions	1.70% A	1.62%	1.44%	1.41%	1.55%	1.90%
Net investment income (loss)	1.53% A	.53%	.08%	2.16%	.07%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,570	$ 59,306	$ 149,618	$ 225,415	$ 65,085	$ 19,918
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

Financial Highlights - Class B

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Income from Investment Operations
Net investment income (loss) E	.05	.01	(.07)	.35 G	(.08)	(.13)
Net realized and unrealized gain (loss)	.27	(6.37)	(5.33)	1.29	5.39	4.16
Total from investment operations	.32	(6.36)	(5.40)	1.64	5.31	4.03
Distributions from net investment income	(.06)	-	(.21)	-	-	(.03)
Distributions from net realized gain	-	-	(.26)	(.95)	(1.13)	(1.19)
Total distributions	(.06)	-	(.47)	(.95)	(1.13)	(1.22)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.75	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Total Return B,C,D	3.77%	(42.83)%	(26.66)%	8.77%	37.76%	32.97%
Ratios to Average Net Assets F
Expenses before expense reductions	2.41% A	2.20%	2.01%	1.96%	2.08%	2.63%
Expenses net of voluntary waivers, if any	2.25% A	2.20%	2.01%	1.96%	2.08%	2.50%
Expenses net of all reductions	2.12% A	2.11%	1.96%	1.93%	2.05%	2.47%
Net investment income (loss)	1.11% A	.04%	(.44)%	1.63%	(.43)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,719	$ 91,517	$ 213,767	$ 242,888	$ 65,645	$ 12,919
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) E	.05	.02	(.06)	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	.27	(6.37)	(5.33)	1.29	5.38	3.16
Total from investment operations	.32	(6.35)	(5.39)	1.65	5.30	3.06
Distributions from net investment income	(.06)	-	(.21)	-	-	(.02)
Distributions from net realized gain	-	-	(.26)	(.96)	(1.15)	(1.10)
Total distributions	(.06)	-	(.47)	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital E	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.76	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Total Return B,C,D	3.77%	(42.76)%	(26.62)%	8.84%	37.72%	23.60%
Ratios to Average Net Assets G
Expenses before expense reductions	2.31% A	2.11%	1.96%	1.93%	2.07%	3.16% A
Expenses net of voluntary waivers, if any	2.25% A	2.11%	1.96%	1.93%	2.07%	2.50% A
Expenses net of all reductions	2.12% A	2.02%	1.91%	1.90%	2.04%	2.48% A
Net investment income (loss)	1.11% A	.13%	(.39)%	1.66%	(.43)%	(.91)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,679	$ 41,496	$ 104,628	$ 107,332	$ 23,524	$ 3,489
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to July 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a special dividend which amounted to $.52 per share.

Financial Highlights - Institutional

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Income from Investment Operations
Net investment income (loss) D	.10	.16	.12	.60 F	.11	.04
Net realized and unrealized gain (loss)	.29	(6.61)	(5.44)	1.29	5.46	4.17
Total from investment operations	.39	(6.45)	(5.32)	1.89	5.57	4.21
Distributions from net investment income	(.28)	-	(.30)	(.08)	-	(.07)
Distributions from net realized gain	-	-	(.26)	(1.01)	(1.22)	(1.22)
Total distributions	(.28)	-	(.56)	(1.09)	(1.22)	(1.29)
Redemption fees added to paid in capital D	-	-	-	.01	.01	.01
Net asset value, end of period	$ 8.97	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Total Return B,C	4.47%	(42.13)%	(25.78)%	9.93%	39.31%	34.36%
Ratios to Average Net Assets E
Expenses before expense reductions	1.05% A	.96%	.85%	.88%	1.02%	1.46%
Expenses net of voluntary waivers, if any	1.05% A	.96%	.85%	.88%	1.02%	1.46%
Expenses net of all reductions	.92% A	.87%	.80%	.85%	.99%	1.43%
Net investment income (loss)	2.31% A	1.28%	.72%	2.71%	.63%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,480	$ 2,939	$ 8,945	$ 19,064	$ 6,963	$ 3,430
Portfolio turnover rate	74% A	116%	220%	172%	149%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Investment income per share reflects a special dividend which amounted to $.52 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,666,887	|
Unrealized depreciation	(29,939,442)
Net unrealized appreciation (depreciation)	$ (20,272,555)
Cost for federal income tax purposes	$ 227,221,639

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.07%	.25%	$ 34,222	$ -	$ 7,616
Class T	.33%	.25%	162,175	-	22,937
Class B	.75%	.25%	430,078	322,559	-
Class C	.75%	.25%	196,120	11,756	-
			$ 822,595	$ 334,315	$ 30,553

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 10,275	$ 2,158
Class T	23,568	4,714
Class B*	207,168	207,168
Class C*	3,555	3,555
	$ 244,566	$ 217,595

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 81,216	.76*
Class T	215,813	.78*
Class B	319,049	.74*
Class C	125,132	.64*
Institutional Class	5,032	.38*
	$ 746,242

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $69,577 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 19,068
Class T	1.75%	53,314
Class B	2.25%	68,183
Class C	2.25%	10,835
Institutional Class	1.25%	-
		$ 151,400

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reductions") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reductions") collectively referred to as "Directed Brokerage" in the accompanying table. Directed brokerage generally benefits all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 101,816	$ 40
Class A	7,616	-	-
Class T	22,937	-	-
	$ 30,553	$ 101,816	$ 40

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2003	Year ended July 31, 2002
From net investment income
Class A	$ 464,762	$ -
Class T	900,722	-
Class B	594,921	-
Class C	272,875	-
Institutional Class	83,847	-
Total	$ 2,317,127	$ -

Telecommunications & Utilities Growth

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2003	Year ended July 31, 2002	Six months ended January 31, 2003	Year ended July 31, 2002
Class A
Shares sold	161,083	423,943	$ 1,407,238	$ 5,364,348
Reinvestment of distributions	47,515	-	418,463	-
Shares redeemed	(473,095)	(1,438,811)	(4,107,096)	(16,758,846)
Net increase (decrease)	(264,497)	(1,014,868)	$ (2,281,395)	$ (11,394,498)
Class T
Shares sold	365,676	836,344	$ 3,239,458	$ 10,272,609
Reinvestment of distributions	94,963	-	835,527	-
Shares redeemed	(1,376,357)	(3,903,935)	(11,978,006)	(45,871,986)
Net increase (decrease)	(915,718)	(3,067,591)	$ (7,903,021)	$ (35,599,377)
Class B
Shares sold	261,084	989,939	$ 2,300,745	$ 12,170,806
Reinvestment of distributions	56,917	-	497,557	-
Shares redeemed	(1,646,574)	(4,604,725)	(13,942,568)	(52,267,314)
Net increase (decrease)	(1,328,573)	(3,614,786)	$ (11,144,266)	$ (40,096,508)
Class C
Shares sold	383,248	695,153	$ 3,344,611	$ 8,575,724
Reinvestment of distributions	23,481	-	205,553	-
Shares redeemed	(989,174)	(2,855,788)	(8,461,358)	(32,747,868)
Net increase (decrease)	(582,445)	(2,160,635)	$ (4,911,194)	$ (24,172,144)
Institutional Class
Shares sold	17,421	50,827	$ 155,316	$ 664,720
Reinvestment of distributions	4,314	-	38,181	-
Shares redeemed	(76,772)	(303,484)	(673,008)	(3,674,257)
Net increase (decrease)	(55,037)	(252,657)	$ (479,511)	$ (3,009,537)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

* Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

(Fidelity Investment logo)(registered trademark)
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